As filed with the Securities and Exchange Commission on September 29, 2005
                                                             File No. 333-116057
                                                               ICA No. 811-21587

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [_]
     Pre-Effective Amendment No.                         [_]
     Post-Effective Amendment No. 6                      [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                              [_]
     Amendment No. 7                                     [X]

                        (Check appropriate box or boxes)

                            OLD MUTUAL ADVISOR FUNDS
               (Exact Name of Registrant as Specified in Charter)

           4643 South Ulster Street, Suite 600, Denver, Colorado 80237
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:    (303) 770-1733
                                                   --------------------

     David J. Bullock, 4643 South Ulster Street, Suite 600, Denver, Colorado
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

       Carl Frischling, Esq.         and to         Andra C. Ozols, Esq.
Kramer Levin Naftalis & Frankel LLP               Old Mutual Capital, Inc.
    1177 Avenue of the Americas              4643 South Ulster Street, Suite 600
     New York, New York 10036                         Denver, CO 80237
          (212) 715-9100                               (888) 744-5050
--------------------------------------------------------------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective (check appropriate box):

[_]   immediately upon filing pursuant to paragraph (b)
[_]   on August 1, 2005 to paragraph (b)
[X]   60 days after filing pursuant to paragraph (a)(1)
[_]   on (date) pursuant to paragraph (a)(3)
[_] 75 days after filing pursuant to paragraph (a)(2) [_] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------ ---------------------------------------------------------
Prospectus                                                   [Acadian Asset Management, Inc. logo]
         Class A and Class C Shares

         November 28, 2005                                   [Analytic Investors, Inc. logo]


                                                             [Barrow, Hanley, Mewhinney & Strauss, Inc. logo]

Old Mutual Advisor Funds                                     [Clay Finlay Inc. logo]


o     Old Mutual Asset Allocation Conservative               [Dwight Asset Management Company logo]
      Portfolio

                                                             [Heitman Real Estate Securities, LLC logo]

o     Old Mutual Asset Allocation Balanced Portfolio

                                                             [Ibbotson Associates Advisors, LLC logo]

o     Old Mutual Asset Allocation Moderate Growth

      Portfolio                                              [Liberty Ridge Capital, Inc. logo]


o     Old Mutual Asset Allocation Growth Portfolio           [Provident Investment Counsel logo]


                                                             [Rogge Global Partners PLC logo]

                                                             [Thompson, Siegel & Walmsley, Inc. logo]
------------------------------------------------------------ ---------------------------------------------------------

[Old Mutual logo]


The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

-------------------------------------------------------------------------------

An Introduction to the Old Mutual Advisor Funds (R) and this Prospectus

Old Mutual Advisor Funds (the "Trust") is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called funds ("Funds"). This Prospectus offers Class A and Class C shares of each Fund listed on the cover.


Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund's goal matches your own.

The Funds offered by this Prospectus are generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Funds may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. Some of these Funds may not be suitable for investors who require regular income or stability of principal.

                               INVESTMENT ADVISER


Old Mutual Capital, Inc. (the "Advisor") is the investment adviser for each Fund. The Advisor has retained sub-advisers (each a "Sub-Advisor") to assist in managing the Funds. For information about the Sub-Advisors, see page 34 of the Prospectus. The Advisor also has entered into a sub-advisory arrangement with Ibbotson Associates Advisors, LLC ("Ibbotson") to provide it with research on asset allocation for each Fund.


This Prospectus contains important information you should know before investing in any Fund and as a shareholder in a Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.


[Side panel]


--------------------------------------------------------------------------------


What the Funds Are -- And Aren't


The Funds are mutual Funds -- pooled investments that are professionally managed and provide the opportunity to participate in financial markets. The Funds strive to meet their stated goals, although, as with all mutual funds, they cannot offer guaranteed results. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.


An investment in a Fund is not a bank deposit. It is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

--------------------------------------------------------------------------------

                                    Contents
FUND SUMMARIES
--------------------------------------------------------------------------------

Old Mutual Asset Allocation Conservative Portfolio.............................1
Old Mutual Asset Allocation Balanced Portfolio.................................7
Old Mutual Asset Allocation Moderate Growth Portfolio.........................13
Old Mutual Asset Allocation Growth Portfolio..................................19


MORE ABOUT THE FUNDS


Investment Strategies.........................................................25
Risks and Returns.............................................................27

THE ADVISOR

& SUB-ADVISORS
--------------------------------------------------------------------------------



The Advisor...................................................................39
Strategic Asset Allocation Consultant.........................................39
The Sub-Advisors .............................................................39
The Portfolio Managers........................................................47


YOUR INVESTMENT
--------------------------------------------------------------------------------


Your Share Price..............................................................52
Fair Value Pricing............................................................52
Policy Regarding Excessive or Short-Term Trading..............................53
Valuing Portfolio Securities..................................................55
Choosing a Share Class........................................................56
Sales Charges.................................................................56
Buying Shares.................................................................61
Selling Shares................................................................61
General Policies..............................................................62
Distribution and Taxes........................................................63
Distribution Arrangements.....................................................64
Revenue Sharing...............................................................64




FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Financial Highlights..........................................................65

Old Mutual Asset Allocation Conservative Portfolio


GOAL

The Fund seeks to provide investors with current income and preservation of capital.

MAIN INVESTMENT STRATEGIES


The Fund's assets will be managed according to a three-step process: (1) the Advisor's allocation of the Fund's assets among equity, fixed income and money market securities; (2) the selection of Sub-Advisors, based upon Ibbotson's recommendations related to appropriate market sectors and investment strategies; and (3) the selection of individual investments by each Sub-Advisor.

Under normal market conditions, the Fund expects to invest approximately 30% of its total assets in equity securities of large, medium and small sized companies, 50% of its total assets in long-or intermediate-term fixed income securities and 20% of its total assets in short-term fixed income and money market instruments. However, the Fund has the flexibility to invest approximately 20-40% of its total assets in equity securities of large, medium and small sized companies, 40-60% of its total assets in long-or intermediate-term fixed income securities and 10-30% of its total assets in short-term fixed income securities and money market instruments. The Advisor will evaluate these allocation ranges at least annually.

The individual securities to be held by the Fund will be selected by the appropriate Sub-Advisors according to a Sub-Advisor's investment strategies employed for the Fund, as described in "The Sub-Advisors" section of this prospectus.

Depending on the Advisor's strategic allocations (after reviewing Ibbotson's recommendations), the fixed income securities in which the Fund is expected to invest include, but are not limited to, U.S. government securities, corporate bonds, lower-rated (junk) bonds, foreign bonds, zero coupon and pay-in-kind securities, mortgage-backed securities, stripped mortgage-backed securities and asset-backed securities. Based on the Advisor's strategic allocations (after reviewing Ibbotson's recommendations), the Fund may also invest in foreign equity securities, derivatives, real estate investment trusts ("REITs"), and companies undergoing special situations or events.

With respect to the Fund's equity securities, based upon Ibbotson's asset allocation models, and consistent with the Fund's goal, a Sub-Advisor may employ a growth investment, value investment or growth and value blend investment strategy. Depending on the Advisor's strategic allocations (after reviewing Ibbotson's recommendations), the Fund also may invest in the equity securities of technology or communications companies. The Sub-Advisors will manage the Fund's assets allocated to equity investments in one or more of the following strategic categories, in accordance with the Advisor's strategic allocations:


      o     U.S. All Cap Blend
      o     U.S. All Cap Value
      o     U.S. Large Cap Blend
      o     U.S. Large Cap Growth
      o     U.S. Large Cap Value
      o     U.S. Mid Cap Equity
      o     U.S. Mid Cap Growth
      o     U.S. Mid Cap Value
      o     U.S. Small Cap Blend

      o     U.S. Small Cap Growth
      o     U.S. Small Cap Value
      o     U.S. Small-Mid Cap Value
      o     REITs
      o     International Large Cap Equity
      o     Emerging Markets Equity


Based on the Advisor's strategic allocations, the Fund may not employ all of these equity strategies at any one point in time. Accordingly (after reviewing Ibbotson's recommendations), at any given point in time, the Advisor may not allocate Fund assets to every Sub-Advisor that employs an equity strategy.

The Sub-Advisors will manage the Fund's assets allocated to fixed income investments in one or more of the following strategic categories, in accordance with the Advisor's strategic allocations:


      o     U.S. Intermediate-Term Fixed Income
      o     U.S. Core Fixed Income
      o     U.S. High Yield Fixed Income
      o     International Bond

The U.S. Core Fixed Income category represents a blend of various U.S. dollar-denominated fixed income securities, which may include investment grade corporate bonds, mortgage-backed securities, and U.S. government, agency and instrumentality debt obligations, with remaining maturities typically in the 1 to 30 year range.


Based on the Advisor's strategic allocations, the Fund may not employ all of these fixed income strategies at any one point in time. Accordingly (after reviewing Ibbotson's recommendations), at any given point in time, the Advisor may not allocate Fund assets to every Sub-Advisor that employs a fixed income strategy.


The Fund may also invest in other investment companies that are unaffiliated with the Fund, including exchange-traded funds (such as Standard & Poor's Depository Receipts ("SPDRs") and iShares) and closed-end funds. The Fund will invest in these securities primarily to obtain exposure to particular market or industry sectors in circumstances when it is not economical for the Fund to invest directly in the underlying holdings. The Fund may not: (i) own more than 3% of the voting stock of any investment company; (ii) invest more than 5% of total Fund assets in any one investment company; or (iii) invest more than 10% of total Fund assets in investment companies as a whole.


The Advisor will allocate the assets of the Fund to one or more investment strategies of individual Sub-Advisors based upon asset allocation models developed by Ibbotson, which serves as the strategic asset allocation consultant. The Advisor generally will not try to pinpoint the precise movement when a major reallocation should be made, but rather it will review the Fund's allocation and make changes gradually to favor sub-advisory pools that it believes, after consideration of data provided by Ibbotson, will provide the most favorable outlook for achieving the Fund's goal. The Advisor will effect its allocations by (i) directing proceeds from new investments in Fund shares to particular investment strategies of certain Sub-Advisors, (ii) withdrawing assets, upon redemptions of Fund shares, from particular investment strategies of certain Sub-Advisors, or (iii) reallocating assets from one Sub-Advisor or investment strategy to another.

Ibbotson will work with the Advisor to establish the basic design and structure of asset allocation models for the Fund. Each model will represent a particular asset allocation strategy intended to achieve that Fund's particular investment objective. Ibbotson uses two major methods, mean variance analysis and sensitivity analysis, to determine the combination of asset classes that it believes is likely to maximize return and minimize risk based on the particular investment objective. Once the asset allocation strategy is developed, Ibbotson seeks to recommend Sub-Advisors by asset class that it believes can maximize the value of the Fund. Once assets are distributed among the applicable Sub-Advisors, Ibbotson will work with the Advisor to monitor the asset allocation strategy and the performance and style consistency of the Sub-Advisors. Based on the data provided by Ibbotson and the Advisor's own risk analysis, the Advisor will invest cash flows and reallocate assets among the Fund's Sub-Advisors.


MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

As the Fund invests primarily in fixed income and money market securities, the Fund is subject to fluctuations in interest rates and reductions in an issuer's credit quality.

The Fund's investment in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage- and asset-backed securities are also sensitive to the rate of principal prepayments on the underlying assets.

As the Fund also invests in equity securities, the Fund is also subject to price fluctuations in the overall equity markets and from factors affecting individual companies or industries.

The prices of equity securities held by the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller and medium sized market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund's investment in securities of foreign issuers will be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.

Derivatives may involve a high degree of leverage and, therefore, a small, negative price movement in a derivative may result in substantial loss to the Fund. REITs may expose a Fund to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes or regulatory actions. With respect to investments in companies undergoing special situations or events, there is no guarantee that the situation or event that is hampering a company will improve or be resolved successfully.

When the Fund invests in other investment companies, the Fund bears both its own fees and expenses and, indirectly, those of the other investment companies. In addition, closed-end fund shares customarily trade on a securities exchange and are subject to price volatility resulting from market price discounts from or premiums over the fund's net asset value per share.


The unique nature of the Fund's allocation of assets among multiple sub-advisers may result in periodic reallocations or rebalancings, as recommended by Ibbotson, which could have an adverse effect on Fund performance to the extent that a Sub-Advisor is required to sell securities or to invest cash at times when it would not otherwise do so. These transactions could accelerate the realization of taxable income if the sales of securities resulted in gains and could increase transaction costs.


Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 21.

PERFORMANCE INFORMATION



This table illustrates the variability of the Fund's returns by giving some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Class A and Class C shares, including applicable maximum sales charges, as of September 30, 2005 with broad measures of market performance and the returns of an index of funds with similar investment objectives.

We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares and after-tax returns for Class C shares will vary.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

        Total Returns for the 12 Months ended September 30, 2005 and the
        Period from Inception (September 24, 2004) to September 30, 2005
-------------------------------------------------------------------------------- --------------------- ---------------------
Class A                                                                                One Year          Since Inception
-------------------------------------------------------------------------------- --------------------- ---------------------
     Return Before Taxes (1)                                                            ____%                 ____%
-------------------------------------------------------------------------------- --------------------- ---------------------
     Return After Taxes on Distributions                                                ____%                 ____%
-------------------------------------------------------------------------------- --------------------- ---------------------
     Return After Taxes on Distributions and Sale of Fund Shares                        ____%                 ____%
-------------------------------------------------------------------------------- --------------------- ---------------------
Class C
-------------------------------------------------------------------------------- --------------------- ---------------------
     Return Before Taxes                                                                ____%                 ____%
-------------------------------------------------------------------------------- --------------------- ---------------------
Lehman Aggregate Bond Index (2)                                                         ____%                 ____%
-------------------------------------------------------------------------------- --------------------- ---------------------
Standard & Poor's SuperComposite 1500 (S&P 1500) Index (2)                              ____%                 ____%
-------------------------------------------------------------------------------- --------------------- ---------------------
Lipper ______________ Index (2)                                                         ____%                 ____%

-------------------------------------------------------------------------------- --------------------- ---------------------



(1)   The Fund's Class A year-to-date return as of September 30, 2005 was
      ______%.

(2) None of the return information for these indices reflects any deduction for fees, expenses or taxes.

The   Lehman Aggregate Bond Index is __________________________________________.

      The unmanaged Standard & Poor's SuperComposite 1500 (S&P 1500) Index is a broad-based capitalization-weighted index comprising 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies.

      The Lipper ______________ Index is ______________________________________.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

Fees and Expenses Table

                                                                        Class A                      Class C
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                               5.75%                       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                                    None (1)                        1.00%
(as a percentage of original purchase price)

Maximum Account Fee                                                     $12.00                        $12.00
(assessed annually on accounts under $1,000 that have held
Fund shares for more than one year)

Redemption Fee(2)                                                         2.00%                         2.00%
(as a percentage of amount redeemed)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                                           0.85%                         0.85%
Distribution (12b-1) Fees                                                None                           0.75%
Other Expenses

         Service Fees                                         0.25%                        0.25%
         Other Operating Expenses                              .  %                         .  %
                                                              ---------                    ----
         Total Other Expenses                                              .  %                          . %
                                                                        ---------                      -----
Total Annual Operating Expenses                                            .  %                          . %
                                                                         --- ----                      -----

Fee Waivers and/or Expense Reimbursement                                -  .  %                       -  .  %
                                                                       ----------                     ------
Net Expenses(3)                                                            .  %                          .  %

----------------
(1) If you purchase $1 million or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.


(2)   Imposed on redemption within 10 calendar days of purchase.


(3) The Advisor has contractually agreed to waive advisory fees or absorb Fund expenses as necessary to maintain the Fund's net expenses at the levels shown above until at least December 31, 2006. To the extent that the Advisor waives advisory fees or absorbs operating expenses of a Fund, the Advisor may seek payment of such waived fees or reimbursement of such absorbed expenses within two fiscal years after the fiscal year in which fees were waived or expenses were absorbed, so long as the Fund's assets are greater than $75 million, such payment or reimbursement does not cause the Fund's net expenses to exceed the levels shown above and the payment or reimbursement was approved by the Board of Trustees of the Trust (the "Board").

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses reflect net operating expenses for the one year period and total annual fund operating expenses without expense waivers for years two and three. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over

                 1 Year          3 Years            5 Years            10 Years

Class A
Class C


You Would Pay the Following if you Did Not Redeem Your Shares (1)


                1 Year            3 Years            5 Years            10 Years

Class C                            (2)                (2)                 (2)


----------------
(1) Because Class A shares do not carry a CDSC, the expense information for Class A shares is not included under this scenario because the information would be identical to that shown above.

(2) Because the Class C CDSC is imposed only on redemptions within one year of purchase, the three-year cost information under this scenario is identical to that shown above.

Old Mutual Asset Allocation Balanced Portfolio


GOAL

The Fund seeks to provide investors with capital appreciation and current income.

MAIN INVESTMENT STRATEGIES


The Fund's assets will be managed according to a three-step process: (1) the Advisor's allocation of the Fund's assets among equity, fixed income and money market securities; (2) the selection of Sub-Advisors, based upon Ibbotson's recommendations related to appropriate market sectors and investment strategies; and (3) the selection of individual investments by each Sub-Advisor.

Under normal market conditions, the Fund expects to invest approximately 60% of its total assets in equity securities of large, medium and small sized companies, 25% of its total assets in long- or intermediate-term fixed income securities and 15% of its total assets in short-term fixed income and money market instruments. However, the Fund has the flexibility to invest approximately 50-70% of its total assets in equity securities of large, medium and small sized companies, 15-35% of its total assets in long- or intermediate-term fixed income securities and 5-25% of its total assets in short-term fixed income securities and money market instruments. The Advisor will evaluate these allocation ranges at least annually.

The individual securities to be held by the Fund will be selected by the appropriate Sub-Advisors according to a Sub-Advisor's investment strategy employed for the Fund, as described in "The Sub-Advisors" section of this prospectus.

Depending on the Advisor's strategic allocations (after reviewing Ibbotson's recommendations), the fixed income securities in which the Fund is expected to invest include, but are not limited to, U.S. government securities, corporate bonds, lower-rated (junk) bonds, foreign bonds, zero coupon and pay-in-kind securities, mortgage-backed securities, stripped mortgage-backed securities and asset-backed securities. Based on the Advisor's strategic allocations (after reviewing Ibbotson's recommendations), the Fund may also invest in foreign equity securities, derivatives, REITs, and companies undergoing special situations or events.

With respect to the Fund's equity securities, based upon Ibbotson's asset allocation models, and consistent with the Fund's goal, a Sub-Advisor may employ a growth investment, value investment or growth and value blend investment strategy. Depending on the Advisor's strategic allocations (after reviewing Ibbotson's recommendations), the Fund also may invest in the equity securities of technology or communications companies. The Sub-Advisors will manage the Fund's assets allocated to equity investments in one or more of the following strategic categories, in accordance with the Advisor's strategic allocations:


      o     U.S. All Cap Blend
      o     U.S. All Cap Value
      o     U.S. Large Cap Blend
      o     U.S. Large Cap Growth
      o     U.S. Large Cap Value
      o     U.S. Mid Cap Equity
      o     U.S. Mid Cap Growth
      o     U.S. Mid Cap Value
      o     U.S. Small Cap Blend
      o     U.S. Small Cap Growth
      o     U.S. Small Cap Value

      o     U.S. Small-Mid Cap Value
      o     REITs
      o     International Large Cap Equity
      o     Emerging Markets Equity


Based on the Advisor's strategic allocations, the Fund may not employ all of these equity strategies at any one point in time. Accordingly (after reviewing Ibbotson's recommendations), at any given point in time, the Advisor may not allocate Fund assets to every Sub-Advisor that employs an equity strategy.

The Sub-Advisors will manage the Fund's assets allocated to fixed income investments in one or more of the following strategic categories, in accordance with the Advisor's strategic allocations:


      o     U.S. Intermediate-Term Fixed Income
      o     U.S. Core Fixed Income
      o     U.S. High Yield Fixed Income
      o     International Bond

The U.S. Core Fixed Income category represents a blend of various U.S. dollar-denominated fixed income securities, which may include investment grade corporate bonds, mortgage-backed securities, and U.S. government, agency and instrumentality debt obligations, with remaining maturities typically in the 1 to 30 year range.


Based on the Advisor's strategic allocations, the Fund may not employ all of these fixed income strategies at any one point in time. Accordingly (after reviewing Ibbotson's recommendations), at any given point in time, the Advisor may not allocate Fund assets to every Sub-Advisor that employs a fixed income strategy.


The Fund may also invest in other investment companies that are unaffiliated with the Fund, including exchange-traded funds (such as Standard & Poor's Depository Receipts ("SPDRs") and iShares) and closed-end funds. The Fund will invest in these securities primarily to obtain exposure to particular market or industry sectors in circumstances when it is not economical for the Fund to invest directly in the underlying holdings. The Fund may not: (i) own more than 3% of the voting stock of any investment company; (ii) invest more than 5% of total Fund assets in any one investment company; or (iii) invest more than 10% of total Fund assets in investment companies as a whole.


The Advisor will allocate the assets of the Fund to one or more investment strategies of individual Sub-Advisors based upon asset allocation models developed by Ibbotson, which serves as the strategic asset allocation consultant. The Advisor generally will not try to pinpoint the precise movement when a major reallocation should be made, but rather it will review the Fund's allocation and make changes gradually to favor sub-advisory pools that it believes, after consideration of data provided by Ibbotson, will provide the most favorable outlook for achieving the Fund's goal. The Advisor will effect its allocations by (i) directing proceeds from new investments in Fund shares to particular investment strategies of certain Sub-Advisors, (ii) withdrawing assets, upon redemptions of Fund shares, from particular investment strategies of certain Sub-Advisors, or (iii) reallocating assets from one Sub-Advisor or investment strategy to another.

Ibbotson will work with the Advisor to establish the basic design and structure of asset allocation models for the Fund. Each model will represent a particular asset allocation strategy intended to achieve that Fund's particular investment objective. Ibbotson uses two major methods, mean variance analysis and sensitivity analysis, to determine the combination of asset classes that it believes is likely to maximize return and minimize risk based on the particular investment objective. Once the asset allocation strategy is developed, Ibbotson seeks to recommend Sub-Advisors by asset class that it believes can maximize the value of the Fund. Once assets are distributed among the applicable Sub-Advisors, Ibbotson will work with the Advisor to monitor the asset allocation strategy and the performance and style consistency of the Sub-Advisors. Based on the data provided by Ibbotson and the Advisor's own risk analysis, the Advisor will invest cash flows and reallocate assets among the Fund's Sub-Advisors.


MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

As the Fund invests in equity securities, the Fund is also subject to price fluctuations in the overall equity markets and from factors affecting individual companies or industries.

The prices of equity securities held by the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller and medium sized market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

As the Fund also invests in fixed income and money market securities, the Fund is subject to fluctuations in interest rates and reductions in an issuer's credit quality.

The Fund's investment in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage- and asset-backed securities are also sensitive to the rate of principal prepayments on the underlying assets.

The Fund's investment in securities of foreign issuers will be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.

Derivatives may involve a high degree of leverage and, therefore, a small, negative price movement in a derivative may result in substantial loss to the Fund. REITs may expose a Fund to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes or regulatory actions. With respect to investments in companies undergoing special situations or events, there is no guarantee that the situation or event that is hampering a company will improve or be resolved successfully.

When the Fund invests in other investment companies, the Fund bears both its own fees and expenses and, indirectly, those of the other investment companies. In addition, closed-end fund shares customarily trade on a securities exchange and are subject to price volatility resulting from market price discounts from or premiums over the fund's net asset value per share.


The unique nature of the Fund's allocation of assets among multiple sub-advisers may result in periodic reallocations or rebalancings, as recommended by Ibbotson, which could have an adverse effect on Fund performance to the extent that a Sub-Advisor is required to sell securities or to invest cash at times when it would not otherwise do so. These transactions could accelerate the realization of taxable income if the sales of securities resulted in gains and could increase transaction costs.


Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 21.

PERFORMANCE INFORMATION



This table illustrates the variability of the Fund's returns by giving some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Class A and Class C shares, including applicable maximum sales charges, as of September 30, 2005 with broad measures of market performance and the returns of an index of funds with similar investment objectives.

We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares and after-tax returns for Class C shares will vary.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

        Total Returns for the 12 Months ended September 30, 2005 and the
        Period from Inception (September 24, 2004) to September 30, 2005
-------------------------------------------------------------------------------- ---------------- ---------------------
Class A                                                                             One Year        Since Inception
-------------------------------------------------------------------------------- ---------------- ---------------------
     Return Before Taxes (1)                                                          ____%              ____%
-------------------------------------------------------------------------------- ---------------- ---------------------
     Return After Taxes on Distributions                                              ____%              ____%
-------------------------------------------------------------------------------- ---------------- ---------------------
     Return After Taxes on Distributions and Sale of Fund Shares                      ____%              ____%
-------------------------------------------------------------------------------- ---------------- ---------------------
Class C
-------------------------------------------------------------------------------- ---------------- ---------------------
     Return Before Taxes                                                              ____%              ____%
-------------------------------------------------------------------------------- ---------------- ---------------------
Lehman Aggregate Bond Index (2)                                                       ____%              ____%
-------------------------------------------------------------------------------- ---------------- ---------------------
Standard & Poor's SuperComposite 1500 (S&P 1500) Index (2)                            ____%              ____%
-------------------------------------------------------------------------------- ---------------- ---------------------
Lipper ______________ Index (2)                                                       ____%              ____%
-------------------------------------------------------------------------------- ---------------- ---------------------

(1)   The Fund's Class A year-to-date return as of September 30, 2005 was
      ______%.

(2) None of the return information for these indices reflects any deduction for fees, expenses or taxes.

      The Lehman Aggregate Bond Index is ______________________________________.

      The unmanaged Standard & Poor's SuperComposite 1500 (S&P 1500) Index is a broad-based capitalization-weighted index comprising 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies.

      The Lipper ______________ Index is ______________________________________.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

Fees and Expenses Table

                                                                        Class A                      Class C
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                               5.75%                       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                                      None (1)                    1.00%
(as a percentage of original purchase price)

Maximum Account Fee                                                     $12.00                      $12.00
(assessed annually on accounts under $1,000 that have held
Fund shares for more than one year)

Redemption Fee(2)                                                         2.00%                       2.00%
(as a percentage of amount redeemed)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                                           0.90%                      0.90%
Distribution (12b-1) Fees                                                None                        0.75%
Other Expenses

         Service Fees                                         0.25%                        0.25%
         Other Operating Expenses                              .  %                         .  %
                                                              ------                        ----
         Total Other Expenses                                              . %                        .  %
                                                                          -----                       ----
Total Annual Operating Expenses                                            . %                         . %
                                                                          -----                       ----
Fee Waivers and/or Expense Reimbursement                                -  . %                     -   . %
                                                                          -----                       ----
Net Expenses((3))                                                          . %                         . %
                                                                         ------                       ----
----------------

(1) If you purchase $1 million or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.


(2)   Imposed on redemption within 10 calendar days of purchase.


(3) The Advisor has contractually agreed to waive advisory fees or absorb Fund expenses as necessary to maintain the Fund's net expenses at the levels shown until at least December 31, 2006. To the extent that the Advisor waives advisory fees or absorbs operating expenses of a Fund, the Advisor may seek payment of such waived fees or reimbursement of such absorbed expenses within two fiscal years after the fiscal year in which fees were waived or expenses were absorbed, so long as the Fund's assets are greater than $75 million, such payment or reimbursement does not cause the Fund's net expenses to exceed the levels shown above and the payment or reimbursement was approved by the Board.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses reflect net operating expenses for the one year period and total annual fund operating expenses without expense waivers for years two and three. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over

                 1 Year          3 Years            5 Years            10 Years

Class A
Class C


You Would Pay the Following if you Did Not Redeem Your Shares (1)


                 1 Year          3 Years            5 Years            10 Years

Class C                              (2)                (2)                 (2)
----------------
(1) Because Class A shares do not carry a CDSC, the expense information for Class A shares is not included under this scenario because the information would be identical to that shown above.

(2) Because the Class C CDSC is imposed only on redemptions within one year of purchase, the three-year cost information under this scenario is identical to that shown above.

Old Mutual Asset Allocation Moderate Growth Portfolio


GOAL

The Fund seeks to provide investors with capital appreciation.

MAIN INVESTMENT STRATEGIES


The Fund's assets will be managed according to a three-step process: (1) the Advisor's allocation of the Fund's assets among equity, fixed income and money market securities; (2) the selection of Sub-Advisors, based upon Ibbotson's recommendations related to appropriate market sectors and investment strategies; and (3) the selection of individual investments by each Sub-Advisor.

Under normal market conditions, the Fund expects to invest approximately 80% of its total assets in equity securities of large, medium and small sized companies, 10% of its total assets in long- or intermediate-term fixed income securities and 10% of its total assets in short-term fixed income and money market instruments. However, the Fund has the flexibility to invest approximately 70-90% of its total assets in equity securities of large, medium and small sized companies, 0-20% of its total assets in long- or intermediate-term fixed income securities and 0-20% of its total assets in short-term fixed income securities and money market instruments. The Advisor will evaluate these allocation ranges at least annually.

The individual securities to be held by the Fund will be selected by the appropriate Sub-Advisors according to a Sub-Advisor's investment strategy employed for the Fund, as described in "The Sub-Advisors" section of this prospectus.

Depending on the Advisor's strategic allocations (after reviewing Ibbotson's recommendations), the fixed income securities in which the Fund is expected to invest include, but are not limited to, U.S. government securities, corporate bonds, lower-rated (junk) bonds, foreign bonds, zero coupon and pay-in-kind securities, mortgage-backed securities, stripped mortgage-backed securities and asset-backed securities. Based on the Advisor's strategic allocations (after reviewing Ibbotson's recommendations), the Fund may also invest in foreign equity securities, derivatives, REITs, and companies undergoing special situations or events.

With respect to the Fund's equity securities, based upon Ibbotson's asset allocation models, and consistent with the Fund's goal, a Sub-Advisor may employ a growth investment, value investment or growth and value blend investment strategy. Depending on the Advisor's strategic allocations (after reviewing Ibbotson's recommendations), the Fund also may invest in the equity securities of technology or communications companies. The Sub-Advisors will manage the Fund's assets allocated to equity investments in one or more of the following strategic categories, in accordance with the Advisor's strategic allocations:


      o     U.S. All Cap Blend
      o     U.S. All Cap Value
      o     U.S. Large Cap Blend
      o     U.S. Large Cap Growth
      o     U.S. Large Cap Value
      o     U.S. Mid Cap Equity
      o     U.S. Mid Cap Growth
      o     U.S. Mid Cap Value
      o     U.S. Small Cap Blend
      o     U.S. Small Cap Growth
      o     U.S. Small Cap Value

      o     U.S. Small-Mid Cap Value
      o     REITs
      o     International Large Cap Equity
      o     Emerging Markets Equity


Based on the Advisor's strategic allocations, the Fund may not employ all of these equity strategies at any one point in time. Accordingly (after reviewing Ibbotson's recommendations), at any given point in time, the Advisor may not allocate Fund assets to every Sub-Advisor that employs an equity strategy.

The Sub-Advisors will manage the Fund's assets allocated to fixed income investments in one or more of the following strategic categories, in accordance with the Advisor's strategic allocations:


      o     U.S. Intermediate-Term Fixed Income
      o     U.S. Core Fixed Income
      o     U.S. High Yield Fixed Income
      o     International Bond

The U.S. Core Fixed Income category represents a blend of various U.S. dollar-denominated fixed income securities, which may include investment grade corporate bonds, mortgage-backed securities, and U.S. government, agency and instrumentality debt obligations, with remaining maturities typically in the 1 to 30 year range.


Based on the Advisor's strategic allocations, the Fund may not employ all of these fixed income strategies at any one point in time. Accordingly (after reviewing Ibbotson's recommendations), at any given point in time, the Advisor may not allocate Fund assets to every Sub-Advisor that employs a fixed income strategy.


The Fund may also invest in other investment companies that are unaffiliated with the Fund, including exchange-traded funds (such as Standard & Poor's Depository Receipts ("SPDRs") and iShares) and closed-end funds. The Fund will invest in these securities primarily to obtain exposure to particular market or industry sectors in circumstances when it is not economical for the Fund to invest directly in the underlying holdings. The Fund may not: (i) own more than 3% of the voting stock of any investment company; (ii) invest more than 5% of total Fund assets in any one investment company; or (iii) invest more than 10% of total Fund assets in investment companies as a whole.


The Advisor will allocate the assets of the Fund to one or more investment strategies of individual Sub-Advisors based upon asset allocation models developed by Ibbotson, which serves as the strategic asset allocation consultant. The Advisor generally will not try to pinpoint the precise movement when a major reallocation should be made, but rather it will review the Fund's allocation and make changes gradually to favor sub-advisory pools that it believes, after consideration of data provided by Ibbotson, will provide the most favorable outlook for achieving the Fund's goal. The Advisor will effect its allocations by (i) directing proceeds from new investments in Fund shares to particular investment strategies of certain Sub-Advisors, (ii) withdrawing assets, upon redemptions of Fund shares, from particular investment strategies of certain Sub-Advisors, or (iii) reallocating assets from one Sub-Advisor or investment strategy to another.

Ibbotson will work with the Advisor to establish the basic design and structure of asset allocation models for the Fund. Each model will represent a particular asset allocation strategy intended to achieve that Fund's particular investment objective. Ibbotson uses two major methods, mean variance analysis and sensitivity analysis, to determine the combination of asset classes that it believes is likely to maximize return and minimize risk based on the particular investment objective. Once the asset allocation strategy is developed, Ibbotson seeks to recommend Sub-Advisors by asset class that it believes can maximize the value of the Fund. Once assets are distributed among the applicable Sub-Advisors, Ibbotson will work with the Advisor to monitor the asset allocation strategy and the performance and style consistency of the Sub-Advisors. Based on the data provided by Ibbotson and the Advisor's own risk analysis, the Advisor will invest cash flows and reallocate assets among the Fund's Sub-Advisors.


MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

As the Fund invests primarily in equity securities, the Fund is subject to price fluctuations in the overall equity markets and from factors affecting individual companies or industries.

The prices of equity securities held by the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller and medium sized market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

As the Fund also invests in fixed income and money market securities, the Fund also is subject to fluctuations in interest rates and reductions in an issuer's credit quality.

The Fund's investment in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage- and asset-backed securities are also sensitive to the rate of principal prepayments on the underlying assets.

The Fund's investment in securities of foreign issuers will be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.

Derivatives may involve a high degree of leverage and, therefore, a small, negative price movement in a derivative may result in substantial loss to the Fund. REITs may expose a Fund to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes or regulatory actions. With respect to investments in companies undergoing special situations or events, there is no guarantee that the situation or event that is hampering a company will improve or be resolved successfully.

When the Fund invests in other investment companies, the Fund bears both its own fees and expenses and, indirectly, those of the other investment companies. In addition, closed-end fund shares customarily trade on a securities exchange and are subject to price volatility resulting from market price discounts from or premiums over the fund's net asset value per share.


The unique nature of the Fund's allocation of assets among multiple sub-advisers may result in periodic reallocations or rebalancings, as recommended by Ibbotson, which could have an adverse effect on Fund performance to the extent that a Sub-Advisor is required to sell securities or to invest cash at times when it would not otherwise do so. These transactions could accelerate the realization of taxable income if the sales of securities resulted in gains and could increase transaction costs.


Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 21.

PERFORMANCE INFORMATION



This table illustrates the variability of the Fund's returns by giving some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Class A and Class C shares, including applicable maximum sales charges, as of September 30, 2005 with broad measures of market performance and the returns of an index of funds with similar investment objectives.

We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares and after-tax returns for Class C shares will vary.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

        Total Returns for the 12 Months ended September 30, 2005 and the
        Period from Inception (September 24, 2004) to September 30, 2005

----------------------------------------------------------------------------- --------------------- ------------------------
Class A                                                                             One Year            Since Inception
----------------------------------------------------------------------------- --------------------- ------------------------
     Return Before Taxes (1)                                                         ____%                   ____%
----------------------------------------------------------------------------- --------------------- ------------------------
     Return After Taxes on Distributions                                             ____%                   ____%
----------------------------------------------------------------------------- --------------------- ------------------------
     Return After Taxes on Distributions and Sale of Fund Shares                     ____%                   ____%
----------------------------------------------------------------------------- --------------------- ------------------------
Class C
----------------------------------------------------------------------------- --------------------- ------------------------
     Return Before Taxes                                                             ____%                   ____%
----------------------------------------------------------------------------- --------------------- ------------------------
Lehman Aggregate Bond Index (2)                                                      ____%                   ____%
----------------------------------------------------------------------------- --------------------- ------------------------
Standard & Poor's SuperComposite 1500 (S&P 1500) Index (2)                           ____%                   ____%
----------------------------------------------------------------------------- --------------------- ------------------------
Lipper ______________ Index (2)                                                      ____%                   ____%
----------------------------------------------------------------------------- --------------------- ------------------------

(1)   The Fund's Class A year-to-date return as of September 30, 2005 was
      ______%.

(2) None of the return information for these indices reflects any deduction for fees, expenses or taxes.

      The Lehman Aggregate Bond Index is ______________________________________.

      The unmanaged Standard & Poor's SuperComposite 1500 (S&P 1500) Index is a broad-based capitalization-weighted index comprising 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies.

      The Lipper ______________ Index is ______________________________________.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

Fees and Expenses Table

                                                                        Class A                      Class C
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                               5.75%                       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                                        None (1)                   1.00%
(as a percentage of original purchase price)

Maximum Account Fee                                                     $12.00                       $12.00
(assessed annually on accounts under $1,000 that have held
Fund shares for more than one year)

Redemption Fee(2)                                                         2.00%                        2.00%
(as a percentage of amount redeemed)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                                           0.90%                        0.90%
Distribution (12b-1) Fees                                                 None                         0.75%
Other Expenses

         Service Fees                                            0.25%                     0.25%
         Other Operating Expenses                                 .  %                      .  %
                                                                --------                   ---
         Total Other Expenses                                             .   %                        .  %
                                                                          -----                        ----
Total Annual Operating Expenses                                           .   %                        .  %
                                                                          -----                        ----

Fee Waivers and/or Expense Reimbursement                                 - .  %                      - .  %
                                                                          -----                        ----
Net Expenses(3)                                                            .  %                        .  %
                                                                          -----                        ----
----------------

(1) If you purchase $1 million or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.


(2)   Imposed on redemption within 10 calendar days of purchase.


(3) The Advisor has contractually agreed to waive advisory fees or absorb Fund expenses as necessary to maintain the Fund's net expenses at the levels shown above until at least December 31, 2006. To the extent that the Advisor waives advisory fees or absorbs operating expenses of a Fund, the Advisor may seek payment of such waived fees or reimbursement of such absorbed expenses within two fiscal years after the fiscal year in which fees were waived or expenses were absorbed, so long as the Fund's assets are greater than $75 million, such payment or reimbursement does not cause the Fund's net expenses to exceed the levels shown above and the payment or reimbursement was approved by the Board.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses reflect net operating expenses for the one year period and total annual fund operating expenses without expense waivers for years two and three. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over

                 1 Year          3 Years            5 Years            10 Years
Class A
Class C


You Would Pay the Following if you Did Not Redeem Your Shares (1)


                 1 Year          3 Years            5 Years            10 Years
Class C                               (2)                (2)                 (2)

----------------
(1) Because Class A shares do not carry a CDSC, the expense information for Class A shares is not included under this scenario because the information would be identical to that shown above.

(2) Because the Class C CDSC is imposed only on redemptions within one year of purchase, the three-year cost information under this scenario is identical to that shown above.

Old Mutual Asset Allocation Growth Portfolio


GOAL

The Fund seeks to provide investors with capital appreciation.

MAIN INVESTMENT STRATEGIES


The Fund's assets will be managed according to a three-step process: (1) the Advisor's allocation of the Fund's assets among equity, fixed income and money market securities; (2) the selection of Sub-Advisors, based upon Ibbotson's recommendations related to appropriate market sectors and investment strategies; and (3) the selection of individual investments by each Sub-Advisor.

Under normal market conditions, the Fund expects to invest approximately 95% of its total assets in equity securities of large, medium and small sized companies, and 5% of its total assets in long-, intermediate- or short-term fixed income securities and money market instruments. However, the Fund has the flexibility to invest approximately 85-100% of its total assets in equity securities of large, medium and small sized companies and up to 15% of its total assets in long-, intermediate- or short-term fixed income securities and money market instruments. The Advisor will evaluate these allocation ranges at least annually.

The individual securities to be held by the Fund will be selected by the appropriate Sub-Advisors according to a Sub-Advisor's investment strategy employed for the Fund, as described in "The Sub-Advisors" section of this prospectus.

Depending on the Advisor's strategic allocations (after reviewing Ibbotson's recommendations), the fixed income securities in which the Fund is expected to invest include, but are not limited to, U.S. government securities, corporate bonds, lower-rated (junk) bonds, foreign bonds, zero coupon and pay-in-kind securities, mortgage-backed securities, stripped mortgage-backed securities and asset-backed securities. Based on the Advisor's strategic allocations (after reviewing Ibbotson's recommendations), the Fund may also invest in foreign equity securities, derivatives, REITs, and companies undergoing special situations or events.

With respect to the Fund's equity securities, based upon Ibbotson's asset allocation models, and consistent with the Fund's goal, a Sub-Advisor may employ a growth investment, value investment or growth and value blend investment strategy. Depending on the Advisor's strategic allocations (after reviewing Ibbotson's recommendations), the Fund also may invest in the equity securities of technology or communications companies. The Sub-Advisors will manage the Fund's assets allocated to equity investments in one or more of the following strategic categories, in accordance with the Advisor's strategic allocations:


      o     U.S. All Cap Blend
      o     U.S. All Cap Value
      o     U.S. Large Cap Blend
      o     U.S. Large Cap Growth
      o     U.S. Large Cap Value
      o     U.S. Mid Cap Equity
      o     U.S. Mid Cap Growth
      o     U.S. Mid Cap Value
      o     U.S. Small Cap Blend
      o     U.S. Small Cap Growth
      o     U.S. Small Cap Value
      o     U.S. Small-Mid Cap Value

      o     REITs
      o     International Large Cap Equity
      o     Emerging Markets Equity


Based on the Advisor's strategic allocations, the Fund may not employ all of these equity strategies at any one point in time. Accordingly (after reviewing Ibbotson's recommendations), at any given point in time, the Advisor may not allocate Fund assets to every Sub-Advisor that employs an equity strategy.

The Sub-Advisors will manage the Fund's assets allocated to fixed income investments in one or more of the following strategic categories, in accordance with the Advisor's strategic allocations:


      o     U.S. Intermediate-Term Fixed Income
      o     U.S. Core Fixed Income
      o     U.S. High Yield Fixed Income
      o     International Bond

The U.S. Core Fixed Income category represents a blend of various U.S. dollar-denominated fixed income securities, which may include investment grade corporate bonds, mortgage-backed securities, and U.S. government, agency and instrumentality debt obligations, with remaining maturities typically in the 1 to 30 year range.


Based on the Advisor's strategic allocations, the Fund may not employ all of these fixed income strategies at any one point in time. Accordingly (after reviewing Ibbotson's recommendations), at any given point in time, the Advisor may not allocate Fund assets to every Sub-Advisor that employs a fixed income strategy.


The Fund may also invest in other investment companies that are unaffiliated with the Fund, including exchange-traded funds (such as Standard & Poor's Depository Receipts ("SPDRs") and iShares) and closed-end funds. The Fund will invest in these securities primarily to obtain exposure to particular market or industry sectors in circumstances when it is not economical for the Fund to invest directly in the underlying holdings. The Fund may not: (i) own more than 3% of the voting stock of any investment company; (ii) invest more than 5% of total Fund assets in any one investment company; or (iii) invest more than 10% of total Fund assets in investment companies as a whole.


The Advisor will allocate the assets of the Fund to one or more investment strategies of individual Sub-Advisors based upon asset allocation models developed by Ibbotson, which serves as the strategic asset allocation consultant. The Advisor generally will not try to pinpoint the precise movement when a major reallocation should be made, but rather it will review the Fund's allocation and make changes gradually to favor sub-advisory pools that it believes, after consideration of data provided by Ibbotson, will provide the most favorable outlook for achieving the Fund's goal. The Advisor will effect its allocations by (i) directing proceeds from new investments in Fund shares to particular investment strategies of certain Sub-Advisors,(ii) withdrawing assets, upon redemptions of Fund shares, from particular investment strategies of certain Sub-Advisors, or (iii) reallocating assets from one Sub-Advisor or investment strategy to another.

Ibbotson will work with the Advisor to establish the basic design and structure of asset allocation models for the Fund. Each model will represent a particular asset allocation strategy intended to achieve that Fund's particular investment objective. Ibbotson uses two major methods, mean variance analysis and sensitivity analysis, to determine the combination of asset classes that it believes is likely to maximize return and minimize risk based on the particular investment objective. Once the asset allocation strategy is developed, Ibbotson seeks to recommend Sub-Advisors by asset class that it believes can maximize the value of the Fund. Once assets are distributed among the applicable Sub-Advisors, Ibbotson will work with the Advisor to monitor the asset allocation strategy and the performance and style consistency of the

Sub-Advisors. Based on the data provided by Ibbotson and the Advisor's own risk analysis, the Advisor will invest cash flows and reallocate assets among the Fund's Sub-Advisors.


MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

As the Fund invests primarily in equity securities, the Fund is subject to price fluctuations in the overall equity markets and from factors affecting individual companies or industries.

The prices of equity securities held by the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller and medium sized market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

As the Fund also invests in fixed income and money market securities, the Fund is also subject to fluctuations in interest rates and reductions in an issuer's credit quality.

The Fund's investment in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage- and asset-backed securities are also sensitive to the rate of principal prepayments on the underlying assets.

The Fund's investment in securities of foreign issuers will be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.

Derivatives may involve a high degree of leverage and, therefore, a small, negative price movement in a derivative may result in substantial loss to the Fund. REITs may expose a Fund to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes or regulatory actions. With respect to investments in companies undergoing special situations or events, there is no guarantee that the situation or event that is hampering a company will improve or be resolved successfully.

When the Fund invests in other investment companies, the Fund bears both its own fees and expenses and, indirectly, those of the other investment companies. In addition, closed-end fund shares customarily trade on a securities exchange and are subject to price volatility resulting from market price discounts from or premiums over the fund's net asset value per share.

The unique nature of the Fund's allocation of assets among multiple sub-advisers may result in periodic reallocations or rebalancings, as recommended by Ibbotson, which could have an adverse effect on Fund performance to the extent that a sub-adviser is required to sell securities or to invest cash at times when it would not otherwise do so. These transactions could accelerate the realization of taxable income if the sales of securities resulted in gains and could increase transaction costs.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 21.

PERFORMANCE INFORMATION




This table illustrates the variability of the Fund's returns by giving some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Class A and Class C shares, including applicable maximum sales charges, as of September 30, 2005 with a broad measure of market performance and the returns of an index of funds with similar investment objectives.

We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares and after-tax returns for Class C shares will vary.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

        Total Returns for the 12 Months ended September 30, 2005 and the
        Period from Inception (September 24, 2004) to September 30, 2005

-------------------------------------------------------------------------------- -------------- ---------------------
Class A                                                                            One Year       Since Inception
-------------------------------------------------------------------------------- -------------- ---------------------
     Return Before Taxes (1)                                                         ____%             ____%
-------------------------------------------------------------------------------- -------------- ---------------------
     Return After Taxes on Distributions                                             ____%             ____%
-------------------------------------------------------------------------------- -------------- ---------------------
     Return After Taxes on Distributions and Sale of Fund Shares                     ____%             ____%
-------------------------------------------------------------------------------- -------------- ---------------------
Class C
-------------------------------------------------------------------------------- -------------- ---------------------
     Return Before Taxes                                                             ____%             ____%
-------------------------------------------------------------------------------- -------------- ---------------------
Standard & Poor's SuperComposite 1500 (S&P 1500) Index (2)                           ____%             ____%
-------------------------------------------------------------------------------- -------------- ---------------------
Lipper ______________ Index (2)                                                      ____%             ____%
-------------------------------------------------------------------------------- -------------- ---------------------

(1)   The Fund's Class A year-to-date return as of September 30, 2005 was
      ______%.

(2) None of the return information for these indices reflects any deduction for fees, expenses or taxes.

      The unmanaged Standard & Poor's SuperComposite 1500 (S&P 1500) Index is a broad-based capitalization-weighted index comprising 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies.

      The Lipper ______________ Index is ______________________________________.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

Fees and Expenses Table

                                                                        Class A                      Class C
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                               5.75%                       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                                      None (1)                    1.00%
(as a percentage of original purchase price)

Maximum Account Fee                                                     $12.00                      $12.00
(assessed annually on accounts under $1,000 that have held
Fund shares for more than one year)

Redemption Fee(2)                                                         2.00%                       2.00%
(as a percentage of amount redeemed)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                                           0.95%                       0.95%
Distribution (12b-1) Fees                                                 None                        0.75%
Other Expenses

         Service Fees                                         0.25%                        0.25%
         Other Operating Expenses                             .   %                         .  %
                                                              --------                     ----
         Total Other Expenses                                              .  %                      .    %
                                                                          ------                      -----
Total Annual Operating Expenses                                            .  %                      .    %
                                                                          ------                      -----

Fee Waivers and/or Expense Reimbursement                                -  .  %                      - .  %
                                                                          ------                      -----
Net Expenses(3)                                                            .  %                        .  %
                                                                          ------                      -----
----------------

(1) If you purchase $1 million or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.


(2)   Imposed on redemption within 10 calendar days of purchase.


(3) The Advisor has contractually agreed to waive advisory fees or absorb Fund expenses as necessary to maintain the Fund's net expenses at the levels shown above until at least December 31, 2006. To the extent that the Advisor waives advisory fees or absorbs operating expenses of a Fund, the Advisor may seek payment of such waived fees or reimbursement of such absorbed expenses within two fiscal years after the fiscal year in which fees were waived or expenses were absorbed, so long as the Fund's assets are greater than $75 million, such payment or reimbursement does not cause the Fund's net expenses to exceed the levels shown above and the payment or reimbursement was approved by the Board.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses reflect net operating expenses for the one year period and total annual fund operating expenses without expense waivers for years two and three. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over

                 1 Year          3 Years            5 Years            10 Years
Class A
Class C


You Would Pay the Following if you Did Not Redeem Your Shares (1)


                 1 Year          3 Years            5 Years            10 Years
Class C                              (2)                (2)                 (2)

----------------
(1) Because Class A shares do not carry a CDSC, the expense information for Class A shares is not included under this scenario because the information would be identical to that shown above.

(2) Because the Class C CDSC is imposed only on redemptions within one year of purchase, the three-year cost information under this scenario is identical to that shown above.

                                                            More About the Funds

The following discussion and table describes the main investment strategies discussed in the Fund Summaries section of this Prospectus in greater detail. From time to time, the Funds employ other investment practices, which are also described in the Risks and Returns section on the following pages and in the Statement of Additional Information (the "SAI"). The back cover of this Prospectus explains how you can get a copy of the SAI.


INVESTMENT STRATEGIES


Each Fund will allocate its assets among equity (large, mid- or small cap), fixed income (long, intermediate or short term), or money market securities in accordance with that Fund's allocation policies. The Sub-Advisors each have a specialized investment strategy or strategies focused on one or more specific class of securities. Based upon these specialized strategies and the Advisor's assessment of market conditions, the Advisor will allocate and, from time to time, re-allocate portions of the assets of each Fund to individual Sub-Advisors for management. The Advisor has engaged Ibbotson to provide recommendations as to asset allocations among the Sub-Advisors and asset classes within each Fund. Ibbotson will not itself manage any assets of the Funds, but will be a strategic asset allocation consultant to the Advisor.

The Advisor will effect its allocations by (i) directing proceeds from new investments in Fund shares to particular investment strategies of certain Sub-Advisors, (ii) withdrawing assets, upon redemptions of Fund shares, from particular investment strategies of certain Sub-Advisors, or (iii) reallocating assets from one Sub-Advisor or investment strategy to another. The allocation process may result in certain Sub-Advisors managing significant portions of the Funds' assets, or none at all, depending upon the Advisor's determination of the appropriate allocation structure for the Fund. Each Sub-Advisor operates and invests independent of the other Sub-Advisors and, therefore, there may be overlap in the securities held by more than one Sub-Advisor on behalf of a Fund. There may also be circumstances where one Sub-Advisor is acquiring securities while another Sub-Advisor is disposing of the same securities. It is expected that each Sub-Advisor will manage its portion of each relevant Fund's assets similarly, that is, each Sub-Advisor will seek to allocate securities transactions among the relevant Funds in a fair and equitable manner consistent with each Fund's strategy allocation, in accordance with Ibbotson's recommendations and subject to liquidity considerations.

The Funds' active management may result in a Fund's Sub-Advisors frequently buying and selling securities, which could increase the Fund's portfolio turnover rate and transaction costs, such as brokerage commissions. Because each Sub-Advisor makes investment decisions independently of each other Sub-Advisor, the sale of a security by one Sub-Advisor at the same time that another Sub-Advisor purchases the security also would increase a Fund's portfolio turnover rate. Increased transaction costs could detract from a Fund's performance. In addition, the sale of a Fund's securities may generate capital gains which, when distributed, may be taxable to you.

The "Investment Advisor & Sub-Advisors" section of this prospectus describes the specific investment strategies that each Sub-Advisor may employ for the Funds. Some Sub-Advisors may, at the discretion of the Advisor, utilize more than one of their available investment strategies in managing assets of a Fund.

A description of the Trust's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the SAI. The back cover of this Prospectus explains how you can get a copy of the SAI. The Funds' portfolio holdings as of a period end are publicly disclosed four times per year with the Securities and Exchange Commission ("SEC") on Form N-CSR or Form N-Q. These reports are available, free of charge, on the SEC's website at www.sec.gov.

Temporary Defensive Investments. In times of unstable or adverse market or economic conditions, up to 100% of the Funds' assets may be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The Funds could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may invest in temporary defensive investments for undetermined periods of time, depending on market or economic conditions. To the extent a Fund invests defensively in these securities, it might not achieve its investment objective.

RISKS AND RETURNS

--------------------------------------------------------------------------------
EQUITY SECURITIES

Shares representing ownership or the right to ownership in a corporation. Each Fund may invest in the following types of equity securities: common and preferred stocks, convertible securities, warrants and rights.

Potential Risks
--------------------------------------------------------------------------------

Equity security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

Equity security prices may fall because of changes in other financial markets, such as interest rate or currency exchange rate changes.

Equity securities may underperform more stable investments (such as bonds and cash) in the short term.

Potential Returns
--------------------------------------------------------------------------------

Equity securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------


Sub-Advisors who invest in equity securities generally maintain a long-term investment approach and focus on securities they believe can appreciate over an extended time frame, regardless of interim fluctuations.


      --------------------------------------------------------------------------
      GROWTH SECURITIES


      Equity securities that a Sub-Advisor believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.


      Potential Risks
      --------------------------------------------------------------------------

      See Equity Securities.

      Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.


      The growth securities in a Fund may never reach what a Sub-Advisor believes are their full value and may even go down in price.


      Potential Returns
      --------------------------------------------------------------------------

      See Equity Securities.

      Growth securities may appreciate faster than non-growth securities.

      Policies to Balance Risk and Return
      --------------------------------------------------------------------------

      See Equity Securities.


      In managing a Fund, Sub-Advisors use their own software and research models, which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. The investment process of each Sub-Advisor investing in this asset class is extremely focused on companies that exhibit positive business momentum.

      Sub-Advisors consider selling a security when its anticipated appreciation is no longer probable, alternative investments offer superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.


      --------------------------------------------------------------------------
      VALUE SECURITIES


      Equity securities that a Sub-Advisor believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratio and earnings power.


      Potential Risks
      --------------------------------------------------------------------------

      See Equity Securities.


      Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The value securities in a Fund may never reach what a Sub-Advisor believes are their full value and may even go down in price.


      Potential Returns
      --------------------------------------------------------------------------

      See Equity Securities.

      Value securities may produce significant capital appreciation as the market recognizes their full value.

      Policies to Balance Risk and Return
      --------------------------------------------------------------------------

      See Equity Securities.


      In managing the Funds, Sub-Advisors may each use their own research, computer models and measures of value.


      --------------------------------------------------------------------------
      FOREIGN EQUITY SECURITIES

      The Funds may invest in securities of foreign issuers, including American Depository Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), exchange traded funds and other similar global instruments. ADRs are certificates issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as a U.S. equity security and is priced in U.S. dollars. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch of a U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars.

      Potential Risks
      --------------------------------------------------------------------------

      Foreign security prices may fall due to political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.

      Although ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

      Foreign investments, especially investments in emerging or developing markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

      Potential Returns
      --------------------------------------------------------------------------

      Favorable exchange rate movements could generate gains or reduce losses. Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

      Policies to Balance Risk and Return
      --------------------------------------------------------------------------

      A Sub-Advisor may use a disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Fund's performance. Generally, if a stock in a Fund's portfolio can be replaced by one with higher return expectations, allowing for the transactions costs of both the sell and the buy, it will be sold.


      --------------------------------------------------------------------------
      TECHNOLOGY OR COMMUNICATIONS COMPANY SECURITIES

      Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

      Potential Risks
      --------------------------------------------------------------------------

      Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

      Potential Returns
      --------------------------------------------------------------------------

      Technology or communications company securities offer investors significant growth potential because they may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

      Policies to Balance Risk and Return
      --------------------------------------------------------------------------

      See Equity Securities.

      None of the Funds will concentrate their investments in the groups of industries within the technology and communications sectors of the market.

      --------------------------------------------------------------------------
      SMALL- AND MEDIUM-SIZED COMPANY SECURITIES

      Potential Risks
      --------------------------------------------------------------------------

      Small- and medium-sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources, such as access to capital, and may be dependent on a smaller and more inexperienced management group. In addition, small- and medium-sized company securities may trade much less frequently than securities of larger companies, making the prices of these securities subject to greater volatility.

      Potential Returns
      --------------------------------------------------------------------------

      Small- and medium-sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small- and medium-sized companies tend to have younger product lines whose distribution and revenues are still maturing.

      Policies to Balance Risk and Return
      --------------------------------------------------------------------------

      See Equity Securities.

      --------------------------------------------------------------------------
      REITs

      A real estate investment trust ("REIT") is a separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

      Potential Risks
      --------------------------------------------------------------------------

      The real estate industry is particularly sensitive to:

      o     Economic factors, such as interest rate changes or recessions;

      o Over-building in one particular area, changes in zoning laws, or changes in neighborhood values;

      o     Increases in property taxes;

      o     Casualty and condemnation losses; and

      o     Regulatory limitations on rents.

      REITs may expose a Fund to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

      Potential Returns
      --------------------------------------------------------------------------

      Investments in REITs permit a Fund to participate in potential capital appreciation and income opportunities in various segments of the real estate sector.

      Policies To Balance Risk and Return
      --------------------------------------------------------------------------

      Each Sub-Advisor investing in REITs considers companies that it expects will generate good cash flow from the underlying properties, have proven management track records, and histories of increasing dividends.


--------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS

High quality, short-term U.S. and foreign debt instruments denominated in U.S. dollars, including bank obligations (such as CDs, time deposits, bankers' acceptances, and banknotes), commercial paper, corporate obligations (including asset-backed securities), government obligations (such as U.S. Treasury, agency or foreign government securities), short-term obligations issued by state and local governments, and repurchase agreements.

Potential Risks
--------------------------------------------------------------------------------

Money market instrument prices fluctuate over time.

Money market instrument prices may fall as a result of factors that relate to the issuer, such as a credit rating downgrade.

Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes.

Potential Returns
--------------------------------------------------------------------------------

Money market instruments have greater short-term liquidity, capital preservation and income potential than longer-term investments such as stocks or long-term debt. This will help contribute to the stability of a Fund's NAV per share.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------


The Old Mutual Asset Allocation Conservative, Old Mutual Asset Allocation Balanced, Old Mutual Asset Allocation Moderate Growth and Old Mutual Asset Allocation Growth Portfolios generally limit their investments in money market instruments to no more than 30%, 25%, 20% and 15% of their total assets, respectively. However, the Old Mutual Asset Allocation Growth Portfolio generally invests in money market instruments only for temporary defensive or cash management purposes.


--------------------------------------------------------------------------------
OVER-THE COUNTER ("OTC") SECURITIES

Securities that are not listed and traded on an organized exchange, but are bought and sold through a computer network or over the telephone.

Potential Risks
--------------------------------------------------------------------------------

OTC securities may not trade as often as securities listed on an exchange. So, if a Fund were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

Potential Returns
--------------------------------------------------------------------------------

Increases the number of potential investments for the Funds.

OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------

See Equity Securities.


The Sub-Advisors use a highly disciplined investment process that seeks to, among other things, identify quality OTC investments that will enhance a Fund's performance.


--------------------------------------------------------------------------------
ILLIQUID SECURITIES

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a Fund has valued them.

Potential Risks
--------------------------------------------------------------------------------

The Funds may have difficulty valuing these securities precisely.

The Funds may be unable to sell these securities at the time or price they desire.

Potential Returns
--------------------------------------------------------------------------------

Illiquid securities may offer more attractive yields or potential growth than comparable widely- traded securities.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------

No Fund may invest more than 15% of its net assets in illiquid securities.

--------------------------------------------------------------------------------
DERIVATIVES

Investments such as forward foreign currency contracts, futures, OTC options, options on futures, options and swaps, whose value is based on an underlying asset or economic factor.

Potential Risks
--------------------------------------------------------------------------------

The value of derivatives are volatile.

Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, or gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives a Fund buys or sells. A Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, a use of derivatives may result in losses in excess of the amount invested.

Potential Returns
--------------------------------------------------------------------------------

Derivatives may be used for a variety of purposes, including:

      o     To reduce transaction costs;

      o     To manage cash flows;

      o To maintain full market exposure, which means to adjust the characteristics of a Fund's investments to more closely approximate those of its benchmark;

      o     To seek to enhance returns; and

      o To protect a Fund's investments against declines in value (a practice called "hedging").

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

A Fund may use derivatives selectively for hedging, to reduce transaction costs, to enhance returns or to manage cash flows.

To the extent a Fund enters into derivatives, it will, when necessary, segregate cash or other liquid assets equal to the settlement amount with its custodian to cover the contract. When a Fund sells certain derivative contracts, it will hold at all times the instruments underlying the contracts.

--------------------------------------------------------------------------------
SPECIAL SITUATIONS


The Funds may invest in special situations. A special situation arises when a Sub-Advisor believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to that company. Special situations are events that could change or temporarily hamper the ongoing operations of a company, including, but not limited to:


      o Liquidations, reorganizations, recapitalizations, mergers or temporary financial liquidity restraints;

      o Material litigation, technological breakthroughs or temporary production or product introduction problems; or

      o Natural disaster, sabotage or employee error and new management or management policies.

Special situations affect companies of all sizes and generally occur regardless of general business conditions or movements of the market as a whole.

Potential Risks
--------------------------------------------------------------------------------

Special situations often involve much greater risk than is inherent in ordinary investment securities. In addition, the market price of companies subject to special situations may never reflect any perceived intrinsic values.

Potential Returns
--------------------------------------------------------------------------------

Securities of companies in special situations may experience significant capital appreciation as the market recognizes their full value.

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

A Sub-Advisor may need to more extensively analyze special situations in view of the complexity of such investments.


--------------------------------------------------------------------------------
FIXED INCOME SECURITIES

Fixed income securities includes U.S. government securities, U.S. government agency securities, corporate bonds, mortgage-backed and asset-backed securities, lower-rated bonds, foreign bonds, money market instruments and certain other types of debt or hybrid instruments.

Potential Risks
--------------------------------------------------------------------------------

Fixed income security prices fluctuate over time. The price of a fixed-income security may fall as a result of adverse events involving the issuer of the security, changes in interest rates or other adverse economic or political events. Also, fixed income securities may not deliver their expected yield as a result of the factors listed above.

Potential Returns
--------------------------------------------------------------------------------

Fixed income securities may offer higher current income than other types of investments and offer diversification from equity securities.

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

With respect to fixed income securities, each Sub-Advisor investing in fixed income securities maintains its own policies for balancing risks of individual fixed income securities against their potential yields and gains in light of a Fund's investment goals.


      --------------------------------------------------------------------------
      U.S. GOVERNMENT SECURITIES

      U.S. Treasury bills, notes and bonds of varying maturities that are backed by the full faith and credit of the U.S. government.

      Potential Risks
      --------------------------------------------------------------------------

      U.S. government securities generally offer lower yields than other fixed-income securities.

      Potential Returns
      --------------------------------------------------------------------------

      A Fund lowers the risk profile of its investment portfolio by holding U.S. government securities as the timely payment of principal and interest on such securities is guaranteed by the U.S. government.

      Policies To Balance Risk and Return
      --------------------------------------------------------------------------

      The Old Mutual Asset Allocation Growth Portfolio will generally not invest in U.S. government securities except for temporary defensive and cash management purposes. The other Funds will each allocate only a portion of their assets to Sub-Advisors that invest in U.S. government securities.

      --------------------------------------------------------------------------
      U.S. GOVERNMENT AGENCY SECURITIES

      Debt securities issued or guaranteed as to principal and interest by U.S. government agencies, U.S. government sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the U.S. government.

      Potential Risks
      --------------------------------------------------------------------------

      U.S. government agency securities are not direct obligations of the U.S. government and certain U.S. government agency securities are not backed by the full faith and credit of the U.S. government. U.S. government agency securities therefore represent a higher risk of default than U.S. government securities.

      Potential Returns
      --------------------------------------------------------------------------

      U.S. government agency securities may offer higher yields and the potential for higher returns than U.S. government securities.

      Policies To Balance Risk and Return
      --------------------------------------------------------------------------

      In assessing an investment in a U.S. government agency security, each Sub-Advisor investing in U.S. = government agency securities balances the risks associated with the security against the potential returns to the Fund.


      --------------------------------------------------------------------------
      MORTGAGE-BACKED SECURITIES

      Mortgage-backed securities are securities that represent pools of mortgages (including collateralized mortgage obligations or CMOs), where investors receive principal and interest payments from the repayment of underlying mortgage loans. Some mortgage-backed securities are issued and guaranteed against default by the U.S. government or its agencies or instrumentalities, such as the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

      Potential Risks
      --------------------------------------------------------------------------

      Mortgage-backed securities may be adversely affected by changes in interest rates and the creditworthiness of the issuer and underlying mortgage holders. Also, the mortgages underlying mortgage-backed securities may be subject to unscheduled or early payments, which may shorten the maturities of these securities and may lower their returns.

      Potential Returns
      --------------------------------------------------------------------------

      Mortgage-backed securities may offer higher yields and the potential for higher returns than certain other fixed-income securities.

      Policies To Balance Risk and Return
      --------------------------------------------------------------------------

         In assessing an investment in a mortgage-backed security, each Sub-Advisor investing in mortgage-backed securities balances the risks associated with the security against the potential returns to the Fund and may look for mortgage-backed securities that have characteristics that make them less likely to be prepaid.

      --------------------------------------------------------------------------
      STRIPPED MORTGAGE-BACKED SECURITIES

      Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. One class might receive all of the interest distributions - an interest-only strip (IOs) and the other all the principal distributions - principal only strips
      (POs).

      Potential Risks
      --------------------------------------------------------------------------

      The cash flows and yields on stripped mortgage-backed securities are extremely sensitive to interest rates and the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of POs.

      The yields and market risk of IO and PO stripped mortgage-backed securities may be more volatile than those of other fixed income securities.

      The market for stripped mortgage-backed securities may be limited, making it difficult for a Fund to value or to sell its holdings at an acceptable price.

      Potential Returns
      --------------------------------------------------------------------------

      Stripped mortgage-backed securities may offer higher yields than other, more stable, fixed income securities, such as traditional mortgage-backed securities.

      Policies To Balance Risk and Return
      --------------------------------------------------------------------------

      Certain stripped mortgage-backed securities may be deemed to be illiquid. Each Fund may invest up to 15% of its net assets in illiquid securities, including stripped mortgage-backed securities that are deemed to be illiquid.

      --------------------------------------------------------------------------
      ASSET-BACKED SECURITIES

      Asset-backed securities are interests in a stream of payments from specific assets, such as automobile or credit card receivables. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

      Potential Risks
      --------------------------------------------------------------------------

      Asset-backed securities may be adversely affected by changes in interest rates. Also, the nature of the underlying collateral may make it more difficult for issuers of asset-backed securities to recover or repossess such collateral upon a default.

      Potential Returns
      --------------------------------------------------------------------------

      Asset-backed securities may offer higher yields and the potential for higher returns than certain other fixed-income securities.

      Policies To Balance Risk and Return
      --------------------------------------------------------------------------

      With respect to a Fund, each Sub-Advisor investing in asset-backed securities maintains its own policies for balancing credit quality against potential yields and gains in light of the Fund's investment goals.


      --------------------------------------------------------------------------
      CORPORATE BONDS

      Debt securities of industrial, utility, banking and other financial institutions that are rated at or above investment grade by one or more nationally recognized rating organizations.

      Potential Risks
      --------------------------------------------------------------------------

      Issuers of corporate bonds may default on their obligations to repay principal and interest. Also, changes in interest rates may adversely affect the market value of corporate bonds.

      Potential Returns
      --------------------------------------------------------------------------

      Investment grade corporate bonds typically have a higher yield than certain other fixed-income securities, such as U.S. government securities and have a lower risk of default than lower-rated corporate bonds.

      Policies To Balance Risk and Return
      --------------------------------------------------------------------------

      With respect to a Fund, each Sub-Advisor investing in corporate bonds maintains its own policies for balancing credit quality against potential yields and gains in light of the Fund's investment goals.


      --------------------------------------------------------------------------
      LOWER-RATED (JUNK) BONDS

      Debt securities of industrial, utility, banking and other financial institutions that are rated below investment grade (BB/Ba or lower).

      Potential Risks
      --------------------------------------------------------------------------

      Lower-rated bonds have a higher risk of default, tend to be less liquid, and may be difficult to value.

      Potential Returns
      --------------------------------------------------------------------------

      Lower-rated bonds offer higher yields and higher potential gains than investment-grade (BBB/Baa or higher) bonds.

      Policies To Balance Risk and Return
      --------------------------------------------------------------------------

      With respect to a Fund, each Sub-Advisor investing in lower-rated bonds maintains its own policies for balancing credit quality against potential yields and gains in light of the Fund's investment goals. No Fund will invest more than 15% of its net assets in lower-rated bonds.


      --------------------------------------------------------------------------
      FOREIGN BONDS

      Debt securities of foreign governments and foreign companies.

      Potential Risks
      --------------------------------------------------------------------------

      In addition to the risks present for domestic bonds, foreign bonds are subject to the additional risks of potential adverse political developments or political instability; differences in accounting, auditing, and financial reporting standards; a lack of adequate information from bond issuers due to less stringent government regulation; and adverse changes in foreign exchange rates.

      Potential Returns
      --------------------------------------------------------------------------

      Foreign bonds represent a major portion of the world's fixed income securities and offer additional diversification opportunities as well as the potential for higher returns.

      Policies To Balance Risk and Return
      --------------------------------------------------------------------------

      With respect to a Fund, each Sub-Advisor investing in foreign bonds maintains its own policies for balancing credit quality and other risks against potential yields and gains in light of the Fund's investment goals. Each such Sub-Advisor will manage a Fund's currency exposure of its foreign investments and may hedge a portion of this exposure.


      --------------------------------------------------------------------------
      ZERO COUPON AND PAY-IN-KIND SECURITIES

      A zero coupon security pays no interest to its holders until it matures and is sold at a discount to its face value. Pay-in-kind securities are securities that generally pay interest through the issuance of additional securities.

      Potential Risks
      --------------------------------------------------------------------------

      The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay interest periodically or in cash.

      Potential Returns
      --------------------------------------------------------------------------

      Zero coupon and pay-in-kind securities may offer higher yields and higher potential gains than other fixed-income securities.

      Policies To Balance Risk and Return
      --------------------------------------------------------------------------

      With respect to a Fund, each Sub-Advisor investing in zero coupon and paid-in-kind securities maintains its own policies for balancing credit quality and other risks against potential yields and gains in light of the Fund's investment goals. In addition, the Funds limit their investments in fixed income securities, such as zero coupon and pay-in-kind securities, as set forth each Fund's main investment strategies.

                                                     The Advisor & Sub-Advisors

THE ADVISOR

Old Mutual Capital, Inc., 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, is the investment adviser for the Funds. The Advisor was organized in 2004 and is a subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH"), which is a wholly-owned subsidiary of Old Mutual plc, a London-exchange-listed international financial services firm ("Old Mutual").

The Advisor selects and recommends, subject to the approval of the Board, one or more Sub-Advisors to manage each Fund's investment portfolio. It also allocates assets to the Sub-Advisors, monitors the performance, security holdings and investment strategies of these Sub-Advisors and when appropriate researches any potential new Sub-Advisors for the Funds.

Each of the Sub-Advisors identified below may provide investment sub-advisory services to all of the Funds. The Board supervises the Advisor and the Sub-Advisors and establishes policies that the Advisor and the Sub-Advisors must follow in their day-to-day investment management activities. In January 2005, the Funds and the Advisor applied for an exemptive order from the SEC permitting the Funds to change non-affiliated asset managers without prior shareholder approval, but subject to notification to shareholders within 60 days of any such changes. There is no assurance that the Funds will be successful in obtaining this exemptive relief.

For the fiscal period from commencement of operations (September 24, 2004) to July 31, 2005, for its services to the Funds, the Advisor received, on an annual basis, the following management fees (as a percentage of each Fund's average daily net assets), after waivers:


                         Fund                                    Management Fee
Old Mutual Asset Allocation Conservative Portfolio                     .    %
Old Mutual Asset Allocation Balanced Portfolio                         .    %
Old Mutual Asset Allocation Moderate Growth Portfolio                  .    %
Old Mutual Asset Allocation Growth Portfolio                           .    %

The investment advisory fees paid by certain of the Funds may be higher than those paid by other investment companies, although the Advisor believes the fees to be comparable to those paid by investment companies with similar investment objectives and policies.


STRATEGIC ASSET ALLOCATION CONSULTANT


Ibbotson Associates Advisors, LLC, a Delaware limited liability company located at 225 North Michigan Avenue, Chicago, IL 60601, serves as the strategic asset allocation consultant and sub-adviser to the Advisor for investment model creation and maintenance of each Fund, consistent with the second step in each Fund's investment process. Ibbotson will also monitor and make recommendations to the Advisor regarding possible changes to the Sub-Advisors and their investment strategies.

THE SUB-ADVISORS

The Sub-Advisors are selected by the Advisor, subject to the approval of the Board, to manage each Fund's investment portfolio. Each of the Sub-Advisors identified below may provide investment sub-advisory services to some or all of the Funds, depending on the allocation of assets to each such Sub-Advisor. The Advisor will allocate the assets of the Funds to individual Sub-Advisors based largely upon such Sub-Advisor's investment mandate and the asset allocation models developed by Ibbotson. For their services to the Funds, Ibbotson and the other Sub-Advisors will receive fees payable by the Advisor under their investment sub-advisory agreements. The fees payable to each Sub-Advisor depend on the amount of assets the Sub-Advisor manages and the category or categories in which those assets are managed, as such assets are attributable to the Funds. Refer to the SAI for further information about these fees. Each Sub-Advisor, other than Ibbotson, manages the assets of other investment companies, which may result in a conflict of interest with respect to the Sub-Advisor's management of the Funds' assets. As indicated below, each Sub-Advisor, other than Ibbotson, is either wholly-owned by OMUSH or is otherwise under common control with the Advisor.

Descriptions of the Sub-Advisors and their respective investment mandates are as follows:

Acadian Asset Management, Inc. ("Acadian"), a Massachusetts corporation located at Ten Post Office Square, 8th Floor, Boston, Massachusetts 02109, is a sub-adviser to the Funds. Acadian has provided investment management services since 1977. As of June 30, 2005, Acadian had $_____ billion under management. Acadian is a wholly-owned subsidiary of OMUSH.


Based on Ibbotson's strategic asset allocations, Acadian would invest a portion of a Fund's assets allocated to equity investments in the International Large Cap Equity category.

International Large Cap Equity -- The International Large Cap Equity strategy focuses on large cap stocks in developed non-U.S. markets. Underlying this strategy is an investment process that utilizes multiple stock factors, such as price/book, price/earnings, and earnings forecast trends and surprises, to predict stock performance relative to its sector and market. Acadian also uses separate models designed to predict how well each stock's sector/country will perform relative to the world equity markets as a whole. The end result of the combined stock and country/sector measures is a ranking of the relative attractiveness or "alpha" of Acadian's entire 20,000 - plus stock universe. Portfolio optimization techniques are then used to construct the managed portion of a Fund's investment portfolio.


Analytic Investors, Inc. ("Analytic"), a California corporation located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, is a sub-adviser to the Funds. Analytic has provided investment management services since 1970. As of June 30, 2005, Analytic had $_____ billion under management. Its investment philosophy is founded on the premise that the systematic application of quantitative techniques has the potential to deliver consistent risk-adjusted performance, regardless of market cycle. With vast amounts of information available on demand, it believes that the proper weighting of the right variables in the selection process is pivotal to its success. Analytic is a wholly-owned subsidiary of OMUSH.


Based on Ibbotson's strategic asset allocations, Analytic would invest a portion of the Fund's assets allocated to equity investments in the U.S. Large Cap Blend category.

U.S. Large Cap Blend - The investment universe for this strategy is the companies that make up the S&P 500 Index. Analytic's process analyzes over 70 stock "characteristics" (e.g., price-to-earnings ratio, return-on-equity) to determine which characteristics the market is currently rewarding. Analytic then uses a process called "portfolio optimization" to select securities that it believes will:


      o     Maximize expected returns for the managed portion of a Fund;

      o     Minimize expected volatility relative to a Fund's benchmark; and

      o Diversify the assets of the managed portion of a Fund among industries, sectors, and individual securities.

Analytic monitors the stocks held by a Fund for developments in terms of news events (such as lawsuits or takeover bids) and other significant changes in fundamental factors. Analytic sells a security when it believes that the incremental benefit from the sale exceeds the associated transaction costs.


Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow, Hanley"), a Nevada corporation located at 3232 McKinney Ave, 15th Floor, Dallas, Texas 75204, is a sub-adviser to the Funds. Barrow, Hanley has provided investment management services since 1979. As of June 30, 2005, Barrow, Hanley had $_____ billion under management. Barrow, Hanley is one of the largest value-oriented investment managers of institutional assets in the U.S. Barrow, Hanley's 23 investment professionals, with an average experience in excess of 18 years, manage domestic equity and fixed income portfolios for a variety of institutional clients. Barrow Hanley is a wholly-owned subsidiary of OMUSH.


Based on Ibbotson's strategic asset allocations, Barrow, Hanley would invest a portion of the Fund's assets allocated to equity investments in one or more of the following categories: U.S. Large Cap Value, U.S. Mid Cap Value or U.S. Small Cap Value.

U.S. Large Cap Value / U.S. Mid Cap Value / U.S. Small Cap Value - Barrow, Hanley uses a consistent, disciplined process to identify large, well known companies that it believes to be undervalued and temporarily out of favor. Barrow, Hanley implements its strategy by constructing portfolios of individual stocks that reflect three value characteristics: price/earnings and price/book ratios below the market average and dividend yields above the market average (S&P 500). Barrow, Hanley's decision-making process involves quantitative and qualitative analysis and analytical tools to ensure adherence to its value discipline. Barrow, Hanley maintains a list of approximately 250 companies meeting its three-pronged definition of value and that are projected to achieve earnings growth above that of the market as a whole. Barrow, Hanley applies two value models, a Dividend Discount model and a Relative Return model, to the companies on its value list in connection with its selection and monitoring of stocks. Barrow, Hanley's portfolios generally consist of approximately 40-50 stocks, are held for an average of three to four years, resulting in average annual portfolio turnover of 25% - 30%, and are balanced so as to not have too much weight given to any industry group. However, sector weightings are a residual of Barrow, Hanley's bottom-up stock selection process and may vary widely in comparison to the S&P 500.

As of the date of this prospectus, Barrow, Hanley's U.S. Mid Cap Value and U.S. Small Cap Value Strategies were unavailable to the Funds.

Based on Ibbotson's strategic asset allocations, Barrow, Hanley would invest a portion of the Fund's assets allocated to fixed income investments in one or more of the following categories: U.S. Intermediate - Term Fixed Income or U.S. Core Fixed Income.

U.S. Intermediate - Term Fixed Income/U.S. Core Fixed Income - Barrow, Hanley uses a top-down investment approach which begins by analyzing the best potential opportunities identified by Barrow, Hanley's quantitative screening model. Barrow, Hanley then shifts its focus to analyzing issuer specific factors, including credit quality of corporate bonds for cash flow, earnings and balance sheet fundamentals, and factors that will impact the future credit rating of the issuer. Mortgage pass-through securities are analyzed using "empirical" measures of cash flow yield rather than using a long-term prepayment model to calculate yield. Barrow, Hanley's portfolio construction process utilizes a portfolio optimizer to forecast and "stress-test" the portfolio to determine the probability of a given portfolio structure producing superior returns over a broad range of potential market environments. Barrow, Hanley attempts to maintain fully invested, duration-neutral portfolios at all times and does not attempt to time the direction of interest rates. Portfolio weightings in specific sectors (i.e., mortgages, corporates, etc.) are carefully monitored on the basis of contribution to total portfolio duration.


Clay Finlay Inc. ("Clay Finlay"), a New York corporation located at 200 Park Avenue, New York, New York 10166, is a sub-adviser to the Funds. Clay Finlay is a global equity management firm founded in

1982 and headquartered in New York, with offices in London and Tokyo. As of June 30, 2005, Clay Finlay had $_____ billion under management. Clay Finlay's "growth at a reasonable price" strategy uses a bottom-up approach to the management of global and regional equity mandates. The firm uses a team based investment approach to create fairly concentrated, yet diversified, risk controlled portfolios. An experienced multinational team of 20 investment professionals manages a full range of multi-regional (global, international and global ex-country of origin) and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan, United States and Global Emerging Markets) equity mandates on behalf of major corporations, financial institutions and governments sourced globally. Clay Finlay is a wholly-owned subsidiary of OMUSH.


Based on Ibbotson's strategic asset allocations, Clay Finlay would invest a portion of the Fund's assets allocated to equity investments in one or more of the following categories: International Large Cap Equity or Emerging Markets Equity.

International Large Cap Equity / Emerging Markets Equity - Clay Finlay ranks the securities in its investment universe of large, liquid securities based on various metrics, including forward price/earnings and earnings growth rates and other valuation ratios. Clay Finlay applies a bottom-up approach with fundamental research on individual stocks. A key driver of the security selection process is long-term earnings growth rates, coupled with Clay Finlay's conviction of these growth rates based on a company's financial strength, management and competitive positioning. Clay Finlay's geographic and sector allocation is driven primarily by bottom-up factors; however, Clay Finlay will assess the relative risk of the managed portion of a Fund to the appropriate benchmark.


Dwight Asset Management Company ("Dwight"), a Delaware corporation located at 100 Bank Street, Burlington, Vermont, 05402-1590, is a sub-adviser to the Funds. Dwight has provided investment management services since 1975. As of June 30, 2005, Dwight had $_____ billion under management. Dwight is a registered investment adviser specializing in fixed income and stable value investment strategies. Dwight offers a range of commingled funds and separate account investment management services for Stable Value, Fixed Income and Insurance clients. Dwight is a wholly-owned subsidiary of OMUSH.


Based on Ibbotson's strategic asset allocations, Dwight would invest a portion of the Fund's assets allocated to fixed income investments in one or more of the following categories: Cash Management, U.S. Intermediate Fixed Income, U.S. Core Fixed Income or U.S. High Yield Fixed Income.

Cash Management / U.S. Intermediate Fixed Income / U.S. Core Fixed Income / U.S. High Yield Fixed Income - Dwight seeks to achieve capital preservation, competitive performance and flexibility to meet plan/corporate changes by minimizing changes in duration, attaining diversification across high quality fixed income markets, conducting in-depth research to assure high credit quality of issuers and securities and actively managing cash and liquidity. Dwight believes that competitive risk-adjusted returns are achieved by building higher yielding portfolios with an emphasis on structured fixed income securities and thorough security selection. Risk is mitigated through limited sector rotation and closely managing duration and term structure exposures.

High Yield Investment Process - Dwight builds diversified high yield portfolios by focusing on companies that it believes have stable or improving credit profiles, and that offer attractive relative value characteristics. Portfolio managers and credit analysts work closely together to review fundamental and technical data, assess which industry sectors to favor or disfavor, and discuss the relative strengths and weaknesses of specific securities. The credit focus is on issuers rated either BB or B. Under normal market conditions the average quality of the high yield strategy will be B or higher and the duration will be approximately 75% - 125% of the benchmark.

Money Market Investment Process - Dwight builds diversified high quality money market portfolios by focusing on issuers of short term debt that it believes have very high credit profiles, and that offer attractive relative value characteristics. Portfolio managers and credit analysts work closely together to review fundamental and technical data, assess which industry sectors to favor or disfavor, and discuss the relative strengths and weaknesses of specific securities. The issuer focus is on issuers with a rating of either A1/P1 or A2/P2. Under normal market conditions the average quality of the money market strategy will be A2/P2 or higher and the dollar-weighted maturity will not exceed 90 days.


Heitman Real Estate Securities LLC ("Heitman"), a Delaware limited liability company located at 191 Wacker Driver, Suite 2500, Chicago, Illinois 60606, is a sub-adviser to the Funds. Heitman has provided investment management services to its clients since 1987. As of June 30, 2005, Heitman had $_____ billion under management. Heitman is a registered investment adviser specializing in publicly traded U.S. real estate investment trust (REIT) securities. Heitman Real Estate Securities LLC is a wholly-owned subsidiary of Heitman LLC, a Delaware limited liability company owned 50% by senior executives within the Heitman organization and 50% by Old Mutual (HFL) Inc., a wholly-owned subsidiary of OMUSH.


Based on Ibbotson's strategic asset allocations, Heitman would invest a portion of the Fund's assets allocated to equity investments in the REITs category.

REITs - Heitman employs a growth-at-a-reasonable-price investment philosophy, which is reflected in its proprietary valuation model. Quantitative inputs into Heitman's valuation model include metrics such as dividend, funds from operation per share, cash available for distribution (CAD) per share, capital expenditures, and operating income. The valuation model calculates an expected return and ranks each security, identifying an expected CAD multiple that helps identify real-estate security mispricings. The model also includes qualitative inputs, such as evaluations of company management by Heitman's analysts and managers.


Liberty Ridge Capital, Inc. ( "Liberty Ridge Capital"), a Delaware corporation located at 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087, is a sub-adviser to the Funds. Liberty Ridge Capital has provided investment management services since 1982. As of June 30, 2005, Liberty Ridge Capital had $____ billion under management. Liberty Ridge Capital believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Liberty Ridge Capital's growth investment technique uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenue and sales growth. Liberty Ridge Capital is a wholly-owned subsidiary of OMUSH.


Based on Ibbotson's strategic asset allocations, Liberty Ridge Capital would invest a portion of the Fund's assets allocated to equity investments in one or more of the following categories: U.S. Large Cap Growth, U.S. Mid Cap Growth, U.S. Small Cap Growth, U.S. All Cap Blend, U.S. Large Cap Blend, U.S. Small Cap Blend or U.S. Mid Cap Equity.

U.S. Large Cap Growth / U.S. Mid Cap Growth / U.S. Small Cap Growth - Liberty Ridge Capital uses a quantitative and fundamental investment process that is extremely focused on earnings growth and business momentum. Liberty Ridge Capital begins its investment process by creating a universe of companies exhibiting strong growth characteristics. That universe is continually monitored to ensure it relevancy. Liberty Ridge Capital then ranks each company in its universe using proprietary software and research models that incorporate attributes of what it believes is successful and sustainable growth. Finally, using its own fundamental research and a bottom-up approach to investing, Liberty Ridge Capital evaluates each company's earnings quality characteristics and whether the company can sustain its current growth trend. Liberty Ridge Capital believes that through this disciplined investment process, it is able to construct a portfolio of investments with strong, sustainable growth characteristics. Liberty Ridge Capital's decision to sell a security depends on many factors. Generally speaking, Liberty Ridge Capital may sell a security when there is a deterioration in its business fundamentals and growth characteristics.

U.S. All Cap Blend / U.S. Large Cap Blend / U.S. Small Cap Blend / U.S. Mid Cap Equity - Liberty Ridge Capital's blend investment process is both quantitative and fundamental. In seeking to identify attractive investment opportunities, Liberty Ridge Capital first creates a universe of companies whose current share price seems lower than their current or future worth. Liberty Ridge Capital considers factors like a company's earnings power versus its current stock price, its price-to-earnings ratio versus similar companies, its competitive advantages (like brand, trade name or market niche), its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Liberty Ridge Capital identifies those companies that it believes have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value. Liberty Ridge Capital's decision to sell a security depends on many factors. Generally speaking, however, Liberty Ridge Capital considers selling a security when it becomes overvalued relative to the market or sector, shows deteriorating fundamentals or falls short of Liberty Ridge Capital's growth expectations.


The following describes material legal proceedings involving Liberty Ridge Capital. Although none of the legal proceedings described below relates to the Trust, they may have an adverse effect on Liberty Ridge Capital's ability to serve as a Sub-Advisor to the Funds.

In June 2004, Liberty Ridge Capital reached settlement agreements with respect to the market timing and selective disclosure actions filed by the SEC and the New York Attorney General (the "NYAG") with respect to PBHG Funds, a registered investment company for which Liberty Ridge Capital acted as investment adviser. If certain terms and undertakings in the NYAG settlement are not met, the NYAG settlement stipulates that Liberty Ridge Capital shall promptly terminate its management of PBHG Funds. In this event, PBHG Funds' Board of Trustees would be required to seek new management or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the "MDL Court"), the PBHG Funds, Liberty Ridge Capital, its affiliates, and/or certain related and unrelated parties have been named as defendants in a Class Action Suit ("Class Action Suit") and a separate Derivative Suit ("Derivative Suit") (together the "Civil Litigation"). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, Liberty Ridge Capital and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the PBHG Funds' Statement of Additional Information, Exhibit C. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in, or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees of the PBHG Funds, the removal of Liberty Ridge Capital as investment adviser of the PBHG Funds, the removal of PBHG Fund Distributors as distributor of PBHG Funds' shares, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds' 12b-1 Plan.

On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against Liberty Ridge Capital, as well as numerous unrelated mutual fund complexes and financial institutions (the "WVAG Litigation"). PBHG Funds was not named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia, alleges that Liberty Ridge Capital permitted short-term trading in excess of PBHG Funds' disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time PBHG Funds. The WVAG alleges the foregoing violated the West Virginia Consumer Credit and Protection Act (W. Va. Code ss. 46A-1-101, et seq.) and is seeking injunctions; civil monetary penalties; a writ of quo warranto against the defendants for their alleged improper actions; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies (such actions, together with the Civil Litigation and the WVAG Litigation, the "Litigation"). If such other actions are filed, they will be described in the Statement of Additional Information.

At this stage of the Litigation, Liberty Ridge Capital believes that it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge Capital, PBHG Funds or any named defendant. In the event PBHG Funds incurs any losses, costs or expenses in connection with such lawsuits, PBHG Funds' Board of Trustees may pursue claims on behalf of the affected portfolios against any party that may have liability to PBHG Funds in respect thereof. While it is currently too early to predict the result of the Litigation, Liberty Ridge Capital does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment adviser to the PBHG Funds or the Trust. However, Liberty Ridge Capital is currently unable to gauge the level of shareholder redemptions that may result from the news of these pending lawsuits. Redemptions may require the Funds to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the Funds. In addition, if Liberty Ridge Capital is unsuccessful in its defense of the WVAG Litigation, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940. Such results could affect the ability of Liberty Ridge Capital or any company that is an affiliated person of Liberty Ridge Capital, including the Adviser and each other Sub-Advisor of the Funds, from serving as an investment adviser to any registered investment company, including the Trust. The Trust has been informed by Liberty Ridge Capital that, if these results occur, Liberty Ridge Capital will seek exemptive relief from the SEC to permit Liberty Ridge Capital and its affiliates to continue to serve as Advisor and Sub-Advisors to the Funds. There is no assurance that such exemptive relief will be granted.

Provident Investment Counsel ("PIC"), a Massachusetts corporation located at 300 North Lake Avenue, Penthouse Suite, Pasadena, California, 91101, is a sub-adviser to the Funds. PIC has provided investment management services since 1951. As of June 30, 2005, PIC had $_____ billion under management. Growth Equity investing is the cornerstone of PIC's investment philosophy, which emphasizes fundamental research and a team approach to portfolio management. PIC's portfolio managers and analysts seek out companies with strong financial characteristics, which are thought to be in a period of high, sustainable revenue and earnings growth. PIC is a wholly-owned subsidiary of OMUSH.


Based on Ibbotson's strategic asset allocations, PIC would invest a portion of the Fund's assets allocated to equity investments in one or more of the following categories: U.S. Large Cap Growth or U.S. Mid Cap Growth.

U.S. Large Cap Growth / U.S. Mid Cap Growth - PIC's investment philosophy is that sustainable revenue growth is the most important contributor to long-term stock appreciation. PIC believes that stock prices and earnings are highly correlated and that over time capital markets reward companies that have above average growth.

PIC seeks out companies which have at least one or more catalysts for growth, such as new products, exploitation of demographic trends, proprietary products, gaining market share and/or changing cost structure. Ideal investment candidates will have well-thought out management goals supported by stringent controls, a proven track record of superior revenue and earnings growth, strong pretax margins, low levels of debt, leading market share, high return on equity, high reinvestment rates and attractive relative valuations. In the mid-cap market, PIC seeks companies operating in emerging and high growth sectors of the economy.

PIC employs a team approach to investment management with each mid-cap and large-cap team making their own buy and sell decisions. Each team has one or more lead portfolio managers who screen trades to ensure consistency with the team's strategy for the particular investment product. The teams evaluate key economic and market criteria and further review PIC's analysts' bottom-up stock recommendations.


Rogge Global Partners PLC ("Rogge"), a United Kingdom corporation located at Sion Hall, 56 Victoria Embankment, London, England, United Kingdom EC4Y ODZ, is a sub-adviser to the Funds. Rogge has provided investment management services since 1984. As of June 30, 2005, Rogge had $_____ billion under management. Rogge is a wholly-owned subsidiary of Old Mutual and an affiliate of OMUSH.


Based on Ibbotson's strategic asset allocations, Rogge would invest a portion of the Fund's assets allocated to fixed income investments in the International Bond category.

International Bond - Rogge employs a four step decision making process: relative value analysis, sector selection, security selection, and implementation. Relative value analysis involves a multifactor comparison of relevant economic indicators, government policy and political considerations, which results in a rating for bond markets of developed and developing countries. Rogge then undertakes sector selection, which considers fundamental considerations such as consolidation, industry leverage and cyclicality, and technical considerations such as swap spread sensitivity, liquidity, denomination and subordination. Security selection involves an analysis of issuer-specific due diligence on such factors as operating efficiencies, market position, financial position, profitability and cash flows. During the final stage, implementation, the portfolio is constructed based on the client's risk parameters, which are continually monitored and subject to a strict sell discipline.


Thompson, Siegel & Walmsley, Inc. ("TS&W"), a Virginia corporation located at 5000 Monument Avenue, Richmond, Virginia 23230, is a sub-adviser to the Funds. TS&W has provided investment management services since 1969. As of June 30, 2005, TS&W had $_____ billion under management. TS&W's clients encompass individual and family accounts as well as institutional portfolios. The firm's singular investment objective - to participate significantly in periods of capital growth, yet protect its client's assets during market declines - continues as its guiding principle. TS&W's task is to uncover stocks and bonds that sell at a discount to their long-term fair market value and emphasize them in portfolios. TS&W is a wholly-owned subsidiary of OMUSH.


Based on Ibbotson's strategic asset allocations, TS&W would invest a portion of the Fund's assets allocated to equity investments in one or more of the following categories: U.S. Large Cap Value, U.S. Small Cap Value, U.S. Small-Mid Cap Value, U.S. Mid Cap Value or U.S. All Cap Value.


U.S. Large Cap Value / U.S. Small Cap Value / U.S. Small-Mid Cap Value / U.S. Mid Cap Value / U.S. All Cap Value - TS&W employs a relative value approach to investing. Through valuation analysis, TS&W seeks undervalued sectors, industries and companies in the market. TW&W employs a four-factor valuation model for each investment mandate. Parts one and two of the model attempt to assess a company's discount to private market value relative to other small and mid cap stocks. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company's recent price action. TS&W uses a combination of its U.S. Large Cap Value mandate and its U.S. Small-Mid Cap Value mandate in the U.S. All Cap Value mandate. TS&W invests in stocks of companies that it expects will benefit from economic trends or other company specific catalysts and that are attractively valued relative to their fundamentals and other companies in the market. TS&W's decision to sell a security depends on many factors. As of June 30, 2005, the U.S. Small Cap Value mandate is closed to additional investments.


THE PORTFOLIO MANAGERS


The Advisor

A team of investment professionals of the Advisor is responsible for the day-to-day management of each Fund. This team is primarily responsible for allocating (and re-allocating) each Fund's assets among the various investment strategies, based on asset allocation models developed by Ibbotson. This team is also primarily responsible for determining how to allocate those assets among the individual Sub-Advisors. Unless otherwise noted, each member of the team has served on the team since the inception of the Funds. The following summarizes the experience of each member of the Advisor's portfolio management team. Unless otherwise noted, each individual listed below has served in his or her current position for the last five years.


-------------------- ------------------------------- -------------------------------------------------------------------------
                     Name                            Five Years' Experience
-------------------- ------------------------------- -------------------------------------------------------------------------

Old Mutual           Mark E. Black                   Chief Financial Officer, Chief Administrative Officer, Executive Vice
Capital, Inc.                                        President and Treasurer, the Advisor, since July 2004; Senior Vice
                                                     President and Chief Financial Officer, Transamerica Capital, Inc., from
                                                     April 2000 to June 2004; Chief Financial Officer of Coldwell Banker
                                                     Moore & Company (Denver Metro), from 1997 to March 2000.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     David J. Bullock                President, Chief Executive Officer and Director, the Advisor, since
                                                     2004; President and Chief Executive Officer, Liberty Ridge Capital,
                                                     since November 2003; President and Chief Operating Officer, Liberty
                                                     Ridge Capital, from July 2003 to November 2003; Director, Liberty Ridge
                                                     Capital, since July 2003; President and Chief Executive Officer,
                                                     Transamerica Capital, Inc., from 1998 to 2003.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     William T. Davis                Senior Vice President, the Advisor, since July 2004; Vice President,
                                                     Investment Manager Oversight, AEGON/Transamerica Fund Advisers, from December
                                                     2001 to February 2004; Vice President, Investment Marketing, AEGON Equity
                                                     Group, from June 1999 to December 2001.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Kenneth R. Naes                 Member of the Investment Committee of the Advisor, since August 2004;
                                                     Senior Vice President, Product Development, Transamerica Capital,
                                                     Inc./AEGON USA, from June 2000 to May 2004.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Matthew J. Appelstein           Member of the Investment Committee of the Advisor, since October
                                                     2004; Vice President of Product Development and Investment Services, Old
                                                     Mutual Asset Management, since June 2003; Senior Vice President of
                                                     Consultant Relations, Fidelity Management Trust Company, from September
                                                     1998 to June 2003.
-------------------- ------------------------------- -------------------------------------------------------------------------


Ibbotson


A team of investment professionals at Ibbotson is responsible for developing the asset allocation models for the Funds. Unless otherwise noted, each member of the team has served on the team since the inception of the Funds. The following summarizes the experience of each member of Ibbotson's team.

Unless otherwise noted, each individual listed below has served in his or her current position for the last five years.


-------------------- ------------------------------- -------------------------------------------------------------------------
                     Name                            Five Years' Experience
-------------------- ------------------------------- -------------------------------------------------------------------------
Ibbotson             Roger Ibbotson, Ph.D.           Chairman and founder, Ibbotson.
Associates
Advisors, LLC
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Michael Annin                   Managing Director (IMS), Ibbotson.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Peng Chen                       Managing Director (Research), Ibbotson.
-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------
                     Alexander E. Kaye, CFA          Consultant, Ibbotson, since 2004; Account Manager, UBS Global
                                                     Asset Management, from 1998 to 2003.
-------------------- ------------------------------- -------------------------------------------------------------------------


The Sub-Advisors (other than Ibbotson)

In addition, a separate team at each Sub-Advisor is primarily responsible for investing the assets that have been allocated to it. The following summarizes the experience of each member of each Sub-Advisor's portfolio management team. Unless otherwise noted, each member of the team has served on the team since the inception of the Funds. Unless otherwise noted, each individual listed below has served in his or her current position for the last five years.


----------------------- ---------------------------- -------------------------------------------------------------------------
                        Name                         Five Years' Experience
----------------------- ---------------------------- -------------------------------------------------------------------------
Acadian Asset           Dr. Gary L. Bergstrom        Chairman, Acadian.
Management, Inc.
----------------------- ---------------------------- -------------------------------------------------------------------------
                        Ronald D. Frashure, CFA      President and Co-Chief Investment Officer, Acadian.
----------------------- ---------------------------- -------------------------------------------------------------------------
                        John R. Chisholm, CFA        Executive Vice President and Co-Chief Investment Officer, Acadian.
----------------------- ---------------------------- -------------------------------------------------------------------------
                        Dr. Charles Wang             Senior Vice President and Co-Director of Research and Portfolio
                                                     Manager, Acadian, since 2000; senior quantitative equity analyst, Putnam
                                                     Investments, from Oct 1998 to May 2000.
----------------------- ---------------------------- -------------------------------------------------------------------------
                        Brian K. Wolahan, CFA        Senior Vice President, Co-Director of Research and Portfolio Manager,
                                                     Acadian.
----------------------- ---------------------------- -------------------------------------------------------------------------
                        Raymond F. Mui               Senior Vice President and Portfolio Manager, Acadian.
----------------------- ---------------------------- -------------------------------------------------------------------------
                        Richard O. Barry, CFA        Senior Vice President and Portfolio Manager, Acadian.
----------------------- ---------------------------- -------------------------------------------------------------------------
                        Matthew J. Cohen, CFA        Senior Vice President and Portfolio Manager, Acadian.
----------------------- ---------------------------- -------------------------------------------------------------------------

----------------------- ---------------------------- -------------------------------------------------------------------------
Analytic Investors,     Harindra de Silva, Ph.D.,    President, Analytic.
Inc.                    CFA
----------------------- ---------------------------- -------------------------------------------------------------------------
                        Gregory McMurran             Chief Investment Officer, Analytic.
----------------------- ---------------------------- -------------------------------------------------------------------------
                        Dennis M. Bein, CFA          Chief Investment Officer since October 2004 and prior to that Portfolio
                                                     Manager, Analytic.
----------------------- ---------------------------- -------------------------------------------------------------------------
                        Steven Sapra, CFA            Portfolio Manager, Analytic.
----------------------- ---------------------------- -------------------------------------------------------------------------

----------------------- ---------------------------- -------------------------------------------------------------------------
Barrow, Hanley,         James P. Barrow              Founder, Barrow, Hanley.
Mewhinney & Strauss,
Inc.
----------------------- ---------------------------- -------------------------------------------------------------------------

                                       48

----------------------- ---------------------------- -------------------------------------------------------------------------
                        Name                         Five Years' Experience
----------------------- ---------------------------- -------------------------------------------------------------------------
                        Richard A. Englander, CFA    Principal and Portfolio Manager, Barrow, Hanley.
----------------------- ---------------------------- -------------------------------------------------------------------------
                        J. Ray Nixon, Jr.            Principal and Portfolio Manager,
----------------------- ---------------------------- -------------------------------------------------------------------------
                        Robert J. Chambers, CFA      Principal and Portfolio Manager, Barrow, Hanley.
----------------------- ---------------------------- -------------------------------------------------------------------------
                        Timothy J. Culler, CFA       Principal and Portfolio Manager, Barrow, Hanley.
----------------------- ---------------------------- -------------------------------------------------------------------------

----------------------- ---------------------------- -------------------------------------------------------------------------
Clay Finlay Inc.        Robert C. Schletter, CFA     Chief Investment Officer, Clay Finlay.
----------------------- ---------------------------- -------------------------------------------------------------------------
                        Carol Franklin, CFA          Senior Portfolio Manager, Clay Finlay, since 2004; Managing Director and Head of Global Equity Selection Team, Deutsche Asset Management, from 2001 to
                                                     2002; Managing Director, Global Equity Group, Scudder Kemper Investments,
                                                     from 1981 to 2001.
----------------------- ---------------------------- -------------------------------------------------------------------------
                        Gregory M. Jones, CFA        Senior Portfolio Manager, Clay Finlay.
----------------------- ---------------------------- -------------------------------------------------------------------------
                        Richard Begun                Portfolio Manager and Senior Research Analyst, Clay Finlay, since 2001;
                                                     Managing Director, Horizon Asset Management, from March 2001 to December
                                                     2001; Equity Portfolio Manager and Vice President, Orbitex Group of Funds,
                                                     from 1999 to 2001; Institutional Equity Portfolio Manager, The Bank
                                                     of New York, from 1994 to 1999.
----------------------- ---------------------------- -------------------------------------------------------------------------
                        Jennifer Kwong               Portfolio Manager and Senior Research Analyst, Clay Finlay, since 2000;
                                                     Vice President, Merrill Lynch, from 1994 to 2000.
----------------------- ---------------------------- -------------------------------------------------------------------------
                        Lauren C. Lambert, CFA       Portfolio Manager and Senior Research Analyst, Clay Finlay, since
                                                     2002; Portfolio Manager and Analyst, Scudder Stevens & Clark and its
                                                     successor companies, from 1994 to 2002.
----------------------- ---------------------------- -------------------------------------------------------------------------
                        Steven Miller               Portfolio Manager and Senior Research Analyst, Clay Finlay, since
                                                     2001; Interim Chief Financial Officer, International Gaming
                                                     Systems, from 1999 to 2001; Senior Global Equity portfolio manager,
                                                     Fiduciary Trust Company, from 1994 to 1999.
----------------------- ---------------------------- -------------------------------------------------------------------------
                        Miwa Seki                    Portfolio Manager and Senior Research Analyst, Clay Finlay.
----------------------- ---------------------------- -------------------------------------------------------------------------

-------------------- ------------------------------- -------------------------------------------------------------------------



----------------------- ---------------------------- -------------------------------------------------------------------------

Dwight Asset            David T. Kilborn             Senior Vice President and Head of Fixed Income (Asset-Backed
Management Company                                   Securities), Dwight.

----------------------- ---------------------------- -------------------------------------------------------------------------
                        Robert P. Clancy             Senior Vice President (Mortgage-Backed Securities), Dwight, since
                                                     2001; Senior Vice Portfolio Manager, Dewey Square Investors, from 1994 to
                                                     2001.
-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------



----------------------- ---------------------------- -------------------------------------------------------------------------
                        Derrick Wulf, CFA            Vice President (Commercial Mortgage-Backed Securities), Dwight.
-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------





                                       49

----------------------- ---------------------------- -------------------------------------------------------------------------
                        Name                         Five Years' Experience
----------------------- ---------------------------- -------------------------------------------------------------------------
                        Edward Meigs, CFA            Senior Vice President (High Yield Corporates), Dwight, since
                                                     2001; Portfolio Manager, Mt. Washington Investment
                                                     Group, from 1998 to 2001.
-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------

----------------------- ---------------------------- -------------------------------------------------------------------------
Heitman Real Estate     Timothy J. Pire, CFA         Managing Director and Portfolio Manager, Heitman.
Securities LLC
----------------------- ---------------------------- -------------------------------------------------------------------------
                        Randall E. Newsome           Executive Vice President and Portfolio Manager, Heitman.
----------------------- ---------------------------- -------------------------------------------------------------------------
                        Larry S. Antonatos           Senior Vice President and Portfolio Manager, Heitman.
----------------------- ---------------------------- -------------------------------------------------------------------------

----------------------- ---------------------------- -------------------------------------------------------------------------

Liberty Ridge           Michael S. Sutton, CFA       Senior Vice President and Chief Investment Officer, Liberty Ridge
Capital, Inc.                                        Capital.

----------------------- ---------------------------- -------------------------------------------------------------------------

                        Samuel H. Baker, CFA         Vice President and Portfolio Manager, Liberty Ridge Capital.

----------------------- ---------------------------- -------------------------------------------------------------------------
                        James B. Bell, CFA           Vice President and Portfolio Manager, Liberty Ridge Capital,
                                                     since 2004; Research Analyst, Liberty Ridge Capital, from 2001 to 2004;
                                                     commercial banker, Allfirst Bank, from 1994 to 2001.
----------------------- ---------------------------- -------------------------------------------------------------------------
                        Jerome J. Heppelmann, CFA    Vice President and Portfolio Manager, Liberty Ridge Capital.
----------------------- ---------------------------- -------------------------------------------------------------------------
                        James M. Smith, CFA          Vice President and Portfolio Manager, Liberty Ridge Capital.
----------------------- ---------------------------- -------------------------------------------------------------------------

----------------------- ---------------------------- -------------------------------------------------------------------------

Provident Investment    James M. Landreth, CFA       Senior Vice President, PIC.
Counsel

----------------------- ---------------------------- -------------------------------------------------------------------------

                        Evelyn D. Lapham, CFA        Managing Director, PIC.

----------------------- ---------------------------- -------------------------------------------------------------------------

                        Andrew J. Pearl, CFA         Managing Director, PIC.

----------------------- ---------------------------- -------------------------------------------------------------------------

                        Anne E. Westreich, CFA       Senior Vice President, PIC.

----------------------- ---------------------------- -------------------------------------------------------------------------

                        John J. Yoon, CFA            Senior Vice President, PIC.

----------------------- ---------------------------- -------------------------------------------------------------------------

                        Susan J. Perkins, CFA        Senior Vice President, PIC, since February 2004; with PIC since
                                                     November 1999.

----------------------- ---------------------------- -------------------------------------------------------------------------

                        Derek S. Derman, CFA         Senior Vice President, PIC, since February 2004; with PIC since March
                                                     2001; Research Analyst, Wedbush Morgan Securities, from July 1999 to
                                                     March 2001.

----------------------- ---------------------------- -------------------------------------------------------------------------

----------------------- ---------------------------- -------------------------------------------------------------------------

Rogge Global Partners   Olaf Rogge                   Founder, Rogge.
PLC

----------------------- ---------------------------- -------------------------------------------------------------------------

                        Richard Bell                 Partner and Portfolio Manager, Rogge.

----------------------- ---------------------------- -------------------------------------------------------------------------

                        John Graham                  Partner and Portfolio Manager, Rogge.

----------------------- ---------------------------- -------------------------------------------------------------------------

                        Adrian James                 Partner and Portfolio Manager, Rogge.

----------------------- ---------------------------- -------------------------------------------------------------------------

                                       50

----------------------- ---------------------------- -------------------------------------------------------------------------
                        Name                         Five Years' Experience
----------------------- ---------------------------- -------------------------------------------------------------------------

Thompson, Siegel &      Elizabeth Cabell Jennings,   Senior Vice President, TS&W.
Walmsley, Inc.          CFA

----------------------- ---------------------------- -------------------------------------------------------------------------

                        Matthew G. Thompson, CFA     President, TS&W.

----------------------- ---------------------------- -------------------------------------------------------------------------

                        Paul A. Ferwerda, CFA        Senior Vice President, TS&W.

----------------------- ---------------------------- -------------------------------------------------------------------------

                        Horace P. Whitworth, CFA,    Senior Vice President, TS&W.
                        CPA

----------------------- ---------------------------- -------------------------------------------------------------------------

                        Frank H. Reichel, III CFA    Senior Vice President, TS&W, since 2000; Managing Partner, Stratton
                                                     Management Co., from 1993 to 2000.

----------------------- ---------------------------- -------------------------------------------------------------------------

                        H.B. Thomson III             Senior Vice President, TS&W, since 2001; Managing Director and Senior
                                                     Equity Research Analyst, First Union Securities, from 1991 to 2000.

----------------------- ---------------------------- -------------------------------------------------------------------------

                        John S. Pickler, CFA         Vice President, TS&W, since 2002; First Vice President, Research and
                                                     Investment Banking, Prudential Securities, Inc., from 1994 to 2000.

----------------------- ---------------------------- -------------------------------------------------------------------------

                        Brett P. Hawkins, CFA, CPA   Vice President, TS&W, since 2001; Assistant Vice President, Equity
                                                     Research, First Union Securities, from 1999 to 2001.

----------------------- ---------------------------- -------------------------------------------------------------------------

-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------

-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------


For more information on the Funds' portfolio managers, their compensation, other accounts managed by them and their ownership of Fund shares, please see the SAI.

                                                                Your Investment

YOUR SHARE PRICE

The price you pay for a share of a Fund and the price you receive upon selling or redeeming a share of a Fund is called the net asset value ("NAV"). NAV per share class of a Fund is calculated by dividing the total net assets of each class by the total number of the class' shares outstanding. NAV is determined as of the close of regular trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. Eastern time) on each day that the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). Foreign securities may trade in their local markets on days a Fund is closed. Those transactions and changes in the value of a Fund's securities holdings on such days may affect the value of a Fund's shares on days when you will not be able to purchase, exchange, or redeem shares.

FAIR VALUE PRICING

The Board has determined to fair value on a daily basis foreign securities traded outside of the Western Hemisphere to, among other things, avoid stale prices and make the Funds less attractive to market timers. While fair value pricing cannot eliminate the possibility of short-term trading, we believe it helps to protect the interests of the Funds' long-term shareholders.]

The Funds use pricing services to determine the market value of the securities in their portfolio. Foreign securities traded in countries outside of the Western Hemisphere are fair valued daily based on procedures established by the Board to avoid stale prices and to take into account, among other things, any significant events occurring after the close of a foreign market in those regions. The Funds generally use the market value of securities as of the close of regular trading on the NYSE to value the other equity securities held in the Funds' portfolios. If a market quotation is not readily available or is believed to be unreliable, the security is valued at fair value as determined in good faith by the Board or pursuant to procedures approved by the Board. The valuation assigned to a fair valued security for purposes of calculating a Fund's NAV may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Although intended to do so, the fair value procedures may not always better represent the price at which a Fund could sell a fair valued security and may not always result in a more accurate NAV.

The NAV of your shares when redeemed may be more or less than the price you originally paid, depending primarily upon a Fund's investment performance. If a Fund invests in another investment company, the Fund's NAV is based in part on the net asset value of the other investment companies in which the Fund invests. The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

Your purchase, exchange, or redemption of Fund shares will be priced at the next NAV calculated after your request is received in good order by the Funds' transfer agent or other Fund agents.

The Funds may enter into agreements with broker-dealers, financial institutions, retirement plan accounts, trading platforms, certain fee-based programs, or other service providers ("Financial Intermediaries") that may include a Fund as an investment alternative in the programs they offer or administer. Financial Intermediaries and the Funds may reserve the right to not to accept customer orders that are incomplete or otherwise not in "good order." Financial Intermediaries may also accept certain customer orders conditioned on the understanding that the orders may later be rejected in the event they cannot be transmitted to a Fund or an affiliate of a Fund in a timely manner. The Funds will be deemed to have received a purchase or redemption order from a Financial Intermediary when the Financial Intermediary or its authorized designee, accepts the order. The customer order will be priced at a Fund's NAV next computed after such order is unconditionally accepted by a Financial Intermediary or its designee.


POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING


While the Funds provide shareholders with daily liquidity, the Funds are intended to be a long-term investment vehicle and are not designed for investors who engage in excessive short-term trading activity, market-timing or other abusive trading practices. Short-term trading, market-timing, or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance. In particular, frequent trading of a Fund's shares may:

      o cause a Fund to keep more assets in cash or cash equivalents than it otherwise would, causing a Fund to miss out on investment opportunities;

      o force a Fund to sell some of its investments sooner than it otherwise would in order to honor redemptions;

      o increase brokerage commissions and other portfolio transaction expenses if securities are constantly being bought and sold by a Fund as assets move in or out;

      o     dilute the value of Fund shares held by long-term shareholders.

The Funds and Old Mutual Capital, Inc., the Fund's investment adviser, and certain of its affiliates ("Old Mutual Capital") or their agents will not knowingly permit investors to excessively trade the Funds, although no guarantees can be made that we will be able to identify and restrict all such trading in the Funds. Purchase and sale orders may be received through Financial Intermediaries and Old Mutual Capital and its agents cannot always know or reasonably detect short-term trading through these Financial Intermediaries or through the use of omnibus accounts by these Intermediaries.

To minimize harm to the Funds and their shareholders, we reserve the right to reject any purchase order, including exchange purchases, for any reason without prior notice.

Funds that invest in overseas markets are subject to the risk of time-zone arbitrage, which attempts to take advantage of time zone differences in various countries. Time-zone arbitrage is a form of market-timing. The Board has adopted and Old Mutual Capital and its agents have implemented the following tools to discourage short-term trading in the Funds, including time-zone arbitrage:

      o     shareholder trade activity monitoring;

      o     trading guidelines;

      o     a redemption fee on certain trades in a Fund; and

      o selective use of fair value pricing, including daily fair valuation of foreign securities outside of the Western Hemisphere.

Each of these tools is described in more detail below. Although they are designed to discourage short-term trading, none of these tools alone nor all of them taken together, can eliminate the possibility that short-term trading activity in a Fund will occur. Moreover, each of these tools other than the redemption fee, involves judgments that are inherently subjective. Old Mutual Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests. For purposes of applying these tools, Old Mutual Capital and its agents may consider an investor's trading history in a Fund, other series of the Trust, and accounts under common ownership, influence, or control. Old Mutual Capital and the Funds may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.


Trade Activity Monitoring


Old Mutual Capital and its agents monitor selected trades based on a shareholder's trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring Old Mutual Capital or one of its agents determines that a shareholder has engaged in short-term trading, it will (i) advise the shareholder or use its best efforts to work with the Financial Intermediary that holds the account to inform the shareholder that he or she must stop such activities, and (ii) use its best efforts to refuse to process purchases or exchanges in the shareholder's account. Determining whether a shareholder has engaged in short-term trading involves judgments that are inherently subjective. In making such judgments, Old Mutual Capital and its agents seek to act in a manner that they believe is consistent with the best interests of long-term Fund shareholders.

The ability of Old Mutual Capital and its agents to monitor trades that are placed by the underlying shareholders of Financial Intermediaries is limited. Financial Intermediaries often maintain the underlying shareholder accounts and do not disclose individual shareholder transaction information. Old Mutual Capital and its agents generally rely on the cooperation, willingness, ability, and rights of Financial Intermediaries to monitor trading activity in omnibus accounts and enforce the Funds' short-term trading policy on shareholders in such accounts. There is no assurance that the Financial Intermediaries will in all instances cooperate with Old Mutual Capital and its agents in monitoring trading activity or enforcing the excessive short-term trading policy. Old Mutual Capital and its agents, however, will attempt to apply the excessive short-term trading policy uniformly to all Financial Intermediaries.


Trading Guidelines


If a shareholder exceeds four exchanges out of a Fund per calendar year, or if a Fund, Old Mutual Capital, or one of its agents, determines that a shareholder's short-term trading activity is detrimental to Fund shareholders (regardless of whether or not the activity exceeds these guidelines), the Fund will not knowingly accept any additional purchase and exchange orders from such shareholder. The Funds and Old Mutual Capital and its agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not short-term trading activity, for legitimate trading purposes, and consistent with the best interests of long-term shareholders. The movement out of (redemption) or into (purchase) any series of the Trust and the simultaneous purchase and redemption of another series of the Trust is considered a single exchange. A Fund may permit exceptions to the four exchange limit for wrap accounts that can demonstrate they are following a bona fide long-term asset allocation program.



Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for purposes of this policy and may be rejected in whole or in part. Transactions accepted by a Financial Intermediary in violation of our short-term trading policy are not deemed accepted by a Fund and may be cancelled or revoked by the Financial Intermediary. Old Mutual Capital may also suspend or terminate a shareholder's exchange privileges if a shareholder engages in a disruptive pattern of exchanges. Old Mutual Capital and the Funds also reserve the right to delay delivery of redemption proceeds for up to 7 days; or to honor certain redemptions with securities, rather than cash.


Redemption/Exchange Fee


A Fund (except in those cases noted below) will impose a 2.00% redemption/exchange fee on total redemption proceeds before applicable deferred sales charges of any shareholder redeeming shares, including redemption by exchange, of the Fund within 10 calendar days of purchase. A Fund will impose a redemption fee to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of a Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first. A Fund will retain the fee for the benefit of the remaining shareholders.

The Funds charge the redemption/exchange fee to discourage market -timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements, to help minimize the impact the redemption or exchange may have on the performance of a Fund, to facilitate Fund management, and to offset certain transaction costs and other expenses a Fund incurs because of the redemption or exchange.

The Funds will not charge the 2.00% redemption fee on transactions involving the following:

      1. total or partial redemptions of shares by omnibus accounts maintained by Financial Intermediaries such as broker -dealers and retirement plans and their service providers that do not have the systematic capability to process the redemption fees;

      2. total or partial redemptions of shares by omnibus accounts maintained by Financial Intermediaries such as broker -dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with a Fund to waive or not to impose redemption fees;

      3. total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with a Fund or a Financial Intermediary;

      4. redemptions of shares from employer-sponsored retirement plans, such as 401(k) plans, which are made in connection with the withdrawal of an entire plan from a Fund;

      5. redemptions initiated to pay an asset-based fee charged to customers of certain fee-based or wrap programs; or

      6.    redemptions initiated by a Fund, as permitted in this Prospectus.

The Funds' goal is to apply the redemption fee to all shares of a Fund regardless of the type of account through which the shares are held. That goal is not immediately achievable primarily because of systems limitations of certain intermediaries and preexisting contrary legal covenants and agreements with intermediaries. The Funds will use their best efforts to encourage Financial Intermediaries that maintain omnibus accounts that are currently unable to support a redemption fee to modify their computer systems to do so and will attempt to renegotiate legal covenants and agreements with Financial Intermediaries that currently prohibit the imposition of such a fee. There is no guarantee that the Funds will be successful in those efforts.


Fair Value Pricing


As discussed above, the Trust has adopted fair value pricing procedures, including the daily fair valuation of certain foreign securities. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to long-term shareholders.


VALUING PORTFOLIO SECURITIES


Each Fund prices its investments for which market quotations are readily available at market value. Short-term investments are priced at amortized cost, which approximates market value. All other investments are priced at fair value as determined in good faith by the Board. See "Fair Value Pricing" above. If a Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the NYSE, the price of a Fund's shares may change on days when its shares are not available for purchase or sale.




CHOOSING A SHARE CLASS

Classes of Shares

Two classes of each Fund are offered by this prospectus: Class A and Class C. Each class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. Below is a summary of certain features of the two share classes:

------------------------------------------- -------------------------------------- -----------------------------------
                                                           Class A                              Class C
------------------------------------------- -------------------------------------- -----------------------------------
Initial Sales Charge                        up to 5.75%                            None
------------------------------------------- -------------------------------------- -----------------------------------
Contingent Deferred Sales Charge ("CDSC")   None (except on redemptions of         1.00% on redemptions within one
                                            certain large purchases held for       year
                                            less than one year)
------------------------------------------- -------------------------------------- -----------------------------------
Distribution and Service Fees               0.25%                                  1.00%
------------------------------------------- -------------------------------------- -----------------------------------
Dividends                                   Generally higher than Class C due to   Generally lower than Class A due
                                            lower annual expenses                  to higher annual expenses
------------------------------------------- -------------------------------------- -----------------------------------
Typical Shareholder                         Generally more appropriate for         Generally more appropriate for
                                            long-term investors                    short-term investors
------------------------------------------- -------------------------------------- -----------------------------------


The sales charge information in this section of the prospectus can also be accessed, free of charge, on the Funds' website, www.OldMutualCapital.com.


SALES CHARGES

Class A Shares

A sales charge may be imposed on the purchase of Class A shares of each Fund (initial sales charge). You may be eligible to pay a reduced initial sales charge or none at all, as described below. The term Public Offering Price used below includes the Fund's NAV per share plus any applicable initial sales charge.

Class A shares of each Fund are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million.

         --------------------------------------------- -----------------------------------------------------
                                                                 Investor's Initial Sales Charge
         --------------------------------------------- -------------------------- --------------------------
         Amount of Investment in Single Transaction    As a Percentage            As a Percentage
                                                       of the Public Offering     of the Net Amount
                                                       Price                      Invested
         --------------------------------------------- -------------------------- --------------------------
         Less than $100,000                            5.75%                      6.10%
         --------------------------------------------- -------------------------- --------------------------
         $100,000 but less than $250,000               4.50%                      4.71%
         --------------------------------------------- -------------------------- --------------------------
         $250,000 but less than $500,000               3.25%                      3.36%
         --------------------------------------------- -------------------------- --------------------------

         $500,000 but less than $1 million            2.00%                      2.04%

         --------------------------------------------- -------------------------- --------------------------

         $1 million and over                          0%                         0%

         --------------------------------------------- -------------------------- --------------------------

Ways to Reduce or Eliminate Class A Initial Sales Charges


Certain investors may be eligible to purchase Class A shares at net asset value and not pay an initial sales charge. Other investors may be eligible for a reduced initial sales charges on purchases of Class A shares. Below are the various ways that investors may qualify for a reduction or elimination of initial sales charges on purchases of Class A shares. The SAI contains more detail on how to qualify for certain of these reductions or eliminations of initial sales charges.


Class A Purchases Not Subject to Initial Sales Charges

You will not pay initial sales charges:


o on purchases of $1 million or more Class A shares of a Fund. However, redemptions of Class A shares of a Fund purchased at net asset value may result in your paying a contingent deferred sales charge if such shares are redeemed within one year of purchase. See "Class A Purchases Subject to Contingent Deferred Sales Charge."


o on additional purchases of one or more Funds that result in account balances of Class A shares of $1 million or more.

o     on shares purchased by reinvesting dividends and distributions.

o when exchanging shares among Funds with the same or higher initial sales charges (see "General Policies -Exchanges Between Funds" for more information on exchanges between Funds).


o when using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Fund shares. See the SAI for more information on the reinstatement privilege.


o     when a merger, consolidation or acquisition of assets of a Fund occurs.


o if you are the Advisor, an affiliated company of the Advisor or a Sub-Advisor and you purchase your shares directly through Old Mutual Investment Partners (the "Distributor").

o if (a) you are a current or retired trustee, officer, employee (each such person referred to hereinafter as an "Employee") of (i) the Advisor, (ii) a Sub-Advisor, or (iii) affiliates of the Advisor, Sub-Advisor or of other mutual funds which are advised by the Advisor or Sub-Advisor, or the immediate family member of such persons (including spouse and children), or any trust established exclusively for the benefit of an Employee or an Employee's immediate family member, (b) you opened your account while you or your immediate family member was an Employee, and (c) you purchase your shares directly through the Distributor.

o if you are an employee benefit plan established for employees of the Advisor or its affiliates.

o if you are a discretionary advised client of the Advisor, Sub-Advisor or their affiliates.

o if you are a registered representative or employee of selected dealers who have entered into agreements with the Distributor (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the Funds) or any member of the immediate family (including spouse and children) of any such person, provided that purchases at net asset value are permitted by the policies, and are made through, of such person's employer.

o if you are a financial institution trust department with an aggregate initial investment of up to $1 million in the Funds.

o if you are a managed account (wrap) program for the benefit of clients of broker-dealers and financial institutions or financial planners adhering to certain standards established by the Trust that provides asset allocation or similar specialized investment services or investment company transaction services for their customers, that charges a minimum annual fee for such services, and that has entered into an agreement with the Distributor or a clearing agent that has an agreement with the Distributor with respect to its use of the Funds in connection with such services.

o if you are a pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Internal Revenue Code (the "Code") or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. See the SAI for applicable restrictions. Participants in such plans that establish one or more separate accounts with a Fund may include, for purposes of determining any applicable reduction of initial sales charges, only the participants' individual investments in the plans.

o if you are an individual or entity with substantial business relationship with the Funds, the Advisor or their affiliates, as determined by a Vice President or more senior officer of the Funds or the Advisor, and you purchase your shares directly through the Distributor.


Class A Purchases Eligible for Reductions of Initial Sales Charges

In addition to the above described reductions in initial sales charges for purchases over a certain dollar size, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge. To be eligible to participate in these programs, you must inform your broker-dealer or financial advisor or the Distributor at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase. In addition, Old Mutual Advisor Funds may request account statements if it is unable to verify your account information.


Rights of Accumulation. Purchases of new Class A shares may be combined with Class A shares that you previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the amount of your current purchase and the current value of all Class A shares that you own. See the SAI for more information on Rights of Accumulation.

Letters of Intent. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of a Fund during a thirteen-month period. The amount you agree to purchase determines the amount of the initial sales charge you will pay. If you fail to purchase the full amount of your commitment in the LOI within the thirteen-month period, your account will be adjusted to the higher initial sales charge for the amount actually invested. See the SAI for more information on LOIs.


Concurrent Purchases. You may combine the amount invested in simultaneous purchases of Class A and Class C shares of two or more Funds to determine your Class A sales charge.

Purchasers Qualifying for Reductions in Initial Sales Charges

Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section. These qualified purchasers include the following:

Individuals

o an individual, his or her spouse, or children residing in the same household,

o     any trust established exclusively for the benefit of an individual,

Trustees and Fiduciaries

o a trustee or fiduciary purchasing for a single trust, estate or fiduciary account, and

Other Groups

o any organized group of persons, whether or not incorporated, purchasing Class A shares of one or more Funds, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation. Appropriate documentation includes, without limitation, account statements regarding Class A shares of the Funds held in all accounts (e.g., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares. The Distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge. No person or entity may distribute shares of any Fund without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

Class A Purchases Subject to Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) will apply to purchases of $1 million or more of Class A shares that are redeemed within 12 months of the date of purchase. This charge will be of based on the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares and will be charged at 1% of all purchases of $1 million or more. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 12 months of the date the shares were originally purchased.

Class A Purchases Not Subject to Contingent Deferred Sales Charges

The contingent deferred sales charge will be waived on redemptions of shares purchased by an investor in amounts of $1 million or more under the following circumstances:


o where such investor's dealer of record, due to the nature of the investor's account, notifies the Distributor prior to the time of investment that the dealer waives the payments otherwise payable to the dealer.

o managed account (wrap) programs for the benefit of clients of broker-dealers and financial institutions or financial planners adhering to certain standards established by the Trust that provide asset allocation or similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with the Distributor, or a clearing agent that has an agreement with the Distributor, with respect to their use of the Funds in connection with such services.

o on purchases subject to the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Fund shares. The reinstatement privilege applies to all types of accounts (i.e., regular accounts, retirement accounts, etc.) but new purchases must be in the same type of account as the previous purchases to be eligible for such privilege. See the SAI for more information on the redemption privilege.


o on purchases made in connection with a merger, consolidation or acquisition of assets of a Fund.

Class C Shares

Class C shares are not subject to an initial sales charge but may be sold with a CDSC.


The overall cost per share of investing in Class C shares in amounts greater than $1 million is generally higher than the comparable cost of investing in similar dollar amounts of Class A shares. Accordingly, the Trust will refuse an investor's order to purchase additional Class C shares when, to the knowledge of the Distributor, the value of all Class C shares of the Funds in all of the investor's related accounts exceeds $1 million. For purposes of this policy, "related accounts" refers to the accounts that may be aggregated for purposes of purchasing Class A shares with a reduced initial sales charge, as described under "Purchasers Qualifying for Reductions in Initial Sales Charges." In no event will the Trust honor an order to purchase more than $1 million of Class C shares of the Funds.


Class C Purchases Not Subject to CDSC.

Certain investors may be eligible to redeem Class C shares without paying a CDSC. You will not pay a CDSC:

o if you redeem shares acquired through reinvestment of dividends and distributions.

o     on increases in the net asset value of your shares.

o on redemptions pursuant to a Systematic Withdrawal Plan, provided that the amounts withdrawn do not exceed 10% of the value of your shares in any twelve-month period.


o when using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Fund shares. See the SAI for more information on the redemption privilege.


o upon the death of the shareholder or plan participant (if you present a death certificate for the applicable shareholder or plan participant).

o upon the post-purchase disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of the shareholder or plan participant (if such shareholder or plan participant provides a physician's certification of such disability and such certification is acceptable in form and substance to the Old Mutual Advisor Funds). Pursuant to Section 72(m)(7) of the Internal Revenue Code, an individual shall be considered to be disabled if she is unable to engage in any substantially gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration.


o on required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2.


o on total or partial redemptions where the investor's dealer of record notified the Distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him.

o on the liquidation of a shareholders account by the Trust for failure to maintain the required minimum account balance.

There may be other situations when you may be able to purchase or redeem Class A or Class C shares at reduced or without sales charges. Consult the Funds' SAI for details.


Computing a CDSC

The CDSC on redemptions of Class A and Class C shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

BUYING SHARES





Concepts to understand

Traditional IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA: an IRA funded by a working spouse in the name of a nonworking spouse.

Roth IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

Coverdell Education Savings Accounts: a savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

For more complete IRA information, individuals should call 888.744.5050 or a tax professional and investment professionals should call 888.772.2888 or a tax professional.

Minimum Investments                            Initial        Additional
------------------------------------------- ----------------- ---------------
------------------------------------------- ----------------- ---------------

Regular accounts                               $ 2,500        no minimum
Uniform Gifts/Transfer to Minor Accounts       $   500        no minimum
Traditional IRAs                               $ 2,000        no minimum
Roth IRAs                                      $ 2,000        no minimum
Coverdell Education Savings Accounts           $   500        no minimum
Systematic Investment Plans (SIP) - I (1)      $   500        $25
SIP-II (2)                                        None        $50
----------------
(1) If a SIP-I is established, the minimum initial investment for the Fund is $500 along with a monthly systematic investment of $25 or more. The $25 minimum investment for SIPs applies to all types of accounts.

(2) An investor may establish a SIP-II with no minimum investment if the systematic monthly investment is at least $50.


SELLING SHARES

You may sell your shares of a Fund by contacting your broker-dealer or other financial institution at which you maintain an account. Such financial institution may charge you a fee for this service. Sale orders received by the Fund's transfer agent or other authorized representatives by 4:00 p.m. Eastern time will be priced at the Fund's next calculated NAV per share. The redemption price will be reduced by any applicable CDSC. The Fund generally sends payment for your shares the business day after your order is received in good order. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase.

GENERAL POLICIES

      o     IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT:
            Each Fund is required by federal law to obtain, verify, and record information that identifies each person who opens a new account. If you do not provide this information, we may not be able to open your account. Each Fund reserves the right to close your account or take such other action deemed appropriate if it is unable to verify your identity.

      o     Each Fund may reject or suspend acceptance of purchase orders.

      o Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the aggregate net asset value of the Fund in any 90-day period.

      o When placing a purchase, sale, or exchange order through an authorized representative, it is the representative's responsibility to promptly transmit your order to the Fund's transfer agent so that you may receive that same day's NAV per share.

      o SEI Trust Company, the custodian for Traditional, Roth and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.

      o Because of the relatively high cost of maintaining smaller accounts, each Fund charges an annual fee of $12 if your account balance drops below the minimum investment amount because of redemptions. Each Fund will provide notice of the imposition of this fee; each Fund will not impose this fee if you purchase additional shares during the notice period to meet the minimum investment amount. Minimum investment amounts are identified in the table above. For non-retirement accounts, each Fund may, upon prior notice, close your account and send you the proceeds if your account balance remains below the minimum investment amount for over 60 days due to your redeeming or exchanging out of the Fund.

      o To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of a Fund. Call your broker-dealer or financial advisor if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or financial advisor.


      o If, after one year of initially acquiring Fund shares, the value of your investment in any Fund falls below $500, we may ask you to purchase additional Fund shares to achieve a minimum balance of $500. If you decline to do so, we may redeem your shares and mail the proceeds to you. No otherwise applicable redemption fees or CDSCs will be charged on such redemptions.

Exchanges Between Funds

You may exchange some or all shares of a particular Class of a Fund for the same Class of another Fund that offers such Class of shares. Class A shares of a Fund may not be exchanged for Class C shares, and Class C shares of a Fund may not be exchanged for Class A shares.

Generally, you will not pay an initial sales charge when you exchange Class A shares of two or more Funds. However, you may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into a Fund whose shares are subject to a CDSC, we will calculate the holding period on the date you made your original purchase and not the date you exchanged your shares.


If a shareholder exceeds four exchanges out of a Fund per calendar year, or if a Fund, the Advisor or one of its agents determines, in its sole discretion, that a shareholder's short-term trading activity is excessive, the determining party or the Fund may, in its discretion, reject any additional purchase and exchange orders. In addition, short-term exchanges may be subject to a redemption fee. See "Policy Regarding Short-Term or Excessive Trading" on page 38 for details of the Trust's trading guidelines and redemption fee.


Systematic Withdrawal Plan

Permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account.

o Consult your broker, dealer or financial intermediary regarding how to establish this feature.

Note:  You must maintain a minimum account balance of $5,000 or more.

DISTRIBUTION AND TAXES


Each Fund pays shareholders dividends from its net investment income and distributions from its net realized capital gains, if available. With respect to the Old Mutual Asset Allocation Moderate Growth and Old Mutual Asset Allocation Growth Portfolios, net investment income and distributions from capital gains are paid annually. With respect to the Old Mutual Asset Allocation Conservative and Old Mutual Asset Allocation Balanced Portfolios, net investment income is paid quarterly and distributions from capital gains are paid annually. Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or Automated Clearing House transfer.


Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are generally taxed at the ordinary income rate. However, distributions of qualified dividend income and long-term capital gains are taxable to individuals and other non-corporate taxpayers at lower rates. The current qualified dividend income and long-term capital gains tax rates are provided in the table below.


A sale or exchange of shares of a Fund, including pursuant to a systematic withdrawal plan, may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (1) short-term capital gains will apply if you sell or exchange shares of the Fund within one year after buying them; (2) long-term capital gains will apply to shares of Funds sold or exchanged after one year. The table below describes the tax rates for each.

Taxes on Transactions

The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Tax Rates Applicable to Sales, Exchanges and Distributions to Individuals and Other Non-Corporate Shareholders

                     Tax rate for 15% bracket and   Tax rate for brackets higher
Type of Income       lower                          than 15%
-------------------- ------------------------------ ----------------------------

Dividends Generally  Ordinary income rate              Ordinary income rate

Qualified Dividends  5%                                15%


Short-term Capital
Gains                Ordinary income rate              Ordinary income rate

Long-term Capital
Gains                5%                                15%


DISTRIBUTION ARRANGEMENTS


Old Mutual Advisor Funds has four classes of shares, two of which, Class A and Class C, are offered by this prospectus. Each Class has the same rights and privileges as the other share classes of the Fund, except that: (i) each Class is subject to different sales charges (loads); (ii) each class is subject to different distribution fees, which, if applicable, are paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940; (iii) each class may be subject to different service fees, which, if applicable, are paid pursuant to a Service Plan that may or may not be adopted under Rule 12b-1 of the Investment Company Act of 1940; (iv) exchanges are not permitted between the various share classes but only among the same class; and
(v) each class has exclusive voting rights with respect to matters affecting only that class.


The Trust, on behalf of Class A and Class C shares of the Funds, has adopted Distribution Plans and a Service Plan pursuant to which each Fund pays distribution fees to the Funds' distributor, Old Mutual Investment Partners, and service fees to Old Mutual Investment Partners, brokers, dealers or other financial intermediaries. Distribution fees are paid for the sale and distribution of a Fund's shares. Service fees are paid for providing or arranging for others to provide personal services to shareholders and/or maintenance of such shareholders' accounts. All or a substantial portion of the distribution and service fees that are paid to Old Mutual Investment Partners are re-allowed to the dealer of record or entity providing personal shareholder services. Because distribution and service fees are paid out of a Fund's Class A and Class C assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. See "Fund Summaries" and "Choosing a Share Class" for details on the distribution and service fees.


REVENUE SHARING

Payments by Old Mutual Investment Partners or its Affiliates

The financial intermediary through which you purchase your shares may receive all or a portion of the sales charges and the distribution and service fees discussed in the "Choosing a Share Class" section of this prospectus. Financial intermediaries may include financial planners or financial advisors, brokers, dealers, banks, registered investment advisors, and 401(k) or other retirement plan administrators. In addition to those payments, the Distributor or one or more of its corporate affiliates may, from time to time, make payments from its own resources to these financial intermediaries. These "revenue sharing" payments are made in exchange for certain services provided by the intermediary, such as placing the Trust and its Funds on the intermediary's sales system or placing the Trust and its Funds on the intermediary's preferred or recommended list. The Distributor may also pay intermediaries for administrative or recordkeeping support services and/or marketing support. Administrative and recordkeeping support services may include transaction processing or account maintenance activities (such as processing purchases, redemptions, or exchanges or producing customer account statements or tax statements) sub-accounting services, answering shareholder inquiries relating to the Trust and its Funds, delivering proxy statements, annual reports, updated prospectuses and other communications, and other recordkeeping services relating to investments in the Funds. Marketing support payments include payments for conferences and seminars, investor and dealer--sponsored events, educating sales personnel of the intermediary, placement on sales lists and access (in some cases on a preferential basis over competitors of the Trust) to sales meetings and salespeople of the intermediary. In addition, intermediaries may receive non-cash compensation, such as promotional merchandise bearing the Trust's logo.

From time to time, the Distributor may also pay "networking fees" to broker-dealers who process fund transactions through an automated mutual fund clearinghouse, which reduces the Trust's costs in processing shareholder transactions. These networking fees compensate the broker for its expenses in processing transactions through the clearinghouse. The Trust may pay a portion of the total networking fees paid to a broker.

The Distributor or its affiliates may compensate financial intermediaries differently depending on the nature and extent of the services they provide. Intermediaries may earn profits on these payments, since the amount of the payment may exceed their cost in providing the service. Certain of these payments are subject to limitations under applicable law.

The Distributor may also make non-service, compensation related payments, at its expense, to dealers or other financial intermediaries at an annual rate specified in writing by the Distributor. These payments generally represent a percentage of a qualifying dealer's or intermediary's sales and/or the value of Fund shares within a qualifying dealer's or intermediary's client accounts.

The Distributor is motivated to make these payments since, in certain circumstances, they promote the sale of Fund shares and the retention of those investments by clients of the intermediary. The Advisor may also benefit from the Distributor's activity through increased advisory fees resulting from additional assets acquired through sale of Fund shares through such intermediaries.

Payments by Old Mutual Advisor Funds

Like the Distributor, the Trust may, from time to time, make payments to intermediaries that provide administrative or recordkeeping support services, as described above. From time to time, the Trust may also pay networking fees to brokers, up to certain limits.

You can find further details in the SAI about these payments and the services provided in return by intermediaries. You can speak to your financial intermediary for more information about the payments made by the Distributor or the Trust to such intermediary. In certain cases, the payments could be significant and may cause a conflict of interest for your intermediary.

FINANCIAL HIGHLIGHTS

[To be added by amendment.]

For More Information


Old Mutual Advisor Funds

For investors who want more information about the Funds, the following documents are available free upon request:

Statement of Additional Information (SAI)

Provides more information about the Funds and is incorporated into this Prospectus by reference.

Annual/Semi-Annual Reports


Provide financial and performance information about the Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year or half-year.


To obtain the SAI, Annual/Semi-Annual Reports or other information and for shareholder inquiries, contact your broker, dealer or financial advisor or call the Funds toll-free at 888.744.5050.

Reports and other information about Old Mutual Advisor Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about Old Mutual Advisor Funds are also available on the EDGAR database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.


A description of the guidelines that the Funds or the Funds' investment adviser/sub-advisers use to vote proxies relating to portfolio securities is available without charge (i) upon request, by calling 888.744.5050, and (ii) on the SEC's website at http://www.sec.gov; and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period will be available without charge (1) on the Old Mutual Advisor Funds' website at http://www.OldMutualCapital.com, (2) by calling 888.744.5050, and (3) on the SEC's website at http://www.sec.gov. Old Mutual Advisor Funds has adopted a Code of Ethical Conduct pursuant to section 406 of the Sarbanes-Oxley Act. You may obtain a copy of this Code of Ethical Conduct upon request by calling
888.744.5050 or by visiting Old Mutual Advisor Funds' website at http://www.OldMutualCapital.com.


Investment Adviser
Old Mutual Capital, Inc.
4643 South Ulster Street, Suite 600
Denver, CO 80237

Distributor
Old Mutual Investment Partners
4643 South Ulster Street, Suite 600
Denver, CO 80237


Website: www.OldMutualCapital.com
Shareholder Services:               888.744.5050
Investment Professionals:  888.772.2888


SEC file number
811-21587


OMAF-PRO __________

------------------------------------------------------------ -------------------

Prospectus                                                   [Acadian Asset Management, Inc. logo]

         Class Z and

         Institutional Class Shares                          [Analytic Investors, Inc. logo]

                                                             [Barrow, Hanley, Mewhinney & Strauss, Inc. logo]

         November 28, 2005

                                                             [Clay Finlay Inc. logo]

                                                             [Dwight Asset Management Company logo]
Old Mutual Advisor Funds
                                                             [Heitman Real Estate Securities, LLC logo]

o     Old Mutual Asset Allocation Conservative

      Portfolio                                              [Ibbotson Associates Advisors, LLC logo]


o     Old Mutual Asset Allocation Balanced Portfolio         [Liberty Ridge Capital, Inc. logo]

o     Old Mutual Asset Allocation Moderate Growth            [Provident Investment Counsel logo]
      Portfolio

                                                             [Rogge Global Partners PLC logo]

o     Old Mutual Asset Allocation Growth Portfolio



                                                             [Thompson, Siegel & Walmsley, Inc. logo]


------------------------------------------------------------ -------------------
[Old Mutual logo]


The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

------------------------------------------------------------ -------------------

An Introduction to the Old Mutual Advisor Funds (R) and this Prospectus

Old Mutual Advisor Funds (the "Trust") is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called funds ("Funds"). This Prospectus offers Class Z and Institutional Class Shares of each Fund listed on the cover.


Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund's goal matches your own.

The Funds offered by this Prospectus are generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Funds may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. Some of these Funds may not be suitable for investors who require regular income or stability of principal.

                               INVESTMENT ADVISER


Old Mutual Capital, Inc. (the "Advisor") is the investment adviser for each Fund. The Advisor has retained sub-advisers (each a "Sub-Advisor") to assist in managing the Funds. For information about the Sub-Advisors, see page ___ of the Prospectus. The Advisor also has entered into a sub-advisory arrangement with Ibbotson Associates Advisors, LLC ("Ibbotson") to provide it with research on asset allocation for each Fund.


This Prospectus contains important information you should know before investing in any Fund and as a shareholder in a Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.


[Side panel]


--------------------------------------------------------------------------------

What the Funds Are -- And Aren't


The Funds are mutual Funds -- pooled investments that are professionally managed and provide the opportunity to participate in financial markets. The Funds strive to meet their stated goals, although, as with all mutual funds, they cannot offer guaranteed results. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.


An investment in a Fund is not a bank deposit. It is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

--------------------------------------------------------------------------------

FUND SUMMARIES
--------------------------------------------------------------------------------


Old Mutual Asset Allocation Conservative Portfolio............................2
Old Mutual Asset Allocation Balanced Portfolio................................7
Old Mutual Asset Allocation Moderate Growth Portfolio........................13
Old Mutual Asset Allocation Growth Portfolio.................................19


MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------

Investment Strategies.........................................................24
Risks and Returns.............................................................25


THE ADVISOR
& SUB-ADVISORS
--------------------------------------------------------------------------------

The Advisor...................................................................38
Strategic Asset Allocation Consultant.........................................38
The Sub-Advisors..............................................................39
The Portfolio Managers........................................................46


YOUR INVESTMENT
--------------------------------------------------------------------------------

Your Share Price..............................................................51
Fair Value Pricing............................................................51
Policy Regarding Excessive or Short-Term Trading..............................52
Valuing Portfolio Securities..................................................54
Buying Shares.................................................................55
Selling Shares................................................................56
General Policies..............................................................56
Distribution and Taxes........................................................58
Distribution Arrangements.....................................................59
Revenue Sharing...............................................................59


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Financial Highlights..........................................................61

Old Mutual Asset Allocation Conservative Portfolio


GOAL

The Fund seeks to provide investors with current income and preservation of capital.

MAIN INVESTMENT STRATEGIES


The Fund's assets will be managed according to a three-step process: (1) the Advisor's allocation of the Fund's assets among equity, fixed income and money market securities; (2) the selection of Sub-Advisors, based upon Ibbotson's recommendations related to appropriate market sectors and investment strategies; and (3) the selection of individual investments by each Sub-Advisor.

Under normal market conditions, the Fund expects to invest approximately 30% of its total assets in equity securities of large, medium and small sized companies, 50% of its total assets in long- or intermediate-term fixed income securities and 20% of its total assets in short-term fixed income and money market instruments. However, the Fund has the flexibility to invest approximately 20-40% of its total assets in equity securities of large, medium and small sized companies, 40-60% of its total assets in long- or intermediate-term fixed income securities and 10-30% of its total assets in short-term fixed income securities and money market instruments. The Advisor will evaluate these allocation ranges at least annually.

The individual securities to be held by the Fund will be selected by the appropriate Sub-Advisors according to a Sub-Advisor's investment strategies employed for the Fund, as described in "The Sub-Advisors" section of this prospectus.

Depending on the Advisor's strategic allocations (after reviewing Ibbotson's recommendations), the fixed income securities in which the Fund is expected to invest include, but are not limited to, U.S. government securities, corporate bonds, lower-rated (junk) bonds, foreign bonds, zero coupon and pay-in-kind securities, mortgage-backed securities, stripped mortgage-backed securities and asset-backed securities. Based on the Advisor's strategic allocations (after reviewing Ibbotson's recommendations), the Fund may also invest in foreign equity securities, derivatives, real estate investment trusts ("REITs"), and companies undergoing special situations or events.

With respect to the Fund's equity securities, based upon Ibbotson's asset allocation models, and consistent with the Fund's goal, a Sub-Advisor may employ a growth investment, value investment or growth and value blend investment strategy. Depending on the Advisor's strategic allocations (after reviewing Ibbotson's recommendations), the Fund also may invest in the equity securities of technology or communications companies. The Sub-Advisors will manage the Fund's assets allocated to equity investments in one or more of the following strategic categories, in accordance with the Advisor's strategic allocations:


      o     U.S. All Cap Blend
      o     U.S. All Cap Value
      o     U.S. Large Cap Blend
      o     U.S. Large Cap Growth
      o     U.S. Large Cap Value
      o     U.S. Mid Cap Equity
      o     U.S. Mid Cap Growth
      o     U.S. Mid Cap Value
      o     U.S. Small Cap Blend

      o     U.S. Small Cap Growth
      o     U.S. Small Cap Value
      o     U.S. Small-Mid Cap Value
      o     REITs
      o     International Large Cap Equity
      o     Emerging Markets Equity


Based on the Advisor's strategic allocations, the Fund may not employ all of these equity strategies at any one point in time. Accordingly (after reviewing Ibbotson's recommendations), at any given point in time, the Advisor may not allocate Fund assets to every Sub-Advisor that employs an equity strategy.

The Sub-Advisors will manage the Fund's assets allocated to fixed income investments in one or more of the following strategic categories, in accordance with the Advisor's strategic allocations:


      o     U.S. Intermediate-Term Fixed Income
      o     U.S. Core Fixed Income
      o     U.S. High Yield Fixed Income
      o     International Bond

The U.S. Core Fixed Income category represents a blend of various U.S. dollar-denominated fixed income securities, which may include investment grade corporate bonds, mortgage-backed securities, and U.S. government, agency and instrumentality debt obligations, with remaining maturities typically in the 1 to 30 year range.


Based on the Advisor's strategic allocations, the Fund may not employ all of these fixed income strategies at any one point in time. Accordingly (after reviewing Ibbotson's recommendations), at any given point in time, the Advisor may not allocate Fund assets to every Sub-Advisor that employs a fixed income strategy.


The Fund may also invest in other investment companies that are unaffiliated with the Fund, including exchange-traded funds (such as Standard & Poor's Depository Receipts ("SPDRs") and iShares) and closed-end funds. The Fund will invest in these securities primarily to obtain exposure to particular market or industry sectors in circumstances when it is not economical for the Fund to invest directly in the underlying holdings. The Fund may not: (i) own more than 3% of the voting stock of any investment company; (ii) invest more than 5% of total Fund assets in any one investment company; or (iii) invest more than 10% of total Fund assets in investment companies as a whole.


The Advisor will allocate the assets of the Fund to one or more investment strategies of individual Sub-Advisors based upon asset allocation models developed by Ibbotson, which serves as the strategic asset allocation consultant. The Advisor generally will not try to pinpoint the precise movement when a major reallocation should be made, but rather it will review the Fund's allocation and make changes gradually to favor sub-advisory pools that it believes, after consideration of data provided by Ibbotson, will provide the most favorable outlook for achieving the Fund's goal. The Advisor will effect its allocations by (i) directing proceeds from new investments in Fund shares to particular investment strategies of certain Sub-Advisors, (ii) withdrawing assets, upon redemptions of Fund shares, from particular investment strategies of certain Sub-Advisors, or (iii) reallocating assets from one Sub-Advisor or investment strategy to another.

Ibbotson will work with the Advisor to establish the basic design and structure of asset allocation models for the Fund. Each model will represent a particular asset allocation strategy intended to achieve that Fund's particular investment objective. Ibbotson uses two major methods, mean variance analysis and sensitivity analysis, to determine the combination of asset classes that it believes is likely to maximize return and minimize risk based on the particular investment objective. Once the asset allocation strategy is developed, Ibbotson seeks to recommend Sub-Advisors by asset class that it believes can maximize the value of the Fund. Once assets are distributed among the applicable Sub-Advisors, Ibbotson will work with the Advisor to monitor the asset allocation strategy and the performance and style consistency of the Sub-Advisors. Based on the data provided by Ibbotson and the Advisor's own risk analysis, the Advisor will invest cash flows and reallocate assets among the Fund's Sub-Advisors.


MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

As the Fund invests primarily in fixed income and money market securities, the Fund is subject to fluctuations in interest rates and reductions in an issuer's credit quality.

The Fund's investment in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage- and asset-backed securities are also sensitive to the rate of principal prepayments on the underlying assets.

As the Fund also invests in equity securities, the Fund is also subject to price fluctuations in the overall equity markets and from factors affecting individual companies or industries.

The prices of equity securities held by the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller and medium sized market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund's investment in securities of foreign issuers will be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.

Derivatives may involve a high degree of leverage and, therefore, a small, negative price movement in a derivative may result in substantial loss to the Fund. REITs may expose a Fund to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes or regulatory actions. With respect to investments in companies undergoing special situations or events, there is no guarantee that the situation or event that is hampering a company will improve or be resolved successfully.

When the Fund invests in other investment companies, the Fund bears both its own fees and expenses and, indirectly, those of the other investment companies. In addition, closed-end fund shares customarily trade on a securities exchange and are subject to price volatility resulting from market price discounts from or premiums over the fund's net asset value per share.


The unique nature of the Fund's allocation of assets among multiple sub-advisers may result in periodic reallocations or rebalancings, as recommended by Ibbotson, which could have an adverse effect on Fund performance to the extent that a Sub-Advisor is required to sell securities or to invest cash at times when it would not otherwise do so. These transactions could accelerate the realization of taxable income if the sales of securities resulted in gains and could increase transaction costs.


Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page ___.


PERFORMANCE INFORMATION



This table illustrates the variability of the Fund's returns by giving some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Institutional Class shares, including applicable maximum sales charges, as of September 30, 2005 with broad measures of market performance and the returns of an index of funds with similar investment objectives.

No performance information is shown for Class Z shares as this share class is new.

We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Institutional Class shares and after-tax returns for Class Z shares will vary.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

          Total Returns for the 12 Months ended September 30, 2005 and the Period from Inception (September 24, 2004) to September 30, 2005

-------------------------------------------------------------------------------- ---------------- ---------------------
Institutional Class                                                                 One Year        Since Inception
-------------------------------------------------------------------------------- ---------------- ---------------------
     Return Before Taxes (1)                                                          ____%              ____%
-------------------------------------------------------------------------------- ---------------- ---------------------
     Return After Taxes on Distributions                                              ____%              ____%
-------------------------------------------------------------------------------- ---------------- ---------------------
     Return After Taxes on Distributions and Sale of Fund Shares                      ____%              ____%
-------------------------------------------------------------------------------- ---------------- ---------------------
Lehman Aggregate Bond Index (2)                                                       ____%              ____%
-------------------------------------------------------------------------------- ---------------- ---------------------
Standard & Poor's SuperComposite 1500 (S&P 1500) Index (2)                            ____%              ____%
-------------------------------------------------------------------------------- ---------------- ---------------------
Lipper ______________ Index (2)                                                       ____%              ____%

-------------------------------------------------------------------------------- ---------------- ---------------------



(1) The Fund's Institutional Class year-to-date return as of September 30, 2005 was ______%.

(2) None of the return information for these indices reflects any deduction for fees, expenses or taxes.

      The Lehman Aggregate Bond Index is ______________________________________.

      The unmanaged Standard & Poor's SuperComposite 1500 (S&P 1500) Index is a broad-based capitalization-weighted index comprising 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies.

      The Lipper ______________ Index is ______________________________________.

FEES AND EXPENSES


This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. These fees and expenses are identical for Class Z shares and Institutional Class shares.


Fees and Expenses Table

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                              None
(as a percentage of original purchase price)
Redemption Fee(1)                                                 2.00%
(as a percentage of amount redeemed)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                                   0.85%
Distribution (12b-1) Fees                                         None
Other Expenses

   Service Fees                                                   None
   Other Operating Expenses                                      __.___%
   Total Other Expenses                                          __.___%
Total Annual Operating Expenses                                  __.___%
Fee Waivers and/or Expense Reimbursement                         -_.___%
Net Expenses (2)                                                 __.___%


(1) Imposed on redemption within 10 calendar days of purchase.


(2) The Advisor has contractually agreed to waive advisory fees or absorb Fund expenses as necessary to maintain the Fund's net expenses at the levels shown above until at least December 31, 2006. To the extent that the Advisor waives advisory fees or absorbs operating expenses of a Fund, the Advisor may seek payment of such waived fees or reimbursement of such absorbed expenses within two fiscal years after the fiscal year in which fees were waived or expenses were absorbed, so long as the Fund's assets are greater than $75 million, such payment or reimbursement does not cause the Fund's net expenses to exceed the levels shown above and the payment or reimbursement was approved by the Board of Trustees of the Trust (the "Board").


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses reflect net operating expenses for the one year period and total annual fund operating expenses without expense waivers for years two and three. The example is hypothetical. Your actual costs may be higher or lower. The example is identical for Class Z shares and Institutional Class shares.

Your Cost Over:      1 Year         3 Years        5 Years       10 Years

Old Mutual Asset Allocation Balanced Portfolio


GOAL

The Fund seeks to provide investors with capital appreciation and current income.

MAIN INVESTMENT STRATEGIES


The Fund's assets will be managed according to a three-step process: (1) the Advisor's allocation of the Fund's assets among equity, fixed income and money market securities; (2) the selection of Sub-Advisors, based upon Ibbotson's recommendations related to appropriate market sectors and investment strategies; and (3) the selection of individual investments by each Sub-Advisor.

Under normal market conditions, the Fund expects to invest approximately 60% of its total assets in equity securities of large, medium and small sized companies, 25% of its total assets in long- or intermediate-term fixed income securities and 15% of its total assets in short-term fixed income and money market instruments. However, the Fund has the flexibility to invest approximately 50-70% of its total assets in equity securities of large, medium and small sized companies, 15-35% of its total assets in long- or intermediate-term fixed income securities and 5-25% of its total assets in short-term fixed income securities and money market instruments. The Advisor will evaluate these allocation ranges at least annually.

The individual securities to be held by the Fund will be selected by the appropriate Sub-Advisors according to a Sub-Advisor's investment strategies employed for the Fund, as described in "The Sub-Advisors" section of this prospectus.

Depending on the Advisor's strategic allocations (after reviewing Ibbotson's recommendations), the fixed income securities in which the Fund is expected to invest include, but are not limited to, U.S. government securities, corporate bonds, lower-rated (junk) bonds, foreign bonds, zero coupon and pay-in-kind securities, mortgage-backed securities, stripped mortgage-backed securities and asset-backed securities. Based on the Advisor's strategic allocations (after reviewing Ibbotson's recommendations), the Fund may also invest in foreign equity securities, derivatives, REITs, and companies undergoing special situations or events.

With respect to the Fund's equity securities, based upon Ibbotson's asset allocation models, and consistent with the Fund's goal, a Sub-Advisor may employ a growth investment, value investment or growth and value blend investment strategy. Depending on the Advisor's strategic allocations (after reviewing Ibbotson's recommendations), the Fund also may invest in the equity securities of technology or communications companies. The Sub-Advisors will manage the Fund's assets allocated to equity investments in one or more of the following strategic categories, in accordance with the Advisor's strategic allocations:


      o     U.S. All Cap Blend
      o     U.S. All Cap Value
      o     U.S. Large Cap Blend
      o     U.S. Large Cap Growth
      o     U.S. Large Cap Value
      o     U.S. Mid Cap Equity
      o     U.S. Mid Cap Growth
      o     U.S. Mid Cap Value
      o     U.S. Small Cap Blend

      o     U.S. Small Cap Growth
      o     U.S. Small Cap Value
      o     U.S. Small-Mid Cap Value
      o     REITs
      o     International Large Cap Equity
      o     Emerging Markets Equity


Based on the Advisor's strategic allocations, the Fund may not employ all of these equity strategies at any one point in time. Accordingly (after reviewing Ibbotson's recommendations), at any given point in time, the Advisor may not allocate Fund assets to every Sub-Advisor that employs an equity strategy.

The Sub-Advisors will manage the Fund's assets allocated to fixed income investments in one or more of the following strategic categories, in accordance with the Advisor's strategic allocations:


      o     U.S. Intermediate-Term Fixed Income
      o     U.S. Core Fixed Income
      o     U.S. High Yield Fixed Income
      o     International Bond

The U.S. Core Fixed Income category represents a blend of various U.S. dollar-denominated fixed income securities, which may include investment grade corporate bonds, mortgage-backed securities, and U.S. government, agency and instrumentality debt obligations, with remaining maturities typically in the 1 to 30 year range.


Based on the Advisor's strategic allocations, the Fund may not employ all of these fixed income strategies at any one point in time. Accordingly (after reviewing Ibbotson's recommendations), at any given point in time, the Advisor may not allocate Fund assets to every Sub-Advisor that employs a fixed income strategy.


The Fund may also invest in other investment companies that are unaffiliated with the Fund, including exchange-traded funds (such as Standard & Poor's Depository Receipts ("SPDRs") and iShares) and closed-end funds. The Fund will invest in these securities primarily to obtain exposure to particular market or industry sectors in circumstances when it is not economical for the Fund to invest directly in the underlying holdings. The Fund may not: (i) own more than 3% of the voting stock of any investment company; (ii) invest more than 5% of total Fund assets in any one investment company; or (iii) invest more than 10% of total Fund assets in investment companies as a whole.


The Advisor will allocate the assets of the Fund to one or more investment strategies of individual Sub-Advisors based upon asset allocation models developed by Ibbotson, which serves as the strategic asset allocation consultant. The Advisor generally will not try to pinpoint the precise movement when a major reallocation should be made, but rather it will review the Fund's allocation and make changes gradually to favor sub-advisory pools that it believes, after consideration of data provided by Ibbotson, will provide the most favorable outlook for achieving the Fund's goal. The Advisor will effect its allocations by (i) directing proceeds from new investments in Fund shares to particular investment strategies of certain Sub-Advisors, (ii) withdrawing assets, upon redemptions of Fund shares, from particular investment strategies of certain Sub-Advisors, or (iii) reallocating assets from one Sub-Advisor or investment strategy to another.

Ibbotson will work with the Advisor to establish the basic design and structure of asset allocation models for the Fund. Each model will represent a particular asset allocation strategy intended to achieve that Fund's particular investment objective. Ibbotson uses two major methods, mean variance analysis and sensitivity analysis, to determine the combination of asset classes that it believes is likely to maximize return and minimize risk based on the particular investment objective. Once the asset allocation strategy is developed, Ibbotson seeks to recommend Sub-Advisors by asset class that it believes can maximize the value of the Fund. Once assets are distributed among the applicable Sub-Advisors, Ibbotson will work with the Advisor to monitor the asset allocation strategy and the performance and style consistency of the Sub-Advisors. Based on the data provided by Ibbotson and the Advisor's own risk analysis, the Advisor will invest cash flows and reallocate assets among the Fund's Sub-Advisors.


MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

As the Fund invests in equity securities, the Fund is subject to price fluctuations in the overall equity markets and from factors affecting individual companies or industries.

The prices of equity securities held by the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller and medium sized market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

As the Fund also invests in fixed income and money market securities, the Fund also is subject to fluctuations in interest rates and reductions in an issuer's credit quality.

The Fund's investment in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage- and asset-backed securities are also sensitive to the rate of principal prepayments on the underlying assets.

The Fund's investment in securities of foreign issuers will be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.

Derivatives may involve a high degree of leverage and, therefore, a small, negative price movement in a derivative may result in substantial loss to the Fund. REITs may expose a Fund to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes or regulatory actions. With respect to investments in companies undergoing special situations or events, there is no guarantee that the situation or event that is hampering a company will improve or be resolved successfully.

When the Fund invests in other investment companies, the Fund bears both its own fees and expenses and, indirectly, those of the other investment companies. In addition, closed-end fund shares customarily trade on a securities exchange and are subject to price volatility resulting from market price discounts from or premiums over the fund's net asset value per share.


The unique nature of the Fund's allocation of assets among multiple sub-advisers may result in periodic reallocations or rebalancings, as recommended by Ibbotson, which could have an adverse effect on Fund performance to the extent that a Sub-Advisor is required to sell securities or to invest cash at times when it would not otherwise do so. These transactions could accelerate the realization of taxable income if the sales of securities resulted in gains and could increase transaction costs.


Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page ___.


PERFORMANCE INFORMATION




This table illustrates the variability of the Fund's returns by giving some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Institutional Class shares, including applicable maximum sales charges, as of September 30, 2005 with broad measures of market performance and the returns of an index of funds with similar investment objectives.

No performance information is shown for Class Z shares as this share class is new.

We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Institutional Class shares and after-tax returns for Class Z shares will vary.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

        Total Returns for the 12 Months ended September 30, 2005 and the
        Period from Inception (September 24, 2004) to September 30, 2005
-------------------------------------------------------------------------------- ---------------- ---------------------
Institutional Class                                                                 One Year        Since Inception
-------------------------------------------------------------------------------- ---------------- ---------------------
     Return Before Taxes (1)                                                          ____%              ____%
-------------------------------------------------------------------------------- ---------------- ---------------------
     Return After Taxes on Distributions                                              ____%              ____%
-------------------------------------------------------------------------------- ---------------- ---------------------
     Return After Taxes on Distributions and Sale of Fund Shares                      ____%              ____%
-------------------------------------------------------------------------------- ---------------- ---------------------
Lehman Aggregate Bond Index (2)                                                       ____%              ____%
-------------------------------------------------------------------------------- ---------------- ---------------------
Standard & Poor's SuperComposite 1500 (S&P 1500) Index (2)                            ____%              ____%
-------------------------------------------------------------------------------- ---------------- ---------------------
Lipper ______________ Index (2)                                                       ____%              ____%

-------------------------------------------------------------------------------- ---------------- ---------------------


(1) The Fund's Institutional Class year-to-date return as of September 30, 2005 was ______%.

(2) None of the return information for these indices reflects any deduction for fees, expenses or taxes.

      The Lehman Aggregate Bond Index is ______________________________________.

      The unmanaged Standard & Poor's SuperComposite 1500 (S&P 1500) Index is a broad-based capitalization-weighted index comprising 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies.

      The Lipper ______________ Index is ______________________________________.

FEES AND EXPENSES


This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. These fees and expenses are identical for Class Z shares and Institutional Class shares.


Fees and Expenses Table

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                              None
(as a percentage of original purchase price)
Redemption Fee(1)                                                 2.00%
(as a percentage of amount redeemed)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                                   0.90%
Distribution (12b-1) Fees                                         None
Other Expenses

   Service Fees                                                   None
   Other Operating Expenses                                      __.___%
   Total Other Expenses                                          __.___%
Total Annual Operating Expenses                                  __.___%
Fee Waivers and/or Expense Reimbursement                         -_.___%

Net Expenses(2)                                                  __.___%


(1) Imposed on redemption within 10 calendar days of purchase.


(2) The Advisor has contractually agreed to waive advisory fees or absorb Fund expenses as necessary to maintain the Fund's net expenses at the levels shown above until at least December 31, 2006. To the extent that the Advisor waives advisory fees or absorbs operating expenses of a Fund, the Advisor may seek payment of such waived fees or reimbursement of such absorbed expenses within two fiscal years after the fiscal year in which fees were waived or expenses were absorbed, so long as the Fund's assets are greater than $75 million, such payment or reimbursement does not cause the Fund's net expenses to exceed the levels shown above and the payment or reimbursement was approved by the Board.

EXAMPLE


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses reflect net operating expenses for the one year period and total annual fund operating expenses without expense waivers for years two and three. The example is hypothetical. Your actual costs may be higher or lower. The example is identical for Class Z shares and Institutional Class shares.

Your Cost Over:        1 Year       3 Years       5 Years        10 Years

Old Mutual Asset Allocation Moderate Growth Portfolio


GOAL

The Fund seeks to provide investors with capital appreciation.

MAIN INVESTMENT STRATEGIES


The Fund's assets will be managed according to a three-step process: (1) the Advisor's allocation of the Fund's assets among equity, fixed income and money market securities; (2) the selection of Sub-Advisors, based upon Ibbotson's recommendations related to appropriate market sectors and investment strategies; and (3) the selection of individual investments by each Sub-Advisor.

Under normal market conditions, the Fund expects to invest approximately 80% of its total assets in equity securities of large, medium and small sized companies, 10% of its total assets in long- or intermediate-term fixed income securities and 10% of its total assets in short-term fixed income and money market instruments. However, the Fund has the flexibility to invest approximately 70-90% of its total assets in equity securities of large, medium and small sized companies, 0-20% of its total assets in long- or intermediate-term fixed income securities and 0-20% of its total assets in short-term fixed income securities and money market instruments. The Advisor will evaluate these allocation ranges at least annually.

The individual securities to be held by the Fund will be selected by the appropriate Sub-Advisors according to a Sub-Advisor's investment strategies employed for the Fund, as described in "The Sub-Advisors" section of this prospectus.

Depending on the Advisor's strategic allocations (after reviewing Ibbotson's recommendations), the fixed income securities in which the Fund is expected to invest include, but are not limited to, U.S. government securities, corporate bonds, lower-rated (junk) bonds, foreign bonds, zero coupon and pay-in-kind securities, mortgage-backed securities, stripped mortgage-backed securities and asset-backed securities. Based on the Advisor's strategic allocations (after reviewing Ibbotson's recommendations), the Fund may also invest in foreign equity securities, derivatives, REITs, and companies undergoing special situations or events.

With respect to the Fund's equity securities, based upon Ibbotson's asset allocation models, and consistent with the Fund's goal, a Sub-Advisor may employ a growth investment, value investment or growth and value blend investment strategy. Depending on the Advisor's strategic allocations (after reviewing Ibbotson's recommendations), the Fund also may invest in the equity securities of technology or communications companies. The Sub-Advisors will manage the Fund's assets allocated to equity investments in one or more of the following strategic categories, in accordance with the Advisor's strategic allocations:


      o     U.S. All Cap Blend
      o     U.S. All Cap Value
      o     U.S. Large Cap Blend
      o     U.S. Large Cap Growth
      o     U.S. Large Cap Value
      o     U.S. Mid Cap Equity
      o     U.S. Mid Cap Growth
      o     U.S. Mid Cap Value
      o     U.S. Small Cap Blend

      o     U.S. Small Cap Growth
      o     U.S. Small Cap Value
      o     U.S. Small-Mid Cap Value
      o     REITs
      o     International Large Cap Equity
      o     Emerging Markets Equity


Based on the Advisor's strategic allocations, the Fund may not employ all of these equity strategies at any one point in time. Accordingly (after reviewing Ibbotson's recommendations), at any given point in time, the Advisor may not allocate Fund assets to every Sub-Advisor that employs an equity strategy.

The Sub-Advisors will manage the Fund's assets allocated to fixed income investments in one or more of the following strategic categories, in accordance with the Advisor's strategic allocations:


      o     U.S. Intermediate-Term Fixed Income
      o     U.S. Core Fixed Income
      o     U.S. High Yield Fixed Income
      o     International Bond

The U.S. Core Fixed Income category represents a blend of various U.S. dollar-denominated fixed income securities, which may include investment grade corporate bonds, mortgage-backed securities, and U.S. government, agency and instrumentality debt obligations, with remaining maturities typically in the 1 to 30 year range.


Based on the Advisor's strategic allocations, the Fund may not employ all of these fixed income strategies at any one point in time. Accordingly (after reviewing Ibbotson's recommendations), at any given point in time, the Advisor may not allocate Fund assets to every Sub-Advisor that employs a fixed income strategy.


The Fund may also invest in other investment companies that are unaffiliated with the Fund, including exchange-traded funds (such as Standard & Poor's Depository Receipts ("SPDRs") and iShares) and closed-end funds. The Fund will invest in these securities primarily to obtain exposure to particular market or industry sectors in circumstances when it is not economical for the Fund to invest directly in the underlying holdings. The Fund may not: (i) own more than 3% of the voting stock of any investment company; (ii) invest more than 5% of total Fund assets in any one investment company; or (iii) invest more than 10% of total Fund assets in investment companies as a whole.


The Advisor will allocate the assets of the Fund to one or more investment strategies of individual Sub-Advisors based upon asset allocation models developed by Ibbotson, which serves as the strategic asset allocation consultant. The Advisor generally will not try to pinpoint the precise movement when a major reallocation should be made, but rather it will review the Fund's allocation and make changes gradually to favor sub-advisory pools that it believes, after consideration of data provided by Ibbotson, will provide the most favorable outlook for achieving the Fund's goal. The Advisor will effect its allocations by (i) directing proceeds from new investments in Fund shares to particular investment strategies of certain Sub-Advisors, (ii) withdrawing assets, upon redemptions of Fund shares, from particular investment strategies of certain Sub-Advisors, or (iii) reallocating assets from one Sub-Advisor or investment strategy to another.

Ibbotson will work with the Advisor to establish the basic design and structure of asset allocation models for the Fund. Each model will represent a particular asset allocation strategy intended to achieve that Fund's particular investment objective. Ibbotson uses two major methods, mean variance analysis and sensitivity analysis, to determine the combination of asset classes that it believes is likely to maximize return and minimize risk based on the particular investment objective. Once the asset allocation strategy is developed, Ibbotson seeks to recommend Sub-Advisors by asset class that it believes can maximize the value of the Fund. Once assets are distributed among the applicable Sub-Advisors, Ibbotson will work with the Advisor to monitor the asset allocation strategy and the performance and style consistency of the Sub-Advisors. Based on the data provided by Ibbotson and the Advisor's own risk analysis, the Advisor will invest cash flows and reallocate assets among the Fund's Sub-Advisors.


MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

As the Fund invests primarily in equity securities, the Fund is subject to price fluctuations in the overall equity markets and from factors affecting individual companies or industries.

The prices of equity securities held by the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller medium sized market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

As the Fund also invests in fixed income and money market securities, the Fund is also subject to fluctuations in interest rates and reductions in an issuer's credit quality.

The Fund's investment in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage- and asset-backed securities are also sensitive to the rate of principal prepayments on the underlying assets.

The Fund's investment in securities of foreign issuers will be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.

Derivatives may involve a high degree of leverage and, therefore, a small, negative price movement in a derivative may result in substantial loss to the Fund. REITs may expose a Fund to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes or regulatory actions. With respect to investments in companies undergoing special situations or events, there is no guarantee that the situation or event that is hampering a company will improve or be resolved successfully.

When the Fund invests in other investment companies, the Fund bears both its own fees and expenses and, indirectly, those of the other investment companies. In addition, closed-end fund shares customarily trade on a securities exchange and are subject to price volatility resulting from market price discounts from or premiums over the fund's net asset value per share.


The unique nature of the Fund's allocation of assets among multiple sub-advisers may result in periodic reallocations or rebalancings, as recommended by Ibbotson, which could have an adverse effect on Fund performance to the extent that a Sub-Advisor is required to sell securities or to invest cash at times when it would not otherwise do so. These transactions could accelerate the realization of taxable income if the sales of securities resulted in gains and could increase transaction costs.


Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page ___.


PERFORMANCE INFORMATION




This table illustrates the variability of the Fund's returns by giving some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Institutional Class shares, including applicable maximum sales charges, as of September 30, 2005 with broad measures of market performance and the returns of an index of funds with similar investment objectives.

No performance information is shown for Class Z shares as this share class is new.

We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Institutional Class shares and after-tax returns for Class Z shares will vary.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

        Total Returns for the 12 Months ended September 30, 2005 and the
        Period from Inception (September 24, 2004) to September 30, 2005
----------------------------------------------------------------------------- --------------- ---------------------
Institutional Class                                                              One Year       Since Inception
----------------------------------------------------------------------------- --------------- ---------------------
     Return Before Taxes (1)                                                      ____%              ____%
----------------------------------------------------------------------------- --------------- ---------------------
     Return After Taxes on Distributions                                          ____%              ____%
----------------------------------------------------------------------------- --------------- ---------------------
     Return After Taxes on Distributions and Sale of Fund Shares                  ____%              ____%
----------------------------------------------------------------------------- --------------- ---------------------
Lehman Aggregate Bond Index (2)                                                   ____%              ____%
----------------------------------------------------------------------------- --------------- ---------------------
Standard & Poor's SuperComposite 1500 (S&P 1500) Index (2)                        ____%              ____%
----------------------------------------------------------------------------- --------------- ---------------------
Lipper ______________ Index (2)                                                   ____%              ____%

----------------------------------------------------------------------------- --------------- ---------------------



(1) The Fund's Institutional Class year-to-date return as of September 30, 2005 was ______%.

(2) None of the return information for these indices reflects any deduction for fees, expenses or taxes.

      The Lehman Aggregate Bond Index is ______________________________________.

      The unmanaged Standard & Poor's SuperComposite 1500 (S&P 1500) Index is a broad-based capitalization-weighted index comprising 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies.

      The Lipper ______________ Index is ______________________________________.

FEES AND EXPENSES


This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. These fees and expenses are identical for Class Z shares and Institutional Class shares.


Fees and Expenses Table

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                              None
(as a percentage of original purchase price)
Redemption Fee(1)                                                 2.00%
(as a percentage of amount redeemed)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                                   0.90%
Distribution (12b-1) Fees                                         None
Other Expenses

   Service Fees                                                   None
   Other Operating Expenses                                      __.___%
   Total Other Expenses                                          __.___%
Total Annual Operating Expenses                                  __.___%
Fee Waivers and/or Expense Reimbursement                        -__.___%
Net Expenses(2)                                                  __.___%


(1)   Imposed on redemption within 10 calendar days of purchase.


(2) The Advisor has contractually agreed to waive advisory fees or absorb Fund expenses as necessary to maintain the Fund's net expenses at the levels shown above until at least December 31, 2006. To the extent that the Advisor waives advisory fees or absorbs operating expenses of a Fund, the Advisor may seek payment of such waived fees or reimbursement of such absorbed expenses within two fiscal years after the fiscal year in which fees were waived or expenses were absorbed, so long as the Fund's assets are greater than $75 million, such payment or reimbursement does not cause the Fund's net expenses to exceed the levels shown above and the payment or reimbursement was approved by the Board.

EXAMPLE


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses reflect net operating expenses for the one year period and total annual fund operating expenses without expense waivers for years two and three. The example is hypothetical. Your actual costs may be higher or lower. The example is identical for Class Z shares and Institutional Class shares.

Your Cost Over:     1 Year        3 Years    5 Years            10 Years

Old Mutual Asset Allocation Growth Portfolio


GOAL

The Fund seeks to provide investors with capital appreciation.

MAIN INVESTMENT STRATEGIES


The Fund's assets will be managed according to a three-step process: (1) the Advisor's allocation of the Fund's assets among equity, fixed income and money market securities; (2) the selection of Sub-Advisors, based upon Ibbotson's recommendations related to appropriate market sectors and investment strategies; and (3) the selection of individual investments by each Sub-Advisor.

Under normal market conditions, the Fund expects to invest approximately 95% of its total assets in equity securities of large, medium and small sized companies, and 5% of its total assets in long-, intermediate- or short-term fixed income securities and money market instruments. However the Fund has the flexibility to invest approximately 85-100% of its total assets in equity securities of large, medium and small sized companies and up to 15% of its total assets in long-, intermediate or short-term fixed income securities and money market instruments. The Advisor will evaluate these allocation ranges at least annually.

The individual securities to be held by the Fund will be selected by the appropriate Sub-Advisors according to a Sub-Advisor's investment strategies employed for the Fund, as described in "The Sub-Advisors" section of this prospectus.

Depending on the Advisor's strategic allocations (after reviewing Ibbotson's recommendations), the fixed income securities in which the Fund is expected to invest include, but are not limited to, U.S. government securities, corporate bonds, lower-rated (junk) bonds, foreign bonds, zero coupon and pay-in-kind securities, mortgage-backed securities, stripped mortgage-backed securities and asset-backed securities. Based on the Advisor's strategic allocations (after reviewing Ibbotson's recommendations), the Fund may also invest in foreign equity securities, derivatives, REITs, and companies undergoing special situations or events.

With respect to the Fund's equity securities, based upon Ibbotson's asset allocation models, and consistent with the Fund's goal, a Sub-Advisor may employ a growth investment, value investment or growth and value blend investment strategy. Depending on the Advisor's strategic allocations (after reviewing Ibbotson's recommendations), the Fund also may invest in the equity securities of technology or communications companies. The Sub-Advisors will manage the Fund's assets allocated to equity investments in one or more of the following strategic categories, in accordance with the Advisor's strategic allocations:


      o     U.S. All Cap Blend
      o     U.S. All Cap Value
      o     U.S. Large Cap Blend
      o     U.S. Large Cap Growth
      o     U.S. Large Cap Value
      o     U.S. Mid Cap Equity
      o     U.S. Mid Cap Growth
      o     U.S. Mid Cap Value
      o     U.S. Small Cap Blend
      o     U.S. Small Cap Growth

      o     U.S. Small Cap Value
      o     U.S. Small-Mid Cap Value
      o     REITs
      o     International Large Cap Equity
      o     Emerging Markets Equity


Based on the Advisor's strategic allocations, the Fund may not employ all of these equity strategies at any one point in time. Accordingly (after reviewing Ibbotson's recommendations), at any given point in time, the Advisor may not allocate Fund assets to every Sub-Advisor that employs an equity strategy.

The Sub-Advisors will manage the Fund's assets allocated to fixed income investments in one or more of the following strategic categories, in accordance with the Advisor's strategic allocations:


      o     U.S. Intermediate-Term Fixed Income
      o     U.S. Core Fixed Income
      o     U.S. High Yield Fixed Income
      o     International Bond

The U.S. Core Fixed Income category represents a blend of various U.S. dollar-denominated fixed income securities, which may include investment grade corporate bonds, mortgage-backed securities, and U.S. government, agency and instrumentality debt obligations, with remaining maturities typically in the 1 to 30 year range.


Based on the Advisor's strategic allocations, the Fund may not employ all of these fixed income strategies at any one point in time. Accordingly (after reviewing Ibbotson's recommendations), at any given point in time, the Advisor may not allocate Fund assets to every Sub-Advisor that employs a fixed income strategy.


The Fund may also invest in other investment companies that are unaffiliated with the Fund, including exchange-traded funds (such as Standard & Poor's Depository Receipts ("SPDRs") and iShares) and closed-end funds. The Fund will invest in these securities primarily to obtain exposure to particular market or industry sectors in circumstances when it is not economical for the Fund to invest directly in the underlying holdings. The Fund may not: (i) own more than 3% of the voting stock of any investment company; (ii) invest more than 5% of total Fund assets in any one investment company; or (iii) invest more than 10% of total Fund assets in investment companies as a whole.


The Advisor will allocate the assets of the Fund to one or more investment strategies of individual Sub-Advisors based upon asset allocation models developed by Ibbotson, which serves as the strategic asset allocation consultant. The Advisor generally will not try to pinpoint the precise movement when a major reallocation should be made, but rather it will review the Fund's allocation and make changes gradually to favor sub-advisory pools that it believes, after consideration of data provided by Ibbotson, will provide the most favorable outlook for achieving the Fund's goal. The Advisor will effect its allocations by (i) directing proceeds from new investments in Fund shares to particular investment strategies of certain Sub-Advisors, (ii) withdrawing assets, upon redemptions of Fund shares, from particular investment strategies of certain Sub-Advisors, or (iii) reallocating assets from one Sub-Advisor or investment strategy to another.

Ibbotson will work with the Advisor to establish the basic design and structure of asset allocation models for the Fund. Each model will represent a particular asset allocation strategy intended to achieve that Fund's particular investment objective. Ibbotson uses two major methods, mean variance analysis and sensitivity analysis, to determine the combination of asset classes that it believes is likely to maximize return and minimize risk based on the particular investment objective. Once the asset allocation strategy is developed, Ibbotson seeks to recommend Sub-Advisors by asset class that it believes can maximize the value of the Fund. Once assets are distributed among the applicable Sub-Advisors, Ibbotson will work with the Advisor to monitor the asset allocation strategy and the performance and style consistency of the Sub-Advisors. Based on the data provided by Ibbotson and the Advisor's own risk analysis, the Advisor will invest cash flows and reallocate assets among the Fund's Sub-Advisors.


MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

As the Fund invests primarily in equity securities, the Fund is subject to price fluctuations in the overall equity markets and from factors affecting individual companies or industries.

The prices of equity securities held by the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller and medium sized market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

As the Fund also invests in fixed income and money market securities, the Fund is also subject to fluctuations in interest rates and reductions in an issuer's credit quality.

The Fund's investment in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage- and asset-backed securities are also sensitive to the rate of principal prepayments on the underlying assets.

The Fund's investment in securities of foreign issuers will be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.

Derivatives may involve a high degree of leverage and, therefore, a small, negative price movement in a derivative may result in substantial loss to the Fund. REITs may expose a Fund to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes or regulatory actions. With respect to investments in companies undergoing special situations or events, there is no guarantee that the situation or event that is hampering a company will improve or be resolved successfully.

When the Fund invests in other investment companies, the Fund bears both its own fees and expenses and, indirectly, those of the other investment companies. In addition, closed-end fund shares customarily trade on a securities exchange and are subject to price volatility resulting from market price discounts from or premiums over the fund's net asset value per share.


The unique nature of the Fund's allocation of assets among multiple sub-advisers may result in periodic reallocations or rebalancings, as recommended by Ibbotson, which could have an adverse effect on Fund performance to the extent that a Sub-Advisor is required to sell securities or to invest cash at times when it would not otherwise do so. These transactions could accelerate the realization of taxable income if the sales of securities resulted in gains and could increase transaction costs.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page ___.


PERFORMANCE INFORMATION



This table illustrates the variability of the Fund's returns by giving some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Institutional Class shares, including applicable maximum sales charges, as of September 30, 2005 with a broad measure of market performance and the returns of an index of funds with similar investment objectives.

No performance information is shown for Class Z shares as this share class is new.

We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Institutional Class shares and after-tax returns for Class Z shares will vary.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

        Total Returns for the 12 Months ended September 30, 2005 and the
        Period from Inception (September 24, 2004) to September 30, 2005

-------------------------------------------------------------------------------- ---------------- ---------------------
Institutional Class                                                                 One Year        Since Inception
-------------------------------------------------------------------------------- ---------------- ---------------------
     Return Before Taxes (1)                                                          ____%              ____%
-------------------------------------------------------------------------------- ---------------- ---------------------
     Return After Taxes on Distributions                                              ____%              ____%
-------------------------------------------------------------------------------- ---------------- ---------------------
     Return After Taxes on Distributions and Sale of Fund Shares                      ____%              ____%
-------------------------------------------------------------------------------- ---------------- ---------------------
Standard & Poor's SuperComposite 1500 (S&P 1500) Index (2)                            ____%              ____%
-------------------------------------------------------------------------------- ---------------- ---------------------
Lipper ______________ Index (2)                                                       ____%              ____%
-------------------------------------------------------------------------------- ---------------- ---------------------

(1) The Fund's Institutional Class year-to-date return as of September 30, 2005 was ______%.

(2) None of the return information for these indices reflects any deduction for fees, expenses or taxes.

      The unmanaged Standard & Poor's SuperComposite 1500 (S&P 1500) Index is a broad-based capitalization-weighted index comprising 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies.

      The Lipper ______________ Index is ______________________________________.

FEES AND EXPENSES


This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. These fees and expenses are identical for Class Z shares and Institutional Class shares.


Fees and Expenses Table

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                              None
(as a percentage of original purchase price)
Redemption Fee(1)                                                 2.00%
(as a percentage of amount redeemed)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                                   0.95%
Distribution (12b-1) Fees                                         None
Other Expenses

   Service Fees                                                   None
   Other Operating Expenses                                      __.___%
   Total Other Expenses                                          __.___%
Total Annual Operating Expenses                                  __.___%
Fee Waivers and/or Expense Reimbursement                        -__.___%
Net Expenses (2)                                                 __.___%


(1) Imposed on redemption within 10 calendar days of purchase.


(2) The Advisor has contractually agreed to waive advisory fees or absorb Fund expenses as necessary to maintain the Fund's net expenses at the levels shown above until at least December 31, 2006. To the extent that the Advisor waives advisory fees or absorbs operating expenses of a Fund, the Advisor may seek payment of such waived fees or reimbursement of such absorbed expenses within two fiscal years after the fiscal year in which fees were waived or expenses were absorbed, so long as the Fund's assets are greater than $75 million, such payment or reimbursement does not cause the Fund's net expenses to exceed the levels shown above and the payment or reimbursement was approved by the Board.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses reflect net operating expenses for the one year period and total annual fund operating expenses without expense waivers for years two and three. The example is hypothetical. Your actual costs may be higher or lower. The example is identical for Class Z shares and Institutional Class shares.

Your Cost Over:        1 Year      3 Years      5 Years       10 Years

                                                            More About the Funds


The following discussion and table describes the main investment strategies discussed in the Fund Summaries section of this Prospectus in greater detail. From time to time, the Funds employ other investment practices, which are also described in the Risks and Returns section on the following pages and in the Statement of Additional Information ("SAI"). The back cover of this Prospectus explains how you can get a copy of the SAI.


INVESTMENT STRATEGIES


Each Fund will allocate its assets among equity (large, mid- or small cap), fixed income (long, intermediate or short term), or money market securities in accordance with that Fund's allocation policies. The Sub-Advisors each have a specialized investment strategy or strategies focused on one or more specific class of securities. Based upon these specialized strategies and the Advisor's assessment of market conditions, the Advisor will allocate and, from time to time, re-allocate portions of the assets of each Fund to individual Sub-Advisors for management. The Advisor has engaged Ibbotson to provide recommendations as to asset allocations among the Sub-Advisors and asset classes within each Fund. Ibbotson will not itself manage any assets of the Funds, but will be a strategic asset allocation consultant to the Advisor.

The Advisor will effect its allocations by (i) directing proceeds from new investments in Fund shares to particular investment strategies of certain Sub-Advisors, (ii) withdrawing assets, upon redemptions of Fund shares, from particular investment strategies of certain Sub-Advisors, or (iii) reallocating assets from one Sub-Advisor or investment strategy to another. The allocation process may result in certain Sub-Advisors managing significant portions of the Funds' assets, or none at all, depending upon the Advisor's determination of the appropriate allocation structure for the Fund. Each Sub-Advisor operates and invests independent of the other Sub-Advisors and, therefore, there may be overlap in the securities held by more than one Sub-Advisor on behalf of the Fund. There may also be circumstances where one Sub-Advisor is acquiring securities while another Sub-Advisor is disposing of the same securities. It is expected that each Sub-Advisor will manage its portion of each relevant Fund's assets similarly, that is, each Sub-Advisor will seek to allocate securities transactions among the relevant Funds in a fair and equitable manner consistent with each Fund's strategy allocation, in accordance with Ibbotson's recommendations and subject to liquidity considerations.

The Funds' active management may result in a Fund's Sub-Advisors frequently buying and selling securities, which could increase the Fund's portfolio turnover rate and transaction costs, such as brokerage commissions. Because each Sub-Advisor makes investment decisions independently of each other Sub-Advisor, the sale of a security by one Sub-Advisor at the same time that another Sub-Advisor purchases the security also would increase a Fund's portfolio turnover rate. Increased transaction costs could detract from a Fund's performance. In addition, the sale of a Fund's securities may generate capital gains which, when distributed, may be taxable to you.

The "Investment Advisor & Sub-Advisors" section of this prospectus describes the specific investment strategies that each Sub-Advisor may employ for the Funds. Some Sub-Advisors may, at the discretion of the Advisor, utilize more than one of their available investment strategies in managing assets of a Fund.

A description of the Trust's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the SAI. The back cover of this Prospectus explains how you can get a copy of the SAI. The Funds' portfolio holdings as of a period end are publicly disclosed four times per year with the Securities and Exchange Commission ("SEC") on Form N-CSR or Form N-Q. These reports are available, free of charge, on the SEC's website at www.sec.gov.

Temporary Defensive Investments. In times of unstable or adverse market or economic conditions, up to 100% of the Funds' assets may be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The Funds could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may invest in temporary defensive investments for undetermined periods of time, depending on market or economic conditions. To the extent a Fund invests defensively in these securities, it might not achieve its investment objective.


RISKS AND RETURNS

--------------------------------------------------------------------------------
EQUITY SECURITIES

Shares representing ownership or the right to ownership in a corporation. Each Fund may invest in the following types of equity securities: common and preferred stocks, convertible securities, warrants and rights.

Potential Risks
--------------------------------------------------------------------------------

Equity security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

Equity security prices may fall because of changes in other financial markets, such as interest rate or currency exchange rate changes.

Equity securities may underperform more stable investments (such as bonds and cash) in the short term.

Potential Returns
--------------------------------------------------------------------------------

Equity securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------


Sub-Advisors who invest in equity securities generally maintain a long-term investment approach and focus on securities they believe can appreciate over an extended time frame, regardless of interim fluctuations.


      --------------------------------------------------------------------------
      GROWTH SECURITIES


      Equity securities that a Sub-Advisor believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.


      Potential Risks
      --------------------------------------------------------------------------

      See Equity Securities.

      Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.


      The growth securities in a Fund may never reach what a Sub-Advisor believes are their full value and may even go down in price.


      Potential Returns
      --------------------------------------------------------------------------

      See Equity Securities.

      Growth securities may appreciate faster than non-growth securities.

      Policies to Balance Risk and Return
      --------------------------------------------------------------------------

      See Equity Securities.


      In managing a Fund, Sub-Advisors use their own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. The investment process of each Sub-Advisor investing in this asset class is extremely focused on companies that exhibit positive business momentum.

      Sub-Advisors consider selling a security when its anticipated appreciation is no longer probable, alternative investments offer superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.


      --------------------------------------------------------------------------
      VALUE SECURITIES


      Equity securities that a Sub-Advisor believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratio and earnings power.


      Potential Risks
      --------------------------------------------------------------------------

      See Equity Securities.


      Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The value securities in a Fund may never reach what a Sub-Advisor believes are their full value and may even go down in price.


      Potential Returns
      --------------------------------------------------------------------------

      See Equity Securities.

      Value securities may produce significant capital appreciation as the market recognizes their full value.

      Policies to Balance Risk and Return
      --------------------------------------------------------------------------

      See Equity Securities.

      In managing the Funds, Sub-Advisors may each use their own research, computer models and measures of value.



      -------------------------------------------------------------------------
      FOREIGN EQUITY SECURITIES

      The Funds may invest in securities of foreign issuers, including American Depository Receipts (ADRs), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), exchange traded funds and other similar global instruments. ADRs are certificates issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as a U.S. equity security and is priced in U.S. dollars. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch of a U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars.

      Potential Risks
      --------------------------------------------------------------------------

      Foreign security prices may fall due to political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.

      Although ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

      Foreign investments, especially investments in emerging or developing markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

      Potential Returns
      --------------------------------------------------------------------------

      Favorable exchange rate movements could generate gains or reduce losses. Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

      Policies to Balance Risk and Return
      --------------------------------------------------------------------------


      A Sub-Advisor may use a disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Fund's performance. Generally, if a stock in a Fund's portfolio can be replaced by one with higher return expectations, allowing for the transactions costs of both the sell and the buy, it will be sold.


      --------------------------------------------------------------------------
      TECHNOLOGY OR COMMUNICATIONS COMPANY SECURITIES

      Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

      Potential Risks
      --------------------------------------------------------------------------

      Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

      Potential Returns
      --------------------------------------------------------------------------

      Technology or communications company securities offer investors significant growth potential because they may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

      Policies to Balance Risk and Return
      --------------------------------------------------------------------------

      See Equity Securities.

      None of the Funds will concentrate their investments in the groups of industries within the technology and communications sectors of the market.

      --------------------------------------------------------------------------
      SMALL- AND MEDIUM-SIZED COMPANY SECURITIES

      Potential Risks
      --------------------------------------------------------------------------

      Small- and medium-sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources, such as access to capital, and may be dependent on a smaller and more inexperienced management group. In addition, small- and medium-sized company securities may trade much less frequently than securities of larger companies, making the prices of these securities subject to greater volatility.

      Potential Returns
      --------------------------------------------------------------------------

      Small- and medium-sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small- and medium-sized companies tend to have younger product lines whose distribution and revenues are still maturing.

      Policies to Balance Risk and Return
      --------------------------------------------------------------------------

      See Equity Securities.

      --------------------------------------------------------------------------
      REITs

      A real estate investment trust ("REIT") is a separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

      Potential Risks
      --------------------------------------------------------------------------

      The real estate industry is particularly sensitive to:

      o     Economic factors, such as interest rate changes or recessions;

      o Over-building in one particular area, changes in zoning laws, or changes in neighborhood values;

      o     Increases in property taxes;

      o     Casualty and condemnation losses; and

      o     Regulatory limitations on rents.

      REITs may expose a Fund to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

      Potential Returns
      --------------------------------------------------------------------------

      Investments in REITs permit a Fund to participate in potential capital appreciation and income opportunities in various segments of the real estate sector.

      Policies To Balance Risk and Return
      --------------------------------------------------------------------------


      Each Sub-Advisor investing in REITs considers companies that it expects will generate good cash flow from the underlying properties, have proven management track records, and histories of increasing dividends.


--------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS

High quality, short-term U.S. and foreign debt instruments denominated in U.S. dollars, including bank obligations (such as CDs, time deposits, bankers' acceptances, and banknotes), commercial paper, corporate obligations (including asset-backed securities), government obligations (such as U.S. Treasury, agency or foreign government securities), short-term obligations issued by state and local governments, and repurchase agreements.

Potential Risks
--------------------------------------------------------------------------------

Money market instrument prices fluctuate over time.

Money market instrument prices may fall as a result of factors that relate to the issuer, such as a credit rating downgrade.

Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes.

Potential Returns
--------------------------------------------------------------------------------

Money market instruments have greater short-term liquidity, capital preservation and income potential than longer-term investments such as stocks or long term debt. This will help contribute to the stability of a Fund's NAV per share.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------


The Old Mutual Asset Allocation Conservative, Old Mutual Asset Allocation Balanced, Old Mutual Asset Allocation Moderate Growth and Old Mutual Asset Allocation Growth Portfolios generally limit their investments in money market instruments to no more than 30%, 25%, 20% and 15% of their total assets, respectively. However, the Old Mutual Asset Allocation Growth Portfolio generally invests in money market instruments only for temporary defensive or cash management purposes.


--------------------------------------------------------------------------------
OVER-THE COUNTER ("OTC") SECURITIES

Securities that are not listed and traded on an organized exchange, but are bought and sold through a computer network or over the telephone.

Potential Risks
--------------------------------------------------------------------------------

OTC securities may not trade as often as securities listed on an exchange. So, if a Fund were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

Potential Returns
--------------------------------------------------------------------------------

Increases the number of potential investments for the Funds.

OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------

See Equity Securities.


The Sub-Advisors use a highly disciplined investment process that seeks to, among other things, identify quality OTC investments that will enhance a Fund's performance.


--------------------------------------------------------------------------------
ILLIQUID SECURITIES

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a Fund has valued them.

Potential Risks
--------------------------------------------------------------------------------

The Funds may have difficulty valuing these securities precisely.

The Funds may be unable to sell these securities at the time or price they desire.

Potential Returns
--------------------------------------------------------------------------------

Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------

No Fund may invest more than 15% of its net assets in illiquid securities.

--------------------------------------------------------------------------------
DERIVATIVES

Investments such as forward foreign currency contracts, futures, OTC options, options on futures, options and swaps, whose value is based on an underlying asset or economic factor.

Potential Risks
--------------------------------------------------------------------------------

The value of derivatives are volatile.

Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, or gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives a Fund buys or sells. A Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, a use of derivatives may result in losses in excess of the amount invested.

Potential Returns
--------------------------------------------------------------------------------

Derivatives may be used for a variety of purposes, including:

      o     To reduce transaction costs;

      o     To manage cash flows;

      o To maintain full market exposure, which means to adjust the characteristics of a Fund's investments to more closely approximate those of its benchmark;

      o     To seek to enhance returns; and

      o To protect a Fund's investments against declines in value (a practice called "hedging").

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

A Fund may use derivatives selectively for hedging, to reduce transaction costs, to enhance returns or to manage cash flows.

To the extent a Fund enters into derivatives, it will, when necessary, segregate cash or other liquid assets equal to the settlement amount with its custodian to cover the contract. When a Fund sells certain derivative contracts, it will hold at all times the instruments underlying the contracts.

--------------------------------------------------------------------------------
SPECIAL SITUATIONS


The Funds may invest in special situations. A special situation arises when a Sub-Advisor believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to that company. Special situations are events that could change or temporarily hamper the ongoing operations of a company, including, but not limited to:


      o Liquidations, reorganizations, recapitalizations, mergers or temporary financial liquidity restraints;

      o Material litigation, technological breakthroughs or temporary production or product introduction problems; or

      o Natural disaster, sabotage or employee error and new management or management policies.

Special situations affect companies of all sizes and generally occur regardless of general business conditions or movements of the market as a whole.

Potential Risks
--------------------------------------------------------------------------------

Special situations often involve much greater risk than is inherent in ordinary investment securities. In addition, the market price of companies subject to special situations may never reflect any perceived intrinsic values.

Potential Returns
--------------------------------------------------------------------------------

Securities of companies in special situations may experience significant capital appreciation as the market recognizes their full value.

Policies To Balance Risk and Return
--------------------------------------------------------------------------------


A Sub-Advisor may need to more extensively analyze special situations in view of the complexity of such investments.


--------------------------------------------------------------------------------
FIXED INCOME SECURITIES

Fixed income securities includes U.S. government securities, U.S. government agency securities, corporate bonds, mortgage-backed and asset-backed securities, lower-rated bonds, foreign bonds, money market instruments and certain other types of debt or hybrid instruments.

Potential Risks
--------------------------------------------------------------------------------

Fixed income security prices fluctuate over time. The price of a fixed-income security may fall as a result of adverse events involving the issuer of the security, changes in interest rates or other adverse economic or political events. Also, fixed income securities may not deliver their expected yield as a result of the factors listed above.

Potential Returns
--------------------------------------------------------------------------------

Fixed income securities may offer higher current income than other types of investments and offer diversification from equity securities.

Policies To Balance Risk and Return
--------------------------------------------------------------------------------


With respect to fixed income securities, each Sub-Advisor investing in fixed income securities maintains its own policies for balancing risks of individual fixed income securities against their potential yields and gains in light of a Fund's investment goals.


      --------------------------------------------------------------------------
      U.S. GOVERNMENT SECURITIES

      U.S. Treasury bills, notes and bonds of varying maturities that are backed by the full faith and credit of the U.S. government.

      Potential Risks
      --------------------------------------------------------------------------

      U.S. government securities generally offer lower yields than other fixed-income securities.

      Potential Returns
      --------------------------------------------------------------------------

      A Fund lowers the risk profile of its investment portfolio by holding U.S. government securities as the timely payment of principal and interest on such securities is guaranteed by the U.S. government.

      Policies To Balance Risk and Return
      --------------------------------------------------------------------------


      The Old Mutual Asset Allocation Growth Portfolio will generally not invest in U.S. government securities except for temporary defensive and cash management purposes. The other Funds will each allocate only a portion of their assets to Sub-Advisors that invest in U.S. government securities.


      --------------------------------------------------------------------------
      U.S. GOVERNMENT AGENCY SECURITIES

      Debt securities issued or guaranteed as to principal and interest by U.S. government agencies, U.S. government sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the U.S. government.

      Potential Risks
      --------------------------------------------------------------------------

      U.S. government agency securities are not direct obligations of the U.S. government and certain U.S. government agency securities are not backed by the full faith and credit of the U.S. government. U.S. government agency securities therefore represent a higher risk of default than U.S. government securities.

      Potential Returns
      --------------------------------------------------------------------------

      U.S. government agency securities may offer higher yields and the potential for higher returns than U.S. government securities.

      Policies To Balance Risk and Return
      --------------------------------------------------------------------------

      In assessing an investment in a U.S. government agency security, each Sub-Advisor investing in U.S. government agency securities balances the risks associated with the security against the potential returns to the Fund.

      --------------------------------------------------------------------------
      MORTGAGE-BACKED SECURITIES

      Mortgage-backed securities are securities that represent pools of mortgages (including collateralized mortgage obligations or CMOs), where investors receive principal and interest payments from the repayment of underlying mortgage loans. Some mortgage-backed securities are issued and guaranteed against default by the U.S. government or its agencies or instrumentalities, such as the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

      Potential Risks
      --------------------------------------------------------------------------

      Mortgage-backed securities may be adversely affected by changes in interest rates and the creditworthiness of the issuer and underlying mortgage holders. Also, the mortgages underlying mortgage-backed securities may be subject to unscheduled or early payments, which may shorten the maturities of these securities and may lower their returns.

      Potential Returns
      --------------------------------------------------------------------------

      Mortgage-backed securities may offer higher yields and the potential for higher returns than certain other fixed-income securities.

      Policies To Balance Risk and Return
      --------------------------------------------------------------------------


      In assessing an investment in a mortgage-backed security, each Sub-Advisor investing in mortgage-backed securities balances the risks associated with the security against the potential returns to the Fund and may look for mortgage-backed securities that have characteristics that make them less likely to be prepaid.


      --------------------------------------------------------------------------
      STRIPPED MORTGAGE-BACKED SECURITIES

      Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. One class might receive all of the interest distributions - an interest-only strip (IOs) and the other all the principal distributions - principal only strips
      (POs).

      Potential Risks
      --------------------------------------------------------------------------

      The cash flows and yields on stripped mortgage-backed securities are extremely sensitive to interest rates and the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of POs.

      The yields and market risk of IO and PO stripped mortgage-backed securities may be more volatile than those of other fixed income securities.

      The market for stripped mortgage-backed securities may be limited, making it difficult for a Fund to value or to sell its holdings at an acceptable price.

      Potential Returns
      --------------------------------------------------------------------------

      Stripped mortgage-backed securities may offer higher yields than other, more stable, fixed income securities, such as traditional mortgage-backed securities.

      Policies To Balance Risk and Return
      --------------------------------------------------------------------------

      Certain stripped mortgage-backed securities may be deemed to be illiquid. Each Fund may invest up to 15% of its net assets in illiquid securities, including stripped mortgage-backed securities that are deemed to be illiquid.

      --------------------------------------------------------------------------
      ASSET-BACKED SECURITIES

      Asset-backed securities are interests in a stream of payments from specific assets, such as automobile or credit card receivables. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

      Potential Risks
      --------------------------------------------------------------------------

      Asset-backed securities may be adversely affected by changes in interest rates. Also, the nature of the underlying collateral may make it more difficult for issuers of asset-backed securities to recover or repossess such collateral upon a default.

      Potential Returns
      --------------------------------------------------------------------------

      Asset-backed securities may offer higher yields and the potential for higher returns than certain other fixed-income securities.

      Policies To Balance Risk and Return
      --------------------------------------------------------------------------


      With respect to a Fund, each Sub-Advisor investing in asset-backed securities maintains its own policies for balancing credit quality against potential yields and gains in light of the Fund's investment goals.


      --------------------------------------------------------------------------
      CORPORATE BONDS

      Debt securities of industrial, utility, banking and other financial institutions that are rated at or above investment grade by one or more nationally recognized rating organizations.

      Potential Risks
      --------------------------------------------------------------------------

      Issuers of corporate bonds may default on their obligations to repay principal and interest. Also, changes in interest rates may adversely affect the market value of corporate bonds.

      Potential Returns
      --------------------------------------------------------------------------

      Investment grade corporate bonds typically have a higher yield than certain other fixed-income securities, such as U.S. government securities and have a lower risk of default than lower-rated corporate bonds.

      Policies To Balance Risk and Return
      --------------------------------------------------------------------------


      With respect to a Fund, each Sub-Advisor investing in corporate bonds maintains its own policies for balancing credit quality against potential yields and gains in light of the Fund's investment goals.


      --------------------------------------------------------------------------
      LOWER-RATED (JUNK) BONDS

      Debt securities of industrial, utility, banking and other financial institutions that are rated below investment grade (BB/Ba or lower).

      Potential Risks
      --------------------------------------------------------------------------

      Lower-rated bonds have a higher risk of default, tend to be less liquid, and may be difficult to value.

      Potential Returns
      --------------------------------------------------------------------------

      Lower-rated bonds offer higher yields and higher potential gains than investment-grade (BBB/Baa or higher) bonds.

      Policies To Balance Risk and Return
      --------------------------------------------------------------------------


      With respect to a Fund, each Sub-Advisor investing in lower-rated bonds maintains its own policies for balancing credit quality against potential yields and gains in light of the Fund's investment goals. No Fund will invest more than 15% of its net assets in lower-rated bonds.


      --------------------------------------------------------------------------
      FOREIGN BONDS

      Debt securities of foreign governments and foreign companies.

      Potential Risks
      --------------------------------------------------------------------------

      In addition to the risks present for domestic bonds, foreign bonds are subject to the additional risks of potential adverse political developments or political instability; differences in accounting, auditing, and financial reporting standards; a lack of adequate information from bond issuers due to less stringent government regulation; and adverse changes in foreign exchange rates.

      Potential Returns
      --------------------------------------------------------------------------

      Foreign bonds represent a major portion of the world's fixed income securities and offer additional diversification opportunities as well as the potential for higher returns.

      Policies To Balance Risk and Return
      --------------------------------------------------------------------------


      With respect to a Fund, each Sub-Advisor investing in foreign bonds maintains its own policies for balancing credit quality and other risks against potential yields and gains in light of the Fund's investment goals. Each such Sub-Advisor will manage a Fund's currency exposure of its foreign investments and may hedge a portion of this exposure.


      --------------------------------------------------------------------------
      ZERO COUPON AND PAY-IN-KIND SECURITIES

      A zero coupon security pays no interest to its holders until it matures and is sold at a discount to its face value. Pay-in-kind securities are securities that generally pay interest through the issuance of additional securities.

      Potential Risks
      --------------------------------------------------------------------------

      The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay interest periodically or in cash.

      Potential Returns
      --------------------------------------------------------------------------

      Zero coupon and pay-in-kind securities may offer higher yields and higher potential gains than other fixed-income securities.

      Policies To Balance Risk and Return
      --------------------------------------------------------------------------


      With respect to a Fund, each Sub-Advisor investing in zero coupon and paid-in-kind securities maintains its own policies for balancing credit quality and other risks against potential yields and gains in light of the Fund's investment goals. In addition, the Funds limit their investments in fixed income securities, such as zero coupon and pay-in-kind securities, as set forth each Fund's main investment strategies.

                                           The Investment Advisor & Sub-Advisors

THE ADVISOR

Old Mutual Capital, Inc., 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, is the investment adviser for the Funds. The Advisor was organized in 2004 and is a subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH"), which is a wholly-owned subsidiary of Old Mutual plc, a London-exchange- listed international financial services firm ("Old Mutual").

The Advisor selects and recommends, subject to the approval of the Board, one or more Sub-Advisors to manage each Fund's investment portfolio. It also allocates assets to the Sub-Advisors, monitors the performance, security holdings and investment strategies of these Sub-Advisors and when appropriate researches any potential new Sub-Advisors for the Funds.

Each of the Sub-Advisors identified below may provide investment sub-advisory services to all of the Funds. The Board supervises the Advisor and the Sub-Advisors and establishes policies that the Advisor and the Sub-Advisors must follow in their day-to-day investment management activities. In January 2005, the Funds and the Advisor applied for an exemptive order from the SEC permitting them to change non-affiliated asset managers without prior shareholder approval, but subject to notification to shareholders within 60 days of any such changes. There is no assurance that the Funds will be successful in obtaining this exemptive relief.

For the fiscal period from commencement of operations (September 24, 2004) to July 31, 2005, for its services to the Funds, the Advisor received, on an annual basis, the following management fees (as a percentage of each Fund's average daily net assets), after waivers:


                         Fund                                    Management Fee
Old Mutual Asset Allocation Conservative Portfolio                 .    %

Old Mutual Asset Allocation Balanced Portfolio                     .    %

Old Mutual Asset Allocation Moderate Growth Portfolio              .    %

Old Mutual Asset Allocation Growth Portfolio                       .    %

The investment advisory fees paid by certain of the Funds may be higher than those paid by other investment companies, although the Advisor believes the fees to be comparable to those paid by investment companies with similar investment objectives and policies.


STRATEGIC ASSET ALLOCATION CONSULTANT


Ibbotson Associates Advisors, LLC, a Delaware limited liability company located at 225 North Michigan Avenue, Chicago, IL 60601, serves as the strategic asset allocation consultant and sub-adviser to the Advisor for investment model creation and maintenance of each Fund, consistent with the second step in each Fund's investment process. Ibbotson will also monitor and make recommendations to the Advisor regarding possible changes to the Sub-Advisors and their investment strategies.

Sub-Advisors are selected by the Advisor, subject to the approval of the Board, to manage each Fund's investment portfolio. Each of the Sub-Advisors identified below may provide investment sub-advisory services to some or all of the Funds, depending on the allocation of assets to each such Sub-Advisor. The Advisor will allocate the assets of the Funds to individual Sub-Advisors based largely upon such Sub-Advisor's investment mandate and the asset allocation models developed by Ibbotson. For their services to the Funds, Ibbotson and the other Sub-Advisors will receive fees payable by the Advisor under their investment sub-advisory agreements. The fees payable to each Sub-Advisor depend on the amount of assets the Sub-Advisor manages and the category or categories in which those assets are managed, as such assets are attributable to the Funds. Refer to the SAI for further information about these fees. Each Sub-Advisor, other than Ibbotson, manages the assets of other investment companies, which may result in a conflict of interest with respect to the Sub-Advisor's management of the Funds' assets. As indicated below, each Sub-Advisor, other than Ibbotson, is either wholly-owned by OMUSH or is otherwise under common control with the Advisor.

Descriptions of the Sub-Advisors and their respective investment mandates are as follows:

THE SUB-ADVISORS

Acadian Asset Management, Inc. ("Acadian"), a Massachusetts corporation located at Ten Post Office Square, 8th Floor, Boston, Massachusetts 02109, is a sub-adviser to the Funds. Acadian has provided investment management services since 1977. As of June 30, 2005, Acadian had $_____ billion under management. Acadian is a wholly-owned subsidiary of OMUSH.


Based on Ibbotson's strategic asset allocations, Acadian would invest a portion of a Fund's assets allocated to equity investments in the International Large Cap Equity category.

International Large Cap Equity -- The International Large Cap Equity strategy focuses on large cap stocks in developed non-U.S. markets. Underlying this strategy is an investment process that utilizes multiple stock factors, such as price/book, price/earnings, and earnings forecast trends and surprises, to predict stock performance relative to its sector and market. Acadian also uses separate models designed to predict how well each stock's sector/country will perform relative to the world equity markets as a whole. The end result of the combined stock and country/sector measures is a ranking of the relative attractiveness or "alpha" of Acadian's entire 20,000-plus stock universe. Portfolio optimization techniques are then used to construct the managed portion of a Fund's investment portfolio.


Analytic Investors, Inc. ("Analytic"), a California corporation located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, is a sub-adviser to the Funds. Analytic has provided investment management services since 1970. As of June 30, 2005, Analytic had $_____ billion under management. Its investment philosophy is founded on the premise that the systematic application of quantitative techniques has the potential to deliver consistent risk-adjusted performance, regardless of market cycle. With vast amounts of information available on demand, it believes that the proper weighting of the right variables in the selection process is pivotal to its success. Analytic is a wholly-owned subsidiary of OMUSH.


Based on Ibbotson's strategic asset allocations, Analytic would invest a portion of the Fund's assets allocated to equity investments in the U.S. Large Cap Blend category.

U.S. Large Cap Blend - The investment universe for this strategy is the companies that make up the S&P 500 Index. Analytic's process analyzes over 70 stock "characteristics" (e.g., price-to-earnings ratio, return-on-equity) to determine which characteristics the market is currently rewarding. Analytic then uses a process called "portfolio optimization" to select securities that it believes will:

      o     Maximize expected returns for the managed portion of a Fund;

      o     Minimize expected volatility relative to a Fund's benchmark; and

            o Diversify the assets of the managed portion of a Fund among industries, sectors, and individual securities.

Analytic monitors the stocks held by a Fund for developments in terms of news events (such as lawsuits or takeover bids) and other significant changes in fundamental factors. Analytic sells a security when it believes that the incremental benefit from the sale exceeds the associated transaction costs.


Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow, Hanley"), a Nevada corporation located at 3232 McKinney Ave, 15th Floor, Dallas, Texas 75204, is a sub-adviser to the Funds. Barrow, Hanley has provided investment management services since 1979. As of June 30, 2005, Barrow, Hanley had $_____ billion under management. Barrow, Hanley is one of the largest value-oriented investment managers of institutional assets in the U.S. Barrow, Hanley's 23 investment professionals, with an average experience in excess of 18 years, manage domestic equity and fixed income portfolios for a variety of institutional clients. Barrow Hanley is a wholly-owned subsidiary of OMUSH.


Based on Ibbotson's strategic asset allocations, Barrow, Hanley would invest a portion of the Fund's assets allocated to equity investments in one or more of the following categories: U.S. Large Cap Value, U.S. Mid Cap Value or U.S. Small Cap Value.

U.S. Large Cap Value / U.S. Mid Cap Value / U.S. Small Cap Value - Barrow, Hanley uses a consistent, disciplined process to identify large, well known companies that it believes to be undervalued and temporarily out of favor. Barrow, Hanley implements its strategy by constructing portfolios of individual stocks that reflect three value characteristics: price/earnings and price/book ratios below the market average and dividend yields above the market average (S&P 500). Barrow, Hanley's decision-making process involves quantitative and qualitative analysis and analytical tools to ensure adherence to its value discipline. Barrow, Hanley maintains a list of approximately 250 companies meeting its three-pronged definition of value and that are projected to achieve earnings growth above that of the market as a whole. Barrow, Hanley applies two value models, a Dividend Discount model and a Relative Return model, to the companies on its value list in connection with its selection and monitoring of stocks. Barrow, Hanley's portfolios generally consist of approximately 40-50 stocks, are held for an average of three to four years, resulting in average annual portfolio turnover of 25% - 30%, and are balanced so as to not have too much weight given to any industry group. However, sector weightings are a residual of Barrow, Hanley's bottom-up stock selection process and may vary widely in comparison to the S&P 500.

As of the date of this prospectus, Barrow, Hanley's U.S. Mid Cap Value and U.S. Small Cap Value Strategies were unavailable to the Funds.

Based on Ibbotson's strategic asset allocations, Barrow, Hanley would invest a portion of the Fund's assets allocated to fixed income investments in one or more of the following categories: U.S. Intermediate - Term Fixed Income or U.S. Core Fixed Income.

U.S. Intermediate-Term Fixed Income / U.S. Core Fixed Income - Barrow, Hanley uses a top-down investment approach which begins by analyzing the best potential opportunities identified by Barrow, Hanley's quantitative screening model. Barrow, Hanley then shifts its focus to analyzing issuer specific factors, including credit quality of corporate bonds for cash flow, earnings and balance sheet fundamentals, and factors that will impact the future credit rating of the issuer. Mortgage pass-through securities are analyzed using "empirical" measures of cash flow yield rather than using a long-term prepayment model to calculate yield. Barrow, Hanley's portfolio construction process utilizes a portfolio optimizer to forecast and "stress-test" the portfolio to determine the probability of a given portfolio structure producing superior returns over a broad range of potential market environments. Barrow, Hanley attempts to maintain fully invested, duration-neutral portfolios at all times and does not attempt to time the direction of interest rates. Portfolio weightings in specific sectors (i.e., mortgages, corporates, etc.) are carefully monitored on the basis of contribution to total portfolio duration.


Clay Finlay Inc. ("Clay Finlay"), a New York corporation located at 200 Park Avenue, New York, New York 10166, is a sub-adviser to the Funds. Clay Finlay is a global equity management firm founded in 1982 and headquartered in New York, with offices in London and Tokyo. As of June 30, 2005, Clay Finlay had $_____ billion under management. Clay Finlay's "growth at a reasonable price" strategy uses a bottom-up approach to the management of global and regional equity mandates. The firm uses a team based investment approach to create fairly concentrated, yet diversified, risk controlled portfolios. An experienced multinational team of 20 investment professionals manages a full range of multi-regional (global, international and global ex-country of origin) and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan, United States and Global Emerging Markets) equity mandates on behalf of major corporations, financial institutions and governments sourced globally. Clay Finlay is a wholly-owned subsidiary of OMUSH.


Based on Ibbotson's strategic asset allocations, Clay Finlay would invest a portion of the Fund's assets allocated to equity investments in one or more of the following categories: International Large Cap Equity or Emerging Markets Equity.

International Large Cap Equity / Emerging Markets Equity - Clay Finlay ranks the securities in its investment universe of large, liquid securities based on various metrics, including forward price/earnings and earnings growth rates and other valuation ratios. Clay Finlay applies a bottom-up approach with fundamental research on individual stocks. A key driver of the security selection process is long-term earnings growth rates, coupled with Clay Finlay's conviction of these growth rates based on a company's financial strength, management and competitive positioning. Clay Finlay's geographic and sector allocation is driven primarily by bottom-up factors; however, Clay Finlay will assess the relative risk of the managed portion of a Fund to the appropriate benchmark.


Dwight Asset Management Company ("Dwight"), a Delaware corporation located at 100 Bank Street, Burlington, Vermont, 05402-1590, is a sub-adviser to the Funds. Dwight has provided investment management services since 1975. As of June 30, 2005, Dwight had $_____ billion under management. Dwight is a registered investment adviser specializing in fixed income and stable value investment strategies. Dwight offers a range of commingled funds and separate account investment management services for Stable Value, Fixed Income and Insurance clients. Dwight is a wholly-owned subsidiary of OMUSH.


Based on Ibbotson's strategic asset allocations, Dwight would invest a portion of the Fund's assets allocated to fixed income investments in one or more of the following categories: Cash Management, U.S. Intermediate Fixed Income, U.S. Core Fixed Income or U.S. High Yield Fixed Income.

Cash Management / U.S. Intermediate Fixed Income / U.S. Core Fixed Income / U.S. High Yield Fixed Income - Dwight seeks to achieve capital preservation, competitive performance and flexibility to meet plan/corporate changes by minimizing changes in duration, attaining diversification across high quality fixed income markets, conducting in-depth research to assure high credit quality of issuers and securities and actively managing cash and liquidity. Dwight believes that competitive risk-adjusted returns are achieved by building higher yielding portfolios with an emphasis on structured fixed income securities and thorough security selection. Risk is mitigated through limited sector rotation and closely managing duration and term structure exposures.

High Yield Investment Process - Dwight builds diversified high yield portfolios by focusing on companies that it believes have stable or improving credit profiles, and that offer attractive relative value characteristics. Portfolio managers and credit analysts work closely together to review fundamental and technical data, assess which industry sectors to favor or disfavor, and discuss the relative strengths and weaknesses of specific securities. The credit focus is on issuers rated either BB or B. Under normal market conditions the average quality of the high yield strategy will be B or higher and the duration will be approximately 75% - 125% of the benchmark.

Money Market Investment Process - Dwight builds diversified high quality money market portfolios by focusing on issuers of short term debt that it believes have very high credit profiles, and that offer attractive relative value characteristics. Portfolio managers and credit analysts work closely together to review fundamental and technical data, assess which industry sectors to favor or disfavor, and discuss the relative strengths and weaknesses of specific securities. The issuer focus is on issuers with a rating of either A1/P1 or A2/P2. Under normal market conditions the average quality of the money market strategy will be A2/P2 or higher and the dollar-weighted maturity will not exceed 90 days.


Heitman Real Estate Securities LLC ("Heitman"), a Delaware limited liability company located at 191 Wacker Driver, Suite 2500, Chicago, Illinois 60606, is a sub-adviser to the Funds. Heitman has provided investment management services to its clients since 1987. As of June 30, 2005, Heitman had $_____ billion under management. Heitman is a registered investment adviser specializing in publicly traded U.S. real estate investment trust (REIT) securities. Heitman Real Estate Securities LLC is a wholly-owned subsidiary of Heitman LLC, a Delaware limited liability company owned 50% by senior executives within the Heitman organization and 50% by Old Mutual (HFL) Inc., a wholly-owned subsidiary of OMUSH.


Based on Ibbotson's strategic asset allocations, Heitman would invest a portion of the Fund's assets allocated to equity investments in the REITs category.

REITs - Heitman employs a growth-at-a-reasonable-price investment philosophy, which is reflected in its proprietary valuation model. Quantitative inputs into Heitman's valuation model include metrics such as dividend, funds from operation per share, cash available for distribution (CAD) per share, capital expenditures, and operating income. The valuation model calculates an expected return and ranks each security, identifying an expected CAD multiple that helps identify real-estate security mispricings. The model also includes qualitative inputs, such as evaluations of company management by Heitman's analysts and managers.


Liberty Ridge Capital, Inc. ( "Liberty Ridge Capital"), a Delaware corporation located at 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087, is a sub-adviser to the Funds. Liberty Ridge Capital has provided investment management services since 1982. As of June 30, 2005, Liberty Ridge Capital had $____ billion under management. Liberty Ridge Capital believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Liberty Ridge Capital's growth investment technique uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenue and sales growth. Liberty Ridge Capital is a wholly-owned subsidiary of OMUSH.


Based on Ibbotson's strategic asset allocations, Liberty Ridge Capital would invest a portion of the Fund's assets allocated to equity investments in one or more of the following categories: U.S. Large Cap Growth, U.S. Mid Cap Growth, U.S. Small Cap Growth, U.S. All Cap Blend, U.S. Large Cap Blend, U.S. Small Cap Blend or U.S. Mid Cap Equity.


U.S. Large Cap Growth / U.S. Mid Cap Growth / U.S. Small Cap Growth - Liberty Ridge Capital uses a quantitative and fundamental investment process that is extremely focused on earnings growth and business momentum. Liberty Ridge Capital begins its investment process by creating a universe of companies exhibiting strong growth characteristics. That universe is continually monitored to ensure it relevancy. Liberty Ridge Capital then ranks each company in its universe using proprietary software and research models that incorporate attributes of what it believes is successful and sustainable growth. Finally, using its own fundamental research and a bottom-up approach to investing, Liberty Ridge Capital evaluates each company's earnings quality characteristics and whether the company can sustain its current growth trend. Liberty Ridge Capital believes that through this disciplined investment process, it is able to construct a portfolio of investments with strong, sustainable growth characteristics. Liberty Ridge Capital's decision to sell a security depends on many factors. Generally speaking, Liberty Ridge Capital may sell a security when there is a deterioration in its business fundamentals and growth characteristics.

U.S. All Cap Blend / U.S. Large Cap Blend / U.S. Small Cap Blend / U.S. Mid Cap Equity - Liberty Ridge Capital's blend investment process is both quantitative and fundamental. In seeking to identify attractive investment opportunities, Liberty Ridge Capital first creates a universe of companies whose current share price seems lower than their current or future worth. Liberty Ridge Capital considers factors like a company's earnings power versus its current stock price, its price-to-earnings ratio versus similar companies, its competitive advantages (like brand, trade name or market niche), its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Liberty Ridge Capital identifies those companies that it believes have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value. Liberty Ridge Capital's decision to sell a security depends on many factors. Generally speaking, however, Liberty Ridge Capital considers selling a security when it becomes overvalued relative to the market or sector, shows deteriorating fundamentals or falls short of Liberty Ridge Capital's growth expectations.

The following describes material legal proceedings involving Liberty Ridge Capital. Although none of the legal proceedings described below relates to the Trust, they may have an adverse effect on Liberty Ridge Capital's ability to serve as a Sub-Advisor to the Funds.

In June 2004, Liberty Ridge Capital reached settlement agreements with respect to the market timing and selective disclosure actions filed by the SEC and the New York Attorney General (the "NYAG") with respect to PBHG Funds, a registered investment company for which Liberty Ridge Capital acted as investment adviser. If certain terms and undertakings in the NYAG settlement are not met, the NYAG settlement stipulates that Liberty Ridge Capital shall promptly terminate its management of PBHG Funds. In this event, PBHG Funds' Board of Trustees would be required to seek new management or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the "MDL Court"), the PBHG Funds, Liberty Ridge Capital, its affiliates, and/or certain related and unrelated parties have been named as defendants in a Class Action Suit ("Class Action Suit") and a separate Derivative Suit ("Derivative Suit") (together the "Civil Litigation"). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, Liberty Ridge Capital and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the PBHG Funds' Statement of Additional Information, Exhibit C. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in, or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure.

The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees of the PBHG Funds, the removal of Liberty Ridge Capital as investment adviser of the PBHG Funds, the removal of PBHG Fund Distributors as distributor of PBHG Funds' shares, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds' 12b-1 Plan.

On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against Liberty Ridge Capital, as well as numerous unrelated mutual fund complexes and financial institutions (the "WVAG Litigation"). PBHG Funds was not named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia, alleges that Liberty Ridge Capital permitted short-term trading in excess of PBHG Funds' disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time PBHG Funds. The WVAG alleges the foregoing violated the West Virginia Consumer Credit and Protection Act (W. Va. Code ss. 46A-1-101, et seq.) and is seeking injunctions; civil monetary penalties; a writ of quo warranto against the defendants for their alleged improper actions; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies (such actions, together with the Civil Litigation and the WVAG Litigation, the "Litigation"). If such other actions are filed, they will be described in the Statement of Additional Information.

At this stage of the Litigation, Liberty Ridge Capital believes that it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge Capital, PBHG Funds or any named defendant. In the event PBHG Funds incurs any losses, costs or expenses in connection with such lawsuits, PBHG Funds' Board of Trustees may pursue claims on behalf of the affected portfolios against any party that may have liability to PBHG Funds in respect thereof. While it is currently too early to predict the result of the Litigation, Liberty Ridge Capital does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment adviser to the PBHG Funds or the Trust. However, Liberty Ridge Capital is currently unable to gauge the level of shareholder redemptions that may result from the news of these pending lawsuits. Redemptions may require the Funds to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the Funds. In addition, if Liberty Ridge Capital is unsuccessful in its defense of the WVAG Litigation, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940. Such results could affect the ability of Liberty Ridge Capital or any company that is an affiliated person of Liberty Ridge Capital, including the Adviser and each other Sub-Advisor of the Funds, from serving as an investment adviser to any registered investment company, including the Trust. The Trust has been informed by Liberty Ridge Capital that, if these results occur, Liberty Ridge Capital will seek exemptive relief from the SEC to permit Liberty Ridge Capital and its affiliates to continue to serve as Advisor and Sub-Advisors to the Funds. There is no assurance that such exemptive relief will be granted.

Provident Investment Counsel ("PIC"), a Massachusetts corporation located at 300 North Lake Avenue, Penthouse Suite, Pasadena, California, 91101, is a sub-adviser to the Funds. PIC has provided investment management services since 1951. As of June 30, 2005, PIC had $_____ billion under management. Growth Equity investing is the cornerstone of PIC's investment philosophy, which emphasizes fundamental research and a team approach to portfolio management. PIC's portfolio managers and analysts seek out companies with strong financial characteristics, which are thought to be in a period of high, sustainable revenue and earnings growth. PIC is a wholly-owned subsidiary of OMUSH.

Based on Ibbotson's strategic asset allocations, PIC would invest a portion of the Fund's assets allocated to equity investments in one or more of the following categories: U.S. Large Cap Growth or U.S. Mid Cap Growth.

U.S. Large Cap Growth / U.S. Mid Cap Growth - PIC's investment philosophy is that sustainable revenue growth is the most important contributor to long-term stock appreciation. PIC believes that stock prices and earnings are highly correlated and that over time capital markets reward companies that have above average growth.

PIC seeks out companies which have at least one or more catalysts for growth, such as new products, exploitation of demographic trends, proprietary products, gaining market share and/or changing cost structure. Ideal investment candidates will have well-thought out management goals supported by stringent controls, a proven track record of superior revenue and earnings growth, strong pretax margins, low levels of debt, leading market share, high return on equity, high reinvestment rates and attractive relative valuations. In the mid-cap market, PIC seeks companies operating in emerging and high growth sectors of the economy.

PIC employs a team approach to investment management with each mid-cap and large-cap team making their own buy and sell decisions. Each team has one or more lead portfolio managers who screen trades to ensure consistency with the team's strategy for the particular investment product. The teams evaluate key economic and market criteria and further review PIC's analysts' bottom-up stock recommendations.


Rogge Global Partners PLC ("Rogge"), a United Kingdom corporation located at Sion Hall, 56 Victoria Embankment, London, England, United Kingdom EC4Y ODZ, is a sub-adviser to the Funds. Rogge has provided investment management services since 1984. As of June 30, 2005, Rogge had $_____ billion under management. Rogge is a wholly-owned subsidiary of Old Mutual and an affiliate of OMUSH.


Based on Ibbotson's strategic asset allocations, Rogge would invest a portion of the Fund's assets allocated to fixed income investments in the International Bond category.

International Bond - Rogge employs a four step decision making process: relative value analysis, sector selection, security selection, and implementation. Relative value analysis involves a multifactor comparison of relevant economic indicators, government policy and political considerations, which results in a rating for bond markets of developed and developing countries. Rogge then undertakes sector selection, which considers fundamental considerations such as consolidation, industry leverage and cyclicality, and technical considerations such as swap spread sensitivity, liquidity, denomination and subordination. Security selection involves an analysis of issuer-specific due diligence, on such factors as operating efficiencies, market position, financial position, profitability and cash flows. During the final stage, implementation, the portfolio is constructed based on the client's risk parameters, which are continually monitored and subject to a strict sell discipline.



Thompson, Siegel & Walmsley, Inc. ("TS&W"), a Virginia corporation located at 5000 Monument Avenue, Richmond, Virginia 23230, is a sub-adviser to the Funds. TS&W has provided investment management services since 1969. As of June 30, 2005, TS&W had $_____ billion under management. TS&W's clients encompass individual and family accounts as well as institutional portfolios. The firm's singular investment objective - to participate significantly in periods of capital growth, yet protect its client's assets during market declines - continues as its guiding principle. TS&W's task is to uncover stocks and bonds that sell at a discount to their long-term fair market value and emphasize them in portfolios. TS&W is a wholly-owned subsidiary of OMUSH.

Based on Ibbotson's strategic asset allocations, TS&W would invest a portion of the Fund's assets allocated to equity investments in one or more of the following categories: U.S. Large Cap Value, U.S. Small Cap Value, U.S. Small-Mid Cap Value, U.S. Mid Cap Value or U.S. All Cap Value.


U.S. Large Cap Value / U.S. Small Cap Value / U.S. Small-Mid Cap Value / U.S. Mid Cap Value / U.S. All Cap Value - TS&W employs a relative value approach to investing. Through valuation analysis, TS&W seeks undervalued sectors, industries and companies in the market. TS&W employees a four-factor valuation model for each investment mandate. Parts one and two of the model attempt to assess a company's discount to private market value relative to other small and mid cap stocks. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company's recent price action. TS&W uses a combination of its U.S. Large Cap Value mandate and its U.S. Small-Mid Cap Value mandate in the U.S. All Cap Value category. TS&W invests in stocks of companies that it expects will benefit from economic trends or other company specific catalysts and that are attractively valued relative to their fundamentals and other companies in the market. TS&W's decision to sell a security depends on many factors. As of June 30, 2005, the U.S. Small Cap Value mandate is closed to additional investments.


THE PORTFOLIO MANAGERS


The Advisor

A team of investment professionals of the Advisor is responsible for the day-to-day management of each Fund. This team is primarily responsible for allocating (and re-allocating) each Fund's assets among the various investment strategies, based on asset allocation models developed by Ibbotson. This team is also primarily responsible for determining how to allocate those assets among the individual Sub-Advisors. Unless otherwise noted, each member of the team has served on the team since the inception of the Funds. The following summarizes the experience of each member of the Advisor's portfolio management team. Unless otherwise noted, each individual listed below has served in his or her current position for the last five years.


-------------------- ------------------------------- -------------------------------------------------------------------------
                     Name                            Five Years' Experience
-------------------- ------------------------------- -------------------------------------------------------------------------

Old Mutual           Mark E. Black                   Chief Financial Officer, Chief Administrative Officer, Executive Vice
Capital, Inc.                                        President and Treasurer, the Advisor, since July 2004; Senior Vice

                                                     President and Chief Financial Officer, Transamerica Capital, Inc., from
                                                     April 2000 to June 2004; Chief Financial Officer of Coldwell Banker
                                                     Moore & Company (Denver Metro), from 1997 to March 2000.
-------------------- ------------------------------- -------------------------------------------------------------------------

                     David J. Bullock                President, Chief Executive Officer and Director, the Advisor, since
                                                     2004; President and Chief Executive Officer, Liberty Ridge Capital,
                                                     since November 2003; President and Chief Operating Officer, Liberty
                                                     Ridge Capital, from July 2003 to November 2003; Director, Liberty Ridge
                                                     Capital, since July 2003; President and Chief Executive Officer,
                                                     Transamerica Capital, Inc., from 1998 to 2003.

-------------------- ------------------------------- -------------------------------------------------------------------------

                     William T. Davis                Senior Vice President, the Advisor, since July 2004; Vice President,
                                                     Investment Manager Oversight, AEGON/Transamerica Fund Advisers, from
                                                     December 2001 to February 2004; Vice President, Investment Marketing,
                                                     AEGON Equity Group, from June 1999 to December 2001.



                                       46

-------------------- ------------------------------- -------------------------------------------------------------------------

                     Kenneth R. Naes                 Member of the Investment Committee of the Advisor, since August 2004;
                                                     Senior Vice President, Product Development, Transamerica Capital,
                                                     Inc./AEGON USA, from June 2000 to May 2004.

-------------------- ------------------------------- -------------------------------------------------------------------------

                     Matthew J. Appelstein           Member of the Investment Committee of the Advisor, since October
                                                     2004; Vice President of Product Development and Investment Services, Old
                                                     Mutual Asset Management, since June 2003; Senior Vice President of
                                                     Consultant Relations, Fidelity Management Trust Company, from September
                                                     1998 to June 2003.

-------------------- ------------------------------- -------------------------------------------------------------------------


Ibbotson


A team of investment professionals at Ibbotson is responsible for developing the asset allocation models for the Funds. Unless otherwise noted, each member of the team has served on the team since the inception of the Funds. The following summarizes the experience of each member of Ibbotson's team. Unless otherwise noted, each individual listed below has served in his or her current position for the last five years.


-------------------- ------------------------------- -------------------------------------------------------------------------
                     Name                            Five Years' Experience
-------------------- ------------------------------- -------------------------------------------------------------------------
Ibbotson             Roger Ibbotson, Ph.D.           Chairman and founder, Ibbotson.
Associates
Advisors, LLC
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Michael Annin                   Managing Director (IMS), Ibbotson.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Peng Chen                       Managing Director (Research), Ibbotson.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Alexander E. Kaye, CFA          Consultant, Ibbotson, since 2004; Account Manager, UBS Global
                                                     Asset Management, from 1998 to 2003.
-------------------- ------------------------------- -------------------------------------------------------------------------



The Sub-Advisors (other than Ibbotson)

In addition, a separate team at each Sub-Advisor is primarily responsible for investing the assets that have been allocated to it. The following summarizes the experience of each member of each Sub-Advisor's portfolio management team. Unless otherwise noted, each member of the team has served on the team since the inception of the Funds. Unless otherwise noted, each individual listed below has served in his or her current position for the last five years.


-------------------- ------------------------------- -------------------------------------------------------------------------
                     Name                            Five Years' Experience
-------------------- ------------------------------- -------------------------------------------------------------------------
Acadian Asset        Dr. Gary L. Bergstrom           Chairman, Acadian.
Management, Inc.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Ronald D. Frashure              President and Co-Chief Investment Officer, Acadian.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     John R. Chisholm                Executive Vice President and Co-Chief Investment Officer, Acadian.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Dr.Charles Wang                 Senior Vice President and Co-Director of Research and Portfolio
                                                     Manager, Acadian, since 2000; senior quantitative equity analyst, Putnam
                                                     Investments, from Oct 1998 to May 2000.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Brian K. Wolahan                Senior Vice President, Co-Director of Research and Portfolio Manager,
                                                     Acadian.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Raymond F. Mui                  Senior Vice President and Portfolio Manager, Acadian.
-------------------- ------------------------------- -------------------------------------------------------------------------



                                       47

-------------------- ------------------------------- -------------------------------------------------------------------------
                     Name                            Five Years' Experience
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Richard O. Barry                Senior Vice President and Portfolio Manager, Acadian.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Matthew J. Cohen                Senior Vice President and Portfolio Manager, Acadian.
-------------------- ------------------------------- -------------------------------------------------------------------------

-------------------- ------------------------------- -------------------------------------------------------------------------
Analytic             Harindra de Silva, Ph.D., CFA   President, Analytic.
Investors, Inc.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Gregory McMurran                Chief Investment Officer, Analytic.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Dennis M. Bein, CFA             Portfolio Manager, Analytic.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Steven Sapra, CFA               Portfolio Manager, Analytic.
-------------------- ------------------------------- -------------------------------------------------------------------------

-------------------- ------------------------------- -------------------------------------------------------------------------
Barrow, Hanley,      James P. Barrow                 Founder, Barrow, Hanley.
Mewhinney &
Strauss, Inc.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Richard A. Englander, CFA       Principal and Portfolio Manager, Barrow, Hanley.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     J. Ray Nixon, Jr.               Principal and Portfolio Manager, Barrow,
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Robert J. Chambers, CFA         Principal and Portfolio Manager, Barrow, Hanley.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Timothy J. Culler, CFA          Principal and Portfolio Manager, Barrow, Hanley.
-------------------- ------------------------------- -------------------------------------------------------------------------

-------------------- ------------------------------- -------------------------------------------------------------------------
Clay Finlay Inc.     Robert C. Schletter, CFA        Chief Investment Officer, Clay Finlay.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Carol Franklin,                 CFA Senior Portfolio Manager, Clay Finlay, since 2004; Managing
                                                     Director and Head of Global Equity Selection Team, Deutsche Asset
                                                     Management, from 2001 to 2002; Managing Director, Global Equity Group,
                                                     Scudder Kemper Investments,from 1981 to 2001.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Gregory M. Jones, CFA           Senior Portfolio Manager, Clay Finlay.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Richard Begun                   Portfolio Manager and Senior Research Analyst, Clay Finlay, since 2001;
                                                     Managing Director, Horizon Asset Management, from March 2001 to December
                                                     2001; Equity Portfolio Manager and Vice President, Orbitex Group of Funds,
                                                     from 1999 to 2001; Institutional Equity Portfolio Manager, The Bank
                                                     of New York, from 1994 to 1999.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Jennifer Kwong                  Portfolio Manager and Senior Research Analyst, Clay Finlay, since 2000;
                                                     Vice President, Merrill Lynch, from 1994 to 2000.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Lauren  C. Lambert, CFA         Portfolio Manager and Senior Research Analyst, Clay Finlay, since
                                                     2002; Portfolio Manager and Analyst, Scudder Stevens & Clark and its
                                                     successor companies, from 1994 to 2002.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Steven Miller                   Portfolio Manager and Senior Research Analyst, Clay Finlay, since
                                                     2001; Interim Chief Financial Officer, International Gaming
                                                     Systems, from 1999 to 2001; Senior Global Equity Portfolio Manager,
                                                     Fiduciary Trust Company, from 1994 to 1999.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Miwa Seki                       Portfolio Manager and Senior Research Analyst, Clay Finlay.
-------------------- ------------------------------- -------------------------------------------------------------------------






                                       48

-------------------- ------------------------------- -------------------------------------------------------------------------
                     Name                            Five Years' Experience
-------------------- ------------------------------- -------------------------------------------------------------------------

Dwight Asset         David T. Kilborn                Senior Vice President and Head of Fixed Income (Asset-Backed
Management Company                                   Securities), Dwight.

-------------------- ------------------------------- -------------------------------------------------------------------------
                     Robert P. Clancy                Senior Vice President (Mortgage-Backed Securities), Dwight, since
                                                     2001; Senior Vice Portfolio Manager, Dewey Square Investors, from 1994 to
                                                     2001.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Derrick Wulf, CFA               Vice President (Commercial Mortgage-Backed Securities), Dwight.
-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------
                     Edward Meigs, CFA               Senior Vice President (High Yield Corporates), Dwight, since 2001;
                                                     Portfolio Manager, Mt. Washington Investment Group, from 1998 to 2001.
-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------
Heitman Real         Timothy J. Pire, CFA            Managing Director and Portfolio Manager, Heitman.
Estate Securities
LLC
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Randall E. Newsome              Executive Vice President and Portfolio Manager, Heitman.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Larry S. Antonatos              Senior Vice President and Portfolio Manager, Heitman.
-------------------- ------------------------------- -------------------------------------------------------------------------
-------------------- ------------------------------- -------------------------------------------------------------------------

Liberty Ridge        Michael S. Sutton, CFA          Senior Vice President and Chief Investment Officer, Liberty Ridge
Capital, Inc.                                        Capital.

-------------------- ------------------------------- -------------------------------------------------------------------------

                     Samuel H. Baker, CFA            Vice President and Portfolio Manager, Liberty Ridge Capital.

-------------------- ------------------------------- -------------------------------------------------------------------------
                     James B. Bell, CFA              Vice President and Portfolio Manager, Liberty Ridge Capital,
                                                     since 2004; Research Analyst, Liberty Ridge Capital, from 2001 to 2004;
                                                     commercial banker, Allfirst Bank, from 1994 to 2001.
-------------------- ------------------------------- -------------------------------------------------------------------------

                     Jerome J. Heppelmann, CFA     Vice President and Portfolio Manager, Liberty Ridge Capital.

-------------------- ------------------------------- -------------------------------------------------------------------------

                     James M. Smith, CFA           Vice President and Portfolio Manager, Liberty Ridge Capital.

-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------
Provident            James M. Landreth, CFA          Senior Vice President, PIC.
Investment Counsel
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Evelyn D. Lapham, CFA           Managing Director, PIC.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Andrew J. Pearl, CFA            Managing Director, PIC.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Anne E. Westreich, CFA          Senior Vice President, PIC.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     John J. Yoon, CFA               Senior Vice President, PIC.
-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------
                     Susan J. Perkins, CFA           Senior Vice President, PIC, since February 2004; with PIC since
                                                     November 1999; broker, Bear, Stearns & Co. Inc., from April 1999 to
                                                     October 1999.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Derek S. Derman, CFA            Senior Vice President, PIC, since February 2004; with PIC
                                                     since March 2001; Research Analyst, Wedbush Morgan
                                                     Securities, from July 1999 to March 2001; Research
                                                     Analyst, Van Deventer & Hoch, from January 1998 to July 1999.
-------------------- ------------------------------- -------------------------------------------------------------------------

Rogge Global         Olaf Rogge                      Founder, Rogge.
Partners PLC
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Richard Bell                    Partner and Portfolio Manager, Rogge.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     John Graham                     Partner and Portfolio Manager, Rogge.
-------------------- ------------------------------- -------------------------------------------------------------------------



                                       49

-------------------- ------------------------------- -------------------------------------------------------------------------
                     Name                            Five Years' Experience
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Adrian James                    Partner and Portfolio Manager, Rogge.



-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------



-------------------- ------------------------------- -------------------------------------------------------------------------

-------------------- ------------------------------- -------------------------------------------------------------------------
Thompson, Siegel &   Elizabeth Cabell Jennings, CFA  Senior Vice President, TS&W.
Walmsley, Inc.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Matthew G. Thompson, CFA        President, TS&W.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Paul A. Ferwerda, CFA           Senior Vice President, TS&W.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Horace P. Whitworth, CFA, CPA   Senior Vice President, TS&W.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Frank H. Reichel, III CFA       Senior Vice President, TS&W, since 2000; Managing Partner, Stratton
                                                     Management Co., from 1993 to 2000.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     H.B. Thomson III                Senior Vice President, TS&W, since 2001; Managing Director and
                                                     Senior Equity Research Analyst, First Union Securities, from 1991 to
                                                     2000.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     John S. Pickler, CFA            Vice President, TS&W, since 2002; First Vice President, Research and
                                                     Investment Banking, Prudential Securities, Inc., from 1994 to 2000.
-------------------- ------------------------------- -------------------------------------------------------------------------
                     Brett P. Hawkins, CFA, CPA      Vice President, TS&W, since 2001; Assistant Vice President, Equity Research,
                                                     First Union Securities, from 1999 to 2001.
-------------------- ------------------------------- -------------------------------------------------------------------------



For more information on the portfolio managers, their compensation, other accounts managed by them and their ownership of Fund shares, please see the SAI.

                                                                 Your Investment


YOUR SHARE PRICE

The price you pay for a share of a Fund and the price you receive upon selling or redeeming a share of a Fund is called the net asset value ("NAV"). NAV per share class of a Fund is calculated by dividing the total net assets of each class by the total number of the class' shares outstanding. NAV is determined as of the close of regular trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. Eastern time) on each day that the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). Foreign securities may trade in their local markets on days a Fund is closed. Those transactions and changes in the value of a Fund's securities holdings on such days may affect the value of a Fund's shares on days when you will not be able to purchase, exchange, or redeem shares.

FAIR VALUE PRICING

The Board has determined to fair value on a daily basis foreign securities traded outside of the Western Hemisphere to, among other things, avoid stale prices and make the Funds less attractive to market timers. While fair value pricing cannot eliminate the possibility of short-term trading, we believe it helps to protect the interests of the Funds' long-term shareholders.]

The Funds use pricing services to determine the market value of the securities in their portfolio. Foreign securities traded in countries outside of the Western Hemisphere are fair valued daily based on procedures established by the Board to avoid stale prices and to take into account, among other things, any significant events occurring after the close of a foreign market in those regions. The Funds generally use the market value of securities as of the close of regular trading on the NYSE to value the other equity securities held in the Funds' portfolios. If a market quotation is not readily available or is believed to be unreliable, the security is valued at fair value as determined in good faith by the Board or pursuant to procedures approved by the Board. The valuation assigned to a fair valued security for purposes of calculating a Fund's NAV may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Although intended to do so, the fair value procedures may not always better represent the price at which a Fund could sell a fair valued security and may not always result in a more accurate NAV.

The NAV of your shares when redeemed may be more or less than the price you originally paid, depending primarily upon a Fund's investment performance. If a Fund invests in another investment company, the Fund's NAV is based in part on the net asset value of the other investment companies in which the Fund invests. The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

Your purchase, exchange, or redemption of Fund shares will be priced at the next NAV calculated after your request is received in good order by the Funds' transfer agent or other Fund agents.

The Funds may enter into agreements with broker-dealers, financial institutions, retirement plan accounts, trading platforms, certain fee-based programs, or other service providers ("Financial Intermediaries") that may include a Fund as an investment alternative in the programs they offer or administer. Financial Intermediaries and the Funds may reserve the right to not to accept customer orders that are incomplete or otherwise not in "good order." Financial Intermediaries may also accept certain customer orders conditioned on the understanding that the orders may later be rejected in the event they cannot be transmitted to a Fund or an affiliate of a Fund in a timely manner. The Funds will be deemed to have received a purchase or redemption order from a Financial Intermediary when the Financial Intermediary or its authorized designee, accepts the order. The customer order will be priced at a Fund's NAV next computed after such order is unconditionally accepted by a Financial Intermediary or its designee.


POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING


While the Funds provide shareholders with daily liquidity, the Funds are intended to be a long-term investment vehicle and are not designed for investors who engage in excessive short-term trading activity, market-timing or other abusive trading practices. Short-term trading, market-timing, or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance. In particular, frequent trading of a Fund's shares may:

      o cause a Fund to keep more assets in cash or cash equivalents than it otherwise would, causing a Fund to miss out on investment opportunities;

      o force a Fund to sell some of its investments sooner than it otherwise would in order to honor redemptions;

      o increase brokerage commissions and other portfolio transaction expenses if securities are constantly being bought and sold by a Fund as assets move in or out;

      o     dilute the value of Fund shares held by long-term shareholders.

The Funds and Old Mutual Capital, Inc., the Fund's investment adviser, and certain of its affiliates ("Old Mutual Capital") or their agents will not knowingly permit investors to excessively trade the Funds, although no guarantees can be made that we will be able to identify and restrict all such trading in the Funds. Purchase and sale orders may be received through Financial Intermediaries and Old Mutual Capital and its agents cannot always know or reasonably detect short-term trading through these Financial Intermediaries or through the use of omnibus accounts by these Intermediaries.

To minimize harm to the Funds and their shareholders, we reserve the right to reject any purchase order, including exchange purchases, for any reason without prior notice.

Funds that invest in overseas markets are subject to the risk of time-zone arbitrage, which attempts to take advantage of time zone differences in various countries. Time-zone arbitrage is a form of market-timing. The Board has adopted and Old Mutual Capital and its agents have implemented the following tools to discourage short-term trading in the Funds, including time-zone arbitrage:

      o     shareholder trade activity monitoring;

      o     trading guidelines;

      o     a redemption fee on certain trades in a Fund; and

      o selective use of fair value pricing, including daily fair valuation of foreign securities outside of the Western Hemisphere.

Each of these tools is described in more detail below. Although they are designed to discourage short-term trading, none of these tools alone nor all of them taken together, can eliminate the possibility that short-term trading activity in a Fund will occur. Moreover, each of these tools other than the redemption fee, involves judgments that are inherently subjective. Old Mutual Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests. For purposes of applying these tools, Old Mutual Capital and its agents may consider an investor's trading history in a Fund, other series of the Trust, and accounts under common ownership, influence, or control. Old Mutual Capital and the Funds may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.


Trade Activity Monitoring


Old Mutual Capital and its agents monitor selected trades based on a shareholder's trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring Old Mutual Capital or one of its agents determines that a shareholder has engaged in short-term trading, it will (i) advise the shareholder or use its best efforts to work with the Financial Intermediary that holds the account to inform the shareholder that he or she must stop such activities, and (ii) use its best efforts to refuse to process purchases or exchanges in the shareholder's account. Determining whether a shareholder has engaged in short-term trading involves judgments that are inherently subjective. In making such judgments, Old Mutual Capital and its agents seek to act in a manner that they believe is consistent with the best interests of long-term Fund shareholders.

The ability of Old Mutual Capital and its agents to monitor trades that are placed by the underlying shareholders of Financial Intermediaries is limited. Financial Intermediaries often maintain the underlying shareholder accounts and do not disclose individual shareholder transaction information. Old Mutual Capital and its agents generally rely on the cooperation, willingness, ability, and rights of Financial Intermediaries to monitor trading activity in omnibus accounts and enforce the Funds' short-term trading policy on shareholders in such accounts. There is no assurance that the Financial Intermediaries will in all instances cooperate with Old Mutual Capital and its agents in monitoring trading activity or enforcing the excessive short-term trading policy. Old Mutual Capital and its agents, however, will attempt to apply the excessive short-term trading policy uniformly to all Financial Intermediaries.


Trading Guidelines


If a shareholder exceeds four exchanges out of a Fund per calendar year, or if a Fund, Old Mutual Capital, or one of its agents, determines that a shareholder's short-term trading activity is detrimental to Fund shareholders (regardless of whether or not the activity exceeds these guidelines), the Fund will not knowingly accept any additional purchase and exchange orders from such shareholder. The Funds and Old Mutual Capital and its agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not short-term trading activity, for legitimate trading purposes, and consistent with the best interests of long-term shareholders. The movement out of (redemption) or into (purchase) any series of the Trust and the simultaneous purchase and redemption of another series of the Trust is considered a single exchange. A Fund may permit exceptions to the four exchange limit for wrap accounts that can demonstrate they are following a bona fide long-term asset allocation program.

Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for purposes of this policy and may be rejected in whole or in part. Transactions accepted by a Financial Intermediary in violation of our short-term trading policy are not deemed accepted by a Fund and may be cancelled or revoked by the Financial Intermediary. Old Mutual Capital may also suspend or terminate a shareholder's exchange privileges if a shareholder engages in a disruptive pattern of exchanges. Old Mutual Capital and the Funds also reserve the right to delay delivery of redemption proceeds for up to 7 days; or to honor certain redemptions with securities, rather than cash.


Redemption/Exchange Fee


A Fund (except in those cases noted below) will impose a 2.00% redemption/exchange fee on total redemption proceeds before applicable deferred sales charges of any shareholder redeeming shares, including redemption by exchange, of the Fund within 10 calendar days of purchase. A Fund will impose a redemption fee to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of a Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first. A Fund will retain the fee for the benefit of the remaining shareholders.

The Funds charge the redemption/exchange fee to discourage market -timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements, to help minimize the impact the redemption or exchange may have on the performance of a Fund, to facilitate Fund management, and to offset certain transaction costs and other expenses a Fund incurs because of the redemption or exchange.

The Funds will not charge the 2.00% redemption fee on transactions involving the following:

      1. total or partial redemptions of shares by omnibus accounts maintained by Financial Intermediaries such as broker -dealers and retirement plans and their service providers that do not have the systematic capability to process the redemption fees;

      2. total or partial redemptions of shares by omnibus accounts maintained by Financial Intermediaries such as broker -dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with a Fund to waive or not to impose redemption fees;

      3. total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with a Fund or a Financial Intermediary;

      4. redemptions of shares from employer-sponsored retirement plans, such as 401(k) plans, which are made in connection with the withdrawal of an entire plan from a Fund;

      5. redemptions initiated to pay an asset-based fee charged to customers of certain fee-based or wrap programs; or

      6.    redemptions initiated by a Fund, as permitted in this Prospectus.

The Funds' goal is to apply the redemption fee to all shares of a Fund regardless of the type of account through which the shares are held. That goal is not immediately achievable primarily because of systems limitations of certain intermediaries and preexisting contrary legal covenants and agreements with intermediaries. The Funds will use their best efforts to encourage Financial Intermediaries that maintain omnibus accounts that are currently unable to support a redemption fee to modify their computer systems to do so and will attempt to renegotiate legal covenants and agreements with Financial Intermediaries that currently prohibit the imposition of such a fee. There is no guarantee that the Funds will be successful in those efforts.

Fair Value Pricing

As discussed above, the Trust has adopted fair value pricing procedures, including the daily fair valuation of certain foreign securities. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to long-term shareholders.


VALUING PORTFOLIO SECURITIES


Each Fund prices its investments for which market quotations are readily available at market value. Short-term investments are priced at amortized cost, which approximates market value. All other investments are priced at fair value as determined in good faith by the Board. See "Fair Value Pricing" above. If a Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the NYSE, the price of a Fund's shares may change on days when its shares are not available for purchase or sale.


SUITABILITY FOR INVESTORS


The Institutional Class shares of each Fund are intended for use by institutional investors. Institutional Class shares are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust companies investing for their own account, entities acting for the account of the general public (e.g., Taft-Hartley funds, estates, cities or government agencies), defined benefit plans, endowments, foundations and defined contribution plans offered pursuant to Internal Revenue Code Sections 401, 457, 403(a), or 403(b) or (c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization). For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $25 million, there is no minimum initial investment requirement; otherwise the minimum initial investment requirement for a defined contribution plan is $10 million. There is no minimum initial investment requirement for defined benefit plans. The minimum initial investment requirement for all other investors for which the Institutional Class is available is $1 million. The Funds reserve the right to change the investment criteria for Institutional Class shares.


The Institutional Class shares are designed to be convenient and economical vehicles in which institutions can invest in a portfolio of equity securities. An investment in the Funds may relieve the institution of many of the investment and administrative burdens encountered when investing in equity securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities and portfolio recordkeeping.


Class Z shares are available for purchase or exchange only for those Class Z shareholders of the Funds (or other series of the Trust) who acquired their Class Z shares through a reorganization of another mutual fund into a series of the Trust.


BUYING SHARES


You may purchase Class Z or Institutional Class shares of the Funds directly through the Fund's transfer agent. The price per share you will pay to invest in a Fund is its NAV per share next calculated after the transfer agent or other authorized representative accepts your order.

You may also purchase Class Z or Institutional Class shares of the Funds through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to a Fund's NAV per share.

Minimum Investments -- Institutional Class Shares


Minimum Investments                                                     Initial                  Additional
--------------------------------------------------------------- ------------------------- --------------------------
Defined Benefit Plans or Platform Sponsors for Defined                 no minimum                no minimum
Contribution Plans

Banks acting in a fiduciary or similar capacity, Collective            $1 million                no minimum
and Common Trust Funds, Banks and Broker-Dealers acting for
their own account or Foundations and Endowments




                                       55

Minimum Investments                                                     Initial                  Additional
--------------------------------------------------------------- ------------------------- --------------------------
Defined Contribution Plans                                            $10 million                no minimum
(Corporate, Non-profit or Governmental)



Minimum Investments -- Class Z Shares

Concepts to understand

Traditional IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA: an IRA funded by a working spouse in the name of a nonworking spouse.

Roth IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

Coverdell Education Savings Accounts: a savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

For more complete IRA information, individuals should call 888.744.5050 or a tax professional and investment professionals should call 888.772.2888 or a tax professional.

Minimum Investments                           Initial        Additional

------------------------------------------------------------ ------------------

Regular accounts                              $ 2,500        no minimum
Uniform Gifts/Transfer to Minor Accounts      $   500        no minimum
Traditional IRAs                              $ 2,000        no minimum
Roth IRAs                                     $ 2,000        no minimum
Coverdell Education Savings Accounts          $   500        no minimum



SELLING SHARES

You may sell your shares at NAV per share any day the New York Stock Exchange is open for business. Sale orders received by the Fund's transfer agent or other authorized representatives by 4:00 p.m. Eastern time will be priced at the Fund's next calculated NAV per share. The Fund generally sends payment for your shares the business day after your order is received in good order. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase.

GENERAL POLICIES

      o     IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT:
            Each Fund is required by federal law to obtain, verify, and record information that identifies each person who opens a new account. If you do not provide this information, we may not be able to open your account. Each Fund reserves the right to close your account or take such other action deemed appropriate if it is unable to verify your identity.

      o     Each Fund may reject or suspend acceptance of purchase orders.

      o Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the aggregate net asset value of the Fund in any 90-day period.

      o When placing a purchase, sale, or exchange order through an authorized representative, it is the representative's responsibility to promptly transmit your order to the Fund's transfer agent so that you may receive that same day's NAV per share.

      o SEI Trust Company, the custodian for Traditional, Roth and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.

      o Because of the relatively high cost of maintaining smaller accounts, each Fund charges an annual fee of $12 if your account balance drops below the minimum investment amount because of redemptions. Each Fund will provide notice of the imposition of this fee; each Fund will not impose this fee if you purchase additional shares during the notice period to meet the minimum investment amount. Minimum investment amounts are identified in the table above. For non-retirement accounts, each Fund may, upon prior notice, close your account and send you the proceeds if your account balance remains below the minimum investment amount for over 60 days due to your redeeming or exchanging out of the Fund.

      o To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of a Fund. Call your broker-dealer or financial advisor if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or financial advisor.


Exchanges Between Funds


You may exchange some or all of a Class of a Fund for the same Class of another Fund that offers such Class of shares. Class Z shares and Institutional Class shares of a Fund may not be exchanged for any other Class of shares.

If a shareholder exceeds four exchanges out of a Fund per calendar year, or if a Fund, the Advisor or one of its agents determines, in its sole discretion, that a shareholder's short-term trading activity is excessive, the determining party or the Fund may, in its discretion, reject any additional purchase and exchange orders. In addition, short-term exchanges may be subject to a redemption fee. See "Policy Regarding Short-Term or Excessive Trading" on page ____ for details of the Trust's trading guidelines and redemption fee.


Systematic Withdrawal Plan

Permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account.

      o Consult your broker, dealer or financial intermediary regarding how to establish this feature.


Note:  You must maintain a minimum account balance of $5,000 or more.

DISTRIBUTION AND TAXES


Each Fund pays shareholders dividends from its net investment income and distributions from its net realized capital gains, if available. With respect to the Old Mutual Asset Allocation Moderate Growth and Old Mutual Asset Allocation Growth Portfolios, net investment income and distributions from capital gains are paid annually. With respect to the Old Mutual Asset Allocation Conservative and Old Mutual Asset Allocation Balanced Portfolios, net investment income is paid quarterly and distributions from capital gains are paid annually. Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or Automated Clearing House transfer.


Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are generally taxed at the ordinary income rate. However, distributions of qualified dividend income and long-term capital gains are taxable to individuals and other non-corporate taxpayers at lower rates. The current qualified dividend income and long-term capital gains tax rates are provided in the table below.


A sale or exchange of shares of a Fund, including pursuant to a systematic withdrawal plan, may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (1) short-term capital gains will apply if you sell or exchange shares of the Fund within one year after buying them; (2) long-term capital gains will apply to shares of Funds sold or exchanged after one year. The table below describes the tax rates for each.


Taxes on Transactions

The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Tax Rates Applicable to Sales, Exchanges and Distributions to Individuals and Other Non-Corporate Shareholders

                                              Tax rate for 15% bracket and   Tax rate for brackets higher
           Type of Income                     lower                          than 15%
           ---------------------------------- ------------------------------ ------------------------------

           Dividends Generally                Ordinary income rate           Ordinary income rate

           Qualified Dividends                5%                             15%

           Short-term Capital Gains           Ordinary income rate           Ordinary income rate

           Long-term Capital Gains            5%                             15%


DISTRIBUTION ARRANGEMENTS


Old Mutual Advisor Funds has four classes of shares, of which Institutional Class and Class Z shares are offered by this Prospectus. Each Class has the same rights and privileges as the other share classes of the Fund, except that (i) each Class is subject to different sales charges (loads); (ii) each class is subject to different distribution fees, which, if applicable, are paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940 ("Rule 12b-1"); (iii) each class may be subject to different service fees, which, if applicable, are paid pursuant to a Service Plan that may or may not be adopted under Rule 12b-1; (iv) exchanges are not permitted between the various share classes but only among the same class; and (v) each class has exclusive voting rights with respect to matters affecting only that class. Institutional Class and Class Z shares are not subject to sales charges or fees paid under Rule 12b-1.

REVENUE SHARING

Payments by Old Mutual Investment Partners or its Affiliates

Financial intermediaries through which you purchase your shares may include financial planners or financial advisors, brokers, dealers, banks, registered investment advisors, and 401(k) or other retirement plan administrators. The Distributor or one or more of its corporate affiliates may, from time to time, make payments from its own resources to these financial intermediaries. These "revenue sharing" payments are made in exchange for certain services provided by the intermediary, such as placing the Trust and its Funds on the intermediary's sales system or placing the Trust and its Funds on the intermediary's preferred or recommended list. The Distributor may also pay intermediaries for administrative or recordkeeping support services and/or marketing support. Administrative and recordkeeping support services may include transaction processing or account maintenance activities (such as processing purchases, redemptions, or exchanges or producing customer account statements or tax statements) sub-accounting services, answering shareholder inquiries relating to the Trust and its Funds, delivering proxy statements, annual reports, updated prospectuses and other communications, and other recordkeeping services relating to investments in the Funds. Marketing support payments include payments for conferences and seminars, investor and dealer--sponsored events, educating sales personnel of the intermediary, placement on sales lists and access (in some cases on a preferential basis over competitors of the Trust) to sales meetings and salespeople of the intermediary. In addition, intermediaries may receive non-cash compensation, such as promotional merchandise bearing the Trust's logo.

From time to time, the Distributor may also pay "networking fees" to broker-dealers who process fund transactions through an automated mutual fund clearinghouse, which reduces the Trust's costs in processing shareholder transactions. These networking fees compensate the broker for its expenses in processing transactions through the clearinghouse. The Trust may pay a portion of the total networking fees paid to a broker.

The Distributor or its affiliates may compensate financial intermediaries differently depending on the nature and extent of the services they provide. Intermediaries may earn profits on these payments, since the amount of the payment may exceed their cost in providing the service. Certain of these payments are subject to limitations under applicable law.

The Distributor may also make non-service, compensation related payments, at its expense, to dealers or other financial intermediaries at an annual rate specified in writing by the Distributor. These payments generally represent a percentage of a qualifying dealer's or intermediary's sales and/or the value of Fund shares within a qualifying dealer's or intermediary's client accounts.

The Distributor is motivated to make these payments since, in certain circumstances, they promote the sale of Fund shares and the retention of those investments by clients of the intermediary. The Advisor may also benefit from the Distributor's activity through increased advisory fees resulting from additional assets acquired through sale of Fund shares through such intermediaries.

Payments by Old Mutual Advisor Funds

Like the Distributor, the Trust may, from time to time, make payments to intermediaries that provide administrative or recordkeeping support services, as described above. From time to time, the Trust may also pay networking fees to brokers, up to certain limits.

You can find further details in the SAI about these payments and the services provided in return by intermediaries. You can speak to your financial intermediary for more information about the payments made by the Distributor or the Trust to such intermediary. In certain cases, the payments could be significant and may cause a conflict of interest for your intermediary.

                                                            Financial Highlights




[To be added by amendment.]

                                                            For More Information
Old Mutual Advisor Funds
For investors who want more information about the Funds, the following documents are available free upon request:

Statement of Additional Information (SAI)
Provides more information about the Funds and is incorporated into this Prospectus by reference.

Annual/Semi-Annual Reports

Provide financial and performance information about the Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year or half-year.


To obtain the SAI, Annual/Semi-Annual Reports or other information and for shareholder inquiries, contact your broker, dealer or financial advisor or call the Funds toll-free at 888.744.5050.

Reports and other information about Old Mutual Advisor Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about Old Mutual Advisor Funds are also available on the EDGAR database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.


A description of the guidelines that the Funds or the Funds' investment adviser/sub-advisers use to vote proxies relating to portfolio securities is available without charge (i) upon request, by calling 888.744.5050, and (ii) on the SEC's website at http://www.sec.gov; and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period will be available without charge (1) on the Old Mutual Advisor Funds' website at http://www.OldMutualCapital.com, (2) by calling 888.744.5050, and (3) on the SEC's website at http://www.sec.gov . Old Mutual Advisor Funds has adopted a Code of Ethical Conduct pursuant to section 406 of the Sarbanes-Oxley Act. You may obtain a copy of this Code of Ethical Conduct upon request by calling 888.744.5050 or by visiting the Old Mutual Advisor Funds' website at http://www.OldMutualCapital.com.

Investment Advisor

Old Mutual Capital, Inc.
4643 South Ulster Street, Suite 600
Denver, CO 80237

Distributor
Old Mutual Investment Partners
4643 South Ulster Street, Suite 600
Denver, CO 80237


Website: www.OldMutualCapital.com
Shareholder Services:      888.744.5050
Investment Professionals:  888.772.2888


SEC file number
811-21587


OMAF-PRO_____

                     STATEMENT OF ADDITIONAL INFORMATION

                          DATED NOVEMBER 28, 2005


                                    Trust:
                           OLD MUTUAL ADVISOR FUNDS

                                    Funds:

             OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO
               OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO
            OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO
                OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO


                                   Classes:

                        CLASS A, CLASS C, CLASS Z AND

                             INSTITUTIONAL CLASS


                            Investment Advisor:

                           OLD MUTUAL CAPITAL, INC.


This Statement of Additional Information is not a Prospectus. It is intended to provide additional information regarding the activities and operations of Old Mutual Advisor Funds (the "Trust") and the Class A, Class C, Class Z and Institutional Class shares of the Funds named above. It should be read in conjunction with the current Prospectus for the Class A and Class C shares of the Funds or the Prospectus for the Class Z and Institutional Class shares of the Funds, as the case may be. Each Prospectus dated November 28, 2005 may be obtained without charge by calling 888-744-5050.

The Funds' audited financial statements for the fiscal period from commencement of operations (September 24, 2004) to July 31, 2005 are incorporated in this SAI by reference to the Funds' 2005 annual report to shareholders (File No. 811-21587). You may obtain a copy of the Funds' latest annual report at no charge by calling the phone number noted above.


                              Table of Contents

                                                                          Page


THE TRUST...................................................................1
DESCRIPTION OF PERMITTED INVESTMENTS........................................2
INVESTMENT LIMITATIONS.....................................................26
FUND TURNOVER..............................................................29
PORTFOLIO HOLDINGS DISCLOSURE POLICY.......................................29
TRUSTEES AND OFFICERS OF THE TRUST.........................................30
5% AND 25% SHAREHOLDERS....................................................36
THE ADVISOR................................................................38
THE SUB-ADVISORS...........................................................42
THE DISTRIBUTOR............................................................70
THE ADMINISTRATOR AND SUB-ADMINISTRATOR....................................72
OTHER SERVICE PROVIDERS....................................................73
FUND TRANSACTIONS..........................................................74
DESCRIPTION OF SHARES......................................................76
VOTING RIGHTS..............................................................76
PURCHASES, REDEMPTIONS AND PRICING OF SHARES...............................77
DETERMINATION OF NET ASSET VALUE...........................................89

TAXES .....................................................................90
FINANCIAL STATEMENTS.......................................................98
CREDIT RATINGS............................................................A-1
PROXY VOTING POLICIES.....................................................B-1

THE TRUST

The Trust is an open-end management investment company which was created as a Delaware statutory trust on May 26, 2004 under the name Old Mutual Advisor Funds. The Trust commenced business shortly thereafter as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").


The Trust currently offers five series portfolios, four of which, the Old Mutual Asset Allocation Conservative Portfolio (the "Conservative Fund"), the Old Mutual Asset Allocation Balanced Portfolio (the "Balanced Fund"), the
Old Mutual Asset Allocation Moderate Growth Portfolio (the "Moderate Growth Fund") and the Old Mutual Asset Allocation Growth Portfolio (the "Growth Fund") (each a "Fund" and collectively the "Funds") are described in this Statement of Additional Information. The fifth series portfolio, the Old Mutual Copper Rock Emerging Growth Fund, is described in a separate Statement of Additional Information dated August 1, 2005, as may be revised from time to time.

Shareholders may purchase shares of the Funds through four separate classes, Class A, Class C, Class Z and Institutional Class shares. Each Class has the same voting rights and privileges as the other share Classes of the Fund, except that (i) each Class is subject to different sales charges (loads);
(ii) each Class is subject to different distribution fees, which, if applicable, are paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act; (iii) each Class may be subject to different service fees, which, if applicable, are paid pursuant to a Service Plan that may or may not be adopted under Rule 12b-1 of the 1940 Act; (iv) exchanges are not permitted between the various share Classes but only among the same class; and (v) each Class has exclusive voting rights with respect to matters affecting only that Class. Except for these differences, each Class share of each Fund represents an equal proportionate interest in that Fund. See "Description of Shares." No investment in shares of a Fund should be made without first reading the Fund's Prospectus. Capitalized terms not defined in this SAI are defined in a Prospectus offering shares of the Funds.


Each Fund will allocate its assets among equity (large, mid- or small cap), fixed income (long, intermediate or short term), or money market securities in accordance with that Fund's investment strategy. Old Mutual Capital, Inc. (the "Adviser") serves as the investment adviser to each Fund. The Adviser selects and recommends, subject to the approval of the Board of Trustees, one or more sub-advisers to manage each Fund's investment portfolio (each a "Sub-Adviser"). The Sub-Advisers each have a specialized investment strategy or strategies focused on one or more specific class of securities. Based upon these specialized strategies and the Adviser's assessment of market conditions, the Adviser will allocate and, from time to time, re-allocate portions of the assets of each Fund to individual Sub-Advisers for management. The Adviser has engaged Ibbotson Associates Advisors, LLC to provide recommendations as to asset allocations among the Sub-Advisers within each Fund.

The Adviser will effect its allocations by directing new investments in a Fund to particular Sub-Advisers, through redemption proceeds payable by a Fund, or by reallocating assets from one Sub-Adviser to another. The allocation process may result in certain Sub-Advisers managing significant portions of the Funds assets or none at all depending upon the Adviser's determination of the appropriate allocation structure for the Fund. Each Sub-Adviser (other than Ibbotson) operates and invests independent of the other Sub-Advisers and, therefore, there may be overlap in the securities held under more than one Sub-Adviser managed portion of a Fund's assets. There may also be circumstances where one Sub-Adviser is acquiring securities while another Sub-Adviser is disposing of the same securities.

The table below sets forth the Sub-Advisers and the asset class or classes for which they may sub-advise.

--------------------------------------------------------------------------------
                  Sub-Adviser.                             Asset Class
--------------------------------------------------------------------------------
Ibbotson Associates Advisors, LLC ("Ibbotson")                  *
--------------------------------------------------------------------------------

Acadian Asset Management, Inc. ("Acadian")       International Large Cap Equity

--------------------------------------------------------------------------------
Analytic Investors, Inc. ("Analytic")            U.S. Large Cap Blend
--------------------------------------------------------------------------------
Barrow, Hanley, Mewhinney & Strauss, Inc.        U.S. Intermediate-Term Fixed
("Barrow, Hanley")                               Income
                                                 U.S. Core Fixed Income
                                                 U.S. Large Cap Value
                                                 U.S. Mid Cap Value
                                                 U.S. Small Cap Value
--------------------------------------------------------------------------------
Clay Finlay Inc. ("Clay Finlay")                 International Large Cap Equity
                                                 Emerging Markets Equity
--------------------------------------------------------------------------------
Dwight Asset Management Company ("Dwight")       Cash Management
                                                 U.S. Intermediate Fixed Income
                                                 U.S. Core Fixed Income
                                                 U.S. High Yield Fixed Income
--------------------------------------------------------------------------------
Heitman Real Estate Securities LLC ("Heitman")   REITs
--------------------------------------------------------------------------------
Liberty Ridge Capital, Inc. (formerly Pilgrim    U.S. Large Cap Growth
Baxter & Associates, Ltd., "Liberty Ridge        U.S. Mid Cap Equity
Capital")                                        U.S. Mid Cap Growth

                                                 U.S. Small Cap Growth
                                                 All Cap Blend
                                                 U.S. Small Cap Blend

--------------------------------------------------------------------------------
Provident Investment Counsel ("Provident")       U.S. Large Cap Growth
                                                 U.S. Mid Cap Growth
--------------------------------------------------------------------------------

Rogge Global Partners PLC ("Rogge")              International Bond
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
Thompson, Siegel & Walmsley, Inc. ("TS&W")       U.S. Large Cap Value
                                                 U.S. All Cap Value
                                                 U.S. Mid Cap Value
                                                 U.S. Small/Mid Cap Value
                                                 U.S. Small Cap Value
--------------------------------------------------------------------------------
* Ibbotson will not manage any assets for the Funds. Rather, the Adviser has retained Ibbotson to serve as a strategic asset allocation consultant.
In this capacity, Ibbotson will develop asset allocation models pursuant to which the Adviser will make allocation decisions in respect of the other Sub-Advisers.

DESCRIPTION OF PERMITTED INVESTMENTS

EQUITY SECURITIES

Common Stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the board of directors of the issuing company.

Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are not always entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

General Risks of Investing in Stocks. While investing in stocks allows shareholders to participate in the benefits of owning a company, such shareholders must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred shareholders, followed by common shareholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Shareholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

      o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

      o Factors affecting an entire industry, such as increases in production costs; and

      o Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.


INTERESTS IN PUBLICLY TRADED LIMITED PARTNERSHIPS.

Interests in publicly traded limited partnerships (limited partnership interests or units) represent equity interests in the assets and earnings of the partnership's trade or business. Unlike common stock in a corporation, limited partnership interests have limited or no voting rights. However, many of the risks of investing in common stocks are still applicable to investments in limited partnership interests . See "Description of Permitted Investments - General Risks of Investing in Stocks." In addition, limited partnership interests are subject to risks not present in common stock.
Also, since publicly traded limited partnerships are a less common form of organizational structure than corporations, the limited partnership units may be less liquid than publicly traded common stock. Also, because of the difference in organizational structure, the fair value of limited partnership units in a Fund's portfolio may be based either upon the current market price of such units, or if there is no current market price, upon the pro rata value of the underlying assets of the partnership. Limited partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general partnership giving rise to broader liability exposure to the limited partners for activities of the partnership. Further, the general partners of a limited partnership may be able to significantly change the business or asset structure of a limited partnership without the limited partners having any ability to disapprove any such changes. In certain limited partnerships, limited partners may also be required to return distributions previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.


DERIVATIVES

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an interest rate or a market benchmark. A Fund may use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. A Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, a Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of a Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. To the extent that derivatives involve leveraging a Fund's assets, the Fund will segregate assets with its custodian to cover the leveraged position, consistent with the rules and interpretations of the Securities and Exchange Commission ("SEC") and its staff.

FUTURES CONTRACTS

A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC"). Under exemptive regulations adopted by the CFTC, the Funds will not be registered with, or regulated by the CFTC as a commodity pool operator. In connection with this exclusion, the Funds are subject to CFTC special calls for information.

No purchase price is paid or received when the contract is entered into. Instead, a Fund upon entering into a futures contract (and to maintain that Fund's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs. In addition, in portfolios investing in fixed income securities, a futures contract may be used to modify the duration of the portfolio or particular securities in the portfolio.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the affected Fund. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." A Fund expects to earn interest income on its initial and variation margin deposits.

A Fund will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to that Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

SECURITIES INDEX FUTURES CONTRACTS. Purchases or sales of securities index futures contracts may be used in an attempt to protect a Fund's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, a Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS. In instances involving the purchase of futures contracts by a Fund, an amount of cash or other liquid assets, equal to the notional value of such futures contracts (less any related margin deposits), will be deposited in a segregated account with its custodian. In instances involving the sale of futures or index futures contracts, the Fund will at all times cover such contracts by maintaining securities underlying such futures contracts, options to acquire offsetting futures contracts, liquid assets, and/or securities the price changes of which are, in the opinion of its Adviser or Sub-Advisers expected to replicate substantially the movement of such futures or index futures contract.

For information concerning the risks associated with utilizing futures contracts, please see "Risks of Transactions in Futures Contracts Options" below.

OPTIONS

Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period, and obligates the other party to the contract to buy or sell such security at the stated price during the option period. The types of options transactions that each Fund may utilize are discussed below.

WRITING CALL OPTIONS. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

A Fund will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Fund will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which a Fund owns securities not subject to a call option, a Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Fund may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." A Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Fund. When an underlying security is sold from a Fund's securities portfolio, that Fund will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

WRITING PUT OPTIONS. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Fund when it writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, or other liquid obligations having a value equal to or greater than the exercise price of the option.

A Fund may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by such Fund, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Fund receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.


PURCHASING PUT AND CALL OPTIONS. A Fund may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Fund will continue to receive interest or dividend income on the security. A Fund may also purchase call options on securities to protect against substantial increases in prices of securities that the Fund intends to purchase pending its ability to invest in an orderly manner in those securities. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.


SECURITIES INDEX OPTIONS. A Fund may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities it intends to purchase. A
Fund will only write "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Fund is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser or Sub-Advisers, expected to replicate substantially the movement of the index or indexes upon which the options written by the Fund are based. A put on a securities index written by a Fund will be considered covered if, so long as it is obligated as the writer of the put, the Fund segregates with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier." A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

OPTIONS ON FUTURES. An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. A Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. A Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

A Fund will "cover" any options it writes on futures contracts by, for example, segregating cash or liquid securities with the Fund's custodian and marking to market daily an amount sufficient to cover the futures contract.

COMBINED POSITIONS. A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

OVER-THE-COUNTER OPTIONS. A Fund may enter into contracts to write over-the-counter options with primary dealers. The Funds have established standards of creditworthiness for these primary dealers, although the Funds may still be subject to the risk that firms participating in these transactions will fail to meet their obligations.

As with written exchange-traded options, a Fund must segregate liquid assets to cover its exposure under written over-the-counter options, and the segregated assets must be marked to market daily. A Fund must treat its entire exposure under a contract as illiquid unless the contract provides that the Fund has the absolute right to repurchase the written option at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Fund for writing the option, plus the amount, if any, that the option is "in-the-money" (i.e., the amount by which the price of the option exceeds the exercise price). The formula will similarly take into account whether the option is "out-of-the-money." If a contract gives a Fund an absolute right to repurchase the written option at a pre-established formula price, the Fund would treat as illiquid only securities equal in amount to the formula price less the amount by which the option is "in-the-money."

For information concerning the risks associated with utilizing options and futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS

Certain of the Sub-Advisers may invest in futures contracts and options only for hedging purposes, while other Sub-Advisers may make such investments for speculative purposes, which may involve a much higher degree of risk.

FUTURES. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage and may be considered speculative. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out.

Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments that are the subject of the hedge. The Adviser or Sub-Advisers will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Fund's underlying instruments sought to be hedged.

Successful use of futures contracts by a Fund for hedging purposes is also subject to the Fund's ability to correctly predict movements in the direction of the market. It is possible that, when a Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in that Fund's portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade, which provides the market for such futures. Although each Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, an affected Fund would continue to be required to make daily cash payments of variation margin.

However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts. Further, the counterparty to a futures contract could default.

OPTIONS. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange. There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Fund is unable to effect a closing purchase transaction, that Fund will not sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. A Fund will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.


The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by a Fund in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

An exchange may establish limitations governing the maximum number of calls and puts in each class (whether or not covered) which may be written by a single investor or group of investors acting in concert (regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). It is possible that one or more of the Funds and clients advised by the Advisor or the Sub-Advisers may constitute such a group. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may limit the number of options that a Fund can write on a particular security.


SWAPS, CAPS, COLLARS AND FLOORS

Swap Agreements

A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the affected Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund's gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

Equity Swaps. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

Interest Rate Swaps. Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

Currency Swaps. A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Caps, Collars and Floors

Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

INVESTMENT COMPANY SHARES

A Fund may invest in shares of other investment companies (such as Standard & Poor's Depository Receipts - "SPDRs" and other exchange traded funds such as iShares). Since such mutual funds pay management fees and other expenses, shareholders of a Fund would indirectly pay both Fund expenses and the expenses of underlying funds with respect to Fund assets invested therein. Applicable regulations prohibit a Fund from acquiring the securities of other investment companies that are not "part of the same group of investment companies" if, as a result of such acquisition; (i) the Fund owns more than 3% of the total voting stock of the company; (ii) more than 5% of the Fund's total assets are invested in securities of any one investment company; or
(iii) more than 10% of the total assets of the Fund are invested in securities (other than treasury stock) issued by all investment companies.

ILLIQUID INVESTMENTS

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Adviser or Sub-Advisers determine the liquidity of the each Fund's investments and, through reports from the Adviser or Sub-Advisers, the Board monitors investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Adviser or Sub-Advisers may consider various factors including: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the market place for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by a Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage backed securities. Also, the Adviser or Sub-Advisers may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments, and swap agreements to be illiquid. However, with respect to over-the-counter options a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If, through a change in values, net assets or other circumstances, a Fund was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

RESTRICTED SECURITIES

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the "1933 Act"), or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. Moreover, investing in Rule 144A securities (i.e., securities that qualify for resale under Rule 144A under the 1933 Act) would have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Also, restricted securities may be difficult to value because market quotations may not be readily available. A Fund limits the amount of total assets it invests in restricted securities to 15%. Restricted securities do not include Rule 144A securities that are determined by the Adviser or Sub-Advisers to be liquid.

FOREIGN CURRENCY TRANSACTIONS

A Fund may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Fund may use currency forward contracts (often three month contracts) to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Funds.

In connection with purchases and sales of securities denominated in foreign currencies, a Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Adviser or the Sub-Advisers may enter into settlement hedges in the normal course of managing a Fund's foreign investments. A Fund may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser or the applicable Sub-Adviser.

A Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling
- for example, by entering into a forward contract to sell euros in return for U.S. dollars. This type of hedge, sometimes referred to as a

"proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.


Under certain conditions, guidelines of the SEC require mutual funds to set aside appropriate liquid assets in a segregated account to cover currency forward contracts. As required by SEC guidelines, each Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges and proxy hedges.

Successful use of forward currency contracts will depend on the skill of the Advisor or the applicable Sub-Advisor in analyzing and predicting currency values. Forward contracts may substantially change a Fund's investment exposure to changes in currency exchange rates, and could result in losses to a Fund if currencies do not perform as the Adviser or the applicable Sub-Adviser anticipates. For example, if a currency's value rose at a time when the Adviser or a Sub-Adviser had hedged a Fund by selling that currency in exchange for dollars, that Fund would be unable to participate in the currency's appreciation. If the Adviser or a Sub-Adviser hedges a Fund's currency exposure through proxy hedges, that Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser or a Sub-Adviser increases a Fund's exposure to a foreign currency and that currency's value declines, that Fund will realize a loss. There is no assurance that the use of forward currency contracts by the Adviser or the Sub-Advisers will be advantageous to a Fund or that it will hedge at an appropriate time.


Acadian generally limits the use of forward foreign currency contracts to 50% of a strategy's value. Rogge may invest up to 25% or greater of an investment strategy's assets in foreign currency contracts. Clay Finlay may enter into spot foreign exchange contracts to cover pending trades in an investment strategy or for other purposes.


AMERICAN DEPOSITARY RECEIPTS ("ADRs"), EUROPEAN DEPOSITARY RECEIPTS ("EDRs") AND GLOBAL DEPOSITARY RECEIPTS ("GDRs")


ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary.
EDRs are receipts issued by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign securities. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

SHORT-TERM INVESTMENTS

To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

BANK OBLIGATIONS

A Fund will only invest in a security issued by a commercial bank if the bank:

      o has total assets of at least $1 billion, or the equivalent in other currencies; and

      o is either a U.S. bank and a member of the Federal Deposit Insurance Corporation; or


      o is a foreign branch of a U.S. bank and the Advisor or applicable Sub-Adviser believes the security is of an investment quality comparable with other debt securities that the Fund may purchase.


BANKERS' ACCEPTANCE

A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATE OF DEPOSIT

A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. However, certificates of deposit generally carry penalties for early withdrawal and may, under certain circumstances, be considered illiquid.

COMMERCIAL PAPER

The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

DEMAND INSTRUMENTS

Certain instruments may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

TIME DEPOSIT

A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. GOVERNMENT SECURITIES

Certain federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the U.S. government to supervise and finance certain types of activities. Securities issued by these agencies, while not direct obligations of the U.S. government, are either backed by the full faith and credit of the U.S. (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The securities issued by other agencies are supported only by the credit of the instrumentality (e.g., Tennessee Valley Authority securities).

Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private shareholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

Bills, notes and bonds issued by the U.S. government and backed by the full faith and credit of the United States.

Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). Under the STRIPS program, a Fund will be able to have its beneficial ownership of securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the securities that the Treasury sells itself. Other facilities are available to facilitate the transfer of ownership of non-Treasury securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on such securities through a book-entry record-keeping system.

CORPORATE BONDS


Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases, and expansion. In return for the money loaned to the corporation by shareholders, the corporation promises to pay shareholders interest, and repay the principal amount of the bond or note.


CONVERTIBLE SECURITIES

Securities such as rights, bonds, notes and preferred stocks that are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

A synthetic convertible security is a combination investment in which a Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords a shareholder the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics and other factors. Because a Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with that Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss. The market price of the option component generally reflects these differences in maturities, and the Adviser and Sub-Advisers take such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, a Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If a Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times will have a value at least equal to 102% of the resale price stated in the agreement. With respect to all repurchase agreements entered into by a Fund, the Fund's custodians or their agents must take possession of the underlying collateral. However, if the seller defaults, that Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

MORTGAGE-BACKED SECURITIES

Securities that include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS


Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA and FHLMC because they are not guaranteed by a government agency.


RISKS OF MORTGAGE-BACKED SECURITIES

Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause shareholders to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)


CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While CMOs may be collateralized by whole mortgage loans, CMOs are more typically collateralized by mortgage-backed securities guaranteed by GNMA, FHLMC or FNMA and their income streams.

A Real Estate Mortgage Investment Conduit ("REMIC") is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages primarily secured by interests in real property and other permitted investments.


CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

ASSET-BACKED SECURITIES

These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

A Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

RECEIPTS

Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain of the obligations purchased by a Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.
A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WARRANTS

Instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to a Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging a Fund's assets. A Fund is permitted to invest in forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes. One or more segregated accounts will be established with the Custodian, and each Fund will maintain liquid assets in such accounts in an amount at least equal in value to its commitments to purchase when-issued securities. These Funds use segregated accounts to offset leverage risk.

ZERO COUPON BONDS

These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. A Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its securities to generate sufficient cash to satisfy certain income distribution requirements.

SECURITIES LENDING

A Fund may lend a portion of its total assets to broker-dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. If a Fund lends its securities, it will follow the following guidelines:

      o the borrower must provide collateral at least equal to the market value of the securities loaned;

      o the collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. Government;

      o the borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);

      o     the Fund must be able to terminate the loan at any time;

      o the Fund must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments); and

      o the Fund must determine that the borrower is an acceptable credit risk.

            These risks are similar to the ones involved with repurchase agreements. When a Fund lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, that Fund could:

      o lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

      o     experience delays in recovering its securities.

            The Funds currently do not intend to engage in securities lending.

SHORT SALES

Description of Short Sales. A security is sold short when a Fund sells a security it does not own. To sell a security short, a Fund must borrow the security from someone else to deliver it to the buyer. That Fund then replaces the borrowed security by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the Fund repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

A Fund typically sells securities short to:


      o     take advantage of an anticipated decline in prices; or

      o     protect a profit in a security it already owns.


A Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, a Fund can profit if the price of the security declines between those dates.

To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. A Fund will incur transaction costs in effecting short sales. A Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

The broker will retain the net proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out.

Short Sales Against the Box. In addition, a Fund may engage in short sales "against the box." In a short sale against the box, a Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. A Fund will incur transaction costs to open, maintain and close short sales against the box.

Restrictions on Short Sales.  A Fund will not short sell a security if:

      o after giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets;

      o the market value of the securities of any single issuer that have been sold short by the Fund would exceed 2% of the value of the Fund's net assets; and

      o such securities would constitute more than 2% of any class of the issuer's securities.


Whenever a Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (i) the market value of the securities sold short at the time they were sold short; and
(ii) any cash or liquid securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.


FACTORS AFFECTING THE VALUE OF DEBT SECURITIES

The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

Interest Rates

The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

Prepayment Risk

This risk effects mainly mortgage-backed and asset-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. A Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of a Fund. If left unattended, drifts in the average maturity of a Fund can have the unintended effect of increasing or reducing the effective duration of the Fund, which may adversely affect the expected performance of a Fund.

Extension Risk

The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a Fund's average maturity to lengthen unexpectedly due to a drop in mortgage or other loan prepayments. This would increase the sensitivity of a Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed or asset-backed securities may be less effective than other types of debt securities as a means of "locking in" interest rates.

Credit Rating

Coupon interest is offered to shareholders of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate shareholders for taking on increased risk, issuers with lower credit ratings usually offer their shareholders a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

Changes in shareholder confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called "investment-grade" because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Adviser or Sub-Advisers may determine that it is of investment-grade. The Adviser or Sub-Advisers may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause a Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Funds currently use ratings compiled by Moody's Investor Services ("Moody's"), Standard and Poor's Ratings Services ("S&P"), and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Bond Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

The Adviser or Sub-Advisers may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time a Fund buys it. A rating agency may change its credit ratings at any time. The Adviser or Sub-Advisers monitor the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. A Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. A Fund may invest in securities of any rating.

SMALL AND MEDIUM CAPITALIZATION STOCKS

Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in each Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. Investment in small and medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid and subject to more abrupt or erratic market movements than securities of larger, more established companies.

OVER-THE-COUNTER ("OTC") MARKET

A Fund may invest in OTC stocks. In contrast to the securities exchanges, the OTC market is not a centralized facility that limits trading activity to securities of companies that initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or OTC common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which a Fund invests may not be as great as that of other securities and, if the Fund was to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

FOREIGN SECURITIES AND EMERGING MARKETS


A Fund may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability (any of which could affect U.S. investment in foreign countries) and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.


Investments in emerging markets may be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to any emerging country, there may be greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of a Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in the courts of such countries. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders of a Fund that invests in such investment funds will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.


INVESTMENTS IN TECHNOLOGY COMPANIES


A Fund may invest in equity securities of technology companies. Such securities have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Investments in technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental law and regulation or adversely affected by governmental policies.


INITIAL PUBLIC OFFERINGS ("IPO")

A Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund with a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs.
By selling shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.







SENIOR LOANS

Senior Loans generally are arranged through private negotiations between a borrower and the lenders represented in each case by one or more agents of the several lenders. Senior Loans in which a Fund may purchase interests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally Prime Rate, LIBOR, the CD rate or other base lending rates used by commercial lenders. The Senior Loans in a Fund's investment portfolio will at all times have a dollar-weighted average time until next interest rate redetermination of 180 days or less. Because of prepayment provisions, the actual remaining maturity of Senior Loans may vary substantially from the stated maturity of such loans.

STRUCTURED NOTES

A Fund may invest in structured notes, including "total rate of return swaps," with rates of return determined by reference to the total rate of return on one or more loans referenced in such notes. The rate of return on the structured note may be determined by applying a multiplier to the rate of total return on the referenced loan or loans. Application of a multiplier is comparable to the use of leverage, which magnifies the risk of loss, because a relatively small decline in the value of a referenced note could result in a relatively large loss in value. Structured notes are treated as Senior Loans.

STEP COUPON BONDS (STEPS)

A Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. With respect to each Fund, the Adviser or the applicable Sub-Advisers will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal of interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

A Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MORTGAGE DOLLAR ROLLS

A Fund may invest in mortgage dollar rolls. In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. That Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive that Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Furthermore, the transaction costs may exceed the return earned by the Fund from the transaction.

MUNICIPAL LEASE OBLIGATIONS


A Fund may invest in municipal lease obligations. Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.


INVERSE FLOATERS

A Fund may invest in inverse floaters. Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.


REAL ESTATE INVESTMENT TRUSTS ("REITS")


REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate, including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

INTER-FUND LOANS

Each Fund may lend uninvested cash up to 15% of its net assets to other current and future funds advised by the Adviser or an affiliate of the Adviser as well as to portfolios of other registered investment companies whose investment adviser is controlling, controlled by or under common control with Old Mutual Capital ("Affiliated Funds") and each Fund may borrow from other Affiliated Funds to the extent permitted under such Fund's investment restrictions. If a Fund has borrowed from other Affiliated Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other Affiliated Funds. The ability of a Fund to lend its securities to other Affiliated Funds is subject to certain other terms and conditions contained in an exemptive order issued to affiliates of the Trust and Old Mutual Capital.

INVESTMENT LIMITATIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions which, in addition to those restrictions in the Prospectus, are fundamental and may not be changed without approval by a majority vote of the Fund's shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Fund present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Fund.

Several of these fundamental investment restrictions include the defined term "1940 Act Laws, Interpretations and Exemptions." This term means the 1940 Act and the rules and regulations promulgated thereunder, as such statute, rule and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief granted to a Fund.

      1. Each Fund is a "diversified company" as defined in the 1940 Act. This means that a Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Fund from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

Please refer to Non-Fundamental Investment Restriction number 2 for further information.

      2. A Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

      Please refer to Non-Fundamental Investment Restriction number 3 for further information.

      3. A Fund may not underwrite the securities of other issuers. This restriction does not prevent a Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

      4. A Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit a Fund's investments in (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations. In complying with this restriction, a Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

      Please refer to Non-Fundamental Investment Restriction number 4 for further information.

      5. A Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

      6. A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

      7. A Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering repurchase agreements, loaning its assets to broker-dealers or institutional investors or investing in loans, including assignments and participation interests.

      Please refer to Non-Fundamental Investment Restriction number 5 for further information.

      8. A Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions as the Fund.

Except for borrowing under Fundamental Investment Restriction number 2, the foregoing determinations will be made at the time of the purchase of a security.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS


Each Fund also has adopted certain non-fundamental investment restrictions. A non-fundamental investment restriction may be amended by the Board of Trustees without a vote of shareholders.

      1. A Fund may not invest more than 15% of its net assets in illiquid securities. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board, based on trading markets for such security, to be liquid.

      2. In complying with the fundamental restriction regarding issuer diversification, a Fund will not, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      3. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, a Fund may borrow money in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). A Fund may borrow from banks, broker-dealers or other Affiliated Funds on such terms and conditions as the SEC may require in an exemptive order on which the Funds may rely. A Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. A Fund may not purchase additional securities when borrowings exceed 5% of the Fund's total assets.

In complying with the fundamental restriction regarding industry concentration, a Fund may invest up to (but not including) 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. For purposes of this limitation, supranational organizations such as the World Bank, the European Union and the European Coal and Steel Community, are deemed to be issuers conducting their principal business activities in the same industry; state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services (e.g., gas distribution, gas transmission, electric and telephone will each be considered a separate industry); and financial service companies will be classified according to the end users of their services (e.g. automobile finance, bank finance and diversified finance).


In complying with the fundamental restriction with regard to making loans, a Fund may lend up to 33-1/3% of its total assets and may lend money to another Old Mutual Fund, on such terms and conditions as the SEC may require in an exemptive order on which the Funds may rely.


Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, a Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

A Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other Affiliated Funds, subject to the terms and conditions of any exemptive orders issued by the SEC on which the Funds may rely.

All the foregoing percentages will be determined and apply at the time of each purchase of a security (except with respect to the limitation on investments in illiquid securities and with respect to borrowing).

SENIOR SECURITIES

The term "senior security", as defined in Section 18(g) of the 1940 Act, means any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends; and "senior security representing indebtedness" means any senior security other than stock.

The term "senior security" will not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; nor will such term include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time when the loan is made. A loan will be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed; otherwise it will be presumed not to be for temporary purposes. Any such presumption may be rebutted by evidence.

TEMPORARY DEFENSIVE POSITIONS


Under normal market conditions, each Fund expects to be fully invested in its primary investments, as described above. However, for temporary defensive purposes, when the Adviser or a Sub-Adviser, as appropriate, determines that market, economic, political or other conditions warrant, each Fund may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one nationally recognized statistical rating organization (NRSRO); repurchase agreements involving such securities; and, to the extent permitted by applicable law and each Fund's investment restrictions, shares of other investment companies investing solely in money market securities). To the extent a Fund is invested in temporary defensive instruments, it will not be pursuing its investment objective.


FUND TURNOVER

Fund turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Fund. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


Portfolio holdings information related to the Funds, including the top holdings, will be made available to the general public, at www.OldMutualCapital.com, 15 calendar days after the end of each calendar quarter. The Funds' portfolio holdings as of a period end are publicly disclosed four times per year with the SEC on Form N-CSR or Form N-Q. These reports are available, free of charge, on the SEC's website, at www.sec.gov. Service providers that have contracted to provide services to the Trust (including the custodian, administrator, sub-administrator, broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids, counsel to the Trust, the Trust's auditors, and certain others) and which require portfolio holdings information in order to perform those services may receive Fund holdings information prior to and more frequently than the public disclosure of such information ("non-standard disclosure"). These service providers are required to maintain the confidentiality of the information disclosed either by explicit agreement or by virtue of their respective duties to the Trust. Non-standard disclosure of portfolio holdings information may also be provided to entities that provide a service to the Adviser or the Trust, provided that the service is related to the investment advisory services that the Adviser provides to the Trust.


Non-standard disclosure of portfolio holdings may only be made subject to the following conditions:

      o a written request for non-standard disclosure must be submitted to and approved in writing by either the Adviser's chief compliance officer, general counsel or chief investment officer;


      o     the request must relate to an appropriate business purpose; and


      o the holdings information is disclosed pursuant to the terms of a written confidentiality agreement between the Adviser and the recipient of the holdings information, unless such party is a regulatory or other governmental entity.

The Board of Trustees has approved this portfolio holdings disclosure policy and must approve any material change to the policy. In addition, the Adviser regularly presents to the Board a list of recipients, if any, of non-standard disclosure of portfolio holdings information. In no event shall the Trust, Adviser, Sub-Adviser, or any other entity receive any compensation in connection with the disclosure of the Fund's portfolio holdings.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




TRUSTEES AND OFFICERS OF THE TRUST


The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The address for each of the Trustees and executive officers of the Trust is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237.



------------------------- ------------------- --------------- ----------------------------- -------------------- ------------------
Independent Trustees

------------------------- ------------------- --------------- ----------------------------- -------------------- ------------------
                                                                                      Number of
                                                                                        Funds
                                                                                      in the Old
                                             Term of                                  Mutual Fund
                                           Office* and                                 Complex
        Name and      Position(s) Held      Length of      Principal Occupation(s)     Overseen          Other Directorships
          Age          with the Trust      Time Served      During Past 5 Years,       by Trustee          Held by Trustee
---------------------  ------------------- --------------- --------------------------- ------------ -------------------------------

John R. Bartholdson    Trustee             Trustee since   Chief Financial Officer,         31      The Triumph Group, Inc., PBHG
(Age: 61)                                  2004            The Triumph Group, Inc.                  Insurance Series Fund, ING
                                                           (manufacturing).                         Clarion Real Estate Income
                                                                                                    Fund and ING Clarion Global
                                                                                                    Real Estate Income Fund.
---------------------- ------------------- --------------- --------------------------- ------------ -------------------------------
Walter W. Driver, Jr.  Trustee             Trustee since   Chairman, King & Spalding        5       Total Systems Services, Inc.
(Age: 60)                                  2005            LLP (law firm).
---------------------- ------------------- --------------- --------------------------- ------------ -------------------------------
Robert M. Hamje        Trustee             Trustee since   Retired; President and           5       TS&W/Claymore Tax-Advantaged
(Age: 63)                                  2004            Chief Investment Officer,                Balanced Fund; Old
                                                           TRW Investment Management                Mutual/Claymore Long-Short
                                                           Company (investment                      Fund.
                                                           management), 1984-2003.
---------------------- ------------------- --------------- --------------------------- ------------ -------------------------------


                                       30


---------------------- ------------------- --------------- --------------------------- ------------ -------------------------------
Independent Trustees

---------------------- ------------------- --------------- --------------------------- ------------ -------------------------------
Jarrett B. Kling       Trustee             Trustee since   Managing Director, ING           5       Hirtle Callaghan Trust, ING
(Age: 62)                                  2004            Clarion Real Estate                      Clarion Real Estate Income
                                                           Securities (investment                   Fund, ING Clarion Global Real
                                                           adviser).                                Estate Income Fund and ING
                                                                                                    Clarion.
---------------------- ------------------- --------------- --------------------------- ------------ -------------------------------
L. Kent Moore          Chairman of the     Trustee since   Managing Director, High          5       TS&W/Claymore Tax-Advantaged
(Age: 50)              Board and Trustee   2004            Sierra Energy, LP, since                 Balanced Fund.
                                                           September 2004.  Portfolio
                                                           Manager, Janus Capital
                                                           (money management), May
                                                           2000-August 2002.
---------------------- ------------------- --------------- --------------------------- ------------ -------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Interested Trustee

------------------------- ------------------- --------------- ----------------------------- -------------------- ------------------
                                                                                      Number of
                                                                                        Funds
                                                                                      in the Old
                                             Term of                                  Mutual Fund
                                           Office* and                                 Complex
        Name and      Position(s) Held      Length of      Principal Occupation(s)     Overseen          Other Directorships
          Age          with the Trust      Time Served       During Past 5 Years,      by Trustee          Held by Trustee
---------------------  ------------------- --------------- --------------------------- ------------ -------------------------------
David J. Bullock       Trustee             Trustee since   Director, President, and         6       Liberty Ridge Capital, Inc.,
(Age: 49)                                  2004            Chief Executive Officer,                 Old Mutual Investment
                                                           Old Mutual Capital, Inc.,                Partners, Old Mutual Fund
                                                           since 2004. President and                Services and Old Mutual
                                                           Director, Liberty Ridge                  Shareholder Services, Inc.
                                                           Capital, Inc., since July
                                                           2003. Chief Executive
                                                           Officer, Liberty Ridge
                                                           Capital, Inc.; Trustee and
                                                           Chief Executive Officer,
                                                           Old Mutual Investment
                                                           Partners; Trustee, Old
                                                           Mutual Fund Services and
                                                           Director, Old Mutual
                                                           Shareholder Services, Inc.,
                                                           since
---------------------- ------------------- --------------- --------------------------- ------------ -------------------------------


                                       31


                                                           November 2003.
                                                           President, PBHG Insurance
                                                           Series Fund, since
                                                           November 2003. Chief
                                                           Operating Officer, Liberty
                                                           Ridge Capital, Inc., July
                                                           2003 - March 2004.
                                                           President and Chief
                                                           Executive Officer,
                                                           Transamerica Capital, Inc.,
                                                           1998-2003.
---------------------- ------------------- --------------- --------------------------- ------------ ------------------------------

* Trustee of the Trust until such time as his or her successor is duly elected and appointed.

** Mr. Bullock is a Trustee who may be deemed to be an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is a Director of the Adviser.


-----------------------------------------------------------------------------------------------------------------------
Officers

------------------------------------- ----------------------- ------------------ --------------------------------------
                                               Term of
                                             Office* and
        Name and      Position(s) Held        Length of       Principal Occupation(s)
          Age          with the Trust        Time Served       During Past 5 Years,
---------------------  -------------------  ---------------  ----------------------------------------------------------
David J. Bullock       President and Chief    Since 2004      Director, President and Chief Executive Officer, Old
(Age: 49)              Executive Officer                      Mutual Capital, Inc., since 2004. President and Director,
                                                              Liberty Ridge Capital, Inc., since July 2003. Chief
                                                              Executive Officer, Liberty Ridge Capital, Inc.; Trustee
                                                              and Chief Executive Officer, Old Mutual Investment
                                                              Partners; Trustee, Old Mutual Fund Services; and
                                                              Director, Old Mutual Shareholder Services, Inc., since
                                                              November 2003. President, PBHG Insurance Series Fund,
                                                              since November 2003. Chief Operating Officer, Liberty
                                                              Ridge Capital, Inc., July 2003 - March 2004. President
                                                              and Chief Executive Officer, Transamerica Capital, Inc.,
                                                              1998-2003.
------------------------------------- ----------------------- ------------------ --------------------------------------


                                       32


-------------------  -------------------  ---------------  -----------------------------------------------------------
Officers

-------------------  -------------------  ---------------  -----------------------------------------------------------



                                             Term of
                                           Office* and
        Name and      Position(s) Held      Length of      Principal Occupation(s)
          Age          with the Trust      Time Served       During Past 5 Years,
-------------------  -------------------  ---------------  -----------------------------------------------------------
Mark E. Black         Treasurer, Chief       Since 2005     Chief Financial Officer, Chief Administrative Officer,
(Age: 45)             Financial Officer                     Executive Vice President, and Treasurer, Old Mutual
                      and Controller                        Capital, Inc., since July 2004. Chief Financial Officer
                                                            and Chief Administrative Officer, Old Mutual Investment
                                                            Partners, since 2004. Senior Vice President and Chief
                                                            Financial Officer, Transamerica Capital, Inc., April
                                                            2000- June 2004. Chief Financial Officer, Coldwell Banker
                                                            Moore & Company (Denver Metro) (formerly Moore and
                                                            Company Realtor), 1997-March 2000.
-------------------  -------------------  ---------------  -----------------------------------------------------------
Andra C. Ozols        Vice President and     Since 2005     Executive Vice President, Secretary, and General Counsel,
(Age: 44)             Secretary                             Old Mutual Capital, Inc., since July 2005. Executive Vice
                                                            President and General Counsel, ICON Advisors, Inc. and
                                                            its various affiliates, __-__. Assistant General Counsel,
                                                            Founders Asset Management LLC, __-__.
-------------------  -------------------  ---------------  -----------------------------------------------------------
Kenneth R. Naes       Assistant Treasurer    Since 2005     Vice President, Old Mutual Fund Services, since August
(Age: 40)                                                   2004. Senior Vice President, Product Development,
                                                            Transamerica Capital, Inc./AEGON USA, April 1992-May
                                                            2004.
-------------------  -------------------  ---------------  -----------------------------------------------------------






-------------------  -------------------  ---------------  -----------------------------------------------------------





-------------------  -------------------  ---------------  -----------------------------------------------------------
William P. Schanne    Assistant Treasurer    Since 2004     Fund Administration Associate, Old Mutual Fund Services
(Age: 32)                                                   and Liberty Ridge Capital, since August 2001. Assistant
                                                            Treasurer, PBHG Funds, since December 2001. Fund
                                                            Accounting Supervisor, PFPC, Inc., 1999-2001. Fund
                                                            Accountant, PFPC, Inc., 1998-1999.
-------------------  -------------------  ---------------  -----------------------------------------------------------
James Lummanick       Vice President and     Since 2005     Senior Vice President and Chief Compliance Officer, Old
(Age: 57)             Chief Compliance                      Mutual Capital, Inc., Old Mutual Investment Partners, Old
                      Officers                              Mutual Fund Services, Inc. and Old Mutual Shareholder
                                                            Services, Inc., since 2005. Senior Vice President and
                                                            Director of Compliance, Calamos Advisors LLC, 2004-2005.
                                                            Vice President and Chief Compliance Officer, Invesco
                                                            Funds Group, 1996-2004.
-------------------  -------------------  ---------------  -----------------------------------------------------------

___________________
* Officer of the Trust until such time as his or her successor is duly elected and qualified.

  The Trustees are responsible for major decisions relating to each Fund's investment goal, policies, strategies and techniques. The Trustees also oversee the operation of the Trust by its officers and various service providers as they effect the Funds, but they do not actively participate in the day-to-day operation of or decision making process related to the Funds.

The Board of Trustees has two standing committees: a Governance and Nominating Committee and an Audit Committee. Currently, the members of each Committee are John Bartholdson, Walter Driver, Robert Hamje, Jarrett Kling and Kent Moore, comprising all the disinterested Trustees of the Trust.

The Governance and Nominating Committee selects and nominates those persons for membership on the Board of Trustees who are disinterested Trustees, reviews and determines compensation for the disinterested Trustees and selects independent legal counsel, as set forth in Rule 0-1(6), to provide the disinterested Trustees with legal advice, as needed. During the fiscal period from commencement of operations (September 24, 2004) to July 31, 2005, the Governance and Nominating Committee held one meeting. The Governance and Nominating Committee will consider nominees recommended in writing by shareholders (other than shareholders recommendations of himself or herself). A shareholder may submit a request in writing to the Trust in accordance with the Shareholder Communication Procedures, which are accessible on the Trust's website at http://www.OldMutualCapital.com.

The Audit Committee oversees the financial reporting process for the Trust, monitoring the Trust's audit process and results. As part of this process, the Audit Committee recommends the selection of an independent audit firm for the approval of the entire Board of Trustees and evaluates the independent audit firm's performance, costs and financial stability. During the fiscal period from commencement of operations (September 24, 2004) to July 31, 2005, the Audit Committee held _____ meetings.

The table below provides the dollar range of shares of the Fund and the aggregate dollar range of shares of Old Mutual Funds owned by each Trustee as of December 31, 2004. However, the Board of Trustees has adopted a policy goal pursuant to which each Trustee plans to invest the equivalent of one year's retainer fees in one or more Funds within three years from the commencement of operations.


-------------------------------------------------------------------------------
Independent Trustees

-------------------------------------------------------------------------------
                                                   Aggregate Dollar Range of
                                                    Equity Securities in all
                                                     Registered Investment
                                                        Companies in the
                       Dollar Range of Equity       Old Mutual Fund Complex
  Name of Trustee      Securities in the Funds      Overseen by the Trustees
-------------------- ---------------------------- -----------------------------

John R.              None                         None
Bartholdson
-------------------- ---------------------------- -----------------------------

Walter W. Driver,    None                         None
Jr.

-------------------- ---------------------------- -----------------------------
Robert M. Hamje      None                         None
-------------------- ---------------------------- -----------------------------
Jarrett B. Kling     None                         None
-------------------- ---------------------------- -----------------------------

L. Kent Moore        Growth Fund -- Over          Over $100,000
                     $100,000

-------------------- ---------------------------- -----------------------------




-------------------- ---------------------------- -----------------------------




-------------------- ---------------------------- -----------------------------

-------------------------------------------------------------------------------

Interested Trustee

-------------------- ---------------------------- -----------------------------


                                                   Aggregate Dollar Range of
                                                   Equity Securities in all
                                                     Registered Investment
                                                       Companies in the
                       Dollar Range of Equity       Old Mutual Fund Complex
  Name of Trustee      Securities in the Funds      Overseen by the Trustees

-------------------- ---------------------------- -----------------------------

David J. Bullock                None                     Over $100,000

-------------------- ---------------------------- -----------------------------


Mr. Driver commenced service as a Trustee in May 2005.

Each current Trustee of the Trust received the following compensation during the fiscal period from commencement of operations (September 24, 2004) to July 31, 2005:


---------------------- -------------- ------------- ------------- -------------

                                       Pension or                    Total
                                       Retirement                 Compensation
                                        Benefits     Estimated     from Trust
                                       Accrued as      Annual      and Trust
                         Aggregate      Part of       Benefits      Complex
   Name of Person,     Compensation      Trust          Upon        Paid to
      Position          From Trust      Expenses     Retirement    Trustees**
---------------------- -------------- ------------- ------------- -------------


John R. Bartholdson,        $            N/A           N/A            $
Trustee

---------------------- -------------- ------------- ------------- -------------


David J. Bullock,                        N/A           N/A
Trustee*

---------------------- -------------- ------------- ------------- -------------


Walter W. Driver,                         N/A           N/A
Jr.,
Trustee

---------------------- -------------- ------------- ------------- -------------


Robert M. Hamje,                         N/A           N/A
Trustee

---------------------- -------------- ------------- ------------- -------------


Jarrett B. Kling,                        N/A           N/A
Trustee

---------------------- -------------- ------------- ------------- -------------


L. Kent Moore,                           N/A           N/A
Trustee

---------------------- -------------- ------------- ------------- -------------

_______________________

* Mr. Bullock is a Trustee who may be deemed to be an "interested person" of the Trust, as that term is defined in the 1940 Act, and consequently will be receiving no compensation from the Trust.

**    Compensation expenses are allocated pro rata based on the relative net assets of the Fund included in the Trust Complex.


Prior to September 1, 2005, each Trustee received an annual retainer of $________ plus $________ for each in-person Board of Trustees meeting and $________ for each in-person and telephonic Committee meeting. In addition, the Chairman of the Board and the Chairman of the Audit Committee received annually an additional $_______ and $_______, respectively. The amounts in the table reflect annual amounts that have been pro rated for the fiscal period from commencement of operations (September 24,

2004) to July 31, 2005. These amounts also reflect payments for meetings actually attended during this period.

Effective September 1, 2005, each Trustee receives an annual retainer of $30,000 plus $1,000 for each in-person Board of Trustees meeting and $500 for each in-person and telephonic Committee meeting. In addition, the Chairman of the Board and the Chairman of the Audit Committee receives annually an additional $10,000 and $5,000, respectively.


5% AND 25% SHAREHOLDERS


The following table reflects, as of August 31, 2005, the names and addresses of the persons who were the record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of each Fund as of August 31, 2005. Persons owning of record or beneficially 25% or more of the outstanding share class of each Fund may be deemed to be a controlling person of that Fund's share class for purposes of the 1940 Act. Class Z shares had not been issued as of August 31, 2005.


--------------------------------------------------------------------------------------

                                                                Percent      Percent
                                                                 Owned of     Owned
     Fund -- Class              Name and Address of Owner      Record      Beneficially
--------------------------------------------------------------------------------------
Conservative Fund -- Class A   Merrill Lynch                    17.71%
                               4800 Deer Lake Drive East, 2d
                               Floor
                               Jacksonville, FL 32246-6484
--------------------------------------------------------------------------------------
                               Pershing LLC                     12.01%
                               PO Box 2052
                               Jersey City, NJ 07303-2052
--------------------------------------------------------------------------------------
                               RBC Dain Rauscher FBO            8.74%      8.74%
                               Carlos Duarte TTEE
                               Fabtronics PSP
                               FBO Fabtronics Profit Sharing
                               5026 Calmview Avenue
                               Baldwin Park, CA 91706-1899
--------------------------------------------------------------------------------------
Conservative Fund -- Class C   Merrill Lynch                   58.23%
                               4800 Deer Lake Drive East, 2d
                               Floor
                               Jacksonville, FL 32246-6484
--------------------------------------------------------------------------------------
Conservative Fund --           Old Mutual Capital Inc.         98.17%     98.17%
Institutional Class            4643 South Ulster Street
                               Denver, CO 80237-2853
--------------------------------------------------------------------------------------
Balanced Fund -- Class A       Merrill Lynch                   22.11%
                               4800 Deer Lake Drive East, 2d
                               Floor
                               Jacksonville, FL 32246-6484
--------------------------------------------------------------------------------------
                               Pershing LLC                    15.00%
                               PO Box 2052
                               Jersey City, NJ 07303-2052
--------------------------------------------------------------------------------------
                               Roofers & Slaters Local 248     10.14%     10.14%
                               Pension Plan
                               63 1/2 Main Street
                               Chicopee, MA 01020-1852
--------------------------------------------------------------------------------------
                               LPL Financial Services           5.30%
                               9785 Towne Centre Drive
                               San Diego, CA 92121-1968
--------------------------------------------------------------------------------------




                                       36

--------------------------------------------------------------------------------------
                                                                Percent      Percent
                                                                 Owned of     Owned
     Fund -- Class              Name and Address of Owner      Record      Beneficially
--------------------------------------------------------------------------------------
                               Wells Fargo Investments LLC      5.01%
                               608 Second Avenue South, 8th
                               Floor
                               Minneapolis, MN 55402-1927
--------------------------------------------------------------------------------------
Balanced Fund -- Class C       Merrill Lynch                   49.55%
                               4800 Deer Lake Drive East, 2d
                               Floor
                               Jacksonville, FL 32246-6484
--------------------------------------------------------------------------------------
Balanced Fund --               Old Mutual Capital Inc.         96.74%
Institutional Class            4643 South Ulster Street
                               Denver, CO 80237-2853
--------------------------------------------------------------------------------------
Moderate Growth Fund --        Merrill Lynch                   27.59%
Class A                        4800 Deer Lake Drive East, 2d
                               Floor
                               Jacksonville, FL 32246-6484
--------------------------------------------------------------------------------------
                               Pershing LLC                    18.16%
                               PO Box 2052
                               Jersey City, NJ 07303-2052
--------------------------------------------------------------------------------------
Moderate Growth Fund --        Merrill Lynch                   55.94%
Class C                        4800 Deer Lake Drive East, 2d
                               Floor
                               Jacksonville, FL 32246-6484
--------------------------------------------------------------------------------------
Moderate Growth Fund --        Old Mutual Capital Inc.         86.39%     86.39%
Institutional Class            4643 South Ulster Street
                               Denver, CO 80237-2853
--------------------------------------------------------------------------------------
                               SEI Private Trust Co.           13.61%
                               c/o Wachovia
                               One Freedom Valley Drive
                               Oaks, PA 19456
--------------------------------------------------------------------------------------
Growth Fund -- Class A         Merrill Lynch                   35.54%
                               4800 Deer Lake Drive East, 2d
                               Floor
                               Jacksonville, FL 32246-6484
--------------------------------------------------------------------------------------
                               Pershing LLC                     8.88%
                               PO Box 2052
                               Jersey City, NJ 07303-2052
--------------------------------------------------------------------------------------
Growth Fund -- Class C         Merrill Lynch                   49.93%
                               4800 Deer Lake Drive East, 2d
                               Floor
                               Jacksonville, FL 32246-6484
--------------------------------------------------------------------------------------
Growth Fund --                 Old Mutual Capital Inc.         89.85%     89.85%
Institutional Class            4643 South Ulster Street
                               Denver, CO 80237-2853
--------------------------------------------------------------------------------------
                               SEI Private Trust Co.           10.15%
                               c/o Wachovia
                               One Freedom Valley Drive
                               Oaks, PA 19456

--------------------------------------------------------------------------------------


The Trustees and Officers of the Trust collectively owned less than one percent of the outstanding shares of each Fund at August 31, 2005.

THE ADVISOR


The Trust and Old Mutual Capital, Inc. have entered into an advisory agreement with respect to each Fund (the "Advisory Agreement"). The Advisory Agreement provides certain limitations on the Adviser's liability, but also provides that the Adviser will not be protected against any liability to the Trust or each of its Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


The Advisor is an indirect, wholly-owned subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH"), which is a wholly-owned Subsidiary of Old Mutual plc, a London-listed international financial services firm ("Old Mutual"). Old Mutual is an international financial services group based in London, with operations in life assurance, asset management, banking and general insurance. Old Mutual's principal offices are located at Old Mutual Place, 2 Lambeth Hill, London, EC4V 4GG, United Kingdom. The principal business address of the Adviser is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237.

Old Mutual Fund Services, the Trust's administrator (the "Administrator"), is a wholly owned subsidiary of the Adviser (see "The Administrator" for more details on Old Mutual Fund Services). Old Mutual Investment Partners, the Trust's distributor (the "Distributor"), is also a wholly owned subsidiary of the Adviser (see "The Distributor" for more details on Old Mutual Investment Partners).


The Advisory Agreement obligates the Adviser to: (i) provide a program of continuous investment management for the Trust in accordance with the Trust's investment objectives, policies and limitations; (ii) make investment decisions for the Trust; and (iii) place orders to purchase and sell securities for the Trust, subject to the supervision of the Board of Trustees. The Advisory Agreement also requires the Adviser to pay its overhead and employee costs and the compensation and expenses of all its partners, officers and employees who serve as officers and executive employees of the Trust. The Advisory Agreement provides that the Adviser is not responsible for other expenses of operating the Trust. From time to time, the Adviser or a company under common control with the Adviser may make payments to broker-dealers for the promotion of the sale of Trust shares or for their own company-sponsored sales programs.

The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the Trust's outstanding voting securities and
(ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated (i) at any time without penalty by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the Trust's outstanding voting securities upon 60 days' written notice to the Adviser or (ii) by the Adviser at any time without penalty upon 60 days' written notice to the Trust. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of each Fund's average daily net assets as set forth in the table below.


                                 Management
                  Fund              Fee            Asset Level

Conservative Fund                 0.850%       Less than $1 billion
                                  0.825%       From $1 billion to $2 billion
                                  0.800%       From $2 billion to $3 billion
                                  0.775%       Greater than $3 billion

                                 Management
                  Fund              Fee            Asset Level


Balanced Fund                     0.900%       Less than $1 billion
                                  0.875%       From $1 billion to $2 billion
                                  0.850%       From $2 billion to $3 billion
                                  0.825%       Greater than $3 billion

Moderate Growth Fund              0.900%       Less than $1 billion
                                  0.875%       From $1 billion to $2 bilion
                                  0.850%       From $2 billion to $3 billion
                                  0.825%       Greater than $3 billion

Growth Fund                       0.950%       Less than $1 billion
                                  0.925%       From $1 billion to $2 billion
                                  0.900%       From $2 billion to $3 billion
                                  0.875%       Greater than $3 billion

------------------------------------------------------------------------------


The investment advisory fees paid by certain of the Funds may be higher than those paid by other investment companies, although the Adviser believes the fees to be comparable to those paid by investment companies with similar investment objectives and policies.

The following table shows the investment advisory fees incurred by each Fund, the amount of advisory fee revenue waived by the Adviser and the net amount of advisory fees paid by the Funds for the fiscal period from commencement of operations (September 24, 2004) to July 31, 2005.


--------------------------------------------------------------------------------

                     Advisory Fees
Fund                 Incurred            Fee Waivers         Net Fees Paid
--------------------------------------------------------------------------------
Conservative Fund
--------------------------------------------------------------------------------
Balanced Fund
--------------------------------------------------------------------------------
Moderate Growth Fund
--------------------------------------------------------------------------------
Growth Fund

--------------------------------------------------------------------------------


In addition, in the interest of limiting the expenses of the Funds at least until December 31, 2006, the Adviser has signed an expense limitation contract with the Trust on behalf of certain Funds ("Expense Limitation Agreement") pursuant to which, with respect to the Class A, Class C, Class Z and Institutional Class shares, the Adviser has agreed to waive a portion of its fee and to assume other expenses in an amount necessary to limit total annual operating expenses (but excluding fees and expenses incurred under the Trust's Distribution Plans and Service Plan, with respect to Class A and Class C, sales charges, interest, taxes, brokerage commissions, and any expenditures that are capitalized in accordance with generally accepted accounting principles, and any extraordinary expenses not incurred in the ordinary course of each Fund's business) as set forth in the table below.

                                             Expense Limitation (1)

                                              Class C   Class Z    Institutional
                                 Class A      Shares      Shares      Class
             Fund                Shares                              Shares

Conservative Fund                 1.50%         2.25%                  1.25%

Balanced Fund                     1.55%         2.30%                  1.30%

Moderate Growth Fund              1.55%         2.30%                  1.30%

Growth Fund                       1.60%         2.35%                  1.35%
________________

------------------------------------------------------------------------------
(1) Reimbursement by the Funds of the advisory fees waived and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made at a later date when the Funds have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of each Fund to exceed the Expense Limitation. Consequently, no reimbursement by a Fund will be made unless: (i) the Fund's assets exceed $75 million; (ii) the Fund's total annual expense ratio is less than the Expense Limitation (excluding certain other expenses such as brokerage commissions and extraordinary expenses); and (iii) the payment of such reimbursement was approved by the Board of Trustees on a quarterly basis. Moreover, in accordance with the terms of agreements with the Adviser and the Administrator, whereby, to the extent that the Adviser defers advisory fees or absorbs operating expenses of a Fund, the Adviser may seek payment of such deferred fees or reimbursement of such absorbed expenses within two fiscal years after the fiscal year in which fees were deferred or expenses were absorbed, the actual expenses charged to the Funds may exceed these limits.



Listed below are the investment professionals of the Adviser that form the investment committee that oversees the Funds' investments.


--------------------------------------------------------------------------------
Name and Title                             Previous 5 Years
                                           Experience
--------------------------------------------------------------------------------
Mark E. Black                  Chief Financial Officer, Chief Administrative
Chief Financial Officer,       Officer, Executive Vice President and Treasurer
Chief Administrative Officer,  of Old Mutual Capital, Inc. since July 2004.
Executive Vice President and   Senior Vice President and Chief Financial
Treasurer                      Officer of Transamerica Capital, Inc. from
                               April 2000 through June 2004.  Prior to that,
                               he was Chief Financial Officer of Coldwell
                               Banker Moore & Company (Denver Metro) (formerly
                               Moore and Company Realtor) from 1997 through
                               March 2000.
--------------------------------------------------------------------------------
David J. Bullock               President and Chief Executive Officer, Old
President and Chief Executive  Mutual Capital, Inc., since 2004. President and
Officer                        Director, Liberty Ridge Capital since July
                               2003. Chief Executive Officer, Liberty Ridge
                               Capital; Trustee, Old Mutual Investment
                               Partners, and Old Mutual Fund Services and
                               Director Old Mutual Shareholder Services, Inc.
                               since November 2003. President, PBHG Funds and
                               PBHG Insurance Series Fund, both since November
                               2003. Chief Operating Officer, Liberty Ridge
                               Capital July 2003 - March 2004. President and
                               Chief Executive Officer, Transamerica Capital,
                               Inc. 1998-2003.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Name and Title                             Previous 5 Years
                                           Experience
--------------------------------------------------------------------------------
William T. Davis               Senior Vice President of Old Mutual Capital,
Senior Vice President          Inc. since July 2004.  Vice President,
(Investments)                  Investment Manager Oversight at
                               AEGON/Transamerica Fund Advisers from December
                               2001 through February 2004.  Prior to December
                               2001, Vice President, Investment Marketing at
                               AEGON Equity Group.
--------------------------------------------------------------------------------

Kenneth R. Naes                Vice President, Old Mutual Fund Services,
Employee                       since August 2004.  Senior Vice President,
                               Product Development, Transamerica Capital,
                               Inc./AEGON USA, April 1992-May 2004.

--------------------------------------------------------------------------------

Matthew J. Appelstein          Member of the Investment Committee of Old
Employee                       Mutual Capital, Inc., since October 2004; Vice

                               President of Product Development and Investment Services, Old Mutual Asset Management since June 2003; Senior Vice President of Consultant Relations, Fidelity Management Trust Company for September 1998 to June 2003.

--------------------------------------------------------------------------------


Compensation. The Adviser compensates the members of the investment committee for, among other things, their oversight of the Funds' investments. Each committee member's compensation consists of an industry competitive base salary, discretionary bonus, and equity distributions. Each committee member's discretionary bonus is based on the overall performance of the Adviser, in terms of profitability.

Fund Shares Owned by the Investment Committee Members. The following table shows the dollar amount range of each committee member's "beneficial ownership" of shares of the Funds as of July 31, 2005. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "Exchange Act").


--------------------------------------------------------------------------------

      Name        Conservative    Balanced Fund     Moderate       Growth Fund
                      Fund                         Growth Fund
--------------------------------------------------------------------------------
Mr. Black        None            $1 -- $50,000    $1 -- $50,000    None
--------------------------------------------------------------------------------
Mr. Bullock
--------------------------------------------------------------------------------
Mr. Davis
--------------------------------------------------------------------------------
Mr. Naes         None            None            None            None
--------------------------------------------------------------------------------
Mr. Appelstein
--------------------------------------------------------------------------------



Other Accounts. As of July 31, 2005, the committee members were responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.


--------------------------------------------------------------------------------

     Name           Registered          Other Pooled          Other Accounts
                Investment Companies Investment Vehicles
--------------------------------------------------------------------------------
                Number of  Total     Number of  Total     Number of   Total
                 Accounts   Assets    Accounts   Assets    Accounts     Assets
--------------------------------------------------------------------------------
Mr. Black       __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Name           Registered          Other Pooled          Other Accounts
                Investment Companies Investment Vehicles
--------------------------------------------------------------------------------
                Number of  Total     Number of  Total     Number of   Total
                 Accounts   Assets    Accounts   Assets    Accounts     Assets
--------------------------------------------------------------------------------

Mr. Bullock     __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Davis       __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Naes        __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Appelstein  __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )

--------------------------------------------------------------------------------


Conflicts of Interest. The investment committee members' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the committee members could favor one account over another. Another potential conflict could include the investment committee members' knowledge about the size, timing, and possible market impact of Fund trades, whereby the committee members could use this information to the advantage of another account and to the disadvantage of the Funds.

THE SUB-ADVISORS


Ibbotson Associates Advisors, LLC

The Trust, on behalf of the Funds, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Ibbotson Associates Advisors, LLC ("Ibbotson"). The Sub-Advisory Agreement provides certain limitations on Ibbotson's liability, but also provides that Ibbotson will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Ibbotson to recommend a continuous investment allocation program for each Fund in accordance with each Fund's respective investment objectives, policies and restrictions as stated in such Fund's prospectus.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940
Act) of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated (i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Ibbotson at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).


For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Funds, Ibbotson is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Ibbotson, which is computed and paid monthly at an annual rate equal to the greater of (i) a percentage of the portion of each Fund's average daily net assets so managed, which will be 0.08% for average daily net assets up to $250 million, 0.07% for average daily net assets from $250 million to $500 million, 0.06% for average daily net assets from $500 million to $750 million, 0.05% for average daily net assets from $750 million to $1 billion, 0.04% for average daily net assets from $1 billion to $2 billion, and 0.03% for average daily net assets over $2 billion, and (ii) $200,000.


A team of investment professionals is primarily responsible for the asset allocation program provided by Ibbotson. Listed below are the investment professionals of the Sub-Adviser that comprise the team and a description of their business experience.

--------------------------------------------------------------------------------
Name and Title                 Experience
--------------------------------------------------------------------------------
Roger Ibbotson, Ph.D.          Dr. Ibbotson is chairman and founder of Ibbotson
Chairman                       and a professor in the practice of finance at
                               Yale School of Management. He is co-author of Stocks, Bonds, Bills and Inflation, the standard reference for information on investment market returns. He has been a guest on the CNBC
                               Squawkbox and Power Lunch programs, and is frequently quoted in a variety of publications.
                               Dr. Ibbotson has co-authored two books, Global
                               Investing and Investment Markets, with Gary
                               Brinson.  In addition, he has co-authored
                               Historical U.S. Treasury Yield Curves, Stocks,
                               Bonds, and Inflation Japan and, most recently,
                               Investments: A Global Approach with J.C.
                               Francis. Dr. Ibbotson has directly managed bond portfolios, traded equity securities, and managed asset allocation accounts. He serves on many boards, including Dimensional Fund
                               Advisors, BIRR Portfolio Analysis, and the
                               Commonfund Healthcare Council. Dr. Ibbotson frequently lectures at universities, academic and business conferences, as well as other forums.


                               Dr. Ibbotson conducts research on a broad range of financial topics including investment returns, mutual funds, international markets, portfolio management and valuation. He is a regular contributor and editorial board member to both trade and academic journals. He has received several awards, including the Review of Financial Studies Award (Best paper in 1992), Graham and Dodd Scrolls in 1980, 1982, 1985, 2001 and 2003, AIMR James R. Vertin Award (2001) and the Indiana University Academy of Alumni Fellows. Dr. Ibbotson received his Bachelor's degree in mathematics from Purdue University, his MBA from Indiana University, and his PhD from the University of Chicago, where he taught for more than 10 years and served as executive director of the Center for Research in Security Prices.

--------------------------------------------------------------------------------
Michael Annin                  Mr. Annin oversees the non-software products of
Managing Director IMS          Ibbotson.  These product lines include
                               investment management services, fund of funds,
                               data products, presentation materials, training
                               and Agency Ibbotson (a broker-dealer marketing
                               consulting resource).  Mr. Annin's work also
                               focuses on various applications of asset
                               allocation principles, including returns-based
                               style analysis, asset class modeling techniques
                               and mean variance optimization.  Prior to
                               joining Ibbotson, Mr. Annin was a consultant at
                               IPC Group and a senior financial analyst at
                               Abbott Laboratories.  He received his BBA from
                               the University of Wisconsin- Madison and his MBA
                               from the University of Texas at Austin.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Name and Title                 Experience
--------------------------------------------------------------------------------
Peng Chen                      Dr. Chen is managing director and head of
Managing Director Research     research at Ibbotson.  He conducts research
                               projects on asset allocation, portfolio risk
                               measurement, nontraditional assets, and global
                               financial markets.  Dr. Chen also contributed to
                               the development of various Ibbotson products and
                               services, including Software, Consulting
                               Services, Educational Services, and Presentation
                               Materials.  His writings have appeared in the
                               Financial Analysts Journal, the Journal of
                               Portfolio Management, the Journal of Investing,
                               the Journal of Financial Planning, Bank
                               Securities Journal, the Journal of the
                               Association of American Individual Investors,
                               Consumer Interest Annual, and the Journal of
                               Financial Counseling and Planning.  He received
                               the "Articles of Excellence" award from the
                               Certified Financial Planner Board in 1996 and
                               the Graham and Dodd Scrolls in 2003.  Dr. Chen
                               received his Bachelor's degree in industrial
                               management engineering from Harbin Institute of
                               Technology and his master's and doctorate in
                               consumer economics from Ohio State University.
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
Alexander E. Kaye, CFA         Alex is a Consultant in the Fund of Funds team
Consultant                     within the Investment Management Services
                               Division at Ibbotson. Alex is responsible for managing the delivery of fund of funds programs for institutional and retail clients, which includes asset allocation modeling, portfolio construction, fund classification and manager due diligence.

                               Prior to joining Ibbotson, Alex was an Account Manager at UBS Global Asset Management, where he managed client relationships for sub-advisory and institutional clientele.  Alex also spent
                               two years in UBS's London office, where he
                               worked in various teams within the institutional client services group. Prior to joining UBS, Alex worked as a Research Analyst at Ellwood Associates, where he performed investment manager research and conducted manager searches for institutional clients. Alex holds a BBA in finance and minor in Economics from the University of Iowa. He is also a CFA charterholder and a member of the CFA Institute (formerly the Association for Investment Management and Research) and a member of the Investment Analysts Society of Chicago.
--------------------------------------------------------------------------------


Compensation. Ibbotson compensates the investment professionals for their oversight of the Funds' investments. Each professional's compensation consists of an industry competitive base salary, discretionary bonus, and equity distributions. The professional's discretionary bonus is based on the overall performance of Ibbotson, in terms of profitability.

Fund Shares Owned by the Ibbotson Investment Professionals. The following table shows the dollar amount range of each Ibbotson investment professional's "beneficial ownership" of shares of the Funds as of

July 31, 2005. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.


--------------------------------------------------------------------------------

      Name        Conservative    Balanced Fund     Moderate       Growth Fund
                      Fund                         Growth Fund
--------------------------------------------------------------------------------
Dr. Ibbotson
--------------------------------------------------------------------------------
Mr. Annin
--------------------------------------------------------------------------------
Dr. Chen
--------------------------------------------------------------------------------
Mr. Kaye

--------------------------------------------------------------------------------


Other Accounts. As of July 31, 2005, the Ibbotson investment professionals were responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.


--------------------------------------------------------------------------------

     Name           Registered          Other Pooled          Other Accounts
                Investment Companies Investment Vehicles
--------------------------------------------------------------------------------
                Number of  Total     Number of  Total     Number of   Total
                 Accounts   Assets    Accounts   Assets    Accounts     Assets
--------------------------------------------------------------------------------
Dr. Ibbotson    __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Annin       __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Dr. Chen        __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Kaye        __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )

--------------------------------------------------------------------------------


Conflicts of Interest. The Ibbotson investment professionals' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Ibbotson investment professionals could favor one account over another. Another potential conflict could include the Ibbotson investment professionals' knowledge about the size, timing, and possible market impact of Fund trades, whereby the professionals could use this information to the advantage of another account and to the disadvantage of the Funds.


Acadian Asset Management, Inc.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Acadian Asset Management, Inc. ("Acadian"). The Sub-Advisory Agreement provides certain limitations on Acadian's liability, but also provides that Acadian will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Funds, Acadian is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Acadian, which is computed and paid monthly at an annual rate of 0.45% of the average daily net assets so managed.

A team of investment professionals is primarily responsible for the day-to-day management of the assets of the Funds managed by Acadian. Listed below are the investment professionals of the sub-adviser that comprise the team and a description of their business experience.

--------------------------------------------------------------------------------
Name and Title                 Experience
--------------------------------------------------------------------------------
Dr. Gary L. Bergstrom          Mr. Bergstrom founded Acadian in 1977.  He has
Chairman                       over 30 years of continuous experience in global
                               investing.  Mr. Bergstrom started the Putnam
                               International Fund in 1977.  He has published
                               pioneering research on international equity
                               investing and holds a Ph.D. from Massachusetts
                               Institute of Technology.
--------------------------------------------------------------------------------
Ronald D. Frashure             Mr. Frashure has been with Acadian since March
President                      1988.  He has over 30 years of investment
and Co-Chief Investment        experience.  Prior to Acadian, Mr. Frashure
Officer                        spent 17 years at Putnam as Director of Asset
                               Allocation, managing more than $1 billion in
                               assets.  Mr. Frashure plays a key role in
                               investment research and quantitative management
                               at Acadian.  He has published numerous papers
                               and articles on international investing issues.
                               Mr. Frashure holds a B.A. from Massachusetts
                               Institute of Technology and an MBA from Harvard
                               Business School.  He is a Chartered Financial
                               Analyst, a former director of the Boston
                               Security Analysts Society and a member of the
                               Boston Committee on Foreign Relations.
--------------------------------------------------------------------------------
John R. Chisholm               Mr. Chisholm has been with Acadian since July
Executive Vice President       1987.  He has over 17 years of investment
and Co-Chief Investment        experience.  Mr. Chisholm is responsible for
Officer                        oversight of portfolio management and research
                               efforts at Acadian.  Prior to Acadian, Mr.
                               Chisholm was a systems engineer at Draper
                               Laboratories and an analyst for State Street
                               Bank and Trust.  He holds a BS and MBA from
                               Massachusetts Institute of Technology and is a
                               Chartered Financial Analyst and a member of the
                               Boston Security Analysts Society.
--------------------------------------------------------------------------------

Dr. Charles Wang               Dr. Wang has been with Acadian since 2000.  He
Senior Vice President,         is senior portfolio manager and co-director of
Co-Director of Research and    research and responsible for firm's research
Portfolio Manager              agenda and model development.  Prior to joining

                               Acadian, Dr. Wang worked as a senior
                               quantitative equity analyst for a number of
                               investment firms, including Putnam Investments. His professional career has included work on stock valuation, country selection, currency forecasting, as well as strategic research on active/passive investments and index construction. Dr. Wang also brings a distinguished academic background in mathematics and finance to bear on professional asset management. Dr. Wang holds a Ph.D. from Yale's School of Management, a B.S. in mathematics from Beijing University and an M.S. from the University of Massachusetts.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Name and Title                 Experience
--------------------------------------------------------------------------------
Brian K. Wolahan               Mr. Wolahan has been with Acadian since March
Senior Vice President          1990.  Mr. Wolahan is responsible for developing
and Co-Director of Research    and applying quantitative techniques to the
and Portfolio Manager          evaluation of markets and securities at
                               Acadian.  Prior to Acadian, Mr. Wolahan worked
                               for Bank of New England and Mars Inc.  He holds
                               a BA from Lehigh University and a MBA from
                               Massachusetts Institute of Technology and is a
                               Chartered Financial Analyst and a member of the
                               Boston Security Analysts Society.
--------------------------------------------------------------------------------
Raymond F. Mui                 Mr. Mui has been with Acadian since July 1991.
Senior Vice President          Mr. Mui specializes in the development of
and Portfolio Manager          investment strategies for the developed and
                               emerging equity markets for Acadian.  Prior to
                               Acadian, Mr. Mui was a member of the senior
                               technical staff at Hughes Aircraft.  He holds
                               degrees from the University of Michigan,
                               California State University and a MBA from
                               Boston University.
--------------------------------------------------------------------------------
Richard O. Barry               Mr. Barry is the managing director of the
Senior Vice President and      Singapore Office of Acadian.  He has 10 years of
Portfolio Manager              investment experience and is focused on
                               portfolio management, trading and client
                               service.  Mr. Barry is a Chartered Financial
                               Analyst with a degree from Providence College.
--------------------------------------------------------------------------------
Matthew J. Cohen               Mr. Cohen has been with Acadian since October
Senior Vice President and      1994.  Mr. Cohen manages investment processes
Portfolio Manager              and data at Acadian and plays a key role in
                               investment research.  Mr. Cohen holds a BS from
                               Rensselaer Polytechnic Institute and a MBA from
                               Boston University and is a Chartered Financial
                               Analyst.
--------------------------------------------------------------------------------


Compensation. Acadian compensates the portfolio managers for their management of the Funds. Each portfolio manager's compensation consists of an industry competitive base salary, discretionary bonus, and equity distributions. The portfolio manager's discretionary bonus is based on the overall performance of Acadian, in terms of profitability.

Fund Shares Owned by the Portfolio Managers. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds as of July 31, 2005. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.


--------------------------------------------------------------------------------

      Name        Conservative    Balanced Fund     Moderate       Growth Fund
                      Fund                         Growth Fund
--------------------------------------------------------------------------------
Dr. Bergstrom
--------------------------------------------------------------------------------
Mr. Frashure
--------------------------------------------------------------------------------
Mr. Chisholm
--------------------------------------------------------------------------------
Dr. Wang
--------------------------------------------------------------------------------
Mr. Wolahan
--------------------------------------------------------------------------------
Mr. Mui
--------------------------------------------------------------------------------
Mr. Barry
--------------------------------------------------------------------------------
Mr. Cohen

--------------------------------------------------------------------------------

Other Accounts. As of July 31, 2005, Acadian's portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.


--------------------------------------------------------------------------------

     Name           Registered          Other Pooled          Other Accounts
                Investment Companies Investment Vehicles
--------------------------------------------------------------------------------
                Number of  Total     Number of  Total     Number of   Total
                 Accounts   Assets    Accounts   Assets    Accounts     Assets
--------------------------------------------------------------------------------
Dr. Bergstrom   __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Frashure    __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Chisholm    __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Dr. Wang        __________ $_______  __________ $_______  __________  $_______
--------------------------------------------------------------------------------
Mr. Wolahan     __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Mui         __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Barry       __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Cohen       __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )

--------------------------------------------------------------------------------


Conflicts of Interest. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.


Analytic Investors, Inc.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Analytic Investors, Inc. ("Analytic"). The Sub-Advisory Agreement provides certain limitations on Analytic's liability, but also provides that Analytic will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Funds, Analytic is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Analytic, which is computed and paid monthly at an annual rate of 0.35% of the average daily net assets so managed.

Listed below are the investment professionals of the sub-adviser that form the teams primarily responsible for the day-to-day management of the assets of the Funds managed by Analytic and a biographical description of each member.

--------------------------------------------------------------------------------
Name and Title                 Experience
--------------------------------------------------------------------------------
Harindra de Silva, Ph.D., CFA  University of California, Irvine, Ph.D.,
President                      Finance, William E. Simon School of Management,
                               University of Rochester, MS in Economics, and
                               MBA in Finance, University of Manchester
                               Institute of Science and Technology, BS,
                               Mechanical Engineering.  Chartered Financial
                               Analyst.  Dr. de Silva has been with Analytic
                               since May 1995, serving as its President and a
                               Director since May 1999.  Concurrently, he
                               serves as a Director to Analytic US Market
                               Neutral Offshore, Ltd., since January 1999;
                               Director to Analytic US Market Neutral Offshore
                               Master, Ltd., since November 2001; Director to
                               Analytic US Market Neutral Offshore II, Ltd. and
                               Analytic US Market Neutral Offshore Master II,
                               Ltd., since May 2002.  He served as President of
                               Analytic/TSA Investors, Inc., from April 1998 to
                               January 2001; Managing Director of Analytic/TSA
                               Investors, Inc., from October 1997 to April
                               1998; President of the Analytic Optioned Equity
                               Fund, from April 1997 to August 1998; President
                               of Analysis Group (Economic Management
                               Consultant), from April 1986 to March 1998;
                               President of AG Risk Management (Investment
                               Management Consultant), from May 1993 to March
                               1998; and President of Analytic Series Fund,
                               from April 1997 to July 1998.
--------------------------------------------------------------------------------
Gregory McMurran               California State University, Fullerton, MA in
Chief Investment Officer       Economics; University of California, Irvine, BS
                               in Economics.  Mr. McMurran has been with
                               Analytic since October 1976, serving as its
                               Chief Investment Officer since January 1998.  He
                               has also served as a Director and Portfolio
                               Manager for Analytic, from February 1996 to
                               January 1998; Chief Investment Officer for
                               Analytic/TSA Investors, Inc., from October 1997
                               to February 2001; and Senior Vice President and
                               Senior Portfolio Manager for Analytic Investment
                               Management, from October 1976 to February 1996.
--------------------------------------------------------------------------------

Dennis M. Bein, CFA            Anderson Graduate School of Management at the
Chief Investment Officer       University of California, Riverside, MBA;

                               University of California, Riverside, BA in
                               Business Administration, Chartered Financial
                               Analyst.  Mr. Bein has been with Analytic since
                               August 1995.  He has also served as a Portfolio
                               Manager for Analytic/TSA Investors, Inc., from
                               August 1995 to January 2001; and Senior
                               Associate for Analysis Group (Economic
                               Management Consultant), from 1990 to 1998.
--------------------------------------------------------------------------------
Steven Sapra, CFA              University of Southern California, MA in
Portfolio Manager              Economics; California State Polytechnic
                               University, Pomona, BS in Economics.  Chartered
                               Financial Analyst.  Mr. Sapra has been with
                               Analytic since September 1999.  He has also
                               served as a Portfolio Manager for Analytic/TSA
                               Investors, Inc., from September 1999 to January
                               2001; and a Consultant for BARRA, Inc., from
                               July 1997 to August 1999.
--------------------------------------------------------------------------------

Compensation. Analytic compensates the portfolio managers for their management of the Funds. Each portfolio manager's compensation consists of an industry competitive base salary, discretionary bonus, and equity distributions. The portfolio manager's discretionary bonus is based on the overall performance of Analytic, in terms of profitability.

Fund Shares Owned by the Portfolio Managers. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds as of July 31, 2005. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.


--------------------------------------------------------------------------------

      Name        Conservative    Balanced Fund     Moderate       Growth Fund
                      Fund                         Growth Fund
--------------------------------------------------------------------------------
Dr. de Silva
--------------------------------------------------------------------------------
Mr. McMurran
--------------------------------------------------------------------------------
Mr. Bein
--------------------------------------------------------------------------------
Mr. Sapra

--------------------------------------------------------------------------------


Other Accounts. As of July 31, 2005, Analytic's portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.


--------------------------------------------------------------------------------

     Name           Registered          Other Pooled          Other Accounts
                Investment Companies Investment Vehicles
--------------------------------------------------------------------------------
                Number of  Total     Number of  Total     Number of   Total
                 Accounts   Assets    Accounts   Assets    Accounts     Assets
--------------------------------------------------------------------------------
Dr. de Silva    __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. McMurran    __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Bein        __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Sapra       __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )

--------------------------------------------------------------------------------


Conflicts of Interest. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.


Barrow, Hanley, Mewhinney & Strauss, Inc.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow, Hanley"). The Sub-Advisory Agreement provides certain limitations on Barrow, Hanley's liability, but also provides that Barrow, Hanley will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Funds, Barrow, Hanley is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Barrow, Hanley, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund's average daily net assets so managed, which will be 0.15% for U.S. Intermediate Fixed Income, 0.15% for U.S. Core Fixed Income, 0.35% for U.S. Large Cap Value, 0.45% for U.S. Mid Cap Value and 0.50% for U.S. Small Cap Value.

Listed below are the investment professionals of the sub-adviser that form the teams primarily responsible for the day-to-day management of the assets of the Funds managed by Barrow, Hanley and a biographical description of each member.

--------------------------------------------------------------------------------
Name and Title                 Experience
--------------------------------------------------------------------------------
James P. Barrow                Mr. Barrow founded Barrow, Hanley in August
Principal, Large Cap Value     1979.  During his 42-year investment career, Mr.
Equity Portfolio Manager       Barrow has worked as a securities analyst and
                               portfolio manager for several major
                               institutions, including Citizens & Southern Bank
                               of South Carolina, Atlantic Richfield and
                               Reliance Insurance.  In 1973 he joined Republic
                               National Bank of Dallas, where he worked with
                               Tim Hanley and John Strauss.  Mr. Barrow holds a
                               B.S. from the University of South Carolina.
--------------------------------------------------------------------------------
Richard A. Englander, CFA      Mr. Englander has been with Barrow, Hanley since
Principal, Large Cap Value     April 1985.  During his 41-year investment
Equity Portfolio Manager       career, Mr. Englander has worked as vice
                               president and portfolio manager at Philadelphia
                               Life Asset Management Company, a senior vice
                               president and manager of the equity group at INA
                               Capital Management Corporation, and a vice
                               president and portfolio manager at General
                               Accident Group.  Mr. Englander holds a B.S. from
                               Penn State University and a M.B.A. from the
                               Wharton School of the University of Pennsylvania.
--------------------------------------------------------------------------------
J. Ray Nixon, Jr.              Mr. Nixon has been with Barrow, Hanley since
Principal, Large Cap Value     June 1994.  Prior to joining Barrow, Hanley, Mr.
Equity Portfolio Manager       Nixon was with Smith Barney, Inc. where he was a
                               member of the firm's Investment Policy Committee
                               and served as its lead institutional stockbroker
                               for the Southwest.  During his 27-year
                               investment career, he also served as a research
                               analyst for the Teacher Retirement System of
                               Texas.  Mr. Nixon holds a B.A. and a M.B.A. from
                               the University of Texas at Austin.
--------------------------------------------------------------------------------
Robert J. Chambers, CFA        Mr. Chambers has been with Barrow, Hanley since
Principal, Large Cap Value     August 1994.  During his 32-year investment
Equity Portfolio Manager       career, Mr. Chambers has worked as a senior
                               securities analyst and portfolio manager for
                               General Accident Group, the U.S. subsidiary of
                               General Accident Fire and Life Assurance Co.,
                               Ltd of Perth, Scotland.  Mr. Chambers holds a
                               B.S. from Drexel University.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Name and Title                 Experience
--------------------------------------------------------------------------------
Timothy J. Culler, CFA         Mr. Culler has been with Barrow, Hanley since
Principal, Large Cap Value     May 1999.  Prior to joining Barrow, Hanley, Mr.
Equity Portfolio Manager       Culler was with INVESCO Capital Management,
                               where he served as its Chief Investment
                               Officer.  Prior to his nine years at INVESCO, he
                               served as a securities analyst and portfolio
                               manager at First Union National Bank in
                               Charlotte, South Carolina, where he began his
                               20-year career in the investment management
                               industry.  Mr. Culler holds a M.A. from Miami
                               University.
--------------------------------------------------------------------------------


Compensation. Barrow, Hanley compensates the portfolio managers for their management of the Funds. Each portfolio manager's compensation consists of an industry competitive base salary, discretionary bonus, and equity distributions. The portfolio manager's discretionary bonus is based on the overall performance of Acadian, in terms of profitability.

Fund Shares Owned by the Portfolio Managers. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds as of July 31, 2005. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.


--------------------------------------------------------------------------------

      Name        Conservative    Balanced Fund     Moderate       Growth Fund
                      Fund                         Growth Fund
--------------------------------------------------------------------------------
Mr. Barrow
--------------------------------------------------------------------------------
Mr. Englander
--------------------------------------------------------------------------------
Mr. Nixon
--------------------------------------------------------------------------------
Mr. Chambers
--------------------------------------------------------------------------------
Mr. Culler

--------------------------------------------------------------------------------


Other Accounts. As of July 31, 2005, Barrow, Hanley's portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.


--------------------------------------------------------------------------------

     Name           Registered          Other Pooled          Other Accounts
                Investment Companies Investment Vehicles
--------------------------------------------------------------------------------
                Number of  Total     Number of  Total     Number of   Total
                 Accounts   Assets    Accounts   Assets    Accounts     Assets
--------------------------------------------------------------------------------
Mr. Barrow      __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Englander   __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Nixon       __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Chambers    __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Culler      __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )

--------------------------------------------------------------------------------

Conflicts of Interest. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.


Clay Finlay Inc.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Clay Finlay Inc. ("Clay Finlay"). The Sub-Advisory Agreement provides certain limitations on Clay Finlay's liability, but also provides that Clay Finlay will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Funds, Clay Finlay is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Clay Finlay, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund's average daily net assets so managed, which will be 0.45% for International Large Cap Equity and 0.50% for Emerging Markets Equity.

Listed below are the investment professionals of the sub-adviser that form the teams primarily responsible for the day-to-day management of the assets of the Funds managed by Clay Finlay and a biographical description of each member.

--------------------------------------------------------------------------------
Name and Title                 Experience
--------------------------------------------------------------------------------
Robert C. Schletter, CFA       Joined Clay Finlay in 1984.  Member of the
Chief Investment Officer       Investment Policy Committee and has been Chief
                               Investment Officer or Co-Chief Investment
                               Officer since March 2003.  Graduated from
                               Northwestern University with a B.S. in 1974;
                               received a M.B.A. from Colgate Darden School of
                               Business Administration, University of Virginia,
                               in 1979.  Chartered Financial Analysts since
                               1982.  Before joining Clay Finlay, Mr. Schletter
                               was a Senior Vice President and Portfolio
                               Manager at Morgan Guaranty Trust (New York) from
                               1981 to 1984, and a Securities Analyst from 1979
                               to 1981.
--------------------------------------------------------------------------------
Carol Franklin, CFA            Joined Clay Finlay in 2004.  Member of the
Senior Portfolio Manager       Investment Policy Committee.  Graduated from
                               Smith College with a B.A. in 1975; received a
                               M.B.A. from Columbia University in 1980.
                               Chartered Financial Analysts since 1985.  Before
                               joining Clay Finlay, Ms. Franklin was a Managing
                               Director, Head of Global Equity Selection Team
                               at Deutsche Asset Management, in 2001 and 2002;
                               was a Managing Director, Global Equity Group at
                               Scudder Kemper Investments, from 1981 to 2001;
                               and a Associate at Bank of America.
--------------------------------------------------------------------------------
Gregory M. Jones, CFA          Joined Clay Finlay in 1995.  Member of the
Senior Portfolio Manager       Investment Policy Committee.  Graduated from
                               Duke University with a B.A. in 1981; received a
                               M.B.A. from University of Chicago in 1993.
                               Chartered Financial Analysts since 1988.  Before
                               joining Clay Finlay, Mr. Jones was a Portfolio
                               Manager, Analyst with The Northern Trust Co. in
                               Chicago and Dean Witter Reynolds and a Credit
                               Analyst with Riggs National Bank.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Name and Title                 Experience
--------------------------------------------------------------------------------
Richard Begun                  Joined Clay Finlay in 2001.  Graduated from
Portfolio Manager, Senior      Binghamton University with a B.S.; received a
Research Analyst               M.A. in Economics from Brooklyn College;
                               received a M.B.A. from Bernard M. Baruch.
                               Before joining Clay Finlay, Mr. Begun was a
                               Managing Director with Horizon Asset Management,
                               Equity Portfolio Manager, Vice President of
                               Orbitex Group of Funds, Institutional Equity
                               Portfolio Manager at The Bank of New York,
                               Associate Consultant at Evaluation Associates
                               and Senior Corporate Financial Analyst at Marsh
                               & McClennan Companies.
--------------------------------------------------------------------------------
Jennifer Kwong                 Joined Clay Finlay in 2000.  Graduated from
Portfolio Manager, Senior      London School of Economics with a B.Sc.  Before
Research Analyst               joining Clay Finlay, Ms. Kwong was a Vice
                               President with Merrill Lynch in New York, and
                               Economic and Investment Analyst with Maybank
                               Securities in Kuala Lumpur.
--------------------------------------------------------------------------------
Lauren C. Lambert, CFA         Joined Clay Finlay in 2002.  Graduated from New
Portfolio Manager, Senior      York University with a B.A.; received a M.A.
Research Analyst               from New York University.  Before joining Clay
                               Finlay, was a Portfolio Manager with Scudder
                               Stevens & Clark in New York, Investment Analyst
                               with US Trust Company of NY and Drexel Burnham
                               Lambert.
--------------------------------------------------------------------------------
Steven Miller                  Joined Clay Finlay in 2001.  Graduated from
Portfolio Manager, Senior      University of Michigan with a B.B.A.; received a
Research Analyst               M.B.A. from Kellogg Graduate School of
                               Management.  Before joining Clay Finlay, Mr.
                               Miller was a Sr. Global Equity portfolio manager
                               at Fiduciary Trust Company in New York and
                               Global Equity portfolio manager at Vital
                               Insurance in Oslo, Norway.
--------------------------------------------------------------------------------
Miwa Seki                      Joined Clay Finlay in 1997.  Graduated from Keio
Portfolio Manager, Senior      University with a B.A.; received a M.B.A. from
Research Analyst               Harvard University.  Before joining Clay Finlay,
                               was with Morgan Stanley Japan Ltd, Smith Barney
                               and Dentsu in Tokyo.
--------------------------------------------------------------------------------


Compensation. Clay Finlay compensates the portfolio managers for their management of the Funds. Each portfolio manager's compensation consists of an industry competitive base salary, discretionary bonus, and equity distributions. The portfolio manager's discretionary bonus is based on the overall performance of Acadian, in terms of profitability.

Fund Shares Owned by the Portfolio Managers. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds as of July 31, 2005. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.

--------------------------------------------------------------------------------

      Name        Conservative    Balanced Fund     Moderate       Growth Fund
                      Fund                         Growth Fund
--------------------------------------------------------------------------------
Mr. Schletter
--------------------------------------------------------------------------------
Ms. Franklin
--------------------------------------------------------------------------------
Mr. Jones
--------------------------------------------------------------------------------
Mr. Begun
--------------------------------------------------------------------------------
Ms. Kwong
--------------------------------------------------------------------------------
Ms. Lambert
--------------------------------------------------------------------------------
Mr. Miller
--------------------------------------------------------------------------------
Ms. Seki

--------------------------------------------------------------------------------


Other Accounts. As of July 31, 2005, Clay Finlay's portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.


--------------------------------------------------------------------------------

     Name           Registered          Other Pooled          Other Accounts
                Investment Companies Investment Vehicles
--------------------------------------------------------------------------------
                Number of  Total     Number of  Total     Number of   Total
                 Accounts   Assets    Accounts   Assets    Accounts     Assets
--------------------------------------------------------------------------------
Mr. Schletter   __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Ms. Franklin    __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Jones       __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Begun       __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Ms. Kwong       __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Ms. Lambert     __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
-------------------------------------------------------------------------------
Mr. Miller      __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
-------------------------------------------------------------------------------
Ms. Seki        __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )

--------------------------------------------------------------------------------


Conflicts of Interest. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.


Dwight Asset Management Company

The Trust, on behalf of each Fund, and the Adviser have entered into sub-advisory agreements (the "Sub-Advisory Agreements") with Dwight Asset Management Company ("Dwight"). The Sub-Advisory Agreements provide certain limitations on Dwight's liability, but also provides that Dwight will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Funds, Dwight is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Dwight, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund's average daily net assets so managed, which will be 0.10% for Cash Management, 0.15% for U.S. Intermediate Fixed Income, 0.15% for U.S. Core Fixed Income and 0.25% for U.S. High Yield Fixed Income.

A team of investment professionals is primarily responsible for the day-to-day management of the assets of the Funds managed by Dwight. Listed below are the investment professionals of the sub-adviser that comprise the team and a description of their business experience.

--------------------------------------------------------------------------------
Name and Title                 Experience
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
David T. Kilborn               Mr. Kilborn joined Dwight in 1995.  He has
Senior Vice President /        fourteen years of financial services
Head of Fixed Income           experience.  Prior to Dwight, he was a Fixed
Asset-Backed Securities        Income Securities Trader at Nations Banc Capital
                               Markets, Charlotte, North Carolina.  He received
                               his B.S. from Trinity College.  Mr. Kilborn is a
                               Chartered Financial Analyst.
--------------------------------------------------------------------------------
Robert P. Clancy               Mr. Clancy joined Dwight in 2001.  He has
Senior Vice President          thirty-three years of financial services
Mortgage-Backed Securities     experience.  Prior to Dwight, he was a Vice
                               President at Standish, Ayer & Wood and Senior
                               Vice Portfolio Manager at Dewey Square
                               Investors.  He received his Sc.B. in Applied
                               Mathematics from Brown University.
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
Derrick Wulf, CFA              Mr. Wulf joined Dwight in 1998.  He has six
Vice President                 years of financial services experience.  Prior
Commercial Mortgage-Backed     to Dwight, he was in Institutional Fixed Income
Securities                     Sales at First Union Capital Markets.  He
                               received his B.S. from the University of Vermont.
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

Edward Meigs, CFA              Mr. Meigs joined Dwight in 2001.  He has
Senior Vice President          fourteen years of financial services
High Yield Corporates          experience.  Prior to Dwight, he was a Portfolio

                               Manager with Mt. Washington Investment Group and an Assistant High Yield Manager for Falcon Asset Management. He received his Advanced Bachelor's degree in Economics from Occidental College.
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------



Compensation. Dwight compensates the portfolio managers for their management of the Funds. Each portfolio manager's compensation consists of an industry competitive base salary, discretionary bonus, and equity distributions. The portfolio manager's discretionary bonus is based on the overall performance of Acadian, in terms of profitability.

Fund Shares Owned by the Portfolio Managers. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds as of July 31, 2005. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.

--------------------------------------------------------------------------------

      Name        Conservative    Balanced Fund     Moderate       Growth Fund
                      Fund                         Growth Fund
--------------------------------------------------------------------------------
Mr. Kilborn
--------------------------------------------------------------------------------
Mr. Clancy
--------------------------------------------------------------------------------
Mr. Wulf
--------------------------------------------------------------------------------
Mr. Meigs

--------------------------------------------------------------------------------


Other Accounts. As of July 31, 2005, Dwight's portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.


--------------------------------------------------------------------------------

     Name           Registered          Other Pooled          Other Accounts
                Investment Companies Investment Vehicles
--------------------------------------------------------------------------------
                Number of  Total     Number of  Total     Number of   Total
                 Accounts   Assets    Accounts   Assets    Accounts     Assets
--------------------------------------------------------------------------------
Mr. Kilborn     __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Clancy      __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Wulf        __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Meigs       __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )

--------------------------------------------------------------------------------


Conflicts of Interest. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.


Liberty Ridge Capital, Inc.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Liberty Ridge Capital, Inc. ("Liberty Ridge Capital"). The Sub-Advisory Agreement provides certain limitations on Liberty Ridge Capital's liability, but also provides that Liberty Ridge Capital will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. Prior to October 1, 2004, Liberty Ridge Capital was known as Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter").


The following describes material legal proceedings involving Liberty Ridge Capital. Although none of the legal proceedings described below relates to the Trust, they may have an adverse effect on Liberty Ridge Capital's ability to serve as a Sub-Adviser to the Funds.

In June 2004, Liberty Ridge Capital reached settlement agreements with respect to the market timing and selective disclosure actions filed by the SEC and the New York Attorney General (the "NYAG") with respect to PBHG Funds, a registered investment company for which Liberty Ridge Capital acted as investment advisor. If certain terms and undertakings in the NYAG settlement are not met, the NYAG settlement stipulates that Liberty Ridge Capital shall promptly terminate its management of PBHG Funds. In this event, PBHG Funds' Board of Trustees would be required to seek new management or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the "MDL Court"), the PBHG Funds, Liberty Ridge Capital, its affiliates, and/or certain related and unrelated parties have been named as defendants in a Class Action Suit ("Class Action Suit") and a separate Derivative Suit ("Derivative Suit") (together the "Civil Litigation"). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, Liberty Ridge Capital and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the PBHG Funds' Statement of Additional Information, Exhibit C. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in, or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees of the PBHG Funds, the removal of Liberty Ridge Capital as investment advisor of the PBHG Funds, the removal of PBHG Fund Distributors as distributor of PBHG Funds' shares, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds' 12b-1 Plan.

On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against Liberty Ridge Capital, as well as numerous unrelated mutual fund complexes and financial institutions (the "WVAG Litigation"). PBHG Funds was not named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia, alleges that Liberty Ridge Capital permitted short-term trading in excess of PBHG Funds' disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time PBHG Funds. The WVAG alleges the foregoing violated the West Virginia Consumer Credit and Protection Act (W. Va. Code ss. 46A-1-101, et seq.) and is seeking injunctions; civil monetary penalties; a writ of quo warranto against the defendants for their alleged improper actions; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies (such actions, together with the Civil Litigation and the WVAG Litigation, the "Litigation"). If such other actions are filed, they will be described in the Statement of Additional Information.

At this stage of the Litigation, Liberty Ridge Capital believes that it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge Capital, PBHG Funds or any named defendant. In the event PBHG Funds incurs any losses, costs or expenses in connection with such lawsuits, PBHG Funds' Board of Trustees may pursue claims on behalf of the affected portfolios against any party that may have liability to PBHG Funds in respect thereof. While it is currently too early to predict the result of the Litigation, Liberty Ridge Capital does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment adviser to the PBHG Funds or the Trust. However, Liberty Ridge Capital is currently unable to gauge the level of shareholder redemptions that may result from the news of these pending lawsuits. Redemptions may require the Asset Allocation Funds to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the Asset Allocation Funds. In addition, if Liberty Ridge Capital is unsuccessful in its defense of the WVAG Litigation, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940. Such results could affect the ability of Liberty Ridge Capital or any company that is an affiliated person of Liberty Ridge Capital, including the Advisor and each other Sub-Adviser of the Funds, from serving as an investment adviser to any registered investment company, including the Trust. The Trust has been informed by Liberty Ridge Capital that, if these results occur, Liberty Ridge Capital will seek exemptive relief from the SEC to permit Liberty Ridge Capital and its affiliates to continue to serve as Adviser and Sub-Advisers to the Old Mutual Funds. There is no assurance that such exemptive relief will be granted.


For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Funds, Liberty Ridge Capital is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Liberty Ridge Capital, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund's average daily net assets so managed, which will be 0.35% for U.S. Large Cap Growth, 0.35% for U.S. Large Cap Blend, 0.40% for All Cap Blend, 0.45% for U.S. Mid Cap Equity, 0.45% for U.S. Mid Cap Growth, 0.50% for U.S. Small Cap Growth and 0.50% for U.S. Small Cap Blend.

Listed below are the investment professionals of the sub-adviser that form the teams primarily responsible for the day-to-day management of the assets of the Funds managed by Liberty Ridge Capital and a biographical description of each member.

--------------------------------------------------------------------------------

Name and Title                                    Experience
--------------------------------------------------------------------------------
Michael S. Sutton              Mr. Sutton joined Liberty Ridge Capital in
Senior Vice President and      October 1999.  Prior to Liberty Ridge Capital,
Chief Investment Officer       Mr. Sutton spent seven years with Loomis, Sayles
                               & Co., where he a was a portfolio manager of
                               several large cap growth portfolios.  Prior to
                               that, he was a large cap portfolio manager with
                               Stein, Roe & Farnham.  Mr. Sutton has a BS in
                               Finance, MBA and JD from Florida State
                               University.
--------------------------------------------------------------------------------
Gregory P. Chodaczek           Mr. Chodaczek joined Liberty Ridge Capital in
Vice President and             1998.  Prior to Liberty Ridge Capital, Mr.
Portfolio Manager              Chodaczek was a Senior Financial Analyst for
                               Scientific Atlanta, Inc.  Mr. Chodaczek received
                               his BS from Villanova University and a MS in
                               Finance with concentration in Investments from
                               Georgia State University.
--------------------------------------------------------------------------------
                               Mr. Bell joined Liberty Ridge Capital in 2001.
James B. Bell, CFA             Prior to Liberty Ridge Capital, Mr. Bell worked
Vice President and             for six years as a commercial banker at Allfirst
Portfolio Manager              Bank.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Name and Title                                    Experience
--------------------------------------------------------------------------------
Raymond J. McCaffrey           Mr. McCaffrey joined Liberty Ridge Capital in
Vice President and             1997.  Prior to Liberty Ridge Capital, Mr.
Portfolio Manager              McCaffrey worked for two years as a portfolio
                               manager and analyst at Pitcairn Trust Company.
                               Mr. McCaffrey's investment experience also
                               includes positions at Cypress Capital
                               Management, Independence Capital Management and
                               Fidelity Bank.  Mr. McCaffrey received his BS in
                               Economics from Villanova University and a MS in
                               Industrial Administration from Carnegie Mellon
                               University.
--------------------------------------------------------------------------------
Jerome J. Heppelmann, CFA      Mr. Heppelmann joined Liberty Ridge Capital in
Vice President and             1994.  Prior to Liberty Ridge Capital, Mr.
Portfolio Manager              Heppelmann worked in the Investment Advisory
                               Group at SEI Investments.  Mr. Heppelmann
                               received his BBS in Finance from the University
                               of Notre Dame.
--------------------------------------------------------------------------------
Peter J. Niedland, CFA         Mr. Niedland joined Liberty Ridge Capital in
Vice President and             1993.  Mr. Niedland received his BA in Economics
Portfolio Manager              and Marketing from the University of Richmond.
--------------------------------------------------------------------------------
James M. Smith, CFA            Mr. Smith joined Liberty Ridge Capital in 1993.
Vice President and             Mr. Smith has over 25 years of investment
Portfolio Manager              experience in equity portfolio management and
                               research.  Mr. Smith received his BS from
                               Washington & Lee University and his MBA in
                               Finance & Marketing from Northwester University.
--------------------------------------------------------------------------------



Compensation. Liberty Ridge Capital compensates the portfolio managers for their management of the Funds. Each portfolio manager's compensation consists of an industry competitive base salary, discretionary bonus, and equity distributions. The portfolio manager's discretionary bonus is based on the overall performance of Liberty Ridge Capital, in terms of profitability.

Fund Shares Owned by the Portfolio Managers. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds as of July 31, 2005. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.


--------------------------------------------------------------------------------

      Name        Conservative    Balanced Fund     Moderate       Growth Fund
                      Fund                         Growth Fund
--------------------------------------------------------------------------------
Mr. Sutton
--------------------------------------------------------------------------------
Mr. Baker
--------------------------------------------------------------------------------
Mr. Bell
--------------------------------------------------------------------------------
Mr. Heppelmann
--------------------------------------------------------------------------------
Mr. Smith

--------------------------------------------------------------------------------


Other Accounts. As of July 31, 2005, Liberty Ridge Capital's portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.

--------------------------------------------------------------------------------

     Name           Registered          Other Pooled          Other Accounts
                Investment Companies Investment Vehicles
--------------------------------------------------------------------------------
                Number of  Total     Number of  Total     Number of   Total
                 Accounts   Assets    Accounts   Assets    Accounts     Assets
--------------------------------------------------------------------------------
Mr. Sutton      __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Baker       __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Bell        __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Heppelmann  __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Smith       __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )

--------------------------------------------------------------------------------


Conflicts of Interest. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.

Heitman Real Estate Securities LLC

The Trust, on behalf of the Funds, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Heitman Real Estate Securities LLC ("Heitman"). The Sub-Advisory Agreement provides certain limitations on Heitman's liability, but also provides that Heitman will not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. Notwithstanding the foregoing, nothing contained in the Sub-Advisory Agreement shall constitute a waiver by the Trust or the Funds of any of their respective legal rights under applicable U.S. federal securities laws or any other laws whose applicability is not permitted to be contractually waived.

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Funds, Heitman is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Heitman, which is computed and paid monthly at an annual rate of 0.40% of the average daily net assets so managed.

A team of investment professionals is primarily responsible for the day-to-day management of the assets of the Funds managed by Heitman. Listed below are the investment professionals of the Sub-Adviser that comprise the team primarily responsible for the day-to-day management of the assets of the Funds managed by Heitman and a brief biographical description of each member.


--------------------------------------------------------------------------------

Name and Title                 Experience
--------------------------------------------------------------------------------
Timothy J. Pire, CFA,          Mr. Pire has overall responsibility for
Managing Director and          portfolio management and marketing,
Portfolio Manager              investigation and analysis of publicly traded
                               REITs and implementation of Heitman's investment strategy through portfolio management. Mr. Pire performed similar duties for PRA Securities

--------------------------------------------------------------------------------
Name and Title                 Experience
--------------------------------------------------------------------------------

                               Advisors, L.P., before the acquisition of its
                               advisory business by Heitman.  From 1990 to
                               1992, Mr. Pire was an Associate Appraiser with
                               Lyon, Skelte & Speirs in Seattle, Washington,
                               where he was involved in valuation of commercial
                               real estate and writing full narrative
                               appraisals.  Mr. Pire received his Bachelor of
                               Science and Masters of Science degrees from the
                               University of Wisconsin.  Mr. Pire is also a
                               Chartered Financial Analyst.
--------------------------------------------------------------------------------
Randall E. Newsome, Executive  Mr. Newsome is responsible for portfolio
Vice President and Portfolio   management, investigation and analysis of the
Manager                        publicly traded REITs and implementation of the
                               investment strategy through portfolio
                               management.  Mr. Newsome performed similar
                               duties for PRA Securities Advisors, L.P., before
                               the acquisition of its advisory business by
                               Heitman.  From 1989 to 1993, Mr. Newsome was
                               Vice President with the Stratus Corporation in
                               Chicago, Illinois, where he was responsible for
                               property management, leasing and construction
                               management.  Mr. Newsome received his Bachelor
                               of Science degree from Illinois Wesleyan
                               University.
--------------------------------------------------------------------------------

Larry S. Antonatos, Senior     Mr. Antonatos is responsible for portfolio
Vice President and Portfolio   management, investigation and analysis of the
Manager                        publicly traded REITs and implementation of the
                               investment strategy through portfolio
                               management.  Mr. Antonatos also oversees
                               Heitman's trading positions.  Prior to joining
                               Heitman, Mr. Antonatos served as Associate
                               Director with Fitch Investors Service, L.P. in
                               New York City (1997-1998) and as a portfolio manager with Equitable Real Estate Investment
                               Management, Inc. in Chicago from 1992 to 1997.
                               Mr. Antonatos received his Bachelor of
                               Engineering degree from Vanderbilt University and a Masters of Business Administration from The Wharton School of the University of
                               Pennsylvania.

--------------------------------------------------------------------------------

Compensation. Heitman compensates the portfolio managers for their management of the Funds. Each portfolio manager's compensation consists of an industry competitive base salary, discretionary bonus, and equity distributions. The portfolio manager's discretionary bonus is based on the overall performance of Acadian, in terms of profitability.

Fund Shares Owned by the Portfolio Managers. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds as of July 31, 2005. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.

--------------------------------------------------------------------------------
      Name        Conservative    Balanced Fund     Moderate       Growth Fund
                      Fund                         Growth Fund
--------------------------------------------------------------------------------
Mr. Pire
--------------------------------------------------------------------------------
Mr. Newsome
--------------------------------------------------------------------------------
Mr. Antonatos
--------------------------------------------------------------------------------

Other Accounts. As of July 31, 2005, Heitman's portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.

-------------------------------------------------------------------------------
     Name           Registered          Other Pooled          Other Accounts
                Investment Companies Investment Vehicles
--------------------------------------------------------------------------------
                Number of  Total     Number of  Total     Number of   Total
                 Accounts   Assets    Accounts   Assets    Accounts     Assets
--------------------------------------------------------------------------------
Mr. Pire        __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Newsome     __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Antonatos   __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )

--------------------------------------------------------------------------------

Conflicts of Interest. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.


Provident Investment Counsel

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Provident Investment Counsel ("Provident"). The Sub-Advisory Agreement provides certain limitations on Provident's liability, but also provides that Provident will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Funds, Provident is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Provident, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund's average daily net assets so managed, which will be 0.35% for U.S. Large Cap Growth and 0.45% for U.S. Mid Cap Growth.

Listed below are the investment professionals of the sub-adviser that form the teams primarily responsible for the day-to-day management of the assets of the Funds managed by Provident and a biographical description of each member.

--------------------------------------------------------------------------------
Name and Title                 Experience
--------------------------------------------------------------------------------
James M. Landreth, CFA         Mr. Landreth joined Provident in 1995.  He has
Senior Vice President          served as a Senior Vice President, Research, a
                               Vice President, Research and as a Research
                               Analyst.  Mr. Landreth received his BS from San
                               Diego State University and MBA from the
                               University of Southern California.  Chartered
                               Financial Analyst, since 1996.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Name and Title                 Experience
--------------------------------------------------------------------------------
Evelyn D. Lapham, CFA          Ms. Lapham joined Provident in 1997.  She has
Managing Director              served as a Managing Director and a Senior Vice
                               President, Portfolio Manager.  Ms. Lapham
                               received her BA from Miami University and MBA
                               from the Stern School of Business.  Chartered
                               Financial Analyst, since 1994.
--------------------------------------------------------------------------------
Andrew J. Pearl, CFA           Mr. Pearl joined Provident in 1995.  In addition
Managing Director              to his service as a Managing Director and Senior
                               Vice President, Research with Provident, Mr.
                               Pearl was a general partner with Langham Street
                               Capital from March 2001 to April 2002.  Mr.
                               Pearl received his BA from Cornell University
                               and JD from Harvard University.  Chartered
                               Financial Analyst, since 1995.
--------------------------------------------------------------------------------
Anne E. Westreich, CFA         Ms. Westreich joined Provident in 1997.  She has
Senior Vice President          served as a Senior Vice President, Research, a
                               Vice President, Research and as a Research
                               Analyst.  Ms. Westreich received her BS from
                               California State University, Fullerton.
                               Chartered Financial Analyst, since 1995.
--------------------------------------------------------------------------------
John J. Yoon, CFA              Mr. Yoon joined Provident in 1998.  He has
Senior Vice President          served as a Senior Vice President, Research, and
                               a Vice President, Research.  Mr. Yoon received
                               his AB from Harvard College and MBA from
                               Anderson School, UCLA.  Chartered Financial
                               Analyst, since 1998.
--------------------------------------------------------------------------------
Susan J. Perkins, CFA          Ms. Perkins is a senior vice president and a
Senior Vice President          portfolio manager of the large cap strategies.
                               She is also responsible for research coverage of
                               the healthcare sector.  Ms. Perkins has been in
                               the investment industry since 1981.  Prior to
                               joining Provident Investment Counsel, she was a
                               portfolio manager and analyst with ARCO
                               Investment Management Co.  She also held
                               positions as the director of Southeast Research
                               at Raymond James & Associates, and as vice
                               president of E.F. Hutton & Co.  Ms. Perkins
                               earned her BS from the University of Vermont and
                               an MBA from the Stern School of Business at New
                               York University.  She is a Chartered Financial
                               Analyst and a member of the CFA Institute.
--------------------------------------------------------------------------------
Derek S. Derman, CFA           Mr. Derman is a senior Vice president and a
Senior Vice President          portfolio manager of the large cap portfolio
                               strategies. He is also responsible for research coverage in the financials and industrial sectors. Mr. Derman has been in the investment industry since 1991. Prior to joining Provident
                               Investment Counsel, he was a research analyst at Wedbush Morgan Securities, and an associate vice president for Van Deventer & Hoch. Before that, he was an investment officer for Bethlehem Steel
                               Pension Trust and held an analyst position at Wilshire Associates. Mr. Derman holds a BA in economics from the University of California, San
                               Diego and an MBA from Cornell University's
                               Johnson Graduate School of Management.  He is a
                               Chartered Financial Analyst and a member of the CFA Institute.

--------------------------------------------------------------------------------

Compensation. Provident compensates the portfolio managers for their management of the Funds. Each portfolio manager's compensation consists of an industry competitive base salary, discretionary bonus, and equity distributions. The portfolio manager's discretionary bonus is based on the overall performance of Acadian, in terms of profitability.

Fund Shares Owned by the Portfolio Managers. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds as of July 31, 2005. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.


--------------------------------------------------------------------------------

      Name        Conservative    Balanced Fund     Moderate       Growth Fund
                      Fund                         Growth Fund
--------------------------------------------------------------------------------
Mr. Landreth
--------------------------------------------------------------------------------
Ms. Lapham
--------------------------------------------------------------------------------
Mr. Pearl
--------------------------------------------------------------------------------
Ms. Westreich
--------------------------------------------------------------------------------
Mr. Yoon
--------------------------------------------------------------------------------
Ms. Perkins
--------------------------------------------------------------------------------
Mr. Derman

--------------------------------------------------------------------------------


Other Accounts. As of July 31, 2005, Provident's portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.


--------------------------------------------------------------------------------

     Name           Registered          Other Pooled          Other Accounts
                Investment Companies Investment Vehicles
--------------------------------------------------------------------------------
                Number of  Total     Number of  Total     Number of   Total
                 Accounts   Assets    Accounts   Assets    Accounts     Assets
--------------------------------------------------------------------------------
Mr. Landreth    __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Ms. Lapham      __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Pearl       __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Ms. Westreich   __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Yoon        __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Ms. Perkins     __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Derman      __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )

--------------------------------------------------------------------------------


Conflicts of Interest. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another.

Another potential conflict could include the portfolio managers' knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.


Rogge Global Partners PLC

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Rogge Global Partners PLC ("Rogge"). The Sub-Advisory Agreement provides certain limitations on Rogge's liability, but also provides that Rogge will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Funds, Rogge is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Rogge, which is computed and paid monthly at an annual rate of 0.25% of the average daily net assets so managed.

Listed below are the investment professionals of the sub-adviser that form the teams primarily responsible for the day-to-day management of the assets of the Funds managed by Rogge and a biographical description of each member.

--------------------------------------------------------------------------------
Name and Title                 Experience
--------------------------------------------------------------------------------
Olaf Rogge                     Mr. Rogge founded Rogge in 1984.  Prior to
Partner, Portfolio Manager     Rogge, Mr. Rogge was a managing director of L.F.
                               Rothschild Unterberg Towbin in New York and its
                               international asset management company in
                               London; he was a senior investment manager of
                               Lombard Odier International Portfolio
                               Management; and also spend time in the
                               investment departments of W. Greenwell & Co. and
                               M. M. Warburg-Brinkmann, Wirtz & Co.  Mr. Rogge
                               is a member of the UK Society of Investment
                               Professionals.  He was educated at the Banking
                               University in Hamburg, Germany, finishing as a
                               qualified banker.
--------------------------------------------------------------------------------
Richard Bell                   Mr. Bell joined Rogge in 1990.  Prior to Rogge,
Partner, Portfolio Manager     Mr. Bell was with the bond department of Daiwa
                               Europe Ltd. where he was manager of fixed income
                               research.  Mr. Bell was educated at the
                               University of Bath where he earned a First Class
                               Bachelor's Degree in Economics and at the
                               University of York where he received a Master's
                               Degree in Economics.
--------------------------------------------------------------------------------
John Graham                    Mr. Graham joined Rogge in 1994.  Prior to
Partner, Portfolio Manager     Rogge, Mr. Graham was the head of multicurrency
                               portfolio management for J.P. Morgan; and the
                               head of non-dollar sales at Salomon Brothers,
                               London.  Mr. Graham received a Bachelor's Degree
                               in Political Science from the University of
                               Wisconsin and a Master's Degree in International
                               Affairs from Johns Hopkins School of Advanced
                               International Studies.
--------------------------------------------------------------------------------
Adrian James                   Mr. James joined Rogge in 1995.  Prior to Rogge,
Partner, Portfolio Manager     Mr. James was a director and served as the
                               international bond economist for NatWest Capital
                               Markets; and was an analyst with Sun Alliance.
                               Mr. James graduated with honors with a
                               Bachelor's Degree in Economics/Econometrics from
                               the University of York.  He is a member of the
                               Institute for Investment Management Research and
                               the European Federation of Financial Analysts.
--------------------------------------------------------------------------------

Compensation. Rogge compensates the portfolio managers for their management of the Funds. Each portfolio manager's compensation consists of an industry competitive base salary, discretionary bonus, and equity distributions. The portfolio manager's discretionary bonus is based on the overall performance of Acadian, in terms of profitability.

Fund Shares Owned by the Portfolio Managers. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds as of July 31, 2005. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.


--------------------------------------------------------------------------------

      Name        Conservative    Balanced Fund     Moderate       Growth Fund
                      Fund                         Growth Fund
--------------------------------------------------------------------------------
Mr. Rogge
--------------------------------------------------------------------------------
Mr. Bell
--------------------------------------------------------------------------------
Mr. Graham
--------------------------------------------------------------------------------
Mr. James

--------------------------------------------------------------------------------


Other Accounts. As of July 31, 2005, Rogge's portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.


--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

     Name           Registered          Other Pooled          Other Accounts
                Investment Companies Investment Vehicles
--------------------------------------------------------------------------------
                Number of  Total     Number of  Total     Number of   Total
                 Accounts   Assets    Accounts   Assets    Accounts     Assets
--------------------------------------------------------------------------------
Mr. Rogge       __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Bell        __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Graham      __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. James       __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )

--------------------------------------------------------------------------------


Conflicts of Interest. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.

Thompson, Siegel & Walmsley, Inc.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Thompson, Siegel & Walmsley, Inc. ("TS&W"). The Sub-Advisory Agreement provides certain limitations on TS&W's liability, but also provides that TS&W will not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Funds, TS&W is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by TS&W, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund's average daily net assets so managed, which will be 0.35% for U.S. Large Cap Value, 0.40% for U.S. All Cap Value, 0.45% for U.S. Mid Cap Value, 0.475% for U.S. Small/Mid Cap Value and 0.50% for U.S. Small Cap Value.

Listed below are the investment professionals of the sub-adviser that form the teams primarily responsible for the day-to-day management of the assets of the Funds managed by TS&W and a biographical description of each member.

--------------------------------------------------------------------------------
Name and Title                 Experience
--------------------------------------------------------------------------------
Elizabeth Cabell Jennings, CFA Ms. Jennings joined TS&W in 1986.  Prior to
Senior Vice President          TS&W, she was a Trust Administrator with Crestar
                               Bank (formerly United Virginia Bank).  She
                               received her BA from the College of William &
                               Mary.
--------------------------------------------------------------------------------
Matthew G. Thompson, CFA       Mr. Thompson has been with TS&W since 1969.  He
President                      received his BS from Washington & Lee University
                               and a MBA from the University of Virginia.
--------------------------------------------------------------------------------
Paul A. Ferwerda, CFA          Mr. Ferwerda joined TS&W in 1987.  Prior to
Senior Vice President          TS&W, he was an Assistant Vice President and
                               Trust Officer with AmSouth Bank.  He received
                               his BS from Auburn University and a MBA from
                               Duke University.
--------------------------------------------------------------------------------
Horace P. Whitworth, CFA, CPA  Mr. Whitworth joined TS&W in 1986.  Prior to
Senior Vice President          TS&W, he was an Assistant Vice President with
                               Wachovia Bank and Trust.  He received his BS
                               from the University of Virginia.
--------------------------------------------------------------------------------
Frank H. Reichel, III CFA      Mr. Reichel joined TS&W in 2000.  Prior to TS&W,
Senior Vice President          he was a Managing Partner with Stratton
                               Management Co.  He received his BS from
                               Dartmouth College and a MBA from The Wharton
                               School.
--------------------------------------------------------------------------------
H.B. Thomson III               Mr. Thompson has been with TS&W since 2001.
Senior Vice President          Prior to TS&W, he was a Senior Vice President,

                               Corporate Finance at Wheat First Securities,
                               Richmond, Senior Vice President at Standard
                               Commercial Corporation, London, England, and a Managing Director & Senior Equity Research Analyst at First Union Securities. He received his AB from Dartmouth College and his MBA from The Amos Tuck School, Dartmouth College.

--------------------------------------------------------------------------------
John S. Pickler, CFA           Mr. Pickler has been with TS&W since 2002.
Senior Vice President          Prior to TS&W, he was a Trust Investment Officer
                               Research Analyst at Wachovia Bank & Trust, a
                               Managing Director & Director of Research at
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Name and Title                 Experience
--------------------------------------------------------------------------------
                               Wheat First Securities, Inc. and First Vice
                               President, Research and Investment Banking at
                               Prudential Securities, Inc.  He received his BS
                               from the University of Virginia and his MBA from
                               Wake Forest University.
--------------------------------------------------------------------------------
Brett P. Hawkins, CFA, CPA     Mr. Hawkins has been with TS&W since 2001.
Vice President                 Prior to TS&W, he was a Senior Associate at
                               Arthur Andersen LLP and Assistant Vice
                               President, Equity Research at First Union
                               Securities.  He received his BA from the
                               University of Richmond and his MBA from the
                               University of Virginia, Darden School.
--------------------------------------------------------------------------------


Compensation. TS&W compensates the portfolio managers for their management of the Funds. Each portfolio manager's compensation consists of an industry competitive base salary, discretionary bonus, and equity distributions. The portfolio manager's discretionary bonus is based on the overall performance of Acadian, in terms of profitability.

Fund Shares Owned by the Portfolio Managers. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds as of July 31, 2005. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.

--------------------------------------------------------------------------------
      Name        Conservative    Balanced Fund     Moderate       Growth Fund
                      Fund                         Growth Fund
--------------------------------------------------------------------------------
Ms. Jennings
--------------------------------------------------------------------------------
Mr. Thompson
--------------------------------------------------------------------------------
Mr. Ferwerda
--------------------------------------------------------------------------------
Mr. Whitworth
--------------------------------------------------------------------------------
Mr. Reichel
--------------------------------------------------------------------------------
Mr. Thompson
--------------------------------------------------------------------------------
Mr. Pickler
--------------------------------------------------------------------------------
Mr. Hawkins

--------------------------------------------------------------------------------


Other Accounts. As of July 31, 2005, TS&W's portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.


--------------------------------------------------------------------------------

     Name           Registered          Other Pooled          Other Accounts
                Investment Companies Investment Vehicles
--------------------------------------------------------------------------------
                Number of  Total     Number of  Total     Number of   Total
                 Accounts   Assets    Accounts   Assets    Accounts     Assets
--------------------------------------------------------------------------------
Ms. Jennings    __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Thompson    __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Ferwerda    __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Whitworth   __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Name           Registered          Other Pooled          Other Accounts
                Investment Companies Investment Vehicles
--------------------------------------------------------------------------------
                Number of  Total     Number of  Total     Number of   Total
                 Accounts   Assets    Accounts   Assets    Accounts     Assets
--------------------------------------------------------------------------------
Mr. Reichel     __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Thompson    __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Pickler     __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )
--------------------------------------------------------------------------------
Mr. Hawkins     __________ $_______  __________ $_______  __________  $_______
                (     )    ($    )   (     )    ($    )   (     )     ($    )

--------------------------------------------------------------------------------


Conflicts of Interest. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.


 Each Sub-Advisory Agreement obligates the Sub-Adviser to: (i) manage the investment operations of the assets managed by the Sub-Adviser and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the assets managed by the Sub-Adviser and to determine from time to time what investment and securities will be purchased, retained or sold on behalf of the Fund and what portion of the assets managed by the Sub-Adviser will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold on behalf of the Fund in connection with such assets and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of each Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. Each Sub-Advisory Agreement may be terminated (i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund,
(ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by the Sub-Adviser at any time, without the payment of any penalty, on 90 days' written notice to the other parties. Each Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).




THE DISTRIBUTOR


Old Mutual Investment Partners, a wholly-owned subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH"), and the Trust are parties to a distribution agreement (the "Distribution Agreement"), pursuant to which the Distributor serves as principal underwriter for the Trust's shares. The Distributor receives no compensation for serving in such capacity, except as provided in separate Distribution Plans and Service Plans. The principal business address of the Distributor is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237.


The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not "interested persons" (as defined in the 1940 Act) and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

The Trust has adopted a Distribution Plan for each of Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act to enable the Class A and Class C shares of a Fund to directly and indirectly bear certain expenses relating to the distribution of such shares. The Trust has also adopted a Service Plan to enable the Class A and Class C shares of a Fund to directly and indirectly bear certain expenses relating to the shareholder servicing and/or personal account maintenance of the holders of such shares. Each of the Distribution Plans and Service Plan are compensation plans, which means that they compensate the Distributor or third-party broker-dealer or financial intermediary regardless of the expenses actually incurred by such persons.

Pursuant to the Distribution Plans for Class A and Class C shares, the Trust will pay to the Distributor a monthly fee at an annual aggregate rate not to exceed (i) 0.25% of the average net asset value of the Class A shares of each Fund and (ii) 0.75% of the average net asset value of the Class C shares of each Fund, as determined at the close of each business day during the month, which is to compensate the Distributor for services provided and expenses incurred by it in connection with the offering and sale of Class A or Class C shares, which may include, without limitation, the payment by the Distributor to investment dealers of commissions on the sale of Class A or Class C shares, as set forth in the then current prospectus or this statement of additional information with respect to Class A and Class C shares and interest and other financing costs. The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time. Currently, Class A shares are not authorized to pay distributor fees and Class C shares are authorized to pay the maximum amount of distributor fees.

Pursuant to the Service Plan for Class A and Class C shares, the Trust will pay to the Distributor or other third-party financial intermediaries a fee at an annual aggregate rate not to exceed 0.25% of the average net asset value of Class A and Class C shares, which is for maintaining or improving services provided to shareholders by the Distributor and investment dealers, financial institutions and 401(k) plan service providers. The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time. Currently, both Class A and Class C shares are authorized to pay the maximum amount of service fees.

The Distributor will prepare and deliver written reports to the Board of Trustees of the Trust on a regular basis (at least quarterly) setting forth the payments made pursuant to the Distribution Plans and the Service Plan, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board of Trustees may from time to time reasonably request.


Except to the extent that the Administrator, Sub-Administrator, Adviser or any Sub-Adviser may benefit through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an "interested person" (as defined in the 1940 Act) of the Trust had a direct or indirect financial interest in the operation of the Distribution or Service Plans or any related agreement.

From time to time, the Distributor or a company under common control with the Distributor may make payments to intermediaries, such as broker-dealers, who support the sale of Fund shares through administrative or recordkeeping support services or marketing support.

The following table reflects the Funds' payment of fees pursuant to the Distribution Plan and the Service Plan for the fiscal period from commencement of operations (September 24, 2004) to July 31, 2005.

-------------------------------------------------------------------------------
                          Distribution Plan              Service Plan
-------------------------------------------------------------------------------
        Fund            Class A       Class C       Class A        Class C
-------------------------------------------------------------------------------
Conservative Fund
-------------------------------------------------------------------------------
Balanced Fund
-------------------------------------------------------------------------------
Moderate Growth Fund
-------------------------------------------------------------------------------
Growth Fund
-------------------------------------------------------------------------------

The following table reflects the manner in which the Distribution Plan payments detailed in the previous table were spent.

--------------------------------------------------------------------------------
                             Conservative   Balanced    Moderate    Growth Fund
                                 Fund         Fund     Growth Fund
--------------------------------------------------------------------------------
Advertising                  $             $           $            $
--------------------------------------------------------------------------------
Printing and mailing
prospectuses to other than
current shareholders
--------------------------------------------------------------------------------
Compensation to underwriters
--------------------------------------------------------------------------------
Compensation to
broker-dealers
--------------------------------------------------------------------------------
Compensation to sales
personnel
--------------------------------------------------------------------------------
Interest, carrying, or
other financing charges
--------------------------------------------------------------------------------
Other [specify]
--------------------------------------------------------------------------------


THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Trust and Old Mutual Fund Services entered into the Administrative Services Agreement (the "Administrative Agreement"), pursuant to which the Administrator oversees the administration of the Trust's and each Fund's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. The Administrator, a wholly owned subsidiary of the Adviser, was organized as a Pennsylvania business trust and has its principal place of business at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237. Under the Administrative Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly at an annual rate of 0.123% of the average daily net assets of each series portfolio of the Trust, including the Funds. The Administrative Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement will continue in effect unless terminated by either party upon not less than 90 days' prior written notice to the other party.

The following table shows the administrative fees incurred by each Fund, the amount of administrative fee revenue waived by the Administrator and the net amount of administrative fees paid by the Funds for the fiscal period from commencement of operations (September 24, 2004) to July 31, 2005.

--------------------------------------------------------------------------------

        Fund           Administrative        Fee Waivers        Net Fees Paid
                        Fees Incurred
--------------------------------------------------------------------------------
Conservative Fund
--------------------------------------------------------------------------------
Balanced Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        Fund           Administrative        Fee Waivers        Net Fees Paid
                        Fees Incurred
--------------------------------------------------------------------------------
Moderate Growth Fund
--------------------------------------------------------------------------------
Growth Fund

--------------------------------------------------------------------------------



The Administrator and SEI Investments Global Funds Services (the "Sub-Administrator") entered into a Sub-Administrative Services Agreement (the "Sub-Administrative Agreement"), pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Trust. SEI Investments Management Corporation ("SEI Investments"), which is a wholly owned subsidiary of SEI Investments Company, owns all beneficial interest in the Sub-Administrator. The Sub-Administrator was organized as a Delaware business trust, and has its principal business offices at One Freedom Valley Road, Oaks, Pennsylvania 19456. Under the Sub-Administrative Agreement, the Administrator pays the Sub-Administrator fees at an annual rate calculated as follows: the greater sum (higher value) which results from making the following calculations (i) a fee based on the average daily net assets of the Trust and the PBHG Funds and the PBHG Insurance Series Fund of: (a) 0.0165% of the first $10 billion, plus (b) 0.0125% of the next $10 billion, plus (c) 0.010% of the excess over $20 billion and (ii) a fee based on the aggregate number of Funds of the Trust, PBHG Funds and PBHG Insurance Series Fund calculated at the sum of between $50,000 and $60,000 per Fund, depending on the total number of funds. The Agreement provides that the Sub-Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Agreement will continue in effect until August 31, 2005, subject to certain termination provisions. After this initial term, the Agreement will renew each year unless terminated by either party upon not less than 90 days' prior written notice to the other party.


OTHER SERVICE PROVIDERS

THE TRANSFER AGENT AND SHAREHOLDER SERVICING AGENTS


DST Systems, Inc. (the "Transfer Agent"), P.O. Box 219398, Kansas City, Missouri 64141-6534, serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust. The Administrator serves as shareholder servicing agent for the Trust under a shareholder servicing agreement with the Trust. The Administrator also performs development and maintenance services on the web site that references the Trust and the Funds. Old Mutual Shareholder Services, Inc. ("OM SSI"), an affiliate of the Adviser, serves as sub-shareholder servicing agent for the Trust under a sub-shareholder servicing agreement between OM SSI and the Administrator. The principal place of business of OM SSI is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237. From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Trust to persons who beneficially own interests in the Trust, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, answering inquiries relating to the Trust, delivering, on behalf of the Trust, proxy statements, annual reports, updated Prospectuses, other communications regarding the Trust, and related services as the Trust or the beneficial owners may reasonably request. In such cases, the Trust will not compensate such third parties at a rate that is greater than the rate the Trust is currently paying the Trust's Transfer Agent for providing these services to shareholders investing directly in the Trust.

From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services ("Third-Party
Services") relating to the Trust to persons who beneficially own interests in the Trust, such as participants in 401(k) plans or fund supermarket arrangements. These Third-Party Services may include, among other things, sub-accounting services, answering inquiries relating to the Trust, delivering, on behalf of the Trust, proxy statements, annual reports, updated Prospectuses, other communications regarding the Trust, and related services as the Trust or the beneficial owners may reasonably request. From time to time, the Trust may also pay networking fees to broker-dealers who help offset account maintenance and statement and transaction processing costs by utilizing the Networking function of the National Securities Clearing Corporation (NSCC). See the section entitled "The Distributor" for the amounts of payments by the Trust to specific intermediaries for sub-transfer agency and other administrative services.


CUSTODIAN


Wachovia Bank, N.A. (the "Custodian"), 123 S. Broad Street, Philadelphia, Pennsylvania 19109, serves as the custodian for the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

COUNSEL AND INDEPENDENT PUBLIC ACOUNTING FIRM

Kramer Levin Naftalis & Frankel LLP, 1177 Avenue of the Americas, New York, New York 10036 serves as counsel to the Trust. PricewaterhouseCoopers, LLP, ________, Denver, Colorado, _______, serves as the independent accountants of the Trust.


FUND TRANSACTIONS


The Adviser and Sub-Advisers are authorized to select brokers and dealers to effect securities transactions for the Funds. The Adviser and Sub-Advisers will seek to obtain the most favorable net results by taking into account various factors, including price, commission (if any), size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser and Sub-Advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Adviser and Sub-Advisers seek to select brokers or dealers that offer the Funds best price and execution. Only after a broker or dealer is deemed to be qualified and able to deliver best price and execution on a particular transaction, the Adviser and Sub-Advisers may then consider selecting a broker or dealer for one of the following reasons: (i) receipt of research or brokerage execution products and services and (ii) receipt of other services which are of benefit to the Funds. In the case of securities traded in the over-the-counter market, the Adviser and the Sub-Advisers expect normally to seek to select primary market makers.

The following table shows the brokerage commissions that the Funds paid during the fiscal period from commencement of operations (September 24, 2004) to July 31, 2005.


--------------------------------------------------------------------------------

Fund                                     Commissions
--------------------------------------------------------------------------------
Conservative Fund                        $
--------------------------------------------------------------------------------
Balanced Fund
--------------------------------------------------------------------------------
Moderate Growth Fund
--------------------------------------------------------------------------------
Growth Fund

--------------------------------------------------------------------------------


The Adviser and Sub-Advisers may, consistent with the interests of the Funds, select brokers on the basis of the research services they provide to the Adviser or Sub-Advisers. These research services may include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy;

providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses.

For the fiscal period from commencement of operations (September 24, 2004) to July 31, 2005, the Adviser and the Sub-Advisers, through agreements or understandings with brokers, or otherwise through an internal allocation procedure, directed the brokerage transactions of the Funds to brokers because of research services provided. The following table indicates the Funds that entered into these transactions, the amount of these transactions and related commissions paid during this period. These amounts represent transactions effected with, and related commissions paid to, brokers that provide third party research services. They do not include transactions and commissions involving brokers that provide proprietary research.


--------------------------------------------------------------------------------

          Fund            Amount of Transactions to      Related Commissions
                          Brokers Providing Research
--------------------------------------------------------------------------------
Conservative Fund           $
--------------------------------------------------------------------------------
Balanced Fund
--------------------------------------------------------------------------------
Moderate Growth Fund
--------------------------------------------------------------------------------
Growth Fund

--------------------------------------------------------------------------------


Information so received by the Adviser or Sub-Advisers will be in addition to and not in lieu of the services required to be performed by the Adviser or Sub-Advisers under the Advisory Agreement and Sub-Advisory Agreement. If, in the judgment of the Adviser or Sub-Advisers, the Funds or other accounts managed by the Advisor or Sub-Advisors will be benefited by supplemental research services, the Adviser and Sub-Advisers are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of the Adviser or Sub-Advisers will not necessarily be reduced as a result of the receipt of such information, and such services may not be used exclusively, or at all, with respect to the Funds or account generating the brokerage, and there can be no guarantee that the Adviser or Sub-Advisers will find all of such services of value in advising the Funds.


The Funds may request that the Adviser or Sub-Advisers direct the Funds' brokerage to offset certain expenses of the Funds. The Adviser or Sub-Advisers will attempt to fulfill directed brokerage subject to achieving best execution. Although the Adviser or Sub-Advisers attempt to satisfy the Funds' direction requests, there can be no guarantee that they will be able to do so. In certain circumstances, the directed broker may not offer the lowest commission rate. This may cause the Funds to pay a higher rate of commission than might otherwise have been available had the Adviser or Sub-Advisers been able to choose the broker or dealer to be utilized.


By directing a portion of the Funds' generated brokerage commissions, the Adviser and Sub-Advisers may not be in a position to negotiate brokerage commissions on the Funds' behalf with respect to transactions effected by the directed broker or dealer, to freely negotiate commission rates or spreads on the basis of the best price and execution, or to commingle or "bunch" orders for purposes of execution with orders for the same securities for other accounts managed by the Adviser or Sub-Advisors. In cases where the Funds have instructed the Adviser or Sub-Advisers to direct brokerage to a particular broker or dealer, orders for the Funds may be placed after brokerage orders for accounts that do not impose such restrictions.

The SEC requires the Trust to provide certain information for those Funds that held securities of their regular brokers or dealers (or their parents) during the Trust's most recent fiscal year. The following table identifies, for each applicable Fund, those brokers or dealers and the value of the Fund's aggregate holdings of the securities of each such issuer for the fiscal period from commencement of operations (September 24, 2004) to July 31, 2005.

 ------------------------------------------------------------------------------

             Fund                  Broker-Dealer          Aggregate Value
 ------------------------------------------------------------------------------
 Conservative Fund                                       $
 ------------------------------------------------------------------------------
 Balanced Fund
 ------------------------------------------------------------------------------
 Moderate Growth Fund
 ------------------------------------------------------------------------------
 Growth Fund

 ------------------------------------------------------------------------------


Consistent with the Conduct Rules of NASD, Inc., Rule 12b-1(h) under the 1940 Act and subject to seeking best execution and in accordance with policies and procedures adopted by the Board of Trustees, the Advisor or Sub-Adviser may select broker-dealers to execute Fund portfolio transactions that promote or sell the Fund's shares. Those policies and procedures are reasonably designed to prevent the Adviser's or Sub-Adviser's personnel from taking into account such promotion or sale of Fund shares and shares of any other mutual fund it advises in selecting broker-dealers to execute the Fund's portfolio transactions. None of the Trust, the Adviser, any Sub-Adviser or the Distributor may enter into any agreement or other understanding under which the Trust directs, or is expected to direct, portfolio securities transactions to a broker or dealer in consideration for such promotion or sale of such shares.

Code of Ethics. The Trust's Board of Trustees, the Adviser, the Sub-Advisers and the Distributor have each adopted a Code of Ethics pursuant to Rule
17j-1 under the 1940 Act governing personal trading by persons who manage, or who have access to, trading activity by the Funds. The Codes of Ethics allow trades to be made in securities that may be held by the Funds.
However, they prohibit a person from taking advantage of trades of shares of the Funds or from acting on inside information. In addition, the Trust's Board of Trustees reviews and approves the codes of ethics of the Adviser, Sub-Advisers and Distributor and any material amendments thereto. The Board also reviews annual reports on issues raised under the Adviser's, Sub-Adviser's and Distributor's codes of ethics during the previous year.

Proxy Voting. The Trust's Board of Trustees has adopted Proxy Voting Guidelines (the "Guidelines") to determine how to vote proxies relating to portfolio securities. The Guidelines are attached to this Statement of Additional Information as Exhibit B. In general, the Guidelines seek to vote proxies in a manner that maximizes the value of the Funds' investments. The Guidelines generally assign proxy voting responsibilities for each Fund to the Adviser or Sub-Adviser. Also included in Exhibit B to this Statement of Additional Information are the proxy voting policies for the Adviser and those Sub-Advisers that have such a policy.


DESCRIPTION OF SHARES

The Trust may issue an unlimited number of shares for each Fund and may create additional portfolios and additional classes of the Trust. Each share of a Fund represents an equal proportionate interest in the Fund with each other share. Shares of a Fund are entitled upon liquidation to a pro rata share in the net assets of the Fund available for distribution to shareholders. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any Fund and all assets in which such consideration is invested would belong to that Fund and would be subject to the liabilities related thereto.

VOTING RIGHTS


Each share held entitles a shareholder to one vote for each share held by the shareholder. Shareholders of each Fund of the Trust will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all Funds will be voted on only by shareholders of the affected Funds. Shareholders of the Old Mutual Funds will vote together in matters affecting the Trust generally, such as the election of Trustees or selection of accountants. Shareholders of any particular Class of the Trust will vote separately on matters relating solely to such Class and not on matters relating solely to any other Class or Classes of the Trust. The Trust is not required to hold annual meetings of shareholders, but shareholder approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust Agreement provides that the Trustees of the Trust will hold office during the existence of the Trust, except as follows: (a) any Trustee may resign or retire; (b) any Trustee may be removed by a vote of at least two-thirds of the outstanding shares of the Trust at a meeting, or at any time by written instrument signed by at least two-thirds of the Trustees and specifying when such removal becomes effective; (c) any Trustee who has become incapacitated and is unable to serve may be removed by a written instrument signed by a majority of the Trustees; or (iv) any Trustee who has died will be terminated upon the date of his death.


Under Delaware law, shareholders of a Delaware statutory trust will be entitled to the same limitations of liability extended to shareholders of private for-profit corporations; however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Agreement and Declaration of Trust and the By-Laws (the "Governing Instruments") provide for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations and the complaining party was held not to be bound by the liability disclaimer.

The Governing Instruments provide indemnification for current and former trustees, officers, employees and agents of the Trust to the fullest extent permitted by Delaware law and other applicable law. Trustees of the Trust may be personally liable to the Trust and its shareholders by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties or by reason of reckless disregard of their duties as trustees.

PURCHASES, REDEMPTIONS AND PRICING OF SHARES

Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of the Funds are offered on a continuous basis.

PURCHASES

You may purchase Class A and Class C shares of each Fund through certain brokers, dealers or other financial institutions that are authorized to sell you shares of each Fund. Such financial institutions may charge you a fee for this service in addition to the Fund's public offering price. Shares of each Fund are offered only to residents of states in which such shares are eligible for purchase.


You may purchase Institutional Class shares of each Fund directly through the Transfer Agent. You may also purchase such shares through certain broker-dealers or other financial institutions that are authorized to sell you shares of each Fund. Such financial institutions may charge you a fee for this service in addition to the Fund's net asset value per share ("NAV"). Shares of each Fund are offered only to residents of states in which such shares are eligible for purchase.


The Trust, the Distributor and the Transfer Agent will not be responsible for any loss, liability, cost or expenses for acting upon wire instructions, or telephone instructions that it reasonably believes to be genuine. The Trust, the Distributor and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine.

Each Fund reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares. For example, the investment opportunities for small or medium capitalization companies may from time to time be more limited than those in other sectors of the stock market. Therefore, in order to retain adequate investment flexibility, the Adviser may from time to time recommend to the Board of Trustees of the Trust that a Fund which invests extensively in such companies indefinitely discontinue the sale of its shares to new investors (other than Trustees, officers and employees of the Adviser, each of the Sub-Advisers and their affiliated companies). In such event, the Board of Trustees would determine whether such discontinuance is in the best interests of the applicable Fund and its shareholders.

Initial Sales Charges - Class A Shares

The initial sales charge is used to compensate the Distributor and selected dealers for their expenses incurred in connection with the distribution of the Funds' shares. Class A shares of each of the Funds are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million.

                                    Investor's Initial Sales Charge
                         ------------------------------------------------------
                                                                  Dealer
                                                              Commission as a
   Amount of Investment  As a Percentage   As a Percentage     Percentage of
            in             of the Public      of the Net       the Offering
    Single Transaction    Offering Price    Amount Invested        Price
    ------------------     ------------     ---------------    ---------------

   Less than $100,000          5.75%            6.10%              5.00%
   $100,000 but less           4.50%            4.71%              3.75%
   than $250,000
   $250,000 but less           3.25%            3.36%              2.75%
   than $500,000
   $500,000 but less           2.00%            2.04%              1.75%

   than $1 million
   $1 million                      0%              0%                 0%


Large Purchases Of Class A Shares


Investors who purchase $1 million or more of Class A shares of a Fund do not pay an initial sales charge. However, such purchases may be subject to a 1% contingent deferred sales charge ("CDSC") if the investor redeems those shares within one year after purchase, as described in the Funds' prospectuses.


Class A Purchases Eligible For Reductions Of Initial Sales Charges


The prospectus describes certain programs offered by the Funds to reduce initial sales charges for certain eligible investors. The following information supplements the descriptions in the prospectus and further explains the conditions that investors must satisfy to qualify for a reduced initial sales charge under these programs. For purposes of determining the availability of reduced initial sales charges through letters of intent, rights of accumulation and concurrent purchases, the Distributor, in its discretion, may aggregate certain related accounts.

Letters of Intent

You may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling the terms of a Letter of Intent ("LOI"). The LOI confirms your intention as to the total investment to be made in Class A shares of the Funds within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, you indicates that you understand and agree to the terms of the LOI and are bound by the provisions described below.


Each purchase of Class A shares of a Fund normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Choosing a Share Class" in the Funds' prospectus. It is your responsibility at the time of purchase to specify the account number(s) that should be considered in determining the appropriate sales charge. The offering price may be reduced further as described under "Rights of Accumulation" (below) if you advise the Trust of all other accounts at the time of your investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, you may revise your intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) you will pledge and the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, you will pay the transfer agent the difference between the sales charge on the specified amount and the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably constitute and appoint the transfer agent as your agent to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

If at any time before completing the LOI program you wish to cancel the agreement, you must give written notice to the Distributor. If at any time before completing the LOI program you request the Transfer Agent to liquidate or transfer beneficial ownership of your total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the transfer agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.


Rights of Accumulation

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Class A shares of the Funds. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which you invest upon such proposed purchase, but also the value of all Class A shares of the Funds that you own, calculated at their then current public offering price. If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money that you are then investing and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if you already own qualifying shares of any Fund or other portfolio of the Trust with a value of $80,000 and wish to invest an additional $40,000 in a Fund with a maximum initial sales charge of 5.75%, the reduced initial sales charge of 4.50% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, you or your dealer must furnish the Trust with a list of the account numbers and the names in which your accounts are registered at the time the purchase is made.

Concurrent Purchases

You may combine purchases of all classes of shares of two or more Funds to qualify for a reduced initial sales charge according to the initial sales charge schedule set forth in the Prospectus.

Reinstatement Privilege

Within 90 days of a redemption, you may reinvest all or part of the redemption proceeds in Class A or Class C shares of any Fund or other portfolios of the Trust at the net asset value next computed after receipt by the Distributor of the proceeds to be reinvested. You must ask for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same Fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Each Fund may amend, suspend or cease offering this privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each Fund.


If you are assessed a contingent deferred sales charge in connection with the redemption of shares and you subsequently reinvest a portion or all of the value of the redeemed shares in shares of any one of the same Old Mutual Funds within 90 days after such redemption, such reinvested proceeds will not be subject to either an initial sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption.
In order to exercise this reinvestment privilege, you must notify the Trust of your intent to do so at the time of reinvestment.


Payments to Dealers


The Distributor may make the following payments to selected dealers of record of purchases of Class A shares totaling over $1 million: 1.00% on amounts to $5 million, 0.50% on amounts over $5 million to $10 million, and 0.25% on amounts over $10 million.


The Distributor may elect to re-allow the entire initial sales charge on Class A shares to dealers for all sales with respect to which orders are placed with the Distributor during a particular period. The SEC takes the position that dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

The Distributor may pay asset based sales commissions to dealers and institutions who sell Class C shares of a Fund at the time of such sale. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission equal to 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. These payments are recouped by the Distributor through the Class C Distribution Plan and Service Plan. See "The Distributor."

Purchases of Class C Shares

Class C shares of each Fund are sold at net asset value without an initial sales charge, but are subject to a contingent deferred sales charge of 1% if redeemed within twelve months.

Each Fund reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares.

MINIMUM INVESTMENT

The minimum initial investment in Class A and Class C shares of each Fund is $2,500 for regular accounts and $2,000 for traditional or Roth IRAs.
However, investors who establish a Systematic Investment Plan, as described below, with a minimum investment of $25 per month may at the same time open a regular account or traditional or Roth IRA with any Fund with a minimum initial investment of $500. There is no minimum for subsequent investments. The Distributor may waive the minimum initial investment amount at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment. As described below, subsequent purchases through the Trust's Systematic Investment Plan must be at least $25. Minimum initial investment means the net amount you invest in a Fund after the deduction of any applicable initial sales charge.

For institutional Class shares of each Fund, the minimum investment will be as follows:

Minimum Investments                             Initial         Additional
-------------------------------------------------------------------------------
Defined Benefit Plans or Platform             no minimum        no minimum
Sponsors for Defined Contribution Plans
Banks acting in a fiduciary or similar        $1 million        no minimum
capacity, Collective and Common Trust
Funds, Banks and Broker-Dealers acting
for their own account or Foundations and
Endowments
Defined Contribution Plans                    $10 million       no minimum
(Corporate, Non-profit or Governmental)

GENERAL INFORMATION REGARDING PURCHASES


A purchase order for Class A and Class C shares will be effective as of the day received from your broker, dealer or financial advisor by the Transfer Agent if the Transfer Agent receives sufficient information to execute the order before 4:00 p.m. Eastern Time. Payment may be made by check or readily available funds. The price per share you will pay to invest in a Fund is its public offering price next calculated after the transfer agent or other authorized representative accepts your order. Purchases will be made in full and fractional shares of a Fund calculated to three decimal places. The Trust will not issue certificates representing shares of the Funds.


In order for your Class A or Class C shares purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern Time and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Transfer Agent so that you may receive the same day's net asset value.


Class Z shares are available for purchase or exchange only for those Class Z shareholders of the Old Mutual Funds who acquired their Class Z Shares through a reorganization of another mutual fund into a series of the Trust.


You may purchase Institutional Class shares of the Funds directly through the Fund's transfer agent. The price per share you will pay to invest in a Fund is its NAV next calculated after the transfer agent or other authorized representative accepts your order.

Each Fund's NAV is calculated at the close of trading on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, each day the exchange is open for business. The Fund's assets are generally valued at their market price. However, if a market price is unavailable or if the assets have been affected by events occurring after the close of trading, the Board of Trustees may use another method that it believes reflects fair value. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, the Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders.

You may also purchase Institutional Class shares of the Funds through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to a Fund's NAV.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and you could be liable for any losses or fees incurred by the Trust. The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interests of the Fund or its shareholders to accept such an order.


Sample Calculation of Maximum Offering Price.

Class A shares of the Funds are sold with a maximum initial sales charge of 5.75%.* Class C shares of each Fund are sold at NAV without any initial sales charges and with a 1.00% CDSC on shares redeemed within 12 months of purchase. Class Z and Institutional Class shares of each Fund are sold at NAV without any initial sales charges or CDSCs. The following tables show the maximum offering price per share of each class of each Fund, using the relevant Fund and class NAV as of July 31, 2005.

Class A Shares of the Funds

--------------------------------------------------------------------------------
                             NAV and         Maximum sales
                        redemption price    charge (5.75% of   Maximum offering
Fund                        per share        offering price)    price to public
--------------------------------------------------------------------------------
Conservative Fund
--------------------------------------------------------------------------------
Balanced Fund
--------------------------------------------------------------------------------
Moderate Growth Fund
--------------------------------------------------------------------------------
Growth Fund
--------------------------------------------------------------------------------

Class C Shares of the Funds.

----------------------------------------------------------
Fund                           NAV, offering price and
                              redemption price per share
----------------------------------------------------------
Conservative Fund
----------------------------------------------------------
Balanced Fund
----------------------------------------------------------
Moderate Growth Fund
----------------------------------------------------------
Growth Fund

----------------------------------------------------------

---------------
* A CDSC of 1.00% is imposed on certain redemptions of Class A shares, as described in this Statement of Additional Information.

Class Z and Institutional Class Shares of the Funds.

----------------------------------------------------------
Fund                           NAV, offering price and
                              redemption price per share
----------------------------------------------------------
Conservative Fund
----------------------------------------------------------
Balanced Fund
----------------------------------------------------------
Moderate Growth Fund
----------------------------------------------------------
Growth Fund

----------------------------------------------------------


The Adviser (or its affiliates), from its own resources, may make substantial payments to various broker-dealers in connection with the sale or servicing of Fund shares sold or held through those broker-dealers. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. The following table summarizes these arrangements as of July 31, 2005.


--------------------------------------------------------------------------------

Broker-Dealer                         Maximum Annual Fee as a   Aggregate
                                                                Amount Paid
                                      Percentage of Fund        during fiscal
                                      Average Daily Net Assets  2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition to the payments described above, the Adviser (or its affiliates), from their own resources, may make substantial payments to various financial intermediaries who are not broker-dealers in connection with the sale or servicing of Fund shares sold or held through those intermediaries. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. For the fiscal period from commencement of operations (September 24, 2004) to July 31, 2005, the Adviser (or its affiliates) paid (or reimbursed the Distributor for paying) a total of $___________ to non-broker dealers in connection with the sale or servicing of Fund shares.


REDEMPTIONS

You may sell (redeem) Class A and Class C shares in your account by contacting your investment broker-dealer or financial institution. Your broker-dealer or financial institution may charge you a fee for this service. The redemption price of Class A shares and Class C shares subject to a CDSC will be reduced by any applicable contingent deferred sales charge. The CDSC may be deducted from your redemption proceeds or from your account balance. If no preference is stated at the time of redemption, the CDSC will be deducted from the redemption proceeds.

Redemption orders received by the Transfer Agent prior to 4:00 p.m. Eastern Time on any Business Day will be effective that day. The redemption price of shares is the NAV of a Fund next determined after the redemption order is effective less any applicable deferred sales charge. Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) or by ACH will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days from the date of purchase.


You may sell (redeem) Institutional Class shares at NAV any day the New York Stock Exchange is open for business. Sale orders received by the Fund's transfer agent or other authorized representatives by 4:00 p.m. Eastern Time will be priced at the Fund's next calculated NAV. The Fund generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase. Generally, we will not charge any fees to redeem your shares. Your broker-dealer or other financial institution may charge you a service fee for handling redemption transactions.


In order for your redemption order to be effective on the day you place your redemption order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern Time and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The financial institution is responsible for promptly transmitting redemption orders to the Transfer Agent so that your shares are redeemed at the same day's NAV.


It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Each Fund has made an election pursuant to Rule 18f-1 under the 1940 Act by which such Fund has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of
(i) $250,000 or (ii) 1.00% of the net asset value of the Fund at the beginning of such 90-day period. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions and will be exposed to market risk until the securities are converted to cash.
In addition, in-kind distributions may include illiquid securities which shareholders may be unable to dispose of at the time or price desired.


The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted.
The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, Sub-Administrator, the Transfer Agent and/or the Custodian are not open for business.

You may receive redemption payments in the form of a check or by Federal Reserve wire or ACH transfer.

CDSCs Applicable to Redemptions of Class A Shares


A CDSC applies to purchases of $1 million or more of Class A shares of each Fund that are redeemed within 12 months of the date of purchase. This charge will be of based on the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares and will be charged at 1.00% of all purchases of $1 million or more. In determining whether a CDSC is payable, and the amount of any such CDSC, shares not subject to the CDSC are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such CDSC will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 12 months of the date the shares were originally purchased.


CDSC Exceptions for Large Purchases of Class A Shares

The CDSC will be waived on redemptions of shares purchased by an investor in amounts of $1 million or more under the following circumstances:

      o where such investor's dealer of record, due to the nature of the investor's account, notifies the Distributor prior to the time of investment that the dealer waives the payments otherwise payable to the dealer;

      o on purchases made in connection with the reinvestment of dividends and distributions from a Fund;

      o on exchanges of shares of certain other Funds (see "Purchases, Redemptions and Pricing of Shares - Exchange Privileges");

      o on purchases subject to the reinstatement privilege (see "Purchases, Redemptions and Pricing of Shares - Purchasers Qualifying for Reductions in Class A Initial Sales Charges"); or

      o on purchases made in connection with a merger, consolidation or acquisition of assets of a Fund.

CDSC Applicable to Redemptions of Class C Shares


Class C shares may be redeemed on any Business Day at the NAV next determined following receipt of the redemption order, less a 1.00% (subject to change) CDSC. No CDSC will be imposed (i) on redemptions of Class C shares following one year from the date such shares were purchased, (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares, or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares.


In determining whether a CDSC is applicable, it will be assumed that a redemption is made: first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and distributions; third, of shares held for more than one year from the date such shares were purchased; and fourth, of shares held less than one year from the date such shares were purchased. The applicable CDSC will be applied against the lesser of the value of the shares redeemed or the total original cost of the redeemed shares.

CDSC Exceptions for Purchases of Class C Shares

The CDSC on Class C shares may be waived:

      o on total or partial redemptions where the investor's dealer of record notified the Distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

      o upon the death or post-purchase disability of the shareholder or plan participant;

      o on required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2;


      o on redemptions through a systematic withdrawal plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 10.00% of the value of the shareholder's investment in Class C shares at the time the shareholder elects to participate in the systematic withdrawal plan; or


      o on the liquidation of a shareholders account by the Trust for failure to maintain the required minimum account balance.

REDEMPTION FEES

See the Prospectus for details of any redemption fee.

REDEMPTION BY WIRE

The Transfer Agent will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot receive proceeds from redemptions of shares of a Fund by Federal Reserve wire on federal holidays restricting wire transfers.

SHAREHOLDER INQUIRIES AND SERVICES OFFERED

If you have any questions about the Funds or the shareholder services described herein, contact your broker-dealer or financial advisor. The Trust reserves the right to amend the shareholder services described below or to change the terms or conditions relating to such services upon 60 days' notice to shareholders. You may, however, discontinue any service you select, provided that with respect to the Systematic Investment and Systematic Withdrawal Plans described below, the Trust's Transfer Agent receives your notification to discontinue such service(s) at least 10 days before the next scheduled investment or withdrawal date.

SYSTEMATIC INVESTMENT AND SYSTEMATIC WITHDRAWAL PLANS

For your convenience, the Trust provides plans that enable you to add to your investment or withdraw from your account(s) with a minimum of paperwork. You can utilize these plans by simply completing the appropriate section of the Account Application.

(1) SYSTEMATIC INVESTMENT PLAN. The Systematic Investment Plan is a convenient way for you to purchase shares in the Funds at regular monthly or quarterly intervals selected by you. The Systematic Investment Plan enables you to achieve dollar-cost averaging with respect to investments in the Funds despite their fluctuating NAVs through regular purchases of a fixed dollar amount of shares in the Funds. Dollar-cost averaging brings discipline to your investing. Dollar-cost averaging results in more shares being purchased when a Fund's NAV is relatively low and fewer shares being purchased when a Fund's NAV is relatively high, thereby helping to decrease the average price of your shares. Investors who establish a Systematic Investment Plan may open an account with a minimum balance of $500. Through the Systematic Investment Plan, shares are purchased by transferring monies (minimum of $25 per transaction per Fund) from your designated checking or savings account. Your systematic investment in the Fund(s) designated by you will be processed on a regular basis at your option beginning on or about either the first or fifteenth day of the month or quarter you select. This Systematic Investment Plan must be established on your account at least 15 days prior to the intended date of your first systematic investment.


(2) SYSTEMATIC WITHDRAWAL PLAN. The systematic withdrawal plan provides a convenient way for you to receive current income while maintaining your investments in the Fund(s). The systematic withdrawal plan permits you to have payments of $50 or more automatically transferred from your account(s) in the Fund(s) to your designated checking or savings account on a monthly, quarterly, or semi-annual basis. The systematic withdrawal plan also provides the option of having a check mailed to the address of record for your account. In order to start this plan, you must have a minimum balance of $5,000 in any account using this feature. Your systematic withdrawals will be processed on a regular basis beginning on or about either the first or fifteenth day of the month, quarter or semi-annual period you select.

EXCHANGE PRIVILEGES

Once payment for your shares has been received (i.e., an account has been established) and your payment has been converted to Federal funds, you may exchange some or all of your shares for shares of the same Class of the other Funds or other portfolios of the Trust currently available to the public. See the "Trading Guidelines" section of the Prospectus for limitations on exchanges.

Generally, you may exchange your shares for shares of the same class of other Funds NAV. Class A shares of any Fund may be exchanged for Class A shares of any other Fund or portfolio of the Trust at relative net asset value without payment of sales charges. See "Purchases and Redemptions of Shares - Initial Sales Charges - Class A Shares."

Exchange of Shares Subject to a CDSC

If you exchange shares that are subject to a CDSC, the exchange transaction will not be subject to the contingent deferred sales charge. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon 60 days' notice. Exchanges will be made only after proper instructions in writing or by telephone are received for an established account by the Transfer Agent.

The exchange privilege may be exercised only in those states where the shares of the new Fund may legally be sold.

TAX-SHELTERED RETIREMENT PLANS

A variety of retirement plans, including IRAs, SEP-IRAs, 401(a) Keogh and corporate money purchase pension and profit sharing plans, and 401(k) and 403(b) plans are available to investors in the Fund.


(1) TRADITIONAL IRAS. You may save for your retirement and shelter your investment income from current taxes by either: (i) establishing a new traditional IRA; or (ii) "rolling-over" to the Trust monies from other IRAs or lump sum distributions from a qualified retirement plan. If you are between 18 and 70 1/2 years of age, you can use a traditional IRA to invest up to $2,000 per year of your earned income in any of the Funds. You may also invest up to $2,000 per year in a spousal IRA if your spouse has no earned income. There is a $10.00 annual maintenance fee charged to traditional IRA investors. If you maintain IRA accounts in more than one Fund, you will only be charged one fee. This fee can be prepaid or will be debited from your account if not received by the announced deadline. Please see the information below for changes to the annual contribution limit.


(2) ROTH IRAS. Roth IRAs are similar to traditional IRAs in many respects and provide a unique opportunity for qualifying individuals to accumulate investment earnings tax-free. Contributions to Roth IRAs are not tax-deductible (while contributions to traditional IRAs may be), however, if you meet the distribution requirements, you can withdraw your investments without paying any taxes on the earnings. In addition to establishing a new Roth IRA, you may be eligible to convert a traditional IRA into a Roth IRA. Maintenance fees charged for Roth IRAs are similar to those for traditional IRAs.

On June 7, 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 was signed into law and makes significant changes to the annual contribution limits. The current $2,000 annual contribution limit that applies to Traditional and Roth IRAs will increase gradually from $3,000 in 2002 to $5,000 in 2008. After 2008, the limit will be adjusted for inflation in $500 increments.

            Traditional and Roth IRA Contribution Limits:

           Tax Years          Max. Annual Contribution
           2001               $2,000
           2002-2004          $3,000
           2005-2007          $4,000
           2008               $5,000
           2009-2010          Indexed to Inflation

            The law will permit individuals age 50 and over to make catch-up contributions to IRAs as follows:

           Year               Limit
           2002-2005          $500
           2006-2010          $1,000

The annual maximum IRA contribution must be made before annual catch-up contributions are made.

(3) SEP-IRAS. If you are a self-employed person, you can establish a Simplified Employee Pension Plan ("SEP-IRA"). A SEP-IRA is designed to provide persons with self-employed income (and their eligible employees) with many of the same tax advantages as a Keogh, but with fewer administrative requirements.

(4) 401(A) KEOGH AND CORPORATE RETIREMENT PLANS. Both a prototype money purchase pension plan and a profit sharing plan, which may be used alone or in combination, are available for self-employed individuals and their partners and corporations to provide tax-sheltered retirement benefits for individuals and employees.

(5) 401(K) PLANS. Through the establishment of a 401(k) plan by a corporation of any size, employees can invest a portion of their wages in the Funds on a tax-deferred basis in order to help them meet their retirement needs.

(6) 403(B) PLANS. Section 403(b) plans are custodial accounts which are available to employees of most non-profit organizations and public schools.

OTHER SPECIAL ACCOUNTS

The Trust also offers the following special accounts to meet your needs:


(1)   Coverdell Education Savings Accounts ("ESAs) (formerly Education
IRAs). For taxable years beginning after December 31, 1997, Education IRAs were created exclusively for the purpose of paying qualified higher education expenses of designated beneficiaries. The contribution limit that applies to ESAs will increase to $2,000 starting in 2002, and in addition to college expenses, amounts may be used for elementary and secondary education expenses, including expenses incurred in the purchase of a computer system, educational software and Internet access for a child. The phase-out range for married couples filing a joint return for making contributions to these plans has been raised to adjusted gross income between $190,000 and $220,000. Like traditional and Roth IRAs, ESAs provide an opportunity for your investment to grow tax-free until distributed. Contributions to an ESA are not tax deductible, however, but withdrawals can be made tax-free if used to pay eligible education expenses. Contributions to an ESA can be made on behalf of a child under age 18. There is a $7.00 annual maintenance fee charged to ESAs. The fee can be prepaid or will be deducted from your account if not received by the announced deadline.


(2) UNIFORM GIFT TO MINORS/UNIFORM TRANSFERS TO MINORS. By establishing a Uniform Gift to Minors Account/Uniform Transfers to Minors Account with the Trust you can build a fund for your children's education or a nest egg for their future and, at the same time, potentially reduce your own income taxes.

(3) CUSTODIAL AND FIDUCIARY ACCOUNTS. The Trust provides a convenient means of establishing custodial and fiduciary accounts for investors with fiduciary responsibilities.

For further information regarding any of the above retirement plans and accounts, please contact your broker, dealer or financial advisor.

MINIMUM ACCOUNT SIZE

Due to the relatively high cost of maintaining smaller accounts, the Trust will impose an annual $12.00 minimum account charge and reserves the right to redeem shares in any non-retirement account if, as the result of redemptions, the value of any account drops below the minimum initial investment amount, specified above, for each Fund. See "Minimum Investment" and "Systematic Investment and Systematic Withdrawal Plans" for minimum investments. You will be allowed at least 60 days, after notice from the Trust, to make an additional investment to bring your account value up to at least the applicable minimum account size before the annual $12.00 minimum account fee is charged and/or the redemption of a non-retirement account is processed. The applicable minimum account charge will be imposed annually on any such account until the account is brought up to the applicable minimum account size.

DETERMINATION OF NET ASSET VALUE


The purchase and redemption price of the shares of a class of a Fund is based on the NAV attributable to such class. Each Fund calculates the NAV for each of its share classes by subtracting the liabilities from the total assets attributable to a class and dividing the result by the total number of shares outstanding of such a class. NAV is determined daily, normally as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern
Time) on any Business Day. Once a Fund reaches a certain asset size, its NAV will be listed in the mutual fund section of most major daily newspapers, including The Wall Street Journal.


The securities of each Fund are valued by the Sub-Administrator. The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Fund securities listed on an exchange are valued at the last sales price. Fund securities quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Other securities are quoted at the last bid price. In the event a listed security is traded on more than one exchange, it is valued at the last sale price on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the official closing price or if none, at the most recent bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service that utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities and other assets held by the Trust for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

TAXES

Information set forth in the Prospectuses that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of the Funds. The following is only a summary of certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Prospectuses. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders and the discussions here and in the Prospectuses are not intended as substitutes for careful tax planning. Accordingly, potential purchasers of shares of the Funds are urged to consult their tax advisers with specific reference to their own tax circumstances. Special tax considerations may apply to certain types of investors subject to special treatment under the Code (including, for example, insurance companies, banks and tax-exempt organizations). In addition, the tax discussion in the Prospectuses and this Statement of Additional Information is based on tax law in effect on the date of the Prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

Qualification as a Regulated Investment Company

Each Fund will elect to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the Distribution Requirement.


In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities), other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (for Fund taxable years beginning after October 22, 2004) net income derived from "qualified publicly traded partnerships" (the "Income Requirement"). Income derived from a partnership (other than a qualified publicly traded partnership) or a trust shall be treated as satisfying the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if realized by the regulated investment company in the same manner as realized by the partnership or trust. As a consequence of this rule and the one described above relating to certain qualified publicly traded partnerships, substantially all income derived from publicly traded partnerships will satisfy the Income Requirement in Fund taxable years beginning after October 22, 2004.


In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales "against the box." However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued while the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto, and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code
Section 1256 (unless a Fund elects otherwise), generally will be treated as ordinary income or loss to the extent attributable to changes in foreign currency exchange rates.


Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the expected return is attributable to the time value of a Fund's net investment in the transaction and: (i) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (ii) the transaction is a straddle within the meaning of Section 1092 of the Code; (iii) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (iv) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of such gain that is treated as ordinary income generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the applicable federal rate, reduced by the sum of: (i) prior inclusions of ordinary income items from the conversion transaction; and (ii) the capitalized interest on acquisition indebtedness under Code Section 263(g), among other amounts. However, if a Fund has a built-in loss with respect to a position that becomes a part of a conversion transaction, the character of such loss will be preserved upon a subsequent disposition or termination of the position. No authority exists that indicates that the character of the income treated as ordinary under this rule will not pass through to the Funds' shareholders.

In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected (as applicable, depending on the type of the Fund involved) if (i) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used; (ii) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto); or (iii) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.


Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

Certain transactions that may be engaged in by a Fund (such as regulated futures contracts, certain foreign currency contracts and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 Contracts." Section 1256 Contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such Section 1256 Contracts have not terminated (by delivery, exercise, entering into a closing transaction, or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 Contracts is taken into account for the taxable year together with any other gain or loss that was recognized previously upon the termination of
Section 1256 Contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 Contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such Section 1256 Contracts) generally is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 Contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 Contracts.

A Fund may enter into notional principal contracts, including interest rate swaps, caps, floor and collars. Treasury Regulations provide, in general, that the net income or net deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors and collars) that are recognized from that contract for the taxable year. No portion of a payment by a party to a notional principal contract is recognized prior to the first year to which any portion of a payment by the counterparty relates. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract.

A Fund may purchase securities of certain foreign investment funds or trusts that constitute passive foreign investment companies ("PFICs") for federal income tax purposes. If a Fund invests in a PFIC, it has three separate options. First, it may elect to treat the PFIC as a qualified electing fund (a "QEF"), in which event the Fund will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earnings or capital gains from the PFIC. Second, a Fund that invests in marketable stock of a PFIC may make a mark-to-market election with respect to such stock. Pursuant to such election, the Fund will include as ordinary income any excess of the fair market value of such stock at the close of any taxable year over the Fund's adjusted tax basis in the stock.
If the adjusted tax basis of the PFIC stock exceeds the fair market value of the stock at the end of a given taxable year, such excess will be deductible as ordinary loss in an amount equal to the lesser of the amount of such excess or the net mark-to-market gains on the stock that the Fund included in income in previous years. Under Treasury Regulations, solely for purposes of Code Sections 1291 through 1298, the Fund's holding period with respect to its PFIC stock subject to the election will commence on the first day of the first taxable year beginning after the last taxable year for which the mark-to-market election applied. If the Fund makes the mark-to-market election in the first taxable year it holds PFIC stock, it will not incur the tax described below under the third option.

Finally, if a Fund does not elect to treat the PFIC as a QEF and does not make a mark-to-market election, then, in general, (i) any gain recognized by the Fund upon the sale or other disposition of its interest in the PFIC or any excess distribution received by the Fund from the PFIC will be allocated ratably over the Fund's holding period of its interest in the PFIC stock;
(ii) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund's gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as a dividend, but such portion will not be subject to tax at the Fund level); (iii) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (a) the amount of gain or excess distribution allocated to such prior year multiplied by the highest corporate tax rate in effect for such prior year, plus (b) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received, at the rates and methods applicable to underpayments of tax for such period; and (iv) the distribution by the Fund to its shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will be taxable to the shareholders as a dividend.


Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss (including, to the extent provided in Treasury Regulations, losses recognized pursuant to the PFIC mark-to-market election) incurred after October 31 as if it had been incurred in the succeeding year.


In addition to satisfying the requirements described above, a Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (provided that, with respect to each issuer, the Fund has not invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund does not hold more than 10% of the outstanding voting securities of each such issuer) and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses or in securities of one or more "qualified publicly traded partnerships" (for Fund taxable years beginning after October 22, 2004). Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option. For purposes of asset diversification testing, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government, such as the Federal Agricultural Mortgage Corporation, the Federal Farm Credit System Financial Assistance Corporation, FHLB, FHLMC, FNMA, GNMA and SLMA, are treated as U.S. government securities.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders and such distributions will be taxable to the shareholders as dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions may be eligible for (i) the dividends-received deduction, in the case of corporate shareholders; or (ii) treatment as "qualified dividend income," in the case of noncorporate shareholders.


Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, with respect to capital gain net income, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). (Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.


For purposes of calculating the excise tax, a regulated investment company:
(i) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (ii) excludes foreign currency gains and losses and ordinary gains or losses arising as a result of a PFIC mark-to-market election (or upon the actual disposition of the PFIC stock subject to such election) incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, includes such gains and losses in determining the company's ordinary taxable income for the succeeding calendar year).


Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.

However, investors should note that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be treated as dividends for federal income tax purposes and may be taxable to non-corporate shareholders as long-term capital gains (a "qualified dividend"), provided that certain requirements, as discussed below, are met. Dividends received by corporate shareholders and dividends that do not constitute qualified dividends are taxable as ordinary income. The portion of dividends received from a Fund that are qualified dividends generally will be determined on a look-through basis. If the aggregate qualified dividends received by the Fund are less than 95% of the Fund's gross income (as specially computed), the portion of dividends received from the Fund that constitute qualified dividends will be designated by the Fund and cannot exceed the ratio that the qualified dividends received by the Fund bears to its gross income. If the aggregate qualified dividends received by the Fund equal at least 95% of its gross income, then all of the dividends received from the Fund will constitute qualified dividends.


No dividend will constitute a qualified dividend (i) if it has been paid with respect to any share of stock that the Fund has held for less than 61 days (181 days, in the case of certain preferred stock) during the 121-day period (366-day period, in the case of certain preferred stock) beginning on the date that is 60 days (90 days, in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose, under the rules of Code section 246(c), any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (ii) if the noncorporate shareholder fails to meet the holding period requirements set forth in (i) with respect to its shares in the Fund to which the dividend is attributable; or (iii) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in property substantially similar or related to stock with respect to which an otherwise qualified dividend is paid.

Dividends received by a Fund from a foreign corporation will be qualified dividends if (i) the stock with respect to which the dividend is paid is readily tradable on an established securities market in the U.S., (ii) the foreign corporation is incorporated in a possession of the U.S.; or (iii) the foreign corporation is eligible for the benefits of a comprehensive income tax treaty with the U.S. that includes an exchange of information program (and that the Treasury Department determines to be satisfactory for these purposes). The Treasury Department has issued guidance identifying which treaties are satisfactory for these purposes. Notwithstanding the above, dividends received from a foreign corporation that, for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is (i) a passive foreign investment company; (ii) a foreign personal holding company; or (iii) a foreign investment company, will not constitute qualified dividends.


Distributions attributable to dividends received by a Fund from domestic corporations will qualify for the 70% dividends-received deduction ("DRD") for corporate shareholders only to the extent discussed below. Distributions attributable to interest received by a Fund will not and distributions attributable to dividends paid by a foreign corporation generally should not, qualify for the DRD. In general, dividends paid on the various Funds' share classes are calculated at the same time and in the same manner. In general, dividends may differ among classes as a result of differences in distribution expenses and other class specific expenses.


Ordinary income dividends paid by a Fund with respect to a taxable year may qualify for the 70% DRD generally available to corporations (other than corporations such as S corporations, which are not eligible for the deduction because of their special characteristics, and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of dividends received by the Fund from domestic corporations for the taxable year. No DRD will be allowed with respect to any dividend (i) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90-day period (180-day period in the case of certain preferred stock) beginning on the date that is 45 days (90 days in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose under the rules of Code Section 246(c) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option or of an in-the-money qualified call option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (ii) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (iii) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the DRD for a corporate shareholder may be disallowed or reduced (i) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund; or
(ii) by application of Code Section 246(b), which in general limits the DRD to 70% of the shareholder's taxable income (determined without regard to the DRD and certain other items).


A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon a Fund's disposition of domestic qualified "small business" stock will be subject to tax.

Conversely, if a Fund elects to retain its net capital gain, the Fund will be subject to tax thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Investment income that may be received by a Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle a Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known. If more than 50% of the value of a Fund's total assets at the close of its taxable year consist of the stock or securities of foreign corporations, the Fund may elect to pass through to the Fund's shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credit rules.

Distributions by a Fund that do not constitute ordinary income dividends, qualified dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the NAV at the time a shareholder purchases shares of a Fund reflects undistributed net investment income, recognized net capital gain, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and paid by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.


Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury backup withholding taxes at the applicable rate on ordinary income dividends, qualified dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (i) who has failed to provide a correct taxpayer identification number; (ii) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly; or (iii) who has failed to certify to the Fund that it is not subject to backup withholding or is an "exempt recipient" (such as a corporation).


Sale or Redemption of Shares


A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund (including pursuant to a systematic withdrawal plan or an exchange of shares of a Fund for shares of another Fund) in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the same Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

If a shareholder (i) incurs a sales load in acquiring shares of a Fund;
(ii) disposes of such shares less than 91 days after they are acquired; and
(iii) subsequently acquires shares of the Fund or another Fund at a reduced sales load pursuant to a right acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on such shares but shall be treated as incurred on the acquisition of the subsequently acquired shares.


Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.


If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, subject to the discussion below with respect to "interest-related dividends" and "short-term capital gain dividends," ordinary income dividends (including dividends that would otherwise be treated as qualified dividends to an applicable non-foreign shareholder) paid to such foreign shareholder will be subject to U.S. withholding tax at the applicable rate (or lower applicable treaty rate) upon the gross amount of the dividend.

U.S. withholding tax generally would not apply to amounts designated by a Fund as an "interest-related dividend" or a "short-term capital gain dividend" paid with respect to years of the Fund beginning in 2005, 2006 or 2007. The aggregate amount treated as an interest-related dividend for a year is limited to a Fund's qualified net interest income for the year, which is the excess of the sum of the Fund's qualified interest income (generally, its U.S.-source interest income) over the deductions properly allocable to such income. The aggregate amount treated as a "short-term capital gain dividend" is limited to the excess of a Fund's net short-term capital gain over its net long-term capital loss (determined without regard to any net capital loss or net short-term capital loss attributable to transactions occurring after October 31; any such loss is treated as arising on the first day of the next tax year).

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then any dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.


In the case of a foreign noncorporate shareholder, a Fund may be required to withhold backup withholding taxes at the applicable rate on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

Effect of Future Legislation, Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income dividends, qualified dividends, exempt-interest dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

FINANCIAL STATEMENTS





The audited financial statements of the Trust, with respect to the Funds described in this Statement of Additional Information, for the fiscal period from commencement of operations (September 24, 2004) to July 31, 2005 are incorporated by reference herein.

EXHIBIT A

CREDIT RATINGS

Moody's Investors Service, Inc.



                         Long-Term Obligation Ratings

            A Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

            Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

            A Obligations rated A are considered upper-medium grade and are subject to low credit risk.

            Baa Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

            Ba Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

            B Obligations rated B are considered speculative and are subject to high credit risk.

            Caa Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

            Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

            C Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's applies numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Moody's short-term issue ratings are opinions of the ability of issuers to honor senior financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following three designations to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime 1 (or supporting institutions) have a superior ability to repay short-term debt obligations.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

Prime -3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation.

Not Prime  Issuers rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated Prime-1 or Prime-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.


Standard & Poor's Ratings Services

                        Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2.  Nature of and provisions of the obligation;

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, or operating company and
holding company obligations.)   Accordingly, in the case of junior debt, the
rating may not conform exactly with the category definition.


      AAA An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      AA An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

      A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

      BBB An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated `BB', `B', `CCC' , `CC' and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

      BB An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      B An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

      CCC An obligation rated `CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

      CC An obligation rated `CC' is currently highly vulnerable to nonpayment.

      C A subordinated debt or preferred stock obligation rated `C' is currently highly vulnerable to nonpayment. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A `C' will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

      D An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.


                       Short-Term Issue Credit Ratings

      A-1 A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

      A-2 A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

      A-3 A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


      B A short-term obligation rated `B' is regarded as having significant speculative characteristics. Ratings of `B-1', `B-2', and `B-3' may be assigned to indicate finer distinctions within the `B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

            B-1. A short-term obligation rated `B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors. B-2. A short-term obligation rated `B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors. B-3. A short-term obligation rated `B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.


      C A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

      D A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings

                    International Long-Term Credit Ratings

Investment Grade

      AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

      AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

      BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

      BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

      B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

   CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

   DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.



            Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Notes:

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' category or to categories below `CCC'.

`NR' indicates that Fitch Ratings does not publicly rate the issuer or issue in question.


                   International Short-Term Credit Ratings

      F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

      F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

      F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

      B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

      C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

      D     Default. Denotes actual or imminent payment default.

Notes:


"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC', or to short-term ratings other than `F1'.

Fitch uses the same ratings for municipal securities as described above for Institutional short-Term Credit Ratings.

EXHIBIT B


PROXY VOTING POLICIES

                           Old Mutual Advisor Funds

                           Proxy Voting Guidelines

                             Revised 23 June 2004
                             Approved 8 July 2004

These Proxy Voting Guidelines (the "Guidelines") are being adopted by the Board of Trustees of the Old Mutual Advisor Funds (the "Trust") in accordance with Rule 30b1-4 of the Investment Company Act of 1940, as amended (the "Rule"). The Trust recognizes that proxies have an economic value and in voting proxies, and seeks to maximize the value of its investments and its shareholders' assets. The Trust believes that the voting of proxies is an economic asset that has direct investment implications. Moreover, the Trust believes that each portfolio's investment adviser or sub-adviser is in the best position to assess the financial implications presented by proxy issues and the impact a particular vote may have on the value of a security. Consequently, the Trust generally assigns proxy voting responsibilities to the investment managers responsible for the management of each respective Trust portfolio. In supervising this assignment, the Trustees will periodically review the voting policies of each investment adviser or sub-adviser that manages a Trust portfolio that invests in voting securities. If an investment adviser to a Trust portfolio who invests in voting securities does not have a proxy policy which complies with the relevant portions of the Rule and the proxy voting rule under the Investment Advisers Act of 1940 , that adviser will be required to follow these Guidelines.

Disclosure of General Proxy Voting Guidelines

In evaluating proxy issues, information from various sources may be considered including information from company management, shareholder groups, independent proxy research services, and others. In all cases, however, each proxy vote should be cast in a manner that seeks to maximize the value of a portfolio's assets.

The Trust's guidelines as they relate to certain common proxy proposals are summarized below along with the Trust's usual voting practice. As previously noted, an adviser or sub-adviser to the Trust will only be required to follow these Guidelines if they do not have a proxy voting policy which complies with applicable regulatory requirements.

Board of Directors

o The Trust generally votes FOR proposals: (1) requesting board audit, compensation, and/or nominating committees be composed exclusively of independent directors; (2) seeking to repeal classified boards and seek to elect all directors annually; (3) seeking to restore shareholder ability to remove directors with or without cause; (4) seeking to permit shareholders to elect directors to fill board vacancies; (5) seeking to fix the size of the board; (6) requesting that a majority or more of directors be independent, and (7) by shareholders seeking to require that the position of chairman be filled by an independent director.

o The Trust generally votes AGAINST proposals seeking to: (1) require directors to own a minimum amount of company stock; (2) limit the tenure of outside directors; (3) classify the board; (4) provide that directors may be removed only for cause; (5) provide that only continuing directors may elect replacements to fill board vacancies; (6) provide management the ability to alter the size of the board without shareholder approval; and (7) require two candidates per board seat.

o The Trust will evaluate on a case-by-case basis: (1) director nominees; (2) proposals on director and officer indemnification and liability protections, using Delaware law as the standard; and (3) proposals that establish or amend director qualifications.

Approval of Independent Auditors

o The Trust generally votes FOR proposals seeking to ratify the selection of auditors.

o The Trust will evaluate on a case-by-case basis proposals requesting: (1) companies to prohibit or limit their auditors from engaging in non-audit services and (2) audit firm rotation.

Shareholder Rights

o The Trust generally votes FOR proposals seeking to: (1) remove restrictions on the right of shareholders to act independently of management; (2) allow or make easier shareholder action by written consent; (3) lower supermajority shareholder vote requirements; and (4) give the board the ability to amend the by-laws in addition to shareholders.

o The Trust generally votes AGAINST proposals seeking to: (1) restrict or prohibit shareholder ability to call special meetings; (2) restrict or prohibit shareholder ability to take action by written consent; (3) require a supermajority shareholder vote; and (4) give the board exclusive authority to amend by-laws.

o The Trust will evaluate on a case-by-case basis proposals that adopt a fair price provision.

Anti-Takeover Defenses and Voting Related Issues

o The Trust generally votes FOR proposals: (1) to adopt confidential voting, use independent vote tabulators and use independent inspectors of elections;
(2) by management seeking to change the date/time/location of the annual meeting; (3) by shareholders requesting a company to submit its poison pill for shareholder ratification or redeem it; (4) seeking to opt out of control share acquisition statutes; (5) seeking to restore voting rights to the control shares; and (6) seeking to adopt anti-greenmail charter or by-law amendments or otherwise restrict a company's ability to make greenmail payments.

o The Trust generally votes AGAINST proposals: (1) seeking to provide management with the authority to adjourn an annual or special meeting; (2) by shareholders seeking to change the date/time/location of the annual meeting;
(3) seeking to eliminate cumulative voting; (4) seeking to amend the charter to include control share acquisition provisions; and (5) seeking to increase authorized common stock for the explicit purpose of implementing a shareholder rights plan ("poison pill").

o The Trust will evaluate on a case-by-case basis proposals: (1) regarding a bundled or conditioned proxy proposals; (2) requesting reimbursement of proxy solicitation expenses; (3) requesting advance notice proposals; (4) seeking to restore or permit cumulative voting; and (5) requesting to opt in or out of state takeover statutes.

Corporate Governance

o The Trust generally votes FOR proposals: (1) seeking to amend by-laws or charters for housekeeping changes; and (2) regarding reincorporation.

o The Trust will evaluate on a case-by-case basis proposals requesting a change in a company's state of incorporation.

Capital Structure

o The Trust generally votes FOR proposals seeking to: (1) increase common share authorization for a stock split; (2) implement a reverse stock split;
(3) authorize preferred stock where the company specifies the rights of such stock and they appear reasonable; (4) reduce the par value of common stock;
(5) institute open-market share repurchase plans in which all shareholders may participate in equal terms; (6) approve increases in common stock beyond the allowable increase when a company's shares are in danger of being delisted or there is a going concern issue; and (7) create a new class of non-voting or sub-voting common stock.

o The Trust generally votes AGAINST proposals seeking to: (1) increase the number of authorized shares that have superior voting rights at companies with dual-class capital structures; (2) authorize the creation of new classes of blank check preferred stock; (3) increase the number of blank check preferred stock when no shares have been issued or reserved for a specific purpose; and (4) create a new class of common stock with superior voting rights.

o The Trust will evaluate on a case-by-case basis proposals seeking to: (1) seeking to increase the number of shares of common and preferred stock authorized for issue; (2) seeking to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue;
(3) requesting preemptive rights; (4) regarding a debt restructuring plan;
(5) regarding the creation of tracking stock; (6) regarding conversion of securities; (7) regarding the formation of a holding company; (8) regarding "going private" transactions; (9) regarding private placements; and (10) regarding recapitalizations.

Executive and Director Compensation

o The Trust generally votes FOR proposals: (1) requesting additional disclosure of executive and director pay information; (2) requesting golden and tin parachutes submitted for shareholder ratification; (3) requesting shareholder approval in order to implement an employee stock option plan ("ESOP") or to increase authorized shares for existing ESOPs, except where excessive; (4) seeking to implement a 401(k) savings plan for employees; (5) regarding plans which provide a dollar-for-dollar cash for stock exchange;
(6) seeking to eliminate retirement plans for non-employee directors; (7) seeking to put option repricings to a shareholder vote; (8) asking the company to expense stock options; (9) seeking to simply amend shareholder approved compensation plans to comply with Omnibus Budget Reconciliation Act of 1987 ("OBRA laws"); (10) seeking to add performance goals to existing compensation plans to comply with OBRA laws; and (11) requesting cash or cash and stock bonus plans that are submitted to shareholders for the purpose of examining compensation under OBRA laws.

o The Trust generally votes AGAINST proposals: (1) seeking to set absolute levels of compensation; and (2) requiring director fees to be paid in stock only.

o The Trust will evaluate on a case-by-case basis proposals: (1) regarding compensation plans; (2) by management seeking approval to reprice options;
(3) regarding employee stock purchase plans; (4) seeking to ratify or cancel golden or tin parachutes; (5) seeking to provide an option of taking all or a portion of cash compensation in the form of stock; (6) regarding plans which do not provide a dollar-for-dollar cash for stock exchange; (7) seeking to amend existing OBRA plans to increase shares reserved and to qualify for favorable tax treatment under the OBRA laws; and (8) by shareholders regarding all other executive and director pay issues.

Mergers and Corporate Restructurings

o The Trust generally votes FOR proposals seeking to: (1) restore or provide shareholders with rights of appraisal and (2) change the corporate name.

o The Trust generally votes AGAINST proposals requesting the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

o The Trust will evaluate on a case-by-case basis proposals: (1) regarding mergers and acquisitions; (2) regarding spin-offs; (3) regarding asset sales;
(4) regarding asset purchases; (5) regarding liquidations; (6) regarding joint ventures; and (7) seeking to maximize shareholder value.

Social and Environmental Issues

o The Trust generally votes FOR proposals: (1) requesting additional information, particularly when it appears companies have not adequately addressed shareholders' environmental concerns; (2) outlining vendor standards compliance; (3) outlining a company's involvement in spaced-based weaponization; (4) outlining the company's efforts to diversify the board;
(5) outlining the company's affirmative action initiatives; and (6) outlining the company's progress towards the Glass Ceiling Commission's business recommendations.

o The Trust generally votes AGAINST proposals: (1) seeking to completely phase out genetically engineered (GE) ingredients from the company's products; (2) requesting a report on the health and environmental effects of GE ingredients; (3) seeking to label GE ingredients voluntarily; (4) requesting a report on a company's policies aimed at curtailing gun violence;
(5) requesting stronger tobacco product warnings, as such decisions are better left to public health authorities; (6) seeking to prohibit investment in tobacco equities, as such decisions are better left to public health authorities; (7) requesting the company to affirm political nonpartisanship in the workplace; (8) requesting, reporting or publishing in newspapers the company's political contributions; (9) seeking to disallow or restrict the company from making political contributions; (10) requesting a list of company associates that have prior government service and whether such service had a bearing on the company; (11) implementing the China Principles;
(12) requesting reports on foreign military sales or offsets; (13) requesting a company to cease production of nuclear weapons; and (14) requesting a report on the diversity efforts of suppliers and service providers.

o The Trust will evaluate on a case-by-case basis proposals: (1) seeking to phase out the use of animals in product testing; (2) requesting the company to implement price restraints on pharmaceutical products; (3) requesting a report on the feasibility of labeling GE ingredients; (4) requesting a report on the financial, legal and environmental impact of continued use of GE ingredients; (5) requesting reports on the company's procedures for preventing predatory lending; (6) regarding tobacco; (7) requesting a report outlining potential environmental damage from drilling in the Artic National Wildlife Refuge; (8) seeking to adopt the CERES Principles; (9) seeking to adopt a comprehensive recycling strategy; (10) seeking to invest in renewable energy sources; (11) seeking to review ways to link executive compensation to social factors; (12) requesting a report detailing the company's operations in a particular country and steps to protect human rights; (13) seeking to implement certain human rights standards; (14) seeking to endorse or increase activity on the MacBride Principles; (15) requesting a company to renounce future involvement in antipersonnel landmine and cluster bomb production; and
(16) requesting a company to increase the diversity of the board.

o Other Situations

No Proxy Voting Guideline can anticipate all potential proxy voting issues that may arise. Consequently, other issues that appear on proxies are reviewed on a case-by-case basis and the Trust's vote is cast in a manner that the Trust believes is in the best interest of the applicable Trust portfolio and its shareholders.

Conflicts of Interest

The Trust recognizes that conflicts of interest exist, or may appear to exist, in certain circumstances when voting proxies. Since under normal circumstances the adviser or sub-adviser will be responsible for voting proxies related to securities held in a Trust portfolio, the portfolios themselves will not have a conflict of interest with fund shareholders in the voting of proxies. The Trust expects each adviser and sub-adviser responsible for voting proxies to adopt policies that address the identification of material conflicts of interest that may exist and how such conflicts are to be resolved to ensure that voting decisions are based on what is in the best interest of each respective Trust portfolio and its shareholders and is not influenced by any conflicts of interest that the adviser or sub-adviser may have.

Disclosure of Proxy Voting Guidelines and Record

The Trust will fully comply with all applicable disclosure obligations under the Rule. These include the following:

o Disclosure in shareholder reports that a description of the Trust's Proxy Voting Guidelines are available upon request without charge and information about how it can be obtained (e.g., Trust website, SEC web site, and toll free phone number).

o Disclosure in the Trust's Statement of Additional Information (SAI) the actual policies used to vote proxies.

o Disclosure in shareholder reports and in the SAI that information regarding how the Trust voted proxies during the most recent twelve month period ended June 30 is available without charge and how such information can be obtained.

The Trust will file all required reports regarding the Trust's actual proxy voting record on Form N-PX on an annual basis as required by the Rule. This voting record will also be made available to shareholders.

The Trust will respond to all requests for guideline descriptions or proxy records within three (3) business days of such request.

Maintenance of Proxy Voting Records

The Trust's administrator, adviser, and/or sub-advisers will be responsible for maintaining all appropriate records related to the voting of proxies held in a Trust portfolio as required by the Rule. These records include proxy ballots, share reconciliation reports, recommendation documentation, and other pertinent supporting documentation relating to a particular proxy. Applicable records shall be maintained for a period of six (6) years.

Review of Proxy Voting Guideline

This guideline as well as the proxy voting guidelines of all Trust advisers and sub-advisers will be reviewed at least annually. This review will include, but will not necessarily be limited to, any proxy voting issues that may have arisen or any material conflicts of interest that were identified and the steps that were taken to resolve those conflicts.

                           OLD MUTUAL CAPITAL, INC.

PROXY VOTING POLICY

Introduction


Old Mutual Capital, Inc. ("OM Capital") recognizes that proxies have an economic value and OM Capital seeks to maximize that economic value by ensuring that votes are cast in a manner that it believes to be in the best interest of the affected client(s). Proxies are considered client assets and are to be managed with the same care, skill and diligence as all other client assets. While OM Capital generally delegates proxy voting authority and responsibility to sub-advisers, such sub-advisers are expected to adhere to this Policy, relevant securities laws, as well as their own internal proxy voting policies.


Proxy Oversight Committee


OM Capital has established a Proxy Oversight Committee (the "Committee"), consisting of the Investment Officer, General Counsel, Chief Compliance Officer and Treasurer. The Committee is primarily responsible for:

o Approving OM Capital's Proxy Voting Policy (the "Policy") and related Procedures;

o     Reviewing the proxy voting policies of sub-advisers;

o     Acting as a resource for sub-advisers on proxy matters, when requested.

The Committee reviews each sub-adviser's proxy voting policy to ensure that such policies are complicit with relevant securities laws and to ensure that they have established reasonable controls designed to identify and resolve material conflicts of interest. The Committee is also available to serve as a potential resource for the sub-advisers in determining how to resolve material conflicts of interest when voting a proxy for a client of OM Capital, Inc. Sub-advisers are not mandated to use the Committee in this capacity.


Disclosure to Clients

OM Capital's Form ADV will include a description of this Policy and, upon request; OM Capital will provide clients a copy of the complete Policy. OM Capital will also provide to clients, upon request, information on how their securities were voted.

PROXY VOTING PROCEDURES

Sub-Adviser Proxy Voting Reports

Each sub-adviser is required to prepare a Proxy Voting Record Report for the Committee on a periodic basis. The Proxy Voting Record Report includes all proxies that were voted during a period of time. Each sub-adviser also prepares a Proxy Conflict of Interest Report that documents all instances where a material conflict of interest was identified and the resolution of the material conflict of interest.


(a)   Maintenance of Proxy Voting Records


The following records are maintained for a period of six years, with records being maintained for the first two years on site:


o     These policy and procedures, and any amendments thereto;

o     Various reports prepared according to the above procedures; and

o Each written client request for information and a copy of any written response by OM Capital to a client's written or oral request for information.


Each sub-adviser will maintain the records required to be maintained under the federal securities laws.


Dated: 7/2004

                           ACADIAN ASSET MANAGEMENT

Proxy Voting Policy


When voting proxies on behalf of our clients, Acadian Asset Management (ACADIAN) assumes a fiduciary responsibility to vote in our clients' best interests. In addition, with respect to benefit plans under the Employee Retirement Income Securities Act (ERISA), ACADIAN acknowledges its responsibility as a fiduciary to vote proxies prudently and solely in the best interest of plan participants and beneficiaries. So that it may fulfill these fiduciary responsibilities to clients, ACADIAN has adopted and implemented these written policies and procedures reasonably designed to ensure that it votes proxies in the best interest of clients.


Proxy Voting Guidelines

ACADIAN acknowledges it has a duty of care to its clients that requires it to monitor corporate events and vote client proxies. To assist in this effort, ACADIAN has retained Institutional Shareholder Services (ISS) to vote its proxies. ISS provides proxy-voting analysis and votes proxies in accordance with predetermined guidelines. Relying on ISS to vote proxies ensures that ACADIAN votes in the best interest of its clients and insulates ACADIAN's voting decisions from any potential conflicts of interest.

There may be occasions when ACADIAN determines that not voting a proxy may be in the best interests of clients; for example, when the cost of voting the proxy exceeds the expected benefit to the client. There may also be times when clients have instructed ACADIAN not to vote proxies or direct ACADIAN to vote proxies in a certain manner. ACADIAN will maintain written instructions from clients with respect to directing proxy votes.

ACADIAN also reserves the right to override ISS vote recommendations under certain circumstances. Acadian will only do so if they believe that changing the vote is in the best interest of clients. All overrides will be approved by an Executive Officer of Acadian and will be documented with the reasons for voting against the ISS recommendation.

Conflicts of Interest

Occasions may arise during the voting process in which the best interest of clients conflicts with ACADIAN's interests. In these situations ISS will continue to follow the same predetermined guidelines as formally agreed upon between ACADIAN and ISS before such conflict of interest existed. Conflicts of interest generally include (i) business relationships where ACADIAN has a substantial business relationship with, or is actively soliciting business from, a company soliciting proxies, or (ii) personal or family relationships whereby an employee of ACADIAN has a family member or other personal relationship that is affiliated with a company soliciting proxies, such as a spouse who serves as a director of a public company. A conflict could also exist if a substantial business relationship exists with a proponent or opponent of a particular initiative.

If ACADIAN learns that a conflict of interest exists, the Proxy Coordinator will prepare a report to the Compliance Committee that identifies (i) the details of the conflict of interest, (ii) whether or not the conflict is material, and (iii) procedures to ensure that ACADIAN makes proxy voting decisions based on the best interests of clients. If ACADIAN determines that a material conflict exists, it will defer to ISS to vote the proxy in accordance with the predetermined voting policy.

Voting Policies

ACADIAN has adopted the proxy voting policies developed by ISS.   The
policies have been developed based on ISS's independent, objective analysis of leading corporate governance practices and their support of long-term shareholder value. ACADIAN may change these policies from time to time without providing notice of changes to clients.

ISS proxy voting policies include:

1. Management Proposals: Proposals introduced by company management will generally be voted in accordance with management's recommendations on the following types of routine management proposals:

o     Election of Directors (uncontested)

o     Approval of Independent Auditors

o     Executive Compensation Plans

o Routine Corporate Structure, Share Issuance, Allocations of Income, Scrip Dividend Proposals, Increases in Capital or Par Value, and Share Repurchase Plans.

2. Shareholder Proposals: At times shareholders will submit proposals that generally seek to change some aspect of a company's corporate governance structure or its business operations. Proxies will generally be voted against proposals motivated by political, ethical or social concerns. Proposals will be examine solely from an economic perspective. Proxies will generally be voted with management in opposition to shareholder resolutions which could negatively impact the company's ability to conduct business, and voted in support of the shareholder initiatives concerning the maximization of shareholder value.

3. Other (Non-Routine) Proposals: Non-routine proposals, introduced by company management or shareholders, are examined on a case-by-case basis. These are often more complex structural changes to a company such as a reorganization or merger, in which a variety of issues are considered including the benefits to shareholders' existing and future earnings, preservation of shareholder value, financial terms of the transaction and the strategic rationale for the proposal. The following are examples of proposals that are voted on a case-by-case basis:

o     Reorganizations/Restructurings

o     Amendments to the Articles of Association

o Non-Executive Director Compensation Proposals (cash and share based components)

o     Increasing Borrowing Powers

o     Debt Issuance Requests

Voting Process

ACADIAN has appointed the Head of Corporate Actions to act as Proxy Coordinator. The Proxy Coordinator, overseen by Operations Management, is responsible for coordinating new account set-up and account changes, acting as liaison with client's custodian banks, making sure that proxies ACADIAN is responsible to vote are forwarded to ISS, seeing that ISS is voting assigned client accounts, maintaining appropriate records, monitoring corporate actions and generally overseeing the relationship with ISS.

After ISS is notified by the custodian of a proxy that requires voting and/or after ISS cross references their database with a routine download of ACADIAN holdings and determines a proxy requires voting, ISS will review the proxy and make a voting proposal based on the recommendations provided by their research group. Any electronic proxy votes will be communicated to the proxy solicitor by ISS's Global Proxy Distribution Service and ADP's Proxy Edge Distribution Service, while non-electronic ballots, or paper ballots, will be faxed, telephoned or sent via Internet. ISS assumes responsibility for the proxies to be transmitted for voting in a timely fashion and maintains a record of the vote, which is provided to ACADIAN on a quarterly basis. ACADIAN will make votes available to all separately managed accountholders upon request and will communicate votes to all mutual fund clients no less frequently than once a year.

Proxy Voting Record

Acadian's Proxy Coordinator will maintain a record containing the following information regarding the voting of proxies: (i) the name of the issuer,
(ii) the exchange ticker symbol, (iii) the CUSIP number, (iv) the shareholder meeting date, (v) a brief description of the matter brought to vote; (vi) whether the proposal was submitted by management or a shareholder, (vii) how ACADIAN voted the proxy (for, against, abstained) and (viii) whether the proxy was voted for or against management.

Recordkeeping

Pursuant to Rule 204-2 of the Investment Advisers Act of 1940, ACADIAN will maintain the following records for five years in an easily accessible place, the first two years in its office:

o     ACADIAN's proxy voting policies and procedures

o Proxy statements received regarding client securities (proxy statements filed via EDGAR will not be separately maintained by ACADIAN)

o     Records of votes cast on behalf of clients

o     Records of written client requests for voting information

o Records of written responses from ACADIAN to both written and verbal client requests

o Any other documents prepared that were material to ACADIAN's decision to vote a proxy or that memorialized the basis for the decision.

Obtaining a Voting Proxy Report

Clients may request a copy of these policies and procedures and/or a report on how their individual securities were voted by calling ACADIAN's Marketing Service Representative, Amy Conklin, at 1-800-946-0166. The report will be provided free of charge.

                              Analytic Investors

                      Proxy Voting Policy and Procedure

Analytic Investors assumes a fiduciary responsibility to vote proxies in the best interest of its clients. In addition, with respect to benefit plans under the Employee Retirement Income Securities Act (ERISA), Analytic Investors acknowledges its responsibility as a fiduciary to vote proxies prudently and solely in the best interest of plan participants and beneficiaries. So that it may fulfill these fiduciary responsibilities to clients, Analytic Investors has adopted and implemented these written policies and procedures reasonably designed to ensure that it votes proxies in the best interest of clients.

Proxy Oversight Committee

Analytic Investors acknowledges that it has a duty of care to its clients that requires it to monitor corporate events and vote client proxies. Analytic Investors has established a Proxy Oversight Committee (the "Committee"), to oversee the proxy voting process. The Committee consists of the Chief Investment Officer, the Compliance Officer, and the Proxy Coordinator. The Committee seeks to develop, recommend, and monitor policies governing proxy voting. The adopted guidelines for proxy voting have been developed to be consistent, wherever possible, with enhancing long-term shareholder value and leading corporate governance practices. Analytic Investors has a policy not to be unduly influenced by representatives of management or any public interest or other outside groups when voting proxies. To this end, Analytic Investors has contracted with an independent proxy voting service (the "Proxy Service").



Proxy Voting Service


      The role of the Proxy Service includes researching proxy matters, executing the voting process, maintaining a record of all proxies voted on behalf of Analytic Investors, advising Analytic Investors of any material conflicts of interest (see below), and providing Analytic Investors with documentation of the voting record. Analytic Investors has opted to delegate all proxy voting to the Proxy Service except for those instances when a conflict of interest (see below) prevents the Proxy Service from voting according to its guidelines. A copy of the voting policy guidelines of the Proxy Service is attached.


Conflicts of Interest


Occasions may arise during the voting process in which the best interest of clients might conflict with the Proxy Service's interests. A conflict of interest would generally include (i) business relationships where the Proxy Service has a substantial business relationship with, or is actively soliciting business from, a company soliciting proxies, or (ii) personal or family relationships whereby an employee of the Proxy Service has a family member or other personal relationship that is affiliated with a company soliciting proxies, such as a spouse who serves as a director of a public company, or (iii) if a substantial business relationship exists with a proponent or opponent of a particular initiative.

At times of such conflict of interest, the Proxy Service will recuse itself from voting a proxy and notify the Analytic Investors Proxy Coordinator.
Upon notification the Proxy Service's recusal from voting, Analytic Investors' Proxy Coordinator will prepare a report to the Proxy Committee that identifies (i) the details of the conflict of interest, (ii) whether or not the conflict is material; and (iii) procedures to ensure that Analytic Investors makes proxy voting decisions based on the best interest of clients, and (iv) a copy of the voting guidelines of the Proxy Service. At least two members of Analytic Investors' Proxy Committee will then vote the proxy, adhering to the original voting policy guidelines provided by the Proxy Service. Analytic Investors' Proxy Committee will not override the voting guidelines of the Proxy Service. A record of the voting by the Proxy Committee will be retained by the Proxy Coordinator.

Voting Guidelines


Analytic Investors has reviewed the Proxy Service's voting recommendations and have determined that the policy provides guidance in the best interest of our clients. A copy of these guidelines is attached.


Proxy Voting Record


The Proxy Coordinator will maintain a record containing the following information regarding the voting of proxies: (i) the name of the issuer,
(ii) the CUSIP number, (iii) the shareholder meeting date, (iv) number of shares voted, (v) a brief description of the matter brought to vote; (vi) whether the proposal was submitted by management or a shareholder, (vii) how the Service voted the proxy (for, against, abstained), and (viii) whether the proxy was voted for or against management.


Obtaining a Voting Proxy Report

Clients may request a copy of the guidelines governing proxy voting and/or a report on how their individual securities were voted by calling Analytic Investors' Proxy Coordinator at 1-800-618-1872. The report will be provided free of charge.

Recordkeeping

Pursuant to Rule 204-2 of the Investment Advisers Act of 1940, Analytic Investors will maintain the following records for five years in an easily accessible place, the first two years in its office:


o Analytic Investors' proxy voting policies and procedures, as well as the voting guidelines of the Proxy Service

o Proxy statements received regarding client securities (proxy statements filed via EDGAR will not be separately maintained by Analytic Investors)

o     Records of votes cast on behalf of clients

o     Records of written client requests for voting information

o Records of written responses from Analytic Investors to both written and verbal client requests

o Any other documents prepared that were material to Analytic Investors' decision to vote a proxy or that memorialized the basis for the decision.

                  BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.

Proxy Voting Policy, 2004


Proxy Voting

Policy

BHMS has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the beneficial owners. BHMS maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and procedures to clients. BHMS will provide information to clients about how their proxies were voted and will retain records related to proxy voting.

BHMS generally,

Accepts:

o Proposals supporting best procedures for corporate governance regarding election of independent directors, approval of independent auditors, executive compensation plans and corporate structure/shareholder rights issues.

o Restoration or protection of shareholders' authority.



Rejects:

o Protection of management from results of mergers and acquisitions.

o Proposals having the effect of diluting the value of the existing shares.

o Reduction of shareholders' power over any company actions.

o Proposals motivated by political, ethical or social concerns.


Proxy Oversight Committee


o BHMS's Proxy Oversight Committee reviews and reevaluates existing policies, along with new issues on a case-by-case basis. Policy modifications may be made by the Committee in order to assure that all proxy voting decisions are in the best interests of the beneficial owner.

o The Proxy Oversight Committee includes Portfolio Managers James Barrow, Richard Englander and Jane Gilday and Proxy Coordinator, Clare Burch.


Conflicts of Interest


o All proxies will be voted uniformly in accordance with BHMS's policies. This includes proxies of companies who are also clients, thereby eliminating potential conflicts of interest.

Procedure

BHMS has adopted written procedures to implement the firm's policy and reviews to monitor and insure our policy is observed, implemented properly and amended or updated, as appropriate, which may be summarized as follows:

o BHMS sends a daily electronic transfer of all stock positions to ISS (Institutional Shareholder Services).

o ISS identifies all accounts eligible to vote for each security and posts the proposals and research on its website.

o The proxy coordinator reviews each proxy proposed and reevaluates existing voting guidelines. Any new or controversial issues are presented to the Proxy Oversight Committee for evaluation. Proxy coordinator sends all voting decisions to ISS through their website.

o     ISS verifies that every vote is received, voted and recorded.

o BHMS sends a proxy report to each client, at least annually (or as requested by client), listing number of shares voted and disclosing how each proxy was voted.

o BHMS maintains voting records both in hard copy and via ISS database backup.

o BHMS's guidelines addressing specific issues are available upon request by calling 214-665-1900 or by emailing clientservices@barrowhanley.com.

o BHMS will identify any conflicts that exist between the interests of the firm and the client by reviewing the relationship of the firm with the issuer of each security to determine if we or any of our employees have any financial, business or personal relationship with the issuer.

o If a material conflict of interest exists, the proxy coordinator will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

o BHMS will maintain a record of the voting resolution of any conflict of interest.

o The proxy coordinator shall retain the following proxy records in accordance with the SEC's five-year retention requirement:

o     These policies and procedures and any amendments;

o     Each proxy statement that BHMS receives;

o     A record of each vote that BHMS casts;

o Any document BHMS created that was material to making a decision how to vote proxies, or that memorializes that decision including periodic reports to the Proxy Oversight Committee; and

o A copy of each written request from a client for information on how BHMS voted such client's proxies and a copy of any written response.

Responsibility

Clare Burch is responsible for the implementation and monitoring of our proxy voting policy, procedures, disclosures and record keeping, including outlining our voting guidelines in our procedures.

                               Clay Finlay Inc.

                        Policy Regarding Proxy Voting
                                  June 2005
Policy


      Clay Finlay recognizes its fiduciary responsibility to vote proxies in the best interests of its clients. Additionally, with respect to benefit plans under the Employee Retirement Income Securities Act (ERISA) Clay Finlay acknowledges its responsibility as a fiduciary to vote proxies prudently and solely in the best interests of plan participants and beneficiaries. In order to fulfill these responsibilities, Clay Finlay has adopted these policies and procedures.

Clients' Instructions

      Clay Finlay has clients that: a) require no voting; b) submit their own votes; c) submit specific instructions on how to vote or; d) require Clay Finlay to vote on their behalf. This policy applies only to clients of category d) above.

Institutional Shareholder Services (ISS)

      Clay Finlay has contracted with ISS for services regarding proxy voting. ISS performs research on global companies and uses this research to make voting recommendations. ISS has developed guidelines for its recommendations which are summarized in the attached appendix to this policy.

Clay Finlay's Use of ISS Recommendations


      On a daily basis, Clay Finlay provides ISS with a list of clients' holdings in electronic form. Using this information, ISS provides, via its web site, details of each shareholders voting resolution, together with the recommendations of company management and ISS. The resolutions and recommendations are reviewed by the portfolio manager who may, on occasion, wish to vote differently to ISS's recommendation.


Avoidance of Conflicts of Interest


      Occasions may arise during the voting process in which the best interests of clients conflict with Clay Finlay's interests. Conflicts of interest generally include situations where Clay Finlay has a business relationship, or is actively seeking business from a company soliciting proxies, and situations where there are personal or family relationships with such company.

      In cases where the portfolio manager wishes to vote differently to ISS's recommendation, it is required that a form be completed providing an explanation of the reason for opposing ISS. This form must be signed and submitted to the Compliance Officer for review. The Compliance Officer, if satisfied that no conflict of interest exists, will approve the opposing vote. Otherwise the ISS recommendation will be used. The Compliance Officer will report to Clay Finlay's Executive Committee any attempts by outside parties or others to unduly influence voting.


Record Keeping

      Clay Finlay will keep the following record of each shareholders meeting for five years or longer:

      o     Clay Finlay's proxy voting policies and procedures

      o     Proxy statements received regarding client securities

      o     Records of votes cast on behalf of clients

      o     Records of written client request for voting information

      o Records of written responses from Clay Finlay to both written and verbal requests

      o Any documents prepared that were material to Clay Finlay's decision to vote.


Information for Clients

      Upon request Clay Finlay's client service group will provide details of a client account's voting record for any time period. Such information may be provided in electronic form if so desired.


Appendix to Proxy Voting Policy - Summary of Actions


      1.    Financial Results/Director and Auditor Reports

            Vote FOR approval of financial statements and director and auditor reports, unless:


            o there are concerns about the accounts presented or audit procedures used; or

o the company is not responsive to shareholder questions about specific items that should be publicly disclosed.


      2.    Appointment of Auditors and Auditor Compensation

            Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless;


o There are serious concerns about the accounts presented or the audit procedures used;

o the auditors are being changed without explanation; or

o nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.


      Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

      ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

      3.    Appointment of Internal Statutory Auditors

            Vote FOR the appointment or reelection of statutory auditors, unless:


o there are serious concerns about the statutory reports presented or the audit procedures used;

o questions exist concerning any of the statutory auditors being appointed; or

o the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.


      4.    Allocation of Income

            Vote FOR approval of the allocation of income, unless:


o the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

o the payout is excessive given the company's financial position.


      5.    Stock (Scrip) Dividend Alternative

            Vote FOR most stock (scrip) dividend proposals.

            Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

      6.    Amendments to Articles of Association

            Vote amendments to the articles of association on a CASE-BY-CASE basis.

      7.    Change in Company Fiscal Term

            Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

      8.    Lower Disclosure Threshold for Stock Ownership

            Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.


            Appendix to Proxy Voting Policy - Summary of Actions Continued


      9.    Amend Quorum Requirements

            Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

      10.   Transact Other Business

            Vote AGAINST other business when it appears as a voting item.

      11.   Director Elections

            Vote FOR management nominees in the election of directors, unless:


o there are clear concerns about the past performance of the company or the board; or

            o the board fails to meet minimum corporate governance standards.

            Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

            Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

            Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

      12.   Director Compensation

            Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

            Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

            Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

            Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

      13.   Discharge of Board and Management

            Vote FOR discharge of the board and management, unless:


o there are serious questions about actions of the board or management for the year in question; or

o legal action is being taken against the board by other shareholders.


      14.   Director, Officer, and Auditor Indemnification and Liability
Provisions

            Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

            Vote AGAINST proposals to indemnify auditors.

      15.   Board Structure

            Vote FOR proposals to fix board size.

            Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

            Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.


            Appendix to Proxy Voting Policy - Summary of Actions Continued


      16.   Share Issuance Requests

            General issuances:

            Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

            Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issues capital.

            Specific Issuances:

            Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

      17.   Increases in Authorized Capital

            Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

            Vote FOR specific proposals to increase authorized capital to any amount, unless:


o the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

o the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.


            Vote AGAINST proposals to adopt unlimited capital authorizations.

      18.   Reduction of Capital

            Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

            Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

      19.   Capital Structures

            Vote FOR resolutions that seek to maintain or convert to a one share, on vote capital structure.

            Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

      20.   Preferred Stock

            Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

            Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

            Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

            Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.


            Appendix to Proxy Voting Policy - Summary of Actions Continued


            Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

      21.   Debt Issuance Requests

            Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with our without preemptive rights.

            Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

            Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

      22.   Pledging of Assets for Debt

            Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

      23.   Increase in Borrowing Powers

            Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

      24.   Share Repurchase Plans

            Vote FOR share repurchase plan, unless:


            o clear evidence of past abuse of the authority is available; or

            o the plan contains no safeguards against selective buybacks.


      25.   Reissuance of Shares Repurchased

            Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

      26.   Capitalization of Reserves for Bonus Issues/Increases in Par Value

            Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

      27.   Reorganizations/Restructurings

            Vote reorganizations and restructurings on a CASE-BY-CASE basis.

      28.   Mergers and Acquisitions

            Vote FOR mergers and acquisitions, unless:


o the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

o the company's structure following the acquisition or merger does not reflect good corporate governance.


            Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.


            ABSTAIN if there is insufficient information available to make an informed voting decision.


      29.   Mandatory Takeover Bid Waivers

            Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

      30.   Reincorporation Proposals

            Vote reincorporation proposals on a CASE-BY-CASE basis.

      31.   Expansion of Business Activities

            Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

      32.   Related-Party Transactions

            Vote related-party transactions on a CASE-BY-CASE basis.

      33.   Compensation Plans

            Vote compensation plans on a CASE-BY-CASE basis.

      34.   Anti-takeover Mechanisms

            Vote AGAINST all anti-takeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

      35.   Shareholder Proposals
      Vote all shareholder proposals on a CASE-BY-CASE basis.

      Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

      Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

                       DWIGHT ASSET MANAGEMENT COMPANY
                      Proxy Voting Policy and Procedure

Dwight Asset Management Company ("Dwight") is a registered investment adviser specializing in fixed income and stable value strategies. As a stable value and fixed income manager, Dwight generally does not purchase voting securities on behalf of its clients. To the extent that a proxy voting situation arises, Dwight assumes a fiduciary responsibility to vote proxies in the best interest of its clients. In addition, with respect to employee benefit plans governed by the Employee Retirement Income Security Act ("ERISA") with respect to which Dwight has been granted voting discretion, Dwight is responsible as a fiduciary to vote proxies prudently and solely in the best interest of plan participants and beneficiaries. So that Dwight may fulfill these fiduciary responsibilities, Dwight has adopted and implemented these written policies and procedures which are designed to ensure that it votes proxies in the best interest of its clients.


Proxy Oversight Committee

Dwight has established a Proxy Oversight Committee (the "Committee"), consisting of the Chief Investment Officer, Head of Credit and the General Counsel. The Committee is primarily responsible for:

o     Approving Dwight's Proxy Voting Policy and Procedure.

o Reviewing proxy voting requests and determining the appropriate response.

o Seeking to identify and properly address conflicts of interest, or potential conflicts of interest, that may arise in the context of voting proxies.

o     Reporting to management on a periodic basis.

The Committee has also authorized the Compliance Officer to coordinate, execute and maintain appropriate records related to the proxy voting process.

Proxy Voting Guidelines

Dwight acknowledges it has a duty of care that requires it to monitor corporate actions and vote client proxies. If a client's custodian notifies Dwight of a proxy that requires voting on behalf of a client, Dwight will vote the proxy in accordance with these guidelines and any written guidelines or instructions from our clients, hi the event a client's written guidelines or instructions conflict with what is contained in this Policy, the client's written guidelines or instructions will prevail.

These guidelines are not rigid policy positions. Dwight will consider each corporate proxy statement on a case-by-case basis, and may vote in a manner different from that contemplated by these guidelines when deemed appropriate. There may be occasions when Dwight determines that not voting a proxy may be in the best interest of a client= for example, when the cost of voting the proxy exceeds the expected benefit to the client. Dwight may change these guidelines from time to time without providing notice of these changes to its clients.

Dwight's general proxy voting policy is described below along with Dwight's intended voting practices.

1. General: It is Dwight's policy to review each proxy statement on an individual basis and to base its voting decision on its judgment of what will serve the financial interests of its clients, the beneficial owners of the security. Economic and any other pertinent considerations will be evaluated.

2. Management Proposals: In general, it is Dwight's intention to vote on proposals introduced by company management in accordance with management's recommendations on the following types of management proposals:

o     Election of Directors

o     Approval of Independent Auditors

o     Executive Compensation Plans

o     Corporate Structure and Shareholder Rights

3. Shareholder Proposals: At times shareholders will submit proposals that generally seek to change some aspect of a company's corporate governance structure or its business operations. Dwight will examine each issue solely from an economic perspective. Generally Dwight will vote with management in opposition to shareholder resolutions which could negatively impact the company's ability to conduct business, and support the shareholder initiatives concerning the maximization of shareholder value.

4. Other Situations: No proxy voting policy can anticipate all potential proxy voting issues that may arise or address all the potential intricacies that may surround individual proxy votes, and for that reason, actual proxy votes may differ from the guidelines presented here. Consequently, other issues that appear on proxies are reviewed on a case-by-case basis and Dwight's vote is cast in a manner that we believe is in the best interest of the affected client(s).

Conflicts of Interest

Occasions may arise during the voting process in which a client's financial interests conflict with Dwight's interests. A conflict of interest may exist, for example, if Dwight has a business relationship with, or is actively soliciting business from, either (i) the company soliciting the proxy, or (ii) a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. A business relationship includes, but is not limited to, employees serving as a director of the company or Dwight managing a company's pension fund. If a conflict of interest exists, Dwight will disclose the conflict to its client(s) and will vote the proxy as directed by the client(s).

Voting Process

Dwight has charged its Compliance Officer with responsibility for acting as liaison with clients' custodian banks and assisting in the coordination and voting of proxies. After the Compliance Officer is notified of a proxy that requires voting, he or she will submit the proxy to the Proxy Oversight Committee for voting in-line with these procedures. The Compliance Officer is also responsible for ensuring that the proxies are transmitted for voting in a timely fashion and maintaining a record of the voting record to be made available to clients upon request.

Recordkeeping

Pursuant to Rule 204-2 of the Investment Advisers Act of 1940, Dwight will maintain the following records for five years in an easily accessible place, the first two years in its office:

o Dwight's proxy voting policies and procedures, and any amendments thereto;

o     Proxy statements received regarding client securities

o     Records of votes cast on behalf of clients

o     Records of written client requests for voting information

o Records of written responses from Dwight to both written and verbal client requests

o Any other documents prepared that were material to Dwight's decision to vote a proxy or that memorialized the basis for the decision.

Obtaining a Voting Proxy Report

Clients may request additional copies of these policies and procedures and/or a report on how their individual securities were voted by calling or writing Dwight's Compliance Officer at 100 Bank St., Suite 800, Burlington, VT 05401 / (802) 862-4170.


August 2003

                      Heitman Real Estate Securities LLC

                     Proxy Voting Policies and Procedures


                                  July 2003

Heitman Real Estate Securities LLC ("Heitman") provides investment advisory services to its clients with respect to publicly traded real estate securities. It is Heitman's general policy that with respect to all clients where Heitman has authority to vote proxies, such proxies will always be voted, or not voted, in all cases in the best interest of such clients.


Heitman utilizes the services of an independent unaffiliated proxy firm, Institutional Shareholder Services ("ISS"). ISS is responsible for: notifying Heitman in advance of the shareholder meeting at which the proxies will be voted; providing the appropriate proxies to be voted; providing independent research on corporate governance, proxy and corporate responsibility issues; recommending actions with respect to proxies which are always deemed by ISS to be in the best interests of the shareholders; and maintaining records of proxy statement received and votes cast.


Heitman will consider each corporate proxy statement on a case-by-case basis, and may vote a proxy in a manner different from that recommended by ISS when deemed appropriate by Heitman. There may also be occasions when Heitman determines, contrary to the ISS voting recommendation for a particular proxy, that not voting such proxy may be more in the best interest of clients, such as (i) when the cost of voting such proxy exceeds the expected benefit to the client or (ii) if Heitman is required to re-register shares of a company in order to vote a proxy and that re-registration process imposes trading and transfer restrictions on the shares, commonly referred to as "blocking."


Heitman's general guidelines as they relate to voting certain common proxy proposals are described below:

Adoption of confidential voting          For

Adoption of Anti-greenmail charter of    For
bylaw amendments

Amend bylaws or charters for             For
housekeeping changes

Elect Directors annually                 For

Fix the size of the Board                For

Give Board ability to amend bylaws in    For
addition to Shareholders

Lower supermajority Shareholder vote     For
requirements

Ratify Auditors                          For

Require Majority of Independent          For
Directors

Require Shareholder approval of Golden   For
or Tin Parachutes

Restore or Provide Shareholders with     For
rights of appraisal

Restore Shareholder ability to remove    For
directors with our without cause

Seek reasonable Audit rotation           For

Shareholders' Right to Act               For
independently of management

Shareholders' Right to Call Special      For
Meeting

Shareholders' Right to Act by Written    For
Consent

Stock Repurchase Plans                   For

Stock Splits                             For

Submit Poison Pill for Shareholder       For
ratification

Blank Check Preferred Stock              Against

Classified Boards                        Against

Dual Classes of Stock                    Against

Give Board exclusive authority to amend Against bylaws

Limited Terms for Outside Directors      Against

Payment of Greenmail                     Against

Provide Management with authority to     Against
adjourn an annual or special meeting

Require Director Stock Ownership         Against

Restrict or Prohibit Shareholder         Against
ability to call special meetings

Supermajority Vote Requirement           Against

Supermajority Provisions                 Against

Adopt/Amend Stock Option Plan            Case-by-Case

Adopt/Amend Employee Stock Purchase Plan Case-by-Case

Approve Merger/Acquisition               Case-by-Case

Authorize Issuance of Additional Common  Case-by-Case
Stock

Consider Non-financial Effects of Merger Case-by-Case

Director Indemnification                 Case-by-Case

Election of Directors                    Case-by-Case

Fair Price Requirements                  Case-by-Case

Issuance of authorized Common Stock      Case by Case

Limitation of Executive/Director         Case-by-Case
Compensation

Reincorporation                          Case-by-Case

Require Shareholder Approval to Issue    Case-by-Case
Preferred Stock

Spin-Offs                                Case-by-Case

Shareholder proposal to redeem Poison    Case-by-Case
Pill

Social and Environmental Issues          Case-by-Case

The foregoing are only general guidelines and not rigid policy positions.

Heitman has established a Proxy Policies and Procedures Oversight Committee (the "Proxy Committee"), consisting of Heitman's Chief Investment Officer, Chief Financial Officer, General Counsel and Compliance Officer. The Proxy Committee is responsible for (i) designing and reviewing from time to time these Policies and Procedures and (ii) reviewing and addressing all instances where a Heitman portfolio manager determines to respond to an issue in a proxy in a manner inconsistent with this Policy and/or identifies actual or perceived potential conflicts of interests in the context of voting proxies.

As a general rule, Heitman's Proxy Voting Clerk votes all U.S. and non-U.S. proxies to which Heitman is entitled to vote. Heitman's proxy voting policy is as follows:

(a) Heitman's Proxy Voting Clerk will print a Proxy Analysis Report containing a compilation of "FOR", "AGAINST", "ABSTAIN", and "WITHHOLD" recommendations received from ISS with respect to the issues on a particular proxy;

(b) Heitman's Proxy Voting Clerk will send the Proxy Analysis Report to the portfolio manager within Heitman who is responsible for review of the company conducting the proxy;

(c) In reviewing the recommendations to determine how to respond to the proxy in the best interest of clients, the Heitman portfolio manager may consider information from various sources, such as another Heitman portfolio manager or research analyst, management of the company conducting the proxy, and shareholder groups, as well as the possibility of any actual or perceived potential conflicts of interest between Heitman and its clients with respect to such proxy;

(d) The Heitman portfolio manager will return the Proxy Analysis Report to Heitman's Proxy Voting Clerk indicating his or her recommendation as to how to respond to such proxy, as well as a description and explanation of any actual or perceived potential conflicts of interest between Heitman and its clients with respect to such proxy. Instances where the Heitman portfolio manager recommends responding to a particular proxy contrary to the general voting guidelines provided in this Policy or contrary to the ISS recommendation with respect to such proxy, and/or perceives an actual or potential conflict of interests are considered "exceptions;"

(e) With respect to any proxy, Heitman's Proxy Voting Clerk will compile all exceptions in a written Proxy Vote Exception Report and forward it promptly to the members of Heitman's Proxy Committee.

(f) Heitman's Proxy Committee may confirm or overturn any recommendations by Heitman's portfolio manager. In instances where potential conflicts of interest have been highlighted in the Proxy Voting Exception Report, Heitman's Proxy Committee will evaluate whether an actual or potential material conflict of interests exists and, if so, how it should be addressed in voting or not voting the particular proxy;


(g) In all instances where a Proxy Vote Exception Report has been generated, Heitman's Compliance Officer or another member of Heitman's Proxy Committee will inform Heitman's Proxy Voting Clerk in writing of the Proxy Committee's determination as to how to respond to such proxy promptly after such Proxy Committee has reached its conclusions (a "Proxy Committee Report");


(h) Wherever a Proxy Committee Report has been generated for a particular proxy, Heitman's Proxy Voting Clerk will respond to the proxy in question in accordance with such Report except to the extent in a non-conflicts of interest situation that a particular Heitman client has advised Heitman in writing that the particular proxy or proxies of that type should be responded to in a particular fashion, in which circumstance Heitman's Proxy Voting Clerk will respond to the proxy in question in accordance with such advice;

(i) In all other cases, Heitman's Proxy Voting Clerk will respond to the proxy in accordance with the recommendations of ISS; and


(j) The Proxy Voting Clerk will prepare a Proxy Voting Summary for the Proxy Committee on a periodic basis containing all ISS proxy vote recommendations that were overridden during the period and also highlighting any proxy issues that were identified as presenting actual and/or potential conflicts of interest and how they were addressed.

The Proxy Committee may decide to take one of the following courses of action with respect to actual or potential conflicts of interest: (1) independently determine that no material conflict of interest exists or will likely potentially exist, (2) respond to such proxy in strict accordance with the recommendations of ISS or (3) take another course of action that, in the opinion of the Proxy Committee, adequately addresses the issue.


The following proxy materials and records are maintained by Heitman for a period of five years in an easily accessible place, the first two years in Heitman's office:


o     These policies and procedures, and any amendments thereto;

o     Each proxy statement (maintained on the ISS website);

o Record of each vote cast and each abstention (maintained on the ISS website);

o Documentation, if any, created by Heitman that was material to making a decision how to respond to proxies memorializing the basis for that decision;.

o Any other reports or memorializations prepared according to the above procedures; and

o Each written client request for information and a copy of any written response by Heitman to a client's written or oral request for information.


Clients may request a copy of these policies and procedures and/or a report on how their individual securities were voted by calling Heitman's Compliance
Officer at 1-800-225-5435, ext. 4150.   The report will be provided free of
charge.

                Appendix D to the Heitman Proxy Voting Policy

                               ISS Proxy Voting

                              Guidelines Summary

The following is a condensed version of all proxy voting recommendations contained in The ISS Proxy Voting Manual.

1.    Operational Items

Adjourn Meeting

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Amend Quorum Requirements

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name

Vote FOR proposals to change the corporate name.

Change Date, Time, or Location of Annual Meeting

Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratifying Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

o An auditor has a financial interest in or association with the company, and is therefore not independent

o Fees for non-audit services are excessive, or

o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account the tenure of the audit firm, the length of rotation specified in the proposal, any significant audit-related issues at the company, and whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

Transact Other Business

Vote AGAINST proposals to approve other business when it appears as voting item.

2.    Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

o Attend less than 75 percent of the board and committee meetings without a valid excuse

o Implement or renew a dead-hand or modified dead-hand poison pill

o Ignore a shareholder proposal that is approved by a majority of the shares outstanding

o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

o Failed to act on takeover offers where the majority of the shareholders tendered their shares

o Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

o Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company docs not have one of these committees

o Are audit committee members and the non-audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

o Are inside directors or affiliated outside directors and the full board is less than majority independent

o Sit on more than six public company boards

Age Limits

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

Board Size

Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis based on the extent that shareholders have access to the board through their own nominations.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

o The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

o Only if the director's legal expenses would be covered.

Establish/Amend Nominee Qualifications

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board. Vote AGAINST shareholder proposals requiring two candidates per board seat.

Filling Vacancies/Removal of Directors

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)

Generally vote FOR shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

o Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director).

o Two-thirds independent board

o All-independent key committees

o Established governance guidelines
Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Open Access

Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent's rationale for targeting the company in terms of board and director conduct.

Stock Ownership Requirements

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote CASE-BY-CASE shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.

Term Limits

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

3.    Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

o Long-term financial performance of the target company relative to its industry; management's track record

o Background to the proxy contest

o Qualifications of director nominees (both slates)

o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.    Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.

Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5.    Mergers and Corporate Restructurings

Appraisal Rights

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

o Purchase price

o Fairness opinion

o Financial and strategic benefits

o How the deal was negotiated

o Conflicts of interest

o Other alternatives for the business

o Noncompletion risk.

Asset Sales

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

o Impact on the balance sheet/working capital

o Potential elimination of diseconomies

o Anticipated financial and operating benefits

o Anticipated use of funds

o Value received for the asset

o Fairness opinion

o How the deal was negotiated

o Conflicts of interest.

Bundled Proposals

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

In the case of items that arc conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

o Dilution to existing shareholders' position

o Terms of the offer

o Financial issues

o Management's efforts to pursue other alternatives

o Control issues

o Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

o The reasons for the change

o Any financial or tax benefits

o Regulatory benefits

o Increases in capital structure

o Changes to the articles of incorporation or bylaws of the company

o Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

o Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

o Adverse changes in shareholder rights

Going Private Transactions (LBOs and Minority Squeezeouts)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

Joint Ventures

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, find noncompletion risk.

Liquidations

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation. Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or
Acquisition

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

o Prospects of the combined company, anticipated financial and operating benefits

o Offer price

o Fairness opinion

o How the deal was negotiated

o Changes in corporate governance

o Change in the capital structure

o Conflicts of interest.

Private Placements/Warrants/Convertible Debentures

Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest. Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spinoffs

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

o Tax and regulatory advantages

o Planned use of the sale proceeds

o Valuation of spinoff

o Fairness opinion

o Benefits to the parent company

o Conflicts of interest

o Managerial incentives

o Corporate governance changes

o Changes in the capital structure.

Value Maximization Proposals

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6.    State of Incorporation

Control Share Acquisition Provisions

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charier to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

Control Share Cashout Provisions

Vote FOR proposals to opt out of control share cashout statutes.

Disgorgement Provisions

Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freezeout Provisions

Vote FOR proposals to opt out of state freezeout provisions.

Greenmail

Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments. Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Reincorporation Proposals

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Stakeholder Provisions

Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

State Antitakeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

7.    Capital Structure

Adjustments to Par Value of Common Stock

Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of die class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

o It is intended for financing purposes with minimal or no dilution to current shareholders

o It is not designed to preserve the voting power of an insider or significant shareholder

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

Recapitalization

Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

Reverse Stock Splits

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock spilt that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

Share Repurchase Programs

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

Tracking Stock

Votes on the creation of tracking stock arc determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8.    Executive and Director Compensation

Votes with respect to equity-based compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to plan participants, adjusted for:

o Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

o Cash compensation, and

o Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization.

Vote AGAINST plans that expressly permit the repricing of underwater stock options without shareholder approval. Generally vote AGAINST plans in which the CEO participates if there is a disconnect between the CEO's pay and company performance (an increase in pay and a decrease in performance) and me main source of the pay increase (over half) is equity-based. A decrease in performance is based on negative one-and three-year total shareholder returns. An increase in pay is based on the CEO's total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of long-term incentive plan payouts, and all other compensation) increasing over the previous year. Also WITHHOLD votes from the Compensation Committee members.

Director Compensation

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

Stock Plans in Lieu of Cash

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Director Retirement Plans

Vote AGAINST retirement plans for nonemployee directors.

Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

o Historic trading patterns

o Rationale for the repricing

o Value-for-value exchange

o Option vesting

o Term of the option

o Exercise price

o Participation.

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-SYBASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

o Purchase price is at least 85 percent of fair market value


o Offering period is 27 months or less, and


o The number of shares allocated to the plan is ten percent or less of the outstanding shares


Vote AGAINST employee stock purchase plans where any of the following apply:

o Purchase price is less than 85 percent of fair market value, or

o Offering period is greater than 27 months, or

o The number of shares allocated to the plan is more than ten percent of the outstanding shares


Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 362(m).

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Voles to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans

Vote FOR proposals to implement a 401 (k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay in formation, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Option Expensing

Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

Performance-Based Stock Options

Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:

o The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options)

o The company demonstrates that it is using a substantial portion of performance-based awards for its top executives

Golden Parachutes and Executive Severance Agreements

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:

o The parachute should be less attractive than an ongoing employment opportunity with the firm

o The triggering mechanism should be beyond the control of management

o The amount should not exceed three times base salary plus guaranteed benefits

Pension Plan Income Accounting

Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

Supplemental Executive Retirement Plans (SERPs)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

9.    Social and Environmental Issues

CONSUMER ISSUES AND PUBLIC SAFETY

Animal Rights

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products).

o The availability and feasibility of alternatives to animal testing to ensure product safety, and

o The degree that competitors are using animal-free testing.

o Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:

o The company has already published a set of animal welfare standards and monitors compliance.

o The company's standards are comparable to or better than those of peer firms, and

o There are no serious controversies surrounding the company's treatment of animals.

Drug Pricing

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking info account:

o Whether the proposal focuses on a specific drug and region

o Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness

o The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending

o Whether the company already limits price increases of its products

o Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries

o The extent that peer companies implement price restraints

Genetically Modified Foods

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

o The quality of the company's disclosure on GE product labeling and related voluntary initiatives and how this disclosure compares with peer company disclosure

o Company's current disclosure on the feasibility of GE product labeling, including information on the related costs

o Any voluntary labeling initiatives undertaken or considered by the company

Vote CASE-BY-CASE on proposals asking for the preparation of a report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds.

o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

o The quality of the company's disclosure on risks related to GE product use and how this disclosure compares with peer company disclosure

o The percentage of revenue derived from international operations, particularly in Europe, where GE products are more regulated and consumer backlash is more pronounced.

Vote AGAINST proposals seeking a report on the health and environmental effects of genetically modified organisms (GMOs). Health studies of this sort are better undertaken by regulators and the scientific community.

Vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company's products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to federal regulators) that outweigh the economic benefits derived from biotechnology.

Handguns

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

HIV/AIDS

Vote CASE-BY-CASE on requests for reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company's Sub-Saharan operations and how the company is responding to it, taking into account:

o The nature and size of the company's operations in Sub-Saharan Africa and the number of local employees

o The company's existing healthcare policies, including benefits and healthcare access for local workers

o Company donations to healthcare providers operating in the region

Vote CASE-BY-CASE on proposals asking companies to establish, implement, and report on a standard of response to the HIV/AIDS, tuberculosis and malaria health pandemic in Africa and other developing countries, taking into account:

o The company's actions in developing countries to address HIV/AIDS, tuberculosis and malaria, including donations of Pharmaceuticals and work with public health organizations

o The company's initiatives in this regard compared to those of peer companies

Predatory Lending

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

o Whether the company has adequately disclosed the financial risks of its subprime business

o Whether the company has been subject to violations of lending laws or serious lending controversies

o Peer companies' policies to prevent abusive lending practices.

Tobacco

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

o Whether the company complies with all local ordinances and regulations

o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness

o The risk of any health-related liabilities.

Advertising to youth:

o Whether the company complies with federal, stale, and local laws on the marketing of tobacco or if it has been fined for violations

o Whether the company has gone as far as peers in restricting advertising

o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

o Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:

o The percentage of the company's business affected

o The economic loss of eliminating the business versus any potential tobacco-related liabilities.

o Spinoff tobacco-related businesses:

o The percentage of the company's business affected

o The feasibility of a spinoff

o Potential future liabilities related to the company's tobacco business.

Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY

Arctic National Wildlife Refuge

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

o Whether there are publicly available environmental impact reports;

o Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and

o The current status of legislation regarding drilling in ANWR.

CERES Principles

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

o Environmentally conscious practices of peer companies, including endorsement of CERES

o Costs of membership and implementation.

Environmental-Economic Risk Report

Vote CASE-by-CASE on proposals requesting reports assessing economic risks of environmental pollution or climate change, taking into account whether the company has clearly disclosed the following in its public documents:

o Approximate costs of complying with current or proposed environmental laws

o Steps company is taking to reduce greenhouse gasses or other environmental pollutants

o Measurements of the company's emissions levels

o Reduction targets or goals for environmental pollutants including greenhouse gasses

Environmental Reports

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming

Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:

o The company's level of disclosure lags that of its competitors, or

o The company has a poor environmental track record, such as violations of federal and state regulations.

Recycling

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

o The nature of the company's business and the percentage affected

o The extent that peer companies are recycling

o The timetable prescribed by the proposal

o The costs and methods of implementation

o Whether the company has a poor environmental track record, such as violations of federal and state regulations.

Renewable Energy

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

o The nature of the company's business and the percentage affected

o The extent that peer companies are switching from fossil fuels to cleaner sources

o The timetable and specific action prescribed by the proposal

o The costs of implementation

o The company's initiatives to address climate change

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

Sustainability Report

Generally vote FOR proposals requesting the company to report on its policies and practices related to social, environmental, and economic sustainability, unless the company is already reporting on its sustainability initiatives through existing reports such as:

o A combination of an EHS or other environmental report, code of conduct, and/or supplier/vendor standards, and equal opportunity and diversity data and programs, all of which are publicly available, or

o A report based on Global Reporting Initiative (GRI) or similar guidelines.

Vote FOR shareholder proposals asking companies to provide a sustainability report applying the GRI guidelines unless:

o The company already has a comprehensive sustainability report or equivalent addressing the essential elements of the GRI guidelines or

o The company has publicly committed to using the GRI format by a specific date

GENERAL CORPORATE ISSUES

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of sinking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

o The relevance of the issue to be linked to pay

o The degree that social performance is already included in the company's pay structure and disclosed

o The degree that social performance is used by peer companies in setting pay

o Violations or complaints filed against the company relating to the particular social performance measure

o Artificial limits sought by the proposal, such as freezing or capping executive pay

o Independence of the compensation committee

o Current company pay levels.

Charitable/Political Contributions

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

o The company is in compliance with laws governing corporate political activities, and

o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR STANDARDS AND HUMAN RIGHTS

China Principles

Vote AGAINST proposals to implement the China Principles unless:

o There are serious controversies surrounding the company's China operations, and

o The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

Country-specific human rights reports

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

o The nature and amount of company business in that country

o The company's workplace code of conduct

o Proprietary and confidential information involved

o Company compliance with U.S. regulations on investing in the country

o Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

o Agreements with foreign suppliers to meet certain workplace standards

o Whether company and vendor facilities are monitored and how

o Company participation in fair labor organizations

o Type of business

o Proportion of business conducted overseas

o Countries of operation with known human rights abuses

o Whether the company has been recently involved in significant labor and human rights controversies or violations

o Peer company standards and practices

o Union presence in company's international factories

o Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

o The company does not operate in countries with significant human rights violations

o The company has no recent human rights controversies or violations, or

o The company already publicly discloses information on its vendor standards compliance.

MacBride Principles

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

o Company compliance with or violations of the Fair Employment Act of 1989

o Company antidiscrimination policies that already exceed the legal requirements

o The cost and feasibility of adopting all nine principles

o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

o The potential for charges of reverse discrimination

o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

o The level of the company's investment in Northern Ireland

o The number of company employees in Northern Ireland

o The degree that industry peers have adopted the MacBride Principles

o Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS

Foreign Military Sales/Offsets

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines and Cluster Bombs

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

o Whether the company has in the past manufactured landmine components

o Whether the company's peers have renounced future production

o Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

o What weapons classifications the proponent views as cluster bombs
o Whether the company currently or in the past has manufactured cluster bombs or their components

o The percentage of revenue derived from cluster bomb manufacture

o Whether the company's peers have renounced future production

Nuclear Weapons

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

Operations in Nations Sponsoring Terrorism (Iran)

Vote CASE-BY-CASE on requests for a board committee review and report outlining the company's financial and reputational risks from its operations in Iran, taking into account current disclosure on:

o The nature and purpose of the Iranian operations and the amount of business involved (direct and indirect revenues and expenses) that could be affected by political disruption

o Compliance with U.S. sanctions and laws

Spaced-Based Weaponization

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

o The information is already publicly available or

o The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

Board Diversity

Generally vote FOR reports on the company's efforts to diversify the board, unless:

o The board composition is reasonably inclusive in relation to companies of similar size and business or

o The board already reports on its nominating procedures and diversity initiatives.

o Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

o The degree of board diversity

o Comparison with peer companies

o Established process for improving board diversity

o Existence of independent nominating committee

o Use of outside search firm

o History of EEO violations.

Equal Employment Opportunity (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

o The company has well-documented equal opportunity programs

o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

o The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

o The composition of senior management and the board is fairly inclusive

o The company has well-documented programs addressing diversity initiatives and leadership development

o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

o The company has had no recent, significant EEC-related violations or litigation

Sexual Orientation

Vote FOR proposals seeking to amend a company's EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company.

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company.

10.   Mutual Fund Proxies

Election of Directors

Vote the election of directors on a CASE-BY-CASE basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:

o attend less than 75 percent of the board and committee meetings

o without a valid excuse for the absences. Valid reasons include illness or

o absence due to company business. Participation via telephone is acceptable.

o In addition, if the director missed only one meeting or one day's

o meetings, votes should not be withheld even if such absence dropped the

o director's attendance below 75 percent.

o ignore a shareholder proposal that is approved by a majority of shares

o outstanding;

o ignore a shareholder proposal that is approved by a majority of the

o votes cast for two consecutive years;

o are interested directors and sit on the audit or nominating committee; or

o are interested directors and the full board serves as the audit or

o nominating committee or the company does not have one of these

o committees.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

o Past performance relative to its peers

o Market in which fund invests

o Measures taken by the board to address the issues

o Past shareholder activism, board activity, and votes on related proposals

o Strategy of the incumbents versus the dissidents

o Independence of directors

o Experience and skills of director candidates

o Governance profile of the company

o Evidence of management entrenchment

Investment Advisory Agreements

Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

o Proposed and current fee schedules

o Fund category/investment objective

o Performance benchmarks

o Share price performance as compared with peers

o Resulting fees relative to peers

o Assignments (where the advisor undergoes a change of control)

Approving New Classes or Series of Shares

Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors: stated specific financing purpose, possible dilution for common shares, and whether the shares can be used for antitakeover purposes

1940 Act Policies

Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors: potential competitiveness; regulatory developments; current and potential returns; and current and potential risk. Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Proposals to change a fundamental restriction to a nonfundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors: the fund's target investments, the reasons given by the fund for the change, and the projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental

Vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

Name Change Proposals

Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors: political/economic changes in the target market, consolidation in the target market, and current asset composition

Change in Fund's Subclassification

Votes on changes in a fund's subclassification should be determined on a CASE-BY-CASE basis, considering the following factors: potential competitiveness, current and potential returns, risk of concentration, and consolidation in target industry

Disposition of Assets/Termination/Liquidation

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: strategies employed to salvage the company; the fund's past performance; and terms of the liquidation.

Changes to the Charter Document

Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:

o The degree of change implied by the proposal

o The efficiencies that could result

o The state of incorporation

o Regulatory standards and implications

Vote AGAINST any of the following changes:

o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

o Removal of shareholder approval requirement for amendments to the new declaration of trust

o Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act

o Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares

o Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements

o Removal of shareholder approval requirement to change the domicile of the fund

Changing the Domicile of a Fund

Vote incorporations on a CASE-BY-CASE basis, considering the following factors: regulations of both states; required fundamental policies of both states; and the increased flexibility available.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

Distribution Agreements

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: fees charged to comparably sized funds with similar objectives, the proposed distributor's reputation and past performance, the competitiveness of the fund in the industry, and terms of the agreement.

Master-Feeder Structure

Vote FOR the establishment of a master-feeder structure.

Mergers

Vote merger proposals on a CASE-BY-CASE basis, considering the following factors: resulting fee structure, performance of both funds, continuity of management personnel, and changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals to Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Advisor

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors: performance of the fund's NAV, the fund's history of shareholder relations, and the performance of other funds under the advisor's management.

                         LIBERTY RIDGE CAPITAL, INC.

                             PROXY VOTING POLICY

Introduction

Liberty Ridge Capital, Inc. ("Liberty Ridge Capital") recognizes that proxies have an economic value. In voting proxies, we seek to maximize the economic value of our clients' assets by casting votes in a manner that we believe to be in the best interest of the affected client(s). Proxies are considered client assets and are managed with the same care, skill and diligence as all other client assets. When voting proxies, we adhere to this Policy and any written guidelines or instructions from our clients. In the event a client's written guidelines or instruction conflict with what is contained in this Policy, the client's written guidelines or instructions will prevail.

Proxy Oversight Committee

Liberty Ridge Capital has established a Proxy Oversight Committee (the "Committee"), consisting of the Chief Investment Officer, Senior Financial Officer, Chief Administrative Officer, Senior Vice President - Distribution, General Counsel, and Chief Compliance Officer. The Committee is primarily responsible for:

o Approving Liberty Ridge Capital's Proxy Voting Policy (the "Policy") and related Procedures;

o Reviewing reports of proxy votes cast;

o Reviewing proxies that are voted in a manner that is inconsistent with the recommendations of a designated, independent third party proxy research provider;

o Seeking to identify and properly address material conflicts of interest that may arise in the context of voting proxies;

o Reviewing the proxy voting policies of sub-advisers;

o Acting as a resource for investment personnel on proxy matters when needed.

The Committee has authorized the appointment of an independent third party to provide research on proxy matters and voting recommendations generally consistent with this Policy. The Committee has also authorized the appointment of a Proxy Voting Clerk to coordinate, execute and maintain appropriate records related to the proxy voting process and to maintain records of differences, if any, between this Policy and the actual votes cast.

Summary of Proxy Voting Guidelines

Liberty Ridge Capital's Proxy Voting Policies as they relate to certain common proxy proposals are described below along with our usual voting practices:

 Board of Directors

o We generally vote FOR proposals: (1) requesting that board audit, compensation, and/or nominating committees be composed exclusively of independent directors; (2) seeking to repeal classified boards and to elect all directors annually; (3) seeking to restore shareholder ability to remove directors with or without cause; (4) seeking to permit shareholders to elect directors to fill board vacancies; (5) seeking to fix the size of the board;
(6) requesting that a majority or more of directors be independent; (7) by shareholders seeking to require that the position of chairman be filled by an independent director; and (8) seeking to provide expanded indemnification coverage in certain cases when a director's or officer's legal defense was unsuccessful.

o We generally vote AGAINST proposals seeking to: (1) require directors to own a minimum amount of company stock; (2) limit the tenure of outside directors; (3) impose a mandatory retirement age for outside directors; (4) classify the board; (5) provide that directors may be removed only for cause;
(6) provide that only continuing directors may elect replacements to fill board vacancies; (7 provide management the ability to alter the size of the board without shareholder approval; (8) require two candidates per board seat; (9) eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; and (10) provide indemnification that would expand coverage beyond just legal expenses to actions, such as negligence.

o We will evaluate on a case-by-case basis: (1) director nominees; (2) proposals regarding director and officer indemnification and liability protections, using Delaware law as the standard; and (3) proposals seeking to establish or amend director qualifications.

Approval of Independent Auditors

o We generally vote FOR proposals seeking to ratify the selection of auditors.

o We will evaluate on a case-by-case basis shareholder proposals requesting:
(1) companies to prohibit or limit their auditors from engaging in non-audit services and (2) audit firm rotation.

Shareholder Rights

o We generally vote FOR proposals seeking to: (1) remove restrictions on the right of shareholders to act independently of management; (2) allow or make easier shareholder action by written consent; (3) lower supermajority shareholder vote requirements; and (4) give the board the ability to amend the bylaws in addition to shareholders.

o We generally vote AGAINST proposals seeking to: (1) restrict or prohibit shareholder ability to call special meetings; (2) restrict or prohibit shareholder ability to take action by written consent; (3) require a supermajority shareholder vote; and (4) give the board exclusive authority to amend bylaws.

o We will evaluate on a case-by-case basis proposals seeking to adopt a fair price provision.

Anti-Takeover Defenses and Voting Related Issues

o We generally vote FOR proposals: (1) seeking to adopt confidential voting, use independent vote tabulators and use independent inspectors of election;
(2) by management seeking to change the date/time/location of the annual meeting; (3) by shareholders requesting a company to submit its poison pill for shareholder ratification or redeem it; (4) seeking to opt out of control share acquisition statutes; (5) seeking to restore voting rights to the control shares; (6) seeking to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments; (7) by shareholders requesting that any future poison pill be put to a shareholder vote; and (8) seeking to opt out of state disgorgement and freezeout provisions.

o We generally vote AGAINST proposals: (1) seeking to provide management with the authority to adjourn an annual or special meeting; (2) by shareholders seeking to change the date/time/location of the annual meeting; (3) seeking to eliminate cumulative voting; (4) seeking to amend the charter to include control share acquisition provisions; (5) seeking to increase authorized common stock for the explicit purpose of implementing a shareholder rights plan ("poison pill"); (6) seeking to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding; and (7) seeking to approve other business when it appears as a voting item.

o We will evaluate on a case-by-case basis proposals: (1) regarding a bundled or conditioned proxy; (2) requesting reimbursement of proxy solicitation expenses; (3) requesting advance notice; (4) seeking to restore or permit cumulative voting; and (5) requesting opt in or out of state takeover statutes.

Corporate Governance

o We generally vote FOR proposals: (1) seeking to amend bylaws or charters for housekeeping changes; and (2) regarding reincorporation.

o We will evaluate on a case-by-case basis proposals requesting: (1) a change in a company's state of incorporation and (2) mandatory holding periods for their executives to hold stock after option exercise.

Capital Structure

o We generally vote FOR proposals seeking to: (1) increase common share authorization for a stock split or dividend; (2) implement a reverse stock split; (3) authorize preferred stock where the company specifies the rights of such stock and they appear reasonable; (4) reduce the par value of common stock; (5) institute open-market share repurchase plans in which all shareholders may participate in equal terms; (6) approve increases in common stock beyond the allowable increase when a company's shares are in danger of being delisted or there is a going concern issue; (7) create a new class of non-voting or sub-voting common stock; and (8) create "declawed" blank check preferred stock.

o We generally vote AGAINST proposals seeking to: (1) increase the number of authorized shares that have superior voting rights at companies with dual-class capital structures; (2) authorize the creation of new classes of blank check preferred stock; (3) increase the number of blank check preferred stock when no shares have been issued or reserved for a specific purpose; and
(4) create a new class of common stock with superior voting rights.

o We will evaluate on a case-by-case basis proposals: (1) seeking to increase the number of shares of common and preferred stock authorized for issue; (2) seeking to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue; (3) requesting preemptive rights; (4) regarding a debt restructuring plan; (5) regarding the creation of tracking stock; (6) regarding conversion of securities; (7) regarding the formation of a holding company; (8) regarding "going private" transactions;
(9) regarding private placements; (10) regarding recapitalizations; and (11) seeking to increase the number of blank check preferred stock after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder return.

Executive and Director Compensation

o We generally vote FOR proposals: (1) requesting additional disclosure of executive and director pay information; (2) requesting golden and tin parachutes be submitted for shareholder ratification; (3) requesting shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except where excessive; (4) seeking to implement a 401(k) savings plan for employees; (5) regarding plans which provide a dollar-for-dollar cash for stock exchange; (6) seeking to eliminate retirement plans for non-employee directors; (7) seeking to simply amend shareholder approved compensation plans to comply with OBRA laws; (8) seeking to add performance goals to existing compensation plans to comply with OBRA laws; (9) requesting cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation under OBRA laws; (10) seeking to put option repricings to a shareholder vote; and (11) requesting the company to expense stock options; (12) advocating the use of performance-based equity awards; (13) requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plans (SERP) agreements to a shareholder vote; and (14) seeking to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation.

o We generally vote AGAINST proposals: (1) seeking to set absolute levels of compensation; (2) requiring director fees to be paid in stock only; (3) regarding plans that expressly permit the repricing of underwater stock options without shareholder approval; and for plans in which the CEO participates if there is a disconnect between the CEO's pay and company performance and the main source of the pay increase is equity-based; and (4) requesting retirement plans for non-employee directors.

o We will evaluate on a case-by-case basis proposals: (1) regarding compensation plans; (3) regarding employee stock purchase plans; (4) seeking to ratify or cancel golden or tin parachutes; (5) seeking to provide an option of taking all or a portion of cash compensation in the form of stock;
(6) regarding plans which do not provide a dollar-for-dollar cash for stock exchange; (7) by management seeking approval to reprice options; (8) seeking to amend existing OBRA plans to increase shares reserved and to qualify for favorable tax treatment under the OBRA laws; and (9) by shareholders regarding all other executive and director pay issues.

Mergers and Corporate Restructurings

o We generally vote FOR proposals seeking to: (1) restore or provide shareholders with rights of appraisal and (2) change the corporate name.

o We generally vote AGAINST proposals requesting the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

o We will evaluate on a case-by-case basis proposals: (1) regarding mergers and acquisitions; (2) regarding spin-offs; (3) regarding asset sales; (4) regarding asset purchases; (5) regarding liquidations; (6) regarding joint ventures; and (7) seeking to maximize shareholder value.

Social and Environmental Issues

o We generally vote FOR proposals: (1) requesting additional information, particularly when it appears companies have not adequately addressed shareholders' environmental concerns; (2) outlining vendor standards compliance; (3) outlining a company's involvement in spaced-based weaponization; (4) outlining the company's efforts to diversify the board;
(5) outlining the company's affirmative action initiatives; (6) outlining the company's progress towards the Glass Ceiling Commission's business recommendations; and (7) seeking to amend the company's EEO policy to include sexual orientation.

o We generally vote AGAINST proposals: (1) seeking to completely phase out genetically engineered (GE) ingredients from the company's products; (2) requesting a report on the health and environmental effects of GE ingredients; (3) seeking to label GE ingredients voluntarily; (4) requesting a report on a company's policies aimed at curtailing gun violence; (5) requesting stronger tobacco product warnings as such decisions are better left to public health authorities; (6) seeking to prohibit investment in tobacco equities as such decisions are better left to portfolio managers; (7) requesting the company to affirm political nonpartisanship in the workplace;
(8) requesting reporting or publishing in newspapers the company's political contributions; (9) seeking to disallow or restrict the company from making political or charitable contributions; (10) requesting a list of company associates that have prior government service and whether such service had a bearing on the company; (11) seeking to implement the China Principles; (12) requesting reports on foreign military sales or offsets; (13) requesting a company to cease production of nuclear weapons; (14) requesting a report on the diversity efforts of suppliers and service providers; and (15) seeking to extend company benefits to or eliminate benefits from domestic partners, as benefit decisions should be left to the discretion of the company.

o We will evaluate on a case-by-case basis proposals: (1) seeking to phase out the use of animals in product testing; (2) requesting the company to implement price restraints on pharmaceutical products; (3) requesting a report on the feasibility of labeling GE ingredients; (4) requesting a report on the financial, legal and environmental impact of continued use of GE ingredients; (5) requesting a report on the company's procedures for preventing predatory lending; (6) regarding tobacco; (7) requesting a report outlining potential environmental damage from drilling in the Artic National Wildlife Refuge; (8) seeking to adopt the CERES Principles; (9) seeking to adopt a comprehensive recycling strategy; (10) seeking to invest in renewable energy sources; (11) seeking to review ways to link executive compensation to social factors; (12) requesting a report detailing the company's operations in a particular country and steps to protect human rights; (13) seeking to implement certain human rights standards; (14) seeking to endorse or increase activity on the MacBride Principles; (15) requesting a company to renounce future involvement in antipersonnel landmine and cluster bomb production;
(16) requesting a company to increase the diversity of the board; (17) requesting reports on assessing economic risks of environmental pollution or climate change; (18) requesting reports outlining the impact of the health pandemic on the company's Sub-Saharan operations; and (19) requesting companies to establish, implement and report on a standard of response to the health pandemic in Africa and other developing countries.

Other Situations

No Proxy Voting Policy can anticipate all potential proxy voting issues that may arise. Consequently, other issues that appear on proxies are reviewed on a case-by-case basis and our vote is cast in a manner that we believe is in the best interest of the affected client(s).

Conflict of Interest Identification and Resolution

Liberty Ridge Capital seeks to minimize the potential for conflict by utilizing the services of an independent, third party to provide voting recommendations that are consistent with this Policy as well as relevant requirements of the Employee Retirement Income Security Act of 1974 (ERISA) and the U.S. Department of Labor's interpretations thereof. Occasions may arise during the voting process in which the best interest of clients might conflict with the third party vendor's interests. The third party vendor has developed an insulated wall ("chinese wall") as security between its proxy recommendation service and the other services it provides to clients who may also be a portfolio company for which proxies are solicited. Furthermore, the third party vendor will periodically provide a periodic update for Liberty Ridge Capital's consideration in evaluating the third party vendors' recommendations

While it is generally expected that most proxies will be voted consistent with the research providers recommendation, there may be instances where the investment analyst believes that under the circumstances, an issue should be voted in a manner which differs from the recommended vote. These instances are considered an "Override" and all such overrides must be approved by the CIO and subsequently reported to the Committee. In approving any such Override, the CIO will use his best judgment to ensure that the spirit of this Policy is being followed and the vote is cast in the best interest of the affected client(s).

In an effort to ensure that material conflicts of interest or potential conflicts of interest have been identified in Override situations, Liberty Ridge Capital has developed a Proxy Vote Watch List (the "Watch List"). The Watch List, which is maintained by the Chief Compliance Officer (the "CCO"), summarizes public companies with whom Liberty Ridge Capital may have a material conflict of interest with a client in voting a proxy. These may include the following situations:

o Companies with whom Liberty Ridge Capital has a material business relationship;

o Companies where a Liberty Ridge Capital employee, or spouse of a Liberty Ridge Capital employee, is a senior officer or director or has a material business relationship;

o Other situations that may arise from time-to-time and will be evaluated based on specific facts and circumstances and added to the Watch List if deemed appropriate.

All Overrides approved by the CIO that related to companies on the Watch List are reviewed by the CCO who may approve the Override in consultation, if needed, with the CIO or the General Counsel. If deemed necessary, the CCO may refer the matter to the Committee for their evaluation and input as to how the conflict of interest should be resolved. If a member of the Committee themselves are the source of the conflict, they will not participate in the decision on how to resolve the conflict or determine how to vote the proxy.

In resolving a conflict, the Committee may decide to take one of the following courses of action: (1) determine that the conflict or potential conflict is not material, (2) request that disclosure be made to clients for whom proxies will be voted to disclose the conflict of interest and the recommended proxy vote and to obtain consent from such clients, (3) engage an independent third party to determine how the proxies should be voted, or (4) take another course of action that, in the opinion of the Committee, adequately addresses the potential for conflict.



Disclosure to Clients

Liberty Ridge Capital's Form ADV will include a description of this Policy and, upon request, Liberty Ridge Capital will provide clients a copy of the complete Policy. Liberty Ridge Capital will also provide to clients, upon request, information on how their securities were voted.

Dated: 6/2004



Proxy Voting Procedures

Reconciliation Process

Upon Liberty Ridge Capital's receipt of proxy materials, the Proxy Voting Clerk reconciles the number of shares to be voted as of the record date set forth in the proxy materials against the number of shares as of the record date set forth in Liberty Ridge Capital's records. Because Liberty Ridge Capital is committed to resolving all share number discrepancies, the Proxy Voting Clerk uses every reasonable effort to reconcile any share number discrepancy with the appropriate custodian bank. If Liberty Ridge Capital no longer holds shares in the company on whose behalf proxy votes are being solicited, the Proxy Voting Clerk does not vote those proxies.

Voting Identified Proxies

A proxy is identified when it is reported through a third party vendor's automated system or when a custodian bank notifies Liberty Ridge Capital of its existence. As a general rule, the Proxy Voting Clerk votes all U.S. and non-U.S. proxies to which Liberty Ridge Capital is entitled to vote that are identified within the solicitation period. Consistent with Department of Labor Interpretative Bulleting 94-2 relating to ERISA proxy voting, Liberty Ridge Capital may apply a cost-benefit analysis to determine whether to vote a non-U.S. proxy. For example, if Liberty Ridge Capital is required to re-register shares of a company in order to vote a proxy and that re-registration process imposes trading and transfer restrictions on the shares, commonly referred to as "blocking," the Proxy Voting Clerk generally abstains from voting that proxy. Although not necessarily an exhaustive list, other instances in which Liberty Ridge Capital may be unable or may determine not to vote a proxy are as follows: (1) situations where the underlying securities have been lent out pursuant to a client's securities lending program; (2) instances when proxy materials are not delivered in a manner that provides sufficient time to analyze the proxy and make an informed decision by the voting deadline.

Proxy Voting Procedure

The Proxy Voting Clerk generally votes proxies, as follows:

(a) The Proxy Voting Clerk prints the Proxy Analysis Report. This report is a compilation of "FOR", "AGAINST", "ABSTAIN", and "WITHHOLD" recommendations received from the third party proxy research provider with respect to the issues on a particular proxy;

(b) The Proxy Voting Clerk compares outstanding proxies against a list of the third party vendor's clients, supplied periodically by the third party vendor, to determine whether a potential for conflict may exist.

(c) The Proxy Voting Clerk sends the Proxy Analysis Report to the research analyst who covers the company for his/her review along with a determination as to whether there is a potential conflict of interest on behalf of the third party vendor;

(d) In reviewing the recommendations to determine how to vote the proxy in the best interest of clients, the research analyst may consider information from various sources, such as a portfolio manager, another research analyst, management of the company conducting the proxy, shareholder groups, and other relevant sources;

(e) If the analyst is voting all items on the ballot in a manner that is consistent with the proxy research provider's recommendations, he/she checks the appropriate box on the Proxy Voting Materials cover sheet, signs where indicated and returns it to the Proxy Voting Clerk. In instances where the analyst disagrees with the research provider's recommended vote and decides to vote an item differently, the analyst's recommended vote will be considered an "Override". All Overrides must be discussed with, and approved by, the CIO. Both the CIO and the analyst must sign the Proxy Voting Materials cover sheet and return it to the Proxy Voting Clerk with a brief explanation that documents the rationale for their decision;

(f) The Proxy Voting Clerk compiles all overridden recommendations in a Proxy Vote Override Report. The Overrides are then compared to the Proxy Vote Watch List to identify potential conflict situations.

(g) If a proxy being overridden is a company on the Proxy Vote Watch List, the Proxy Voting Clerk will promptly forward the proxy to the Chief Compliance Officer (CCO). The CCO reviews the Overrides and may confirm the Overrides in consultation with the CIO or the General Counsel. In instances where a potential conflict of interest has been identified that may be material, the CCO may refer the matter to the full Committee for their evaluation and input as to how the conflict of interest should be resolved.

(h) Upon resolution by the Committee or otherwise, the CCO will return the Proxy Override Report to the Proxy Voting Clerk indicating how the matter should be voted.

(i) The Proxy Voting Clerk votes the proxies as instructed in the Proxy Analysis Report and the Proxy Vote Override Report; and

(j) The Proxy Voting Clerk prepares a Proxy Voting Record Report for the Committee on a periodic basis. The Proxy Voting Record Report includes all proxies that were voted during a period of time. The Proxy Voting Clerk also prepares a Proxy Override Summary Report that documents all vote recommendations received from the proxy research provider that were overridden during the period. These reports are periodically reviewed by the Committee.

 Maintenance of Proxy Voting Records

The following records are maintained for a period of six years, with records being maintained for the first two years on site:

o These policy and procedures, and any amendments thereto;

o Each proxy statement (maintained on a third party automated system);

o Record of each vote cast (maintained on a third party automated system);

o Documentation, if any, created by Liberty Ridge Capital that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for a decision;

o Various reports related to the above procedures; and

o Each written client request for information and a copy of any written response by Liberty Ridge Capital to a client's written or oral request for information.

Dated: 6/2004

                     PROVIDENT INVESTMENT COUNSEL ("PIC")

                    Proxy Voting Procedures and Guidelines


                                 July 2004


I.    Introduction

Provident Investment Counsel has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients in accordance with our fiduciary duties and SEC rule 206(4)-6 under the Investment Advisors Act of 1940.

II.   Voting Procedures

PIC has adopted the following policies.

A.    Determine Proxies to be Voted


PIC has contracted with an outside proxy-voting vendor ("ISS") who will oversee PIC's proxy voting process. ISS will determine what proxy votes are outstanding and what issues are to be voted on. ISS will verify that the number of shares listed on the proxy ballot matches PIC's records and that each proxy was received. If a discrepancy is discovered or a proxy is missing, ISS will take appropriate action to correct or obtain the proxy.


B.    Voting

PIC will carefully consider all proxy proposals. The analyst of the security on the proxy being voted will conduct the actual voting of proxy statements. In exercising judgment with respect to voting stock held in a fiduciary capacity, PIC's decisions are governed by our primary duty to safeguard and promote the interest of the accounts and their beneficiaries. In keeping with this duty, it our policy to vote in favor of those proposals which advance the sustainable economic value of the companies, and thus the shareholders whose securities are held. If, after careful consideration, we believe that corporate management's position on financial, corporate governance, social or environmental questions could adversely affect the long-term best economic interest of a company and /or its shareholders, the stock will be voted against management. Except in rare instances, abstention is not an acceptable position, and controversial issues will be voted "for" or against".

C.    Conflicts of Interest


For purposes of these policies and procedures, PIC will be deemed to have a conflict of interest in voting a proxy if (a) the company whose proxy is to be voted, or any affiliate of that company, is a client of PIC, or (b) PIC has a material business relationship with the company whose proxy is to be voted, or any affiliate of that company. PIC's Vice-President/Research, shall maintain records sufficient to identify such conflicts of interest, and shall notify the security analyst in charge of voting a proxy when PIC has a conflict of interest with respect to such vote.

In the event of such a conflict of interest, the proxy will be voted as indicated in the voting guidelines specified in Section III below, so long as the application of the guidelines to the matter involves little or no discretion by PIC. If the guidelines in Section III do not cover the matter to be voted on, or cover the matter but involve more than little discretion by PIC, then the proxy will be voted as recommended by ISS.


D.    Recordkeeping

      The following records will be maintained:


o A copy of  PIC's proxy voting policies and procedures

o A brief description of the proxy proposals for each company.

o The vote cast for each proxy overall as well as by portfolio.

o Documentation showing research conducted, including calls or other contacts made, documents analyzed, persons involved in decision making process and documentation on any conflicts of interest that arose and how it was resolved.

o Verification that the shares listed on the proxy match the Adviser's records. Also proxies that were not received, and what actions were taken to obtain them.

o A copy of each written client request for proxy voting records and the Adviser's written response to any client requests for such records.


III.  Voting Guidelines


PIC has adopted the following voting guidelines. As noted above, however, we carefully consider all proposals submitted to shareholders in accordance with our aforementioned procedures. The following are some sample guidelines, not rigid rules. In the event of a client restriction, we will vote in accordance with their guidelines.


A.    Operational Items

Adjourn Meeting


Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.


Amend Quorum Requirements

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws


Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).


Change Company Name

Vote FOR proposals to change the corporate name.

Change Date, Time, or Location of Annual Meeting

Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratifying Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:


o An auditor has a financial interest in or association with the company, and is therefore not independent

o Fees for non-audit services are excessive, or

o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.


Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

Transact Other Business

Vote AGAINST proposals to approve other business when it appears as voting item.

B.    Board of Directors

            Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:


o Attend less than 75 percent of the board and committee meetings without a valid excuse

o Ignore a shareholder proposal that is approved by a majority of the shares outstanding

o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

o Failed to act on takeover offers where the majority of the shareholders tendered their shares

o Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees, unless a majority of the committee is comprised of outsiders.

o Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees, unless a majority of the committee is comprised of outsiders.

o Are audit committee members and the non-audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.


Age Limits

Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

Board Size

Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval. Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.


Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.


Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:


o The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

o Only if the director's legal expenses would be covered.


Establish/Amend Nominee Qualifications

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

Vote AGAINST shareholder proposals requiring two candidates per board seat.

Filling Vacancies/Removal of Directors

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:


o Designated lead director appointed from the ranks of the independent board members with clearly delineated duties

o     Majority of independent directors on board

o     All-independent key committees

o     Committee chairpersons nominated by the independent directors

o     CEO performance reviewed annually by a committee of outside directors

o     Established governance guidelines

o     Company performance.


Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote AGAINST shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Stock Ownership Requirements

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Term Limits

Vote AGAINST shareholder proposals to limit the tenure of outside directors.

C.    Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:


o Long-term financial performance of the target company relative to its industry; management's track record

o Background to the proxy contest

o Qualifications of director nominees (both slates)

o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.


Reimbursing Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

D.    Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.


Vote FOR proposals to lower supermajority vote requirements.


E.    Mergers and Corporate Restructurings

Appraisal Rights

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:


o     Purchase price

o     Fairness opinion

o     Financial and strategic benefits

o     How the deal was negotiated

o     Conflicts of interest

o     Other alternatives for the business

o     Noncompletion risk.


Asset Sales

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:


o     Impact on the balance sheet/working capital

o     Potential elimination of diseconomies

o     Anticipated financial and operating benefits

o     Anticipated use of funds

o     Value received for the asset

o     Fairness opinion

o     How the deal was negotiated

o     Conflicts of interest.


Bundled Proposals

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:


o     Dilution to existing shareholders' position

o     Terms of the offer

o     Financial issues

o     Management's efforts to pursue other alternatives

o     Control issues

o     Conflicts of interest.


Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:


o     The reasons for the change

o     Any financial or tax benefits

o     Regulatory benefits

o     Increases in capital structure

o     Changes to the articles of incorporation or bylaws of the company.


Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:


o Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

o     Adverse changes in shareholder rights


Going Private Transactions (LBOs and Minority Squeezeouts)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

Joint Ventures

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

Liquidations

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or
Acquisition

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:


o Prospects of the combined company, anticipated financial and operating benefits

o     Offer price

o     Fairness opinion

o     How the deal was negotiated

o     Changes in corporate governance

o     Change in the capital structure

o     Conflicts of interest.


Private Placements/Warrants/Convertible Debentures

Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spinoffs

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:


o     Tax and regulatory advantages

o     Planned use of the sale proceeds

o     Valuation of spinoff

o     Fairness opinion

o     Benefits to the parent company

o     Conflicts of interest

o     Managerial incentives

o     Corporate governance changes

o     Changes in the capital structure.


Value Maximization Proposals


Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.


F.    State of Incorporation

Control Share Acquisition Provisions

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

Control Share Cashout Provisions

Vote FOR proposals to opt out of control share cashout statutes.

Disgorgement Provisions

Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis,

evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freezeout Provisions

Vote FOR proposals to opt out of state freezeout provisions.

Greenmail

Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Reincorporation Proposals

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Stakeholder Provisions

Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

State Antitakeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

G.    Capital Structure

Adjustments to Par Value of Common Stock

Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote CASE-BY-CASE proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.


Vote CASE-BY-CASE proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.


Dual-class Stock

Vote CASE-BY-CASE proposals to create a new class of common stock with superior voting rights.

Vote CASE-BY-CASE proposals to create a new class of nonvoting or subvoting common stock if:


o It is intended for financing purposes with minimal or no dilution to current shareholders

o It is not designed to preserve the voting power of an insider or significant shareholder


Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock

Vote CASE-BY-CASE proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote CASE-BY-CASE proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote CASE-BY-CASE proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

Recapitalization

Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

Reverse Stock Splits

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE.

Share Repurchase Programs

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

Tracking Stock


Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

H.    Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. PIC's methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). PIC will review the ISS model results but is not bound by the ISS limits or recommendations regarding dilution. That decision is left to the PIC analyst on a case by case basis.

Director Compensation

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

Stock Plans in Lieu of Cash

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

Vote FOR plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Director Retirement Plans

Vote AGAINST retirement plans for nonemployee directors.

Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:


o     Historic trading patterns

o     Rationale for the repricing

o     Value-for-value exchange

o     Option vesting

o     Term of the option

o     Exercise price

o     Participation.


Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.


Vote FOR employee stock purchase plans where all of the following apply:

o     Purchase price is at least 85 percent of fair market value

o     Offering period is 27 months or less, and

o     Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the following apply:

o     Purchase price is less than 85 percent of fair market value, or

o     Offering period is greater than 27 months, or

o     VPD is greater than ten percent

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA -Related Compensation Proposals)


Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis with reference to the quantitative model developed by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans

Vote FOR proposals to implement a 401 (k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Option Expensing

Generally vote AGAINST shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

Performance-Based Stock Options

Vote CASE-BY-CASE on shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), taking into account:


o     Whether the proposal mandates that all awards be performance-based

o Whether the proposal extends beyond executive awards to those of lower-ranking employees

o Whether the company's stock-based compensation plans meet ISS's SVT criteria and do not violate our repricing guidelines


Golden and Tin Parachutes

Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:


o The parachute should be less attractive than an ongoing employment opportunity with the firm

o     The triggering mechanism should be beyond the control of management

o The amount should not exceed three times base salary plus guaranteed benefits

I.   Social and Environmental Issues


Animal Rights

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:


o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

o The availability and feasibility of alternatives to animal testing to ensure product safety, and

o     The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:

o The company has already published a set of animal welfare standards and monitors compliance

o The company's standards are comparable to or better than those of peer firms, and

o There are no serious controversies surrounding the company's treatment of animals


Drug Pricing

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:


o     Whether the proposal focuses on a specific drug and region

o Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness

o The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending

o     Whether the company already limits price increases of its products

o Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries

o     The extent that peer companies implement price restraints


Genetically Modified Foods

Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:


o     The costs and feasibility of labeling and/or phasing out

o The nature of the company's business and the proportion of it affected by the proposal

o The proportion of company sales in markets requiring labeling or GMO-free products

o     The extent that peer companies label or have eliminated GMOs

o Competitive benefits, such as expected increases in consumer demand for the company's products

o The risks of misleading consumers without federally mandated, standardized labeling

o     Alternatives to labeling employed by the company.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs --an issue better left to federal regulators--which outweigh the economic benefits derived from biotechnology.

Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:

o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

o     The extent that peer companies have eliminated GMOs

o The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products

o Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs

o The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.


Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

Handguns

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

Predatory Lending

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:


o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

o Whether the company has adequately disclosed the financial risks of its subprime business

o Whether the company has been subject to violations of lending laws or serious lending controversies

o     Peer companies' policies to prevent abusive lending practices.


Tobacco

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:


o     Whether the company complies with all local ordinances and regulations

o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness

o     The risk of any health-related liabilities.


Advertising to youth:


o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

o     Whether the company has gone as far as peers in restricting advertising

o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

o     Whether restrictions on marketing to youth extend to foreign countries


Cease production of tobacco-related products or avoid selling products to tobacco companies:


o     The percentage of the company's business affected

o The economic loss of eliminating the business versus any potential tobacco-related liabilities.


Spinoff tobacco-related businesses:


o     The percentage of the company's business affected

o     The feasibility of a spinoff

o     Potential future liabilities related to the company's tobacco business.


Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

Arctic National Wildlife Refuge

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:


o     Whether there are publicly available environmental impact reports;

o Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and

o     The current status of legislation regarding drilling in ANWR.


CERES Principles

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:


o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

o Environmentally conscious practices of peer companies, including endorsement of CERES

o     Costs of membership and implementation.


Environmental Reports

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming


Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:

o     The company's level of disclosure lags that of its competitors, or

o The company has a poor environmental track record, such as violations of federal and state regulations.


Recycling

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:


o     The nature of the company's business and the percentage affected

o     The extent that peer companies are recycling

o     The timetable prescribed by the proposal

o     The costs and methods of implementation

o Whether the company has a poor environmental track record, such as violations of federal and state regulations.


Renewable Energy

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:


o     The nature of the company's business and the percentage affected

o The extent that peer companies are switching from fossil fuels to cleaner sources

o     The timetable and specific action prescribed by the proposal

o     The costs of implementation

o     The company's initiatives to address climate change


Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

Link Executive Compensation to Social Performance


Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

o     The relevance of the issue to be linked to pay

o The degree that social performance is already included in the company's pay structure and disclosed

o The degree that social performance is used by peer companies in setting pay

o Violations or complaints filed against the company relating to the particular social performance measure

o Artificial limits sought by the proposal, such as freezing or capping executive pay

o     Independence of the compensation committee

o     Current company pay levels.


Charitable/Political Contributions

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:


o The company is in compliance with laws governing corporate political activities, and

o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.


Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.


Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.


China Principles

Vote AGAINST proposals to implement the China Principles unless:


o There are serious controversies surrounding the company's China operations, and

o The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).


Country-specific human rights reports

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:


o     The nature and amount of company business in that country

o     The company's workplace code of conduct

o     Proprietary and confidential information involved

o     Company compliance with U.S. regulations on investing in the country

o     Level of peer company involvement in the country.


International Codes of Conduct/Vendor Standards

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

o     Agreements with foreign suppliers to meet certain workplace standards

o     Whether company and vendor facilities are monitored and how

o     Company participation in fair labor organizations

o     Type of business

o     Proportion of business conducted overseas

o     Countries of operation with known human rights abuses

o Whether the company has been recently involved in significant labor and human rights controversies or violations

o     Peer company standards and practices

o     Union presence in company's international factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

o The company does not operate in countries with significant human rights violations

o     The company has no recent human rights controversies or violations, or

o The company already publicly discloses information on its vendor standards compliance.


MacBride Principles

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:


o     Company compliance with or violations of the Fair Employment Act of 1989

o Company antidiscrimination policies that already exceed the legal requirements

o     The cost and feasibility of adopting all nine principles

o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

o     The potential for charges of reverse discrimination

o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

o     The level of the company's investment in Northern Ireland

o     The number of company employees in Northern Ireland

o     The degree that industry peers have adopted the MacBride Principles

o Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.


Foreign Military Sales/Offsets

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines and Cluster Bombs

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:


o     Whether the company has in the past manufactured landmine components

o     Whether the company's peers have renounced future production


Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:


o     What weapons classifications the proponent views as cluster bombs

o Whether the company currently or in the past has manufactured cluster bombs or their components

o     The percentage of revenue derived from cluster bomb manufacture

o     Whether the company's peers have renounced future production


Nuclear Weapons

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

Spaced-Based Weaponization

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:


o     The information is already publicly available or

o     The disclosures sought could compromise proprietary information.


WORKPLACE DIVERSITY

Board Diversity

Generally vote AGAINST reports on the company's efforts to diversify the board, unless:


o The board composition is reasonably inclusive in relation to companies of similar size and business or

o The board already reports on its nominating procedures and diversity initiatives.


Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:


o     The degree of board diversity

o     Comparison with peer companies

o     Established process for improving board diversity

o     Existence of independent nominating committee

o     Use of outside search firm

o     History of EEO violations.


Equal Employment Opportunity (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

o     The company has well-documented equal opportunity programs

o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

o     The company has no recent EEO-related violations or litigation.


Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling


Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

o     The composition of senior management and the board is fairly inclusive

o The company has well-documented programs addressing diversity initiatives and leadership development

o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

o The company has had no recent, significant EEO-related violations or litigation


Sexual Orientation

Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:


o Whether the company's EEO policy is already in compliance with federal, state and local laws

o Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees

o     The industry norm for including sexual orientation in EEO statements

o Existing policies in place to prevent workplace discrimination based on sexual orientation


Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

                          ROGGE GLOBAL PARTNERS PLC.

                      Proxy Voting Policy and Procedure

Rogge Global Partners plc ("Rogge") offers global fixed income investment management to institutional investors. As a fixed income manager, it is highly unlikely Rogge would purchase equity securities on behalf of its clients. If Rogge were to receive equity securities, such as through an offering related to convertible securities it holds, Rogge would normally sell them.

If Rogge were to hold a security of a company that was soliciting proxies, Rogge assumes a fiduciary responsibility to vote proxies in the best interest of its clients. In addition, with respect to employee benefit plans under the Employee Retirement Income Securities Act (ERISA), Rogge acknowledges its responsibility as a fiduciary to vote proxies prudently and solely in the best interest of plan participants and beneficiaries. So that it may fulfill these fiduciary responsibilities to clients, Rogge has adopted and implemented these written policies and procedures reasonably designed to ensure that it votes proxies in the best interest of clients.

Proxy Voting Guidelines

Rogge acknowledges it has a duty of care that requires it to monitor corporate actions and vote client proxies. If a client's custodian notifies Rogge of a proxy that requires voting on behalf of a client, Rogge will vote the proxy in accordance with these guidelines. The guidelines have been developed to be consistent, wherever possible, with enhancing long-term shareholder value and leading corporate governance practices.

Rogge has a policy not to be unduly influenced by representatives of management or any public interest or other outside groups when voting proxies. The Head of Compliance will report to Rogge's principal executive officer any attempts by outside parties or others at Rogge who attempt to unduly influence Rogge to vote proxies. Attempts made by the principal executive officer will be reported to Rogge's Board.

These guidelines are not rigid policy positions. Rogge will consider each corporate proxy statement on a case-by-case basis, and may vote in a manner different from that contemplated by these guidelines when deemed appropriate. There may be occasions when Rogge determines that not voting a proxy may be more in the best interest of clients, for example, when the cost of voting the proxy exceeds the expected benefit to the client. Rogge may change these guidelines from time to time without providing notice of these changes to its clients.

MANAGEMENT PROPOSALS

In general, it is Rogge's intention to vote on proposals introduced by company management in accordance with management's recommendations on the following types of management proposals:

o Election of directors when there is not an opposition slate

o Ratification of appointment of auditors

o Amendments to the Certificate of Incorporation regarding director liability

o Amendments pertaining to employee stock option plans or awards, when such plans or awards do not constitute more than 2% of all outstanding stock.

SHAREHOLDER PROPOSALS

At times shareholders will submit proposals that generally seek to change some aspect of a company's corporate governance structure or its business operations. Rogge will generally vote against proposals motivated by political, ethical or social concerns. Rogge will examine each issue solely from an economic perspective and, at times, will vote with management in opposition to shareholder resolutions which could negatively impact the corporation's ability to do business. However, Rogge will generally support the following shareholder initiatives concerning the maximization of shareholder value:

o Against management sheltering `poison pills' which effectively lower the value of the shares

o Against the payment of `greenmail'

o Against staggered terms for the board of directors

o For qualified dissident candidates for seats on the board when the entrenched directors have clearly not enhanced shareholder value

o For cumulative voting policies in electing the board of directors

o For confidential voting in electing the board of directors

Conflicts of Interest

Occasions may arise during the voting process in which a client's best interest conflicts with Rogge's interests. A conflict of interest may exist, for example, if Rogge has a business relationship with, or is actively soliciting business from, either (i) the company soliciting the proxy, or
(ii) a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote.
A business relationship includes, but it not limited to, employees serving as a director of the company or Rogge managing a company's pension fund. If a conflict of interest exists, Rogge will disclose the conflict to its client(s) and will vote the proxy as directed by the client(s).

Voting Process

Rogge has charged the firm's Head of Compliance with responsibility for acting as liaison with clients' custodian banks and assisting in the coordination and voting of proxies. After the Head of Compliance is notified of a proxy that requires voting, he will review the proxy and make a voting proposal to the Proxy Voting Committee in-line with these procedures. The Proxy Voting Committee is comprised of the Head of Compliance and any one director/portfolio manager. In the event the committee cannot reach agreement, all of Rogge's director/portfolio managers will be consulted. The Head of Compliance is also responsible for ensuring that the proxies are transmitted for voting in a timely fashion and maintaining a record of the voting record to be made available to clients upon request.

Recordkeeping

Pursuant to Rule 204-2 of the Investment Advisers Act of 1940, Rogge will maintain the following records for five years in an easily accessible place, the first two years in its office:

o Rogge's proxy voting policies and procedures

o Proxy statements received regarding client securities (proxy statements filed via EDGAR will not be separately maintained by Rogge)

o Records of votes cast on behalf of clients

o Records of written client requests for voting information

o Records of written responses from Rogge to both written and verbal client requests

o Any other documents prepared that were material to Rogge's decision to vote a proxy or that memorialized the basis for the decision.

Obtaining a Voting Proxy Report

Clients may request a copy of these policies and procedures and/or a report on how their individual securities were voted by call Rogge's Head of Compliance at 44-207-842-8416.

                       THOMPSON, SIEGEL & WALMSLEY, INC.


                             PROXY VOTING POLICY

Thompson, Siegel & Walmsley, Inc. (TS&W) acknowledges it has a duty of care to its clients that requires it to monitor corporate events and vote client proxies. TS&W has adopted and implemented written policies and procedures reasonably designed to ensure that it votes proxies in the best interest of our clients. TS&W recognizes that it (i) has a fiduciary responsibility under the Employee Retirement Income Securities Act (ERISA) to vote proxies prudently and solely in the best interest of plan participants and beneficiaries (ii) will vote stock proxies in the best interest of the client (non-ERISA) when directed (together, our "clients"). TS&W has developed its policy to be consistent with, wherever possible, enhancing long-term shareholder value and leading corporate governance practices. Our general policy regarding the voting of proxies is as follows:

Proxy Voting Guidelines:

o Routine and/or non-controversial, general corporate governance issues are normally voted with management; these would include such items as: Election of Directors and Approval of Independent Auditors.

o Occasionally, TS&W may vote against management's proposal on a particular issue; such issues would generally be those deemed likely to reduce shareholder control over management, entrench management at the expense of shareholders, or in some way diminish shareholders' present or future value. From time to time TS&W will receive and act upon the client's specific instructions regarding proxy proposals. TS&W reserves the right to vote against any proposals motivated by political, ethical or social concerns. TS&W will examine each issue solely from an economic perspective.

o Occasions may arise during the voting process in which the best interest of the clients conflicts with TS&W's interests. Conflicts of interest generally include (i) business relationships where TS&W has a substantial business relationship with, or is actively soliciting business from, a company soliciting proxies (ii) personal or family relationships whereby an employee of TS&W has a family member or other personal relationship that is affiliated with a company soliciting proxies, such as a spouse who serves as a director of a public company. A conflict could also exist if a substantial business relationship exists with a proponent or opponent of a particular initiative. If TS&W determines that a material conflict of interest exists, TS&W will disclose the conflict to its client(s) and vote the proxy as directed by the client(s).

Proxy Voting Process:

For most stocks we use Proxy Edge, an electronic proxy voting system. Through Proxy Edge we receive electronic ballots for a majority of the accounts we vote. With this system we are able to keep records of which accounts are voted, how accounts are voted, and how many shares are voted. For proxies not received through Proxy Edge, the same procedures and processes are followed. Records are kept electronically and ballots are voted manually and sent by means of the U.S. postal service.

Upon timely receipt of proxy materials from the client's Custodian or through Proxy Edge:

o The Proxy Coordinator will receive the initial proxy information and will monitor the voting process throughout.

o A Research Associate will review all proposals, vote routine issues and will consult with TS&W's Investment Policy Committee or products managers on non-routine issues.

o The Research Associate will notify the Proxy Coordinator how the proxy is to be voted. The Proxy Coordinator is also responsible for ensuring that the proxies are transmitted for voting in a timely fashion and maintaining a record of the vote, which will be made available to clients upon request.

o All proxies will be voted solely in the interest of clients.

o TSW reserves the right not to vote proxies if the cost of voting exceeds the expected benefit to the client.

o All tender offers are reviewed and treated in a similar manner.

Proxy Voting Records & Reports

o The proxy information kept by the Proxy Coordinator will include the following: (i) name of the issuer, (ii) the exchange ticker symbol, (iii) the CUSIP number, (iv) the shareholder meeting date, (v) a brief description of the matter brought to vote; (vi) whether the proposal was submitted by management or a shareholder, (vii) how TS&W voted the proxy (for, against, abstained) and (viii) whether the proxy was voted for or against management.

o Clients will be notified annually of their ability to request a copy of our proxy policies and procedures. A copy of how TS&W voted on securities held is available free of charge upon request from our clients or by calling toll free (800) 697-1056.

                                     PART C
                                OTHER INFORMATION

Item 23.

          Exhibits:

(a) Agreement and Declaration of Trust. Agreement and Declaration of Trust of Old Mutual Advisor Funds dated May 27, 2004. Incorporated herein by reference to Registration Statement Filed June 1, 2004.

     (1) Amendment to Schedule A of the Declaration of Trust as amended May 11, 2005. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

(b) By-Laws of Old Mutual Advisor Funds. Incorporated herein by reference to Registration Statement filed June 1, 2004.

(c)       Instruments Defining Rights of Security Holders.

     (1)  Articles II, VI, VII and IX of the Agreement and Declaration of Trust.

     (2)  Articles IV and VI of the Bylaws.

(d)       Investment Advisory Agreement.

     (1) Form of Investment Advisory Agreement dated __________, 2004, by and between the Registrant, on behalf of each fund of the Registrant, and Old Mutual Capital, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

     (2) Amendment No. 1 dated May 11, 2005 to Schedule A of the Investment Advisory Agreement dated September 7, 2004. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

     (3) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among the Registrant, Old Mutual Capital, Inc. and Ibbotson Associates Advisors, LLC. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

     (4) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among the Registrant, Old Mutual Capital, Inc. and Acadian Asset Management, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

     (5) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among the Registrant, Old Mutual Capital, Inc. and Analytic Investors, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

     (6) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among the Registrant, Old Mutual Capital, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 2 to Registration Statement filed September 24, 2004.

     (7) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among the Registrant, Old Mutual Capital, Inc. and Clay Finlay, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

     (8) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among the Registrant, Old Mutual Capital, Inc. and Dwight Asset Management Company. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

     (9) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among the Registrant, Old Mutual Capital, Inc. and Heitman Real Estate Securities LLC. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

     (10) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among the Registrant, Old Mutual Capital, Inc. and Liberty Ridge Capital, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

     (11) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among the Registrant, Old Mutual Capital, Inc. and Provident Investment Counsel. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

     (12) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among the Registrant, Old Mutual Capital, Inc. and Rogge Global Partners plc Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

     (13) Form of Investment Sub-Advisory Agreement dated __________, 2005, by and among the Registrant, Old Mutual Capital, Inc. and Copper Rock Capital Partners LLC. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

     (14) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among the Registrant, Old Mutual Capital, Inc. and Thompson, Siegel & Walmsley, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

(e) Distribution Agreement. Form of Distribution Agreement dated ____________, 2004, by and between the Registrant and Old Mutual Investment Partners. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

     (1) Amendment No. 1 dated May 11, 2005 to Exhibit A to Distribution Agreement between the Registrant and Old Mutual Investment Partners dated May 11, 2005. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

(f)       Bonus or Profit Sharing Contracts. Not Applicable.

(g) Custodian Agreement. Form of Mutual Fund Custodian Agreement between the Registrant and Wachovia Bank, N.A. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

     (1) Amendment No. 1 dated May 11, 2005 to Attachment C of the Mutual Fund Custodian Agreement dated August 2, 2004. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

(h)       Other Material Contracts.

     (1) Form of Administrative Services Agreement dated __________, 2004, by and between the Registrant and Old Mutual Fund Services. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

     (2) Amendment No. 1 dated May 11, 2005 to Schedule A of the Administrative Services Agreement dated September 7, 2004. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

     (3) Form of Sub-Administrative Services Agreement dated __________, 2004, by and between Old Mutual Fund Services and SEI Investments Global Fund Services. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

     (4)  Amendment No. 1 dated May 11, 2005 to Schedule A of the
          Sub-Administrative Services Agreement dated August 2, 2004. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

     (5) Expense Limitation Agreement effective __________, 2004 between the Registrant and Old Mutual Capital, Inc., on behalf of the Funds. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

     (6) Form of Shareholder Web Services Agreement dated __________, 2004 by and between the Registrant and Old Mutual Fund Services. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004

     (7) Service Plan for the Registrant's Class A and Class C Shares. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

     (8) Revised Schedule A to the Service Plan for the Registrant's Class A and Class C Shares as revised May 11, 2005. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

(i) (1) Opinion and consent of Counsel. Incorporated herein by reference to the Post-Effective Amendment No. 2 to Registration Statement filed September 24, 2004.

     (2)  Consent of Counsel is attached as an exhibit.

(j)       Consent of Auditors. Not applicable.

(k)       Not Applicable.

     (l) Letter from Old Capital Inc. dated September 7, 2004 to the Registrant with respect to the initial capitalization of the Registrant. Incorporated herein by reference to the Post-Effective Amendment No. 2 to Registration Statement filed September 24, 2004.

(m)       Plan under Rule 12b-1.

     (1) Form Distribution Plan under Rule 12b-1 with respect to the Class A Shares. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

     (2) Revised Schedule A to the Distribution Plan under Rule 12b-1 with respect to the Class A Shares as revised May 11, 2005. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

     (3) Form of Distribution Plan under Rule 12b-1 with respect to the Class C Shares. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

     (4) Revised Schedule A to the Distribution Plan under Rule 12b-1 with respect to the Class C Shares as revised May 11, 2005. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

(n) Form of Rule 18f-3 Multiple Class Plan dated July 8, 2004. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

     (1) Revised Schedule A to the Rule 18f-3 Plan as revised May 11, 2005. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

(o)       Not Applicable.

(p)       Code of Ethics.

     (1) Code of Ethics of the Registrant. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

     (2) Code of Ethics of Old Mutual Capital, Inc. and Old Mutual Investment Partners. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

     (3) Code of Ethics of Ibbotson Associates Advisors, LLC. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

     (4) Code of Ethics of Acadian Asset Management, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

     (5) Code of Ethics of Analytic Investors, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

     (6) Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

     (7) Code of Ethics of Clay Finlay, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

     (8) Code of Ethics of Dwight Asset Management Company. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

     (9) Code of Ethics of Heitman Real Estate Securities LLC. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

     (10) Code of Ethics of Liberty Ridge Capital, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

     (11) Code of Ethics of Provident Investment Counsel. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

     (12) Code of Ethics of Rogge Global Partners PLC. Incorporated herein by reference to the Post-Effective Amendment No. 2 to Registration Statement filed September 24, 2004.

     (13) Code of Ethics of Copper Rock Capital Partners LLC. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

     (14) Code of Ethics of Thompson, Siegel & Walmsley, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

(q) Other: Trustees' Power of Attorney. Powers of Attorney for John R. Bartholdson, David J. Bullock, Robert M. Hamje, Jarrett
          B. Kling, Walter W. Driver, Jr.and L. Kent Moore are attached as an exhibit.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons that are controlled by or under common control with the Registrant.

ITEM 25.  INDEMNIFICATION

The Agreement and Declaration of Trust of the Registrant include the following:

                                  ARTICLE VIII
                   LIMITATION OF LIABILITY AND INDEMNIFICATION

      Section 8.1. Limitation of Liability. A Trustee or officer, when acting in such capacity, shall not be personally liable to any Person for any act, omission or obligation of the Trust or any Trustee or officer; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust.

      Section 8.2. Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the By-Laws and other applicable law.

The Bylaws of the Registrant include the following:

                                  ARTICLE VIII
                                 INDEMNIFICATION

      Section 1. Indemnification. For the purpose of this Section 1, "Trust" includes any domestic or foreign predecessor entity of this Trust in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction; "proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Section 1.

            (a) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was a Covered Person, against expenses, judgments, fines and amounts paid in settlements actually and reasonably incurred by such person in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (i) in the case of conduct in his official capacity as a Covered Person, that his conduct was in the Trust's best interests and (ii) in all other cases, that his conduct was at least not opposed to the Trust's best interests and (iii) in the case of a criminal proceeding, that he had no reasonable cause to believe that his conduct was unlawful. The termination of any proceeding by judgment, order or settlement shall not, of itself, create a presumption that the person did not meet the requisite standard of conduct set forth in this Section 1. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct set forth in this Section 1.

            (b) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that person is or was a Covered Person, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of such action or suit if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

            (c) Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Covered Person's office with the Trust.

      Section 2. Advance Payments of Indemnifiable Expenses. To the maximum extent permitted by law, the Trust or applicable Portfolio may advance to a Covered Person, in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding, expenses for which the Covered Person would ultimately be entitled to indemnification; provided that the Trust or applicable Portfolio has received an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Portfolio if it is ultimately determined that he is not entitled to indemnification for such expenses, and further provided that (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification for such expenses.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR:

The list required by this Item 26 of officers and directors of the investment advisor and sub-advisors, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to the respective Forms ADV filed by the investment advisor and sub-advisors under the file numbers indicated in the table below:

                                                    Advisers Act
Advisor/Sub-Advisor                              Registration Number
-------------------                              -------------------
Old Mutual Capital, Inc.                              801-63140
Ibbotson Associates Advisors, LLC                     801-62323
Acadian Asset Management, Inc.                        801-28078
Analytic Investors, Inc.                              801-07082
Barrow, Hanley, Mewhinney & Strauss, Inc.             801-31237
Clay Finlay, Inc.                                     801-17316
Dwight Asset Management Company                       801-45304
Heitman Real Estate Securities LLC                    801-48252
Liberty Ridge Capital, Inc.                           801-48872
Provident Investment Counsel                          801-47993
Rogge Global Partners PLC                             801-25482
Thompson, Siegel & Walmsley, Inc.                     801-06273
Copper Rock Capital Partners LLC                      801-63900

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Registrant's distributor, Old Mutual Investment Partners, acts as distributor for PBHG Funds, PBHG Insurance Series Fund and the Registrant.

(b) The principal business address of each person named in the table below is Old Mutual Investment Partners, 4643 South Ulster Street, Suite 600, Denver, Colorado 80237.

                    Positions and Office with       Position and Offices with
Name                         Underwriter                     Registrant
-----               -------------------------       -------------------------
David J. Bullock    Trustee and Chief Executive     President, Chief Executive
                    Officer                         Officer and Trustee
Michael W. Rose     President                       ---
Mark E. Black       Chief Financial Officer and     Treasurer, Chief Financial
                    Chief Administrative Officer    Officer and Controller
Andra C. Ozols      Executive Vice President,       Vice President and
                    General Counsel and Secretary   Secretary
James F. Lummanick  Senior Vice President and Chief Vice President and Chief
                    Compliance Officer              Compliance Officer
George Vogel        Executive Vice Presieent        --
Lee T. Cummings     Vice President                  --
Michael W. Mathies  Vice President                  ---

(c)   None.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)   With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
      (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

                           Wachovia Bank, National Association
                           123 South Broad Street
                           Philadelphia, PA 19109

(b)   With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5);
      (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

                           SEI Investments Global Funds Services
                           One Freedom Valley Road
                           Oaks, PA 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisor or Sub-Advisors:

                           Old Mutual Capital, Inc.
                           4643 South Ulster Street, Suite 600
                           Denver, CO 80237

                           and

                           1400 Liberty Ridge Drive
                           Wayne, PA 19087

                           Ibbotson Associates Advisors, LLC
                           225 N. Michigan Avenue, Suite 700
                           Chicago, IL  60601

                           Acadian Asset Management, Inc.
                           Ten Post Office Square
                           Boston, MA  02109

                           Analytic Investors, Inc.
                           500 South Grand Avenue, 23rd Floor
                           Los Angeles, CA  90071

                           Barrow, Hanley, Mewhinney & Strauss, Inc.
                           3232 McKinney Avenue, 15th Floor
                           Dallas, TX  75204-2429

                           Clay Finlay, Inc.
                           200 Park Avenue
                           New York, NY  10166

                           Dwight Asset Management Company
                           100 Bank Street
                           Burlington, VT  05401

                           Heitman Real Estate Securities LLC
                           191 N. Wacker Drive, Suite 2500
                           Chicago, IL  60606

                           Liberty Ridge Capital, Inc.
                           1400 Liberty Ridge Drive
                           Wayne, PA  19087

                           Provident Investment Counsel
                           300 North Lake Avenue, Penthouse
                           Pasadena, CA  91101

                           Rogge Global Partners PLC
                           Sion Hall
                           56 Victoria Embankment
                           London, England  EC4Y ODZ

                           Thompson, Siegel & Walmsley, Inc.
                           500 Monument Avenue
                           Richmond, VA  23230

                           Copper Rock Capital Partners LLC
                           200 Clarendon Street, 53rd Floor
                           Boston, MA  02116

ITEM 29.  MANAGEMENT SERVICES

None.

ITEM 30.  UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado, on the 29th day of September, 2005.

                               OLD MUTUAL ADVISOR FUNDS
                               (Registrant)


                               By: /s/ David J. Bullock
                                 ----------------------------------
                                   David J. Bullock, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of September, 2005.



/s/ David J. Bullock                                  President and Trustee
--------------------------------------------
David J. Bullock

/s/ Marck E. Black                                    Chief Financial Officer
--------------------------------------------
Mark E. Black

                  *                                   Trustee
--------------------------------------------
John R. Bartholdson

                  *                                   Trustee
--------------------------------------------
Walter W. Driver, Jr.

                  *                                   Trustee
--------------------------------------------
Robert M. Hamje

                  *                                   Trustee
--------------------------------------------
Jarrett B. Kling

                  *                                   Trustee
--------------------------------------------
L. Kent Moore


*By:  /s/ David J. Bullock
    ----------------------------------------
         David J. Bullock
         Attorney-in-Fact

                            OLD MUTUAL ADVISOR FUNDS

                                INDEX TO EXHIBITS

Item 23.

           Exhibits:

EX-99.i    Consent of Counsel.

Ex-99.q Powers of Attorney for John R. Bartholdson, David J. Bullock, Robert M. Hamje, Jarrett B. Kling, Walter W. Driver, Jr. and
          L. Kent Moore are attached as an exhibit.